--------------------------------------------------------------------------------

                                                   NORWEST ADVANTAGE FUNDS-SM-



                               SEMI-ANNUAL REPORT



                                                 NOVEMBER 30, 1996


                                                FIXED INCOME FUNDS

                                                STABLE INCOME FUND
                                        INTERMEDIATE GOVERNMENT INCOME FUND
                                               DIVERSIFIED BOND FUND
                                                   INCOME FUND
                                              TOTAL RETURN BOND FUND

                                                   --------------

                                             TAX-FREE FIXED INCOME FUNDS

                                             LIMITED TERM TAX-FREE FUND
                                                TAX-FREE INCOME FUND
                                               COLORADO TAX-FREE FUND
                                              MINNESOTA TAX-FREE FUND

                                                   --------------

                                                   BALANCED FUNDS

                                             CONSERVATIVE BALANCED FUND
                                               MODERATE BALANCED FUND
                                                GROWTH BALANCED FUND

                                                   --------------

                                                    EQUITY FUNDS

                                                 INCOME EQUITY FUND
                                              VALUGROWTH-SM- STOCK FUND
                                                     INDEX FUND
                                               DIVERSIFIED EQUITY FUND
                                                  GROWTH EQUITY FUND
                                              LARGE COMPANY GROWTH FUND
                                               SMALL COMPANY STOCK FUND
                                              SMALL COMPANY GROWTH FUND
                                             SMALL CAP OPPORTUNITIES FUND
                                                CONTRARIAN STOCK FUND
                                                 INTERNATIONAL FUND


                                         [LOGO] NORWEST ADVANTAGE FUNDS-SM-


                                                  Not FDIC Insured

--------------------------------------------------------------------------------
 TABLE OF CONTENTS                                             NOVEMBER 30, 1996

                                                                                                           PAGE
                                                                                                           -----
A MESSAGE TO OUR SHAREHOLDERS.........................................................................           1
FINANCIAL STATEMENTS OF NORWEST ADVANTAGE FUNDS
         Statements of Assets and Liabilities.........................................................           2
         Statements of Operations.....................................................................           6
         Statements of Changes in Net Assets..........................................................          10
         Notes to Financial Statements................................................................          14
         Financial Highlights.........................................................................          24
         Portfolios of Investments
                  Stable Income Fund..................................................................          33
                  Intermediate Government Income Fund.................................................          36
                  Diversified Bond Fund...............................................................          37
                  Income Fund.........................................................................          41
                  Total Return Bond Fund..............................................................          43
                  Limited Term Tax-Free Fund..........................................................          44
                  Tax-Free Income Fund................................................................          47
                  Colorado Tax-Free Fund..............................................................          53
                  Minnesota Tax-Free Fund.............................................................          55
                  Conservative Balanced Fund..........................................................          59
                  Moderate Balanced Fund..............................................................          68
                  Growth Balanced Fund................................................................          78
                  Income Equity Fund..................................................................          85
                  ValuGrowth-SM- Stock Fund...........................................................          86
                  Index Fund..........................................................................          88
                  Diversified Equity Fund.............................................................          97
                  Growth Equity Fund..................................................................         100
                  Large Company Growth Fund...........................................................         101
                  Small Company Stock Fund............................................................         102
                  Small Company Growth Fund...........................................................         104
                  Small Cap Opportunities Fund........................................................         106
                  Contrarian Stock Fund...............................................................         106
                  International Fund..................................................................         108
FINANCIAL STATEMENTS OF CORE TRUST (DELAWARE)
         Statements of Assets and Liabilities.........................................................         110
         Statements of Operations.....................................................................         111
         Statements of Changes in Net Assets..........................................................         112
         Notes to Financial Statements................................................................         113
         Portfolios of Core Trust (Delaware)
                  Index Portfolio.....................................................................         117
                  Small Company Portfolio.............................................................         125
                  International Portfolio II..........................................................         131
                  International Portfolio.............................................................         134
FINANCIAL STATEMENTS OF SCHRODER CAPITAL FUNDS
         Statement of Assets and Liabilities..........................................................         138
         Statement of Operations......................................................................         139
                  Statement of Changes in Net Assets..................................................         140
                  Notes to Financial Statements.......................................................         141
                  Portfolio of Schroder U.S. Smaller Companies Portfolio..............................         143

                                                                    [LOGO]

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 A MESSAGE TO OUR SHAREHOLDERS                                 NOVEMBER 30, 1996

                                                      January 13,
           1997

           Dear Shareholders:

           We are pleased to present the Semi-Annual Report for the period ending November 30, 1996, for Norwest Advantage Funds. This report includes twenty-three of the twenty-eight Norwest Advantage Funds portfolios. The five Norwest Advantage Funds money market portfolios are reported separately.

           Norwest Advantage Funds experienced significant growth over the last year with assets increasing from one year ago by 35% to over $13.4 billion as of November 30, 1996. This success is the result of the continued positive performance of the Norwest Advantage Funds and the confidence and support of the shareholders of the funds.

           The stock market performed exceptionally well over the past year with the Standard & Poor's 500 Index returning 27.85% for the twelve months ended November 30, 1996, compared to a 15.18% average annual return for the past ten years. The bond market, however, did not fare as well over the same period with the Lehman Brothers Aggregate Bond Index returning 6.07%, compared to an 8.61% average annual return for the past ten years.

           Volatility increased in both the stock and bond markets during 1996. For example, the Dow Jones Industrial Average fell 114 points on July 8th and another 161 points on July 16th to settle below 5400, a 7% decline in a two-week period. Yet, by November 25, the Dow reached 6547. Similarly, the 30-year Treasury bond started the year below 6.0%, reached a high of 7.2% in July, and settled at 6.4% at the end of the period.

           The increased volatility in both the stock and bond markets in 1996 was driven by signs of a strengthening economy fueling fears of inflation. For stock mutual funds, volatility was also due to varying performance among different classes of stocks and among individual stocks within each mutual fund. Although market volatility can cause anxiety for some investors, it is a benefit to those who invest regularly toward long-term goals. Regular periodic investing, or dollar cost averaging, ensures that an investor buys more shares when prices are lower and fewer shares when prices are higher.

           Norwest Advantage Funds offer a wide range of stock and bond funds to help you achieve the diversification you want for your investment portfolio. If you have any questions or would like additional information about the Norwest Advantage Funds, please call 800-338-1348 or 612-667-8833 (press 1). We appreciate your decision to invest with Norwest Advantage Funds.

                                           Sincerely,

                                                   [SIGNATURE]
                                           John Y. Keffer
                                         CHAIRMAN, NORWEST ADVANTAGE
                                         FUNDS

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                  INTERMEDIATE
                                    STABLE         GOVERNMENT       DIVERSIFIED                      TOTAL RETURN
                                    INCOME           INCOME            BOND            INCOME            BOND
                                     FUND             FUND             FUND             FUND             FUND
                                 -------------    -------------    -------------    -------------    -------------
ASSETS:
 Investments, in International
     Portfolio of Core Trust
     (Delaware) (Note 2)(a)...   $           -    $          -     $           -    $           -    $          -
 Investments, in Schroder U.S.
     Smaller Companies
     Portfolio of Schroder
     Capital Funds (Note
     2)(a)....................               -               -                 -                -               -
 Investments in affiliated
     funds (Note 2)(a)........               -               -                 -                -               -
 Portfolio Investments at
     value (Note 2)(a)........     109,631,249     414,595,938       181,197,955      285,390,869     131,675,107
 Collateral for securities
     loaned (Note 6)..........      11,972,394      70,614,959         2,527,396       71,081,426      37,462,221
 Cash.........................               -               -                 -           28,375               -
 Interest, dividends and other
     receivables..............       1,021,380       6,318,628         2,348,139        3,136,166       2,093,457
 Receivable for securities
     sold.....................               -               -         1,036,095                -       1,750,000
 Receivable for daily
     variation margin on
     futures contracts........               -               -                 -                -               -
 Receivable for Fund shares
     issued...................               -          16,107                 -           30,885             550
 Receivable for principal
     paydowns.................         216,472               -            36,404                -               -
 Receivable from manager......           8,437           1,938               186            3,645               -
 Organization Costs, net of
     amortization (Note 2)....          35,198          35,198            35,198                -          13,623
                                 -------------    -------------    -------------    -------------    -------------
TOTAL ASSETS..................     122,885,130     491,582,768       187,181,373      359,671,366     172,994,958
                                 -------------    -------------    -------------    -------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -               -         1,227,902                -               -
 Payable for securities loaned
     (Note 6).................      11,972,394      70,614,959         2,527,396       71,081,426      37,462,221
 Payable for Fund shares
     redeemed.................               -         413,907                 -           25,572           1,246
 Payable to custodian (Note
     4).......................               -               -                 -                -               -
 Accrued advisory or
     administration fees (Note
     4).......................          27,243         113,845            52,121           93,957          22,095
 Accrued transfer agency fee
     (Note 4).................          22,703          86,246            37,229           55,142          26,987
 Accrued management fee (Note
     4).......................               -          74,167            14,821           13,235          24,673
 Accrued expenses & other
     payables.................          17,057          16,940            19,853           33,338          21,399
 Dividends payable............           1,805          36,701                 -        1,557,643         706,751
                                 -------------    -------------    -------------    -------------    -------------
TOTAL LIABILITIES.............      12,041,202      71,356,765         3,879,322       72,860,313      38,265,372
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 110,843,928    $420,226,003     $ 183,302,051    $ 286,811,053    $134,729,586
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in Capital..............   $ 110,608,881    $418,327,884     $ 165,424,488    $ 298,564,109    $132,586,150
 Undistributed (distribution
     in excess) net investment
     income...................         106,265         405,997        12,004,732                -               -
 Accumulated net realized gain
     (loss) from
     investments..............         (60,624)     (3,796,236)        2,044,683      (17,173,125)        (99,664)
 Net unrealized appreciation
     (depreciation) from
     investments..............         189,406       5,288,358         3,828,148        5,420,069       2,243,100
 Net unrealized appreciation
     of investments of
     International Portfolio
     of Core Trust
     (Delaware)...............               -               -                 -                -               -
 Net unrealized appreciation
     of investments of
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds...               -               -                 -                -               -
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 110,843,928    $420,226,003     $ 183,302,051    $ 286,811,053    $134,729,586
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $  12,479,756    $ 14,573,248     $           -    $   5,417,900    $  2,681,150
 B Shares.....................         574,632       9,683,419                 -        3,452,265       2,264,069
 I Shares.....................      97,789,540     395,969,336       183,302,051      277,940,888     129,784,367
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS....................   $ 110,843,928    $420,226,003     $ 183,302,051    $ 286,811,053    $134,729,586
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
SHARES OF BENEFICIAL INTEREST,
    NO PAR VALUE
 A Shares.....................       1,214,773       1,305,152                 -          565,080         277,516
 B Shares.....................          55,943         867,679                 -          360,641         233,948
 I Shares.....................       9,518,918      35,450,183         6,649,774       29,016,140      13,416,988
NET ASSET VALUE PER SHARE(B)
 A Shares.....................   $       10.27    $      11.17     $           -    $        9.59    $       9.66
 B Shares.....................   $       10.27    $      11.16     $           -    $        9.57    $       9.68
 I Shares.....................   $       10.27    $      11.17     $       27.57    $        9.58    $       9.67
(a) Investments at cost.......   $ 109,441,843    $409,307,580     $ 177,369,807    $ 279,970,800    $129,432,007
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
(b) Net Assets by Share Class
   divided by Shares of
   Beneficial Interest

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
                                                               NOVEMBER 30, 1996

                                LIMITED TERM     TAX-FREE     COLORADO     MINNESOTA   CONSERVATIVE    MODERATE       GROWTH
                                  TAX-FREE        INCOME      TAX-FREE     TAX-FREE      BALANCED      BALANCED      BALANCED
                                    FUND           FUND         FUND         FUND          FUND          FUND          FUND
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
ASSETS:
 Investments, in International
     Portfolio of Core Trust
     (Delaware) (Note 2)(a)...  $         -    $          -  $         -  $         -  $         -   $          -  $          -
 Investments, in Schroder U.S.
     Smaller Companies
     Portfolio of Schroder
     Capital Funds (Note
     2)(a)....................            -               -            -            -            -              -             -
 Investments in affiliated
     funds (Note 2)(a)........            -               -            -            -   18,480,902     94,591,718   155,524,902
 Portfolio Investments at
     value (Note 2)(a)........   21,862,992     312,683,588   61,437,801   41,279,477  104,648,053    333,012,059   302,717,555
 Collateral for securities
     loaned (Note 6)..........            -               -            -            -    4,547,499     24,489,093    28,247,842
 Cash.........................            -               -            -            -            -              -             -
 Interest, dividends and other
     receivables..............      352,025       4,903,292    1,089,525      606,849      922,727      3,024,909     2,379,374
 Receivable for securities
     sold.....................            -         505,118      115,027            -            -              -             -
 Receivable for daily
     variation margin on
     futures contracts........            -               -            -            -            -              -             -
 Receivable for Fund shares
     issued...................            -          75,542            -      204,812            -              -             -
 Receivable for principal
     paydowns.................            -               -            -            -       14,385         51,608             -
 Receivable from manager......            -           1,162          668            -          379              -             -
 Organization Costs, net of
     amortization (Note 2)....            -               -            -            -       35,198         35,198        35,198
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
TOTAL ASSETS..................   22,215,017     318,168,702   62,643,021   42,091,138  128,649,143    455,204,585   488,904,871
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
LIABILITIES:
 Payable for securities
     purchased................      273,889       2,465,000    1,319,046            -      520,836        410,105       205,053
 Payable for securities loaned
     (Note 6).................            -               -            -            -    4,547,499     24,489,093    28,247,842
 Payable for Fund shares
     redeemed.................            -          23,310       20,738       30,104            -              -             -
 Payable to custodian (Note
     4).......................            -               -            -            -            -              -             -
 Accrued advisory or
     administration fees (Note
     4).......................        2,210               -            -            -       45,133        184,400       214,776
 Accrued transfer agency fee
     (Note 4).................        2,800          55,351        4,484        7,908       25,074         86,981        92,576
 Accrued management fee (Note
     4).......................            -          44,304        8,896        4,274            -         53,439        63,857
 Accrued expenses & other
     payables.................        9,393          54,471       21,175       24,900       19,755         27,305        28,032
 Dividends payable............       64,832       1,461,380      275,470      182,587            -              -             -
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
TOTAL LIABILITIES.............      353,124       4,103,816    1,649,809      249,773    5,158,297     25,251,323    28,852,136
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $21,861,893    $314,064,886  $60,993,212  $41,841,365  $123,490,846  $429,953,262  $460,052,735
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
COMPONENTS OF NET ASSETS:
 Paid in Capital..............  $21,610,179    $311,898,859  $59,926,594  $40,834,841  $101,810,663  $347,876,224  $338,829,793
 Undistributed (distribution
     in excess) net investment
     income...................            -           3,155            -            -    6,808,001     16,357,235    12,179,319
 Accumulated net realized gain
     (loss) from
     investments..............            -     (11,393,166)  (1,497,891)    (474,408)   2,669,899      6,403,024    18,665,213
 Net unrealized appreciation
     (depreciation) from
     investments..............      251,714      13,556,038    2,564,509    1,480,932   12,202,283     59,316,779    90,378,410
 Net unrealized appreciation
     of investments of
     International Portfolio
     of Core Trust
     (Delaware)...............            -               -            -            -            -              -             -
 Net unrealized appreciation
     of investments of
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds...            -               -            -            -            -              -             -
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $21,861,893    $314,064,886  $60,993,212  $41,841,365  $123,490,846  $429,953,262  $460,052,735
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $         -    $ 27,825,684  $27,816,018  $25,468,046  $         -   $          -  $          -
 B Shares.....................            -       6,676,831    6,846,113   10,476,780            -              -             -
 I Shares.....................   21,861,893     279,562,371   26,331,081    5,896,539  123,490,846    429,953,262   460,052,735
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
NET ASSETS....................  $21,861,893    $314,064,886  $60,993,212  $41,841,365  $123,490,846  $429,953,262  $460,052,735
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
SHARES OF BENEFICIAL INTEREST,
    NO PAR VALUE
 A Shares.....................            -       2,748,160    2,713,710    2,383,375            -              -             -
 B Shares.....................            -         659,325      667,081      980,676            -              -             -
 I Shares.....................    2,089,951      27,594,434    2,568,443      551,789    6,445,358     19,922,115    18,715,234
NET ASSET VALUE PER SHARE(B)
 A Shares.....................  $         -    $      10.13  $     10.25  $     10.69  $         -   $          -  $          -
 B Shares.....................  $         -    $      10.13  $     10.26  $     10.68  $         -   $          -  $          -
 I Shares.....................  $     10.46    $      10.13  $     10.25  $     10.69  $     19.16   $      21.58  $      24.58
(a) Investments at cost.......  $21,611,278    $299,127,550  $58,873,292  $39,798,545  $110,926,672  $368,286,998  $367,864,047
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
                                ------------   ------------  -----------  -----------  ------------  ------------  ------------
(b) Net Assets by Share Class
   divided by Shares of
   Beneficial Interest

                                                                    [LOGO]

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 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)

                                    INCOME        VALUGROWTH-SM-                      DIVERSIFIED         GROWTH
                                    EQUITY            STOCK            INDEX            EQUITY            EQUITY
                                     FUND             FUND             FUND              FUND              FUND
                                 -------------    -------------    -------------    ---------------    -------------
ASSETS:
 Investments, in International
     Portfolio of Core Trust
     (Delaware) (Note 2)(a)...   $           -    $          -     $           -    $             -    $           -
 Investments in Schroder U.S.
     Smaller Companies
     Portfolio of Schroder
     Capital Funds (Note
     2)(a)....................               -               -                 -                  -                -
 Investments in affiliated
     funds (Note 2)(a)........               -               -                 -        542,399,464      540,179,840
 Portfolio Investments at
     value (Note 2)(a)........     393,220,324     194,199,915       334,230,779        544,029,257      294,531,779
 Collateral for securities
     loaned (Note 6)..........      61,777,773      60,387,270        94,954,331        128,460,517       77,086,191
 Cash.........................               -             933                 -                  -                -
 Interest, dividends and other
     receivables..............       1,444,524         424,270           693,919          1,117,927           94,798
 Receivable for securities
     sold.....................               -               -                 -                  -                -
 Receivable for daily
     variation margin on
     futures contracts........               -               -            50,600                  -                -
 Receivable for Fund shares
     issued...................         161,062           7,292                 -            739,158          161,175
 Receivable for principal
     paydowns.................               -               -                 -                  -                -
 Receivable from manager......           3,533           8,601                 -                 30               30
 Organization Costs, net of
     amortization (Note 2)....          35,198               -            35,197             35,198           35,198
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL ASSETS..................     456,642,414     255,028,281       429,964,826      1,216,781,551      912,089,011
                                 -------------    -------------    -------------    ---------------    -------------
LIABILITIES:
 Payable for securities
     purchased................               -               -                 -                  -                -
 Payable for securities loaned
     (Note 6).................      61,777,773      60,387,270        94,954,331        128,460,517       77,086,191
 Payable for Fund shares
     redeemed.................          19,658               -                 -             10,404                -
 Payable to custodian.........               -               -                 -                  -                -
 Accrued advisory or
     administration fees (Note
     4).......................         156,065         123,502                 -            565,238          604,961
 Accrued transfer agency fee
     (Note 4).................          78,032           6,624            39,738            217,399          168,045
 Accrued management fee (Note
     4).......................          51,517          10,853            39,503            159,098          115,046
 Accrued expenses & other
     payables.................          40,061          35,707            27,929             51,512           37,825
 Dividends payable............          13,062          94,240                 -                  -                -
                                 -------------    -------------    -------------    ---------------    -------------
TOTAL LIABILITIES.............      62,136,168      60,658,196        95,061,501        129,464,168       78,012,068
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 394,506,246    $194,370,085     $ 334,903,325    $ 1,087,317,383    $ 834,076,943
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
COMPONENTS OF NET ASSETS:
 Paid in Capital..............   $ 300,275,148    $117,838,806     $ 230,390,759    $   783,868,427    $ 656,132,664
 Undistributed (distribution
     in excess) net investment
     income...................       1,249,665         214,555         5,986,969          4,502,821       (1,754,050)
 Accumulated net realized gain
     (loss) from
     investments..............         272,114      20,816,644         6,023,277         10,220,364       21,292,240
 Net unrealized appreciation
     (depreciation) from
     investments..............      92,709,319      55,500,080        92,502,320        288,725,771      158,406,089
 Net unrealized appreciation
     of investments of
     International Portfolio
     of Core Trust
     (Delaware)...............               -               -                 -                  -                -
 Net unrealized appreciation
     of investments of
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds...               -               -                 -                  -                -
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 394,506,246    $194,370,085     $ 334,903,325    $ 1,087,317,383    $ 834,076,943
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................   $  39,043,052    $ 17,160,301     $           -    $    14,552,965    $  11,063,260
 B Shares.....................      23,882,509       5,767,677                 -         15,362,503        4,371,729
 I Shares.....................     331,580,685     171,442,107       334,903,325      1,057,401,915      818,641,954
                                 -------------    -------------    -------------    ---------------    -------------
NET ASSETS....................   $ 394,506,246    $194,370,085     $ 334,903,325    $ 1,087,317,383    $ 834,076,943
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
SHARES OF BENEFICIAL INTEREST,
    NO PAR VALUE
 A Shares.....................       1,275,722         676,876                 -            436,780          364,907
 B Shares.....................         782,059         231,532                 -            463,063          144,775
 I Shares.....................      10,833,957       6,768,717         9,313,717         31,737,826       27,003,416
NET ASSET VALUE PER SHARE(B)
 A Shares.....................   $       30.60    $      25.35     $           -    $         33.32    $       30.32
 B Shares.....................   $       30.54    $      24.91     $           -    $         33.18    $       30.20
 I Shares.....................   $       30.61    $      25.33     $       35.96    $         33.32    $       30.32
(a) Investments at cost.......   $ 300,511,005    $138,699,835     $ 243,002,909    $   797,702,950    $ 676,305,530
                                 -------------    -------------    -------------    ---------------    -------------
                                 -------------    -------------    -------------    ---------------    -------------
(b) Net Assets by Share Class
   divided by Shares of
   Beneficial Interest

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
                                                               NOVEMBER 30, 1996

                                   LARGE         SMALL         SMALL          SMALL
                                  COMPANY       COMPANY       COMPANY          CAP        CONTRARIAN
                                   GROWTH        STOCK         GROWTH     OPPORTUNITIES      STOCK     INTERNATIONAL
                                    FUND          FUND          FUND          FUND           FUND          FUND
                                ------------  ------------  ------------  -------------   -----------  -------------
ASSETS:
 Investments, in International
     Portfolio of Core Trust
     (Delaware) (Note 2)(a)...  $          -  $          -  $          -   $         -    $         -  $179,347,192
 Investments in Schroder U.S.
     Smaller Companies
     Portfolio of Schroder
     Capital Funds (Note
     2)(a)....................             -             -             -    20,580,544              -             -
 Investments in affiliated
     funds (Note 2)(a)........             -             -             -             -              -             -
 Portfolio Investments at
     value (Note 2)(a)........   100,233,777   164,717,183   383,355,545             -     16,961,416             -
 Collateral for securities
     loaned (Note 6)..........    21,885,796    27,624,347             -             -      2,522,079             -
 Cash.........................             -             -             -             -              -             -
 Interest, dividends and other
     receivables..............        32,818        86,464        46,363         3,894         36,261             -
 Receivable for securities
     sold.....................             -       900,705     3,236,349             -         17,894             -
 Receivable for daily
     variation margin on
     futures contracts........             -             -             -             -              -             -
 Receivable for Fund shares
     issued...................             -        22,425             -         7,500              -         8,278
 Receivable for principal
     paydowns.................             -             -             -             -              -             -
 Receivable from manager......             -           535             -             -          2,147            11
 Organization Costs, net of
     amortization (Note 2)....        35,198        13,622        35,198             -         13,623        35,198
                                ------------  ------------  ------------  -------------   -----------  -------------
TOTAL ASSETS..................   122,187,589   193,365,281   386,673,455    20,591,938     19,553,420   179,390,679
                                ------------  ------------  ------------  -------------   -----------  -------------
LIABILITIES:
 Payable for securities
     purchased................             -     6,855,692     2,437,500             -              -             -
 Payable for securities loaned
     (Note 6).................    21,885,796    27,624,347             -             -      2,522,079             -
 Payable for Fund shares
     redeemed.................             -         3,971             -             -              -             -
 Payable to custodian.........             -             -             -             -              -             -
 Accrued advisory or
     administration fees (Note
     4).......................        51,989        85,488       278,308             -          6,136             -
 Accrued transfer agency fee
     (Note 4).................        19,996        29,133        77,308         2,247          2,815        36,187
 Accrued management fee (Note
     4).......................         5,691        25,300        65,573         3,745              -        86,908
 Accrued expenses & other
     payables.................        15,124        24,960        23,113           225         11,712        42,222
 Dividends payable............             -         2,240             -             -            572            37
                                ------------  ------------  ------------  -------------   -----------  -------------
TOTAL LIABILITIES.............    21,978,596    34,651,131     2,881,802         6,217      2,543,314       165,354
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $100,208,993  $158,714,150  $383,791,653   $20,585,721    $17,010,106  $179,225,325
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
COMPONENTS OF NET ASSETS:
 Paid in Capital..............  $ 68,881,832  $127,077,317  $277,359,445   $19,857,966    $16,798,850  $160,597,120
 Undistributed (distribution
     in excess) net investment
     income...................      (252,320)     (465,144)   (2,033,570)       (1,726)        33,065       483,374
 Accumulated net realized gain
     (loss) from
     investments..............      (110,516)   10,559,755    45,302,969       117,550        331,671     1,714,515
 Net unrealized appreciation
     (depreciation) from
     investments..............    31,689,997    21,542,222    63,162,809             -       (153,480)            -
 Net unrealized appreciation
     of investments of
     International Portfolio
     of Core Trust
     (Delaware)...............             -             -             -             -              -    16,430,316
 Net unrealized appreciation
     of investments of
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds...             -             -             -       611,931              -             -
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $100,208,993  $158,714,150  $383,791,653   $20,585,721    $17,010,106  $179,225,325
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS BY SHARE CLASS
 A Shares.....................  $          -  $  6,173,982  $          -   $    65,337    $   376,942  $  1,384,922
 B Shares.....................             -     4,243,150             -        28,217        482,735     1,238,904
 I Shares.....................   100,208,993   148,297,018   383,791,653    20,492,167     16,150,429   176,601,499
                                ------------  ------------  ------------  -------------   -----------  -------------
NET ASSETS....................  $100,208,993  $158,714,150  $383,791,653   $20,585,721    $17,010,106  $179,225,325
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
SHARES OF BENEFICIAL INTEREST,
    NO PAR VALUE
 A Shares.....................             -       442,957             -         3,671         36,023        68,684
 B Shares.....................             -       309,971             -         1,586         46,728        62,042
 I Shares.....................     3,421,370    10,687,918    11,664,873     1,150,914      1,543,778     8,752,635
NET ASSET VALUE PER SHARE(B)
 A Shares.....................  $          -  $      13.94  $          -   $     17.80    $     10.46  $      20.16
 B Shares.....................  $          -  $      13.69  $          -   $     17.79    $     10.33  $      19.97
 I Shares.....................  $      29.29  $      13.88  $      32.90   $     17.81    $     10.46  $      20.18
(a) Investments at cost.......  $ 68,543,780  $143,174,961  $320,192,736   $19,968,613    $17,114,896  $162,916,876
                                ------------  ------------  ------------  -------------   -----------  -------------
                                ------------  ------------  ------------  -------------   -----------  -------------
(b) Net Assets by Share Class
   divided by Shares of
   Beneficial Interest

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)

                                                INTERMEDIATE                                       TOTAL
                                   STABLE        GOVERNMENT     DIVERSIFIED                       RETURN
                                   INCOME          INCOME           BOND           INCOME          BOND
                                    FUND            FUND            FUND            FUND           FUND
                                 -----------    ------------    ------------    ------------    -----------
INVESTMENT INCOME
 Interest income..............   $ 3,383,582    $15,477,079     $ 5,839,489     $ 10,354,502    $4,562,122
 Dividend income..............             -          3,350               -                -             -
 Securities lending income
     (Note 6).................         2,940         16,299           5,772           40,308        25,628
 Net investment income from
     International Portfolio
     of Core Trust
     (Delaware)(Note1)........             -              -               -                -             -
 Net investment income from
     Schroder U.S. Small
     Companies Portfolio of
     Schroder Capital Funds
     (Note 1).................             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
TOTAL INCOME..................     3,386,522     15,496,728       5,845,261       10,394,810     4,587,750
                                 -----------    ------------    ------------    ------------    -----------
EXPENSES
 Advisory fee (Note 4)........       159,358        693,287         307,405          703,189       324,082
 Administration fee (Note
     4).......................             -              -               -                -             -
 Management fee (Note 4)......        53,119        210,087          87,830          281,276       129,633
 Transfer Agent fee (Note
     4).......................       132,799        525,218         219,575          351,595       162,041
 Custodian fee (Note 4).......             -              -               -           21,584        12,229
 Accounting fee (Note 4)......        46,500         42,500          25,000           47,000        33,000
 Legal fee (Note 4)...........         1,427          6,078           2,138            3,402         3,088
 Registration fees............         3,088         20,692           7,115           15,540        13,051
 Audit fee....................         5,482          8,928           7,399            6,074         4,751
 Trustees' fees...............           870          3,253           1,523            2,464         1,130
 Shareholder reporting........           404          1,640             798              792           525
 Distribution & Maintenance
     fees -- B Shares (Note
     4).......................         2,580         39,270               -           17,132        11,341
 Amortization of organization
     costs (Note 2)...........         5,960          5,960           5,960                -         3,269
 Miscellaneous................         3,649          6,936           4,825            7,670         2,971
                                 -----------    ------------    ------------    ------------    -----------
TOTAL EXPENSES................       415,236      1,563,849         669,568        1,457,718       701,111
 EXPENSES REIMBURSED AND FEES
     WAIVED (Note 4)..........       (69,061)      (105,272)        (57,989)        (395,921)     (209,029)
                                 -----------    ------------    ------------    ------------    -----------
NET EXPENSES..................       346,175      1,458,577         611,579        1,061,797       492,082
                                 -----------    ------------    ------------    ------------    -----------
NET INVESTMENT INCOME
    (LOSS)....................     3,040,347     14,038,151       5,233,682        9,333,013     4,095,668
                                 -----------    ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................        (4,361)    (3,144,067)       (122,431)      (5,862,425)     (460,944)
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............             -              -               -                -             -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........             -              -               -                -             -
   Foreign currency
       transactions...........             -              -               -                -             -
   Foreign currency
       transactions from
       investments in Foreign
       currency transactions
       from investments in
       International Portfolio
       of Core Trust
       (Delaware).............             -              -               -                -             -
   Futures transactions.......             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
 Net Realized Gain (Loss) from
     Investments..............        (4,361)    (3,144,067)       (122,431)      (5,862,425)     (460,944)
                                 -----------    ------------    ------------    ------------    -----------
 Net Change in Unrealized
     Appreciation Net Change
     in Unrealized
     Appreciation
     (Depreciation) from:
   Securities.................       665,977     13,742,860       5,032,131       15,396,773     4,293,502
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............             -              -               -                -             -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........             -              -               -                -             -
   Foreign currency
       transactions...........             -              -               -                -             -
   Foreign currency
       transactions from
       investments in
       International Portfolio
       of Core Trust
       (Delaware).............             -              -               -                -             -
   Futures transactions.......             -              -               -                -             -
                                 -----------    ------------    ------------    ------------    -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............       665,977     13,742,860       5,032,131       15,396,773     4,293,502
                                 -----------    ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED
    GAIN NET REALIZED AND
    UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS..........       661,616     10,598,793       4,909,700        9,534,348     3,832,558
                                 -----------    ------------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS....   $ 3,701,963    $24,636,944     $10,143,382     $ 18,867,361    $7,928,226
                                 -----------    ------------    ------------    ------------    -----------
                                 -----------    ------------    ------------    ------------    -----------
(a) Commenced operations on
   October 1, 1996.
(b) Commenced operations on
   August 15, 1996.

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
                                          FOR THE PERIOD ENDED NOVEMBER 30, 1996

                                LIMITED
                                  TERM     TAX-FREE     COLORADO   MINNESOTA   CONSERVATIVE    MODERATE      GROWTH
                                TAX-FREE    INCOME      TAX-FREE    TAX-FREE     BALANCED      BALANCED     BALANCED
                                FUND(A)      FUND         FUND        FUND         FUND          FUND         FUND
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
INVESTMENT INCOME
 Interest income..............  $111,413  $ 9,182,412  $1,714,135  $1,174,844  $ 3,078,235    $ 7,568,213  $ 5,136,085
 Dividend income..............       -              -          -           -       326,912      1,434,862    2,533,175
 Securities lending income
     (Note 6).................       -              -         20           -         3,541         20,209       25,067
 Net investment income from
     International Portfolio
     of Core Trust
     (Delaware)(Note1)........       -              -          -           -             -              -            -
 Net investment income from
     Schroder U.S. Small
     Companies Portfolio of
     Schroder Capital Funds
     (Note 1).................       -              -          -           -             -              -            -
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
TOTAL INCOME..................  111,413     9,182,412  1,714,155   1,174,844     3,408,688      9,023,284    7,694,327
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
EXPENSES
 Advisory fee (Note 4)........  10,789        784,399    147,351     103,045       306,845      1,078,404    1,320,224
 Administration fee (Note
     4).......................       -              -          -           -             -              -            -
 Management fee (Note 4)......   2,158        313,760     58,941      41,218        68,188        203,472      227,625
 Transfer Agent fee (Note
     4).......................   5,394        392,200     73,676      51,522       170,470        508,681      569,062
 Custodian fee (Note 4).......     432         23,209      5,894       4,122             -              -            -
 Accounting fee (Note 4)......   6,000         45,000     33,000      32,000        27,000         30,000       30,000
 Legal fee (Note 4)...........                  3,845      1,913       2,189         1,751          4,932        5,612
 Registration fees............       -         25,531      2,917       2,745         6,317          6,993        7,169
 Audit fee....................   2,513          6,725      4,750       6,599         7,399          7,399        7,399
 Trustees' fees...............                  2,797        518         358         1,276          3,516        4,099
 Shareholder reporting........      15            900        137         241           634          3,889        3,655
 Distribution & Maintenance
     fees -- B Shares (Note
     4).......................       -         31,908     33,187      48,231             -              -            -
 Amortization of organization
     costs (Note 2)...........       -              -          -           -         5,960          5,960        5,960
 Miscellaneous................     571         22,686      5,534       5,827         7,911          9,206        9,007
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
TOTAL EXPENSES................  27,872      1,652,960    367,818     298,097       603,751      1,862,452    2,189,812
 EXPENSES REIMBURSED AND FEES
     WAIVED (Note 4)..........  (13,468 )    (980,806)  (249,962 )  (139,070 )     (62,311)      (107,670)    (114,831)
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
NET EXPENSES..................  14,404        672,154    117,856     159,027       541,440      1,754,782    2,074,981
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
NET INVESTMENT INCOME
    (LOSS)....................  97,009      8,510,258  1,596,299   1,015,817     2,867,248      7,268,502    5,619,346
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................       -       (148,912)    25,576     (62,711 )   1,743,083        872,831    8,849,585
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............       -              -          -           -             -              -            -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........       -              -          -           -             -              -            -
   Foreign currency
       transactions...........       -              -          -           -        25,855        131,931      218,221
   Foreign currency
       transactions from
       investments in Foreign
       currency transactions
       from investments in
       International Portfolio
       of Core Trust
       (Delaware).............       -              -          -           -             -              -            -
   Futures transactions.......       -              -          -           -        19,608        100,832      164,572
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
 Net Realized Gain (Loss) from
     Investments..............       -       (148,912)    25,576     (62,711 )   1,788,546      1,105,594    9,232,378
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
 Net Change in Unrealized
     Appreciation Net Change
     in Unrealized
     Appreciation
     (Depreciation) from:
   Securities.................  251,714    11,115,773  2,090,442   1,583,005     2,667,453     17,532,722   18,387,594
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............       -              -          -           -             -              -            -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........       -              -          -           -             -              -            -
   Foreign currency
       transactions...........       -              -          -           -        (9,349)       (86,010)     (17,092)
   Foreign currency
       transactions from
       investments in
       International Portfolio
       of Core Trust
       (Delaware).............       -              -          -           -             -              -            -
   Futures transactions.......       -              -          -           -       (12,860)       147,655      (85,993)
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............  251,714    11,115,773  2,090,442   1,583,005     2,645,244     17,594,367   18,284,509
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
NET REALIZED AND UNREALIZED
    GAIN NET REALIZED AND
    UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS..........  251,714    10,966,861  2,116,018   1,520,294     4,433,790     18,699,961   27,516,887
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS....  $348,723  $19,477,119  $3,712,317  $2,536,111  $ 7,301,038    $25,968,463  $33,136,233
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
                                --------  -----------  ----------  ----------  ------------   -----------  -----------
(a) Commenced operations on
   October 1, 1996.
(b) Commenced operations on
   August 15, 1996.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)

                                  INCOME     VALUGROWTH-SM-                DIVERSIFIED      GROWTH
                                  EQUITY         STOCK           INDEX        EQUITY        EQUITY
                                   FUND           FUND           FUND          FUND          FUND
                                -----------  --------------   -----------  ------------  -------------
INVESTMENT INCOME
 Interest income..............  $   457,481   $    57,505     $   557,882  $    562,053  $     213,979
 Dividend income..............    4,291,985     1,510,950       2,833,790     8,012,411      3,751,072
 Securities lending income
     (Note 6).................       25,263        25,850               -        55,119         63,896
 Net investment income from
     International Portfolio
     of Core Trust
     (Delaware)(Note1)........            -             -               -             -              -
 Net investment income from
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds
     (Note 1).................            -             -               -             -              -
                                -----------  --------------   -----------  ------------  -------------
TOTAL INCOME..................    4,774,729     1,594,305       3,391,672     8,629,583      4,028,947
                                -----------  --------------   -----------  ------------  -------------
EXPENSES
 Advisory fee (Note 4)........      811,954       720,718         212,327     3,156,904      3,384,381
 Administration fee (Note
     4).......................            -             -               -             -              -
 Management fee (Note 4)......      162,391       180,179         141,551       485,678        376,042
 Transfer Agent fee (Note
     4).......................      405,977       225,224         353,878     1,214,194        940,106
 Custodian fee (Note 4).......            -        16,020               -                            -
 Accounting fee (Note 4)......       35,500        33,000          29,500        39,500         39,000
 Legal fee (Note 4)...........        4,347         7,995           3,459        11,772          9,029
 Registration fees............       23,057        18,893           6,628        18,793         16,048
 Audit fee....................        8,447         5,548           8,476         7,401          6,887
 Trustees' fees...............        2,386         1,560           2,337         8,191          6,391
 Shareholder reporting........        1,437           572           1,640        10,985          8,104
 Distribution & Maintenance
     fees -- B Shares (Note
     4).......................       74,709        26,408               -        31,549          9,096
 Amortization of organization
     costs (Note 2)...........        5,960             -           5,960         5,960          5,960
 Miscellaneous................        3,758         2,780          16,083         9,629          6,839
                                -----------  --------------   -----------  ------------  -------------
TOTAL EXPENSES................    1,539,923     1,238,897         781,839     5,000,556      4,807,883
 EXPENSES REIMBURSED AND FEES
     WAIVED (Note 4)..........      (90,767)     (294,765)       (429,577)     (224,696)      (185,354)
                                -----------  --------------   -----------  ------------  -------------
NET EXPENSES..................    1,449,156       944,132         352,262     4,775,860      4,622,529
                                -----------  --------------   -----------  ------------  -------------
NET INVESTMENT INCOME
    (LOSS)....................    3,325,573       650,173       3,039,410     3,853,723       (593,582)
                                -----------  --------------   -----------  ------------  -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................      272,114    12,230,188       2,317,374     5,488,081     11,130,703
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............            -             -               -             -              -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........            -             -               -             -              -
   Foreign currency
       transactions...........            -             -               -       764,110      1,170,473
   Foreign currency
       transactions from
       investments in Foreign
       currency transactions
       from investments in
       International Portfolio
       of Core Trust
       (Delaware).............            -             -               -             -              -
   Futures transactions.......            -             -               -       572,336              -
                                -----------  --------------   -----------  ------------  -------------
 Net Realized Gain (Loss) from
     Investments..............      272,114    12,230,188       2,317,374     6,824,527     12,301,176
                                -----------  --------------   -----------  ------------  -------------
 Net Change in Unrealized
     Appreciation Net Change
     in Unrealized
     Appreciation
     (Depreciation) from:
   Securities.................   37,340,773     8,680,182      36,182,312    80,074,024     24,848,055
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............            -             -               -             -              -
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........            -             -               -             -              -
   Foreign currency
       transactions...........            -             -               -      (368,171)      (528,257)
   Foreign currency
       transactions from
       investments in
       International Portfolio
       of Core Trust
       (Delaware).............            -             -               -             -              -
   Futures transactions.......            -             -               -      (182,353)             -
                                -----------  --------------   -----------  ------------  -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............   37,340,773     8,680,182      36,182,312    79,523,500     24,319,798
                                -----------  --------------   -----------  ------------  -------------
NET REALIZED AND UNREALIZED
    GAIN NET REALIZED AND
    UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS..........   37,612,887    20,910,370      38,499,686    86,348,027     36,620,974
                                -----------  --------------   -----------  ------------  -------------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS....  $40,938,460   $21,560,543     $41,539,096  $ 90,201,750  $  36,027,392
                                -----------  --------------   -----------  ------------  -------------
                                -----------  --------------   -----------  ------------  -------------
(a) Commenced operations on
   October 1, 1996.
(b) Commenced operations on
   August 15, 1996.

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
                                          FOR THE PERIOD ENDED NOVEMBER 30, 1996

                                  LARGE       SMALL        SMALL          SMALL
                                 COMPANY     COMPANY      COMPANY          CAP        CONTRARIAN
                                  GROWTH      STOCK        GROWTH     OPPORTUNITIES      STOCK     INTERNATIONAL
                                   FUND        FUND         FUND         FUND(B)         FUND          FUND
                                ----------  ----------  ------------  -------------   -----------  -------------
INVESTMENT INCOME
 Interest income..............  $   78,857  $  195,446  $    552,170    $      -      $   23,995    $        -
 Dividend income..............     219,320     306,249       434,065           -         270,110             -
 Securities lending income
     (Note 6).................      15,914      19,996         6,091           -           2,345             -
 Net investment income from
     International Portfolio
     of Core Trust
     (Delaware)(Note1)........           -           -             -           -               -       734,583
 Net investment income from
     Schroder U.S. Smaller
     Companies Portfolio of
     Schroder Capital Funds
     (Note 1).................           -           -             -      10,427               -             -
                                ----------  ----------  ------------  -------------   -----------  -------------
TOTAL INCOME..................     314,091     521,691       992,326      10,427         296,450       734,583
                                ----------  ----------  ------------  -------------   -----------  -------------
EXPENSES
 Advisory fee (Note 4)........     285,834     699,067     1,632,350           -         114,008             -
 Administration fee (Note
     4).......................           -           -             -       7,457               -       201,732
 Management fee (Note 4)......      43,974     139,813       181,372       2,983          28,502        80,693
 Transfer Agent fee (Note
     4).......................     109,936     174,767       453,431       7,457          35,627       201,732
 Custodian fee (Note 4).......           -      12,993             -           -           2,850             -
 Accounting fee (Note 4)......      18,000      37,000        26,000      12,057          30,000        18,000
 Legal fee (Note 4)...........       1,043       1,600         4,377           -             371         5,635
 Registration fees............       6,160      15,577         6,896       5,320           5,747        16,479
 Audit fee....................       6,888       5,250         6,888       3,696           4,449         7,701
 Trustees' fees...............         738       1,177         3,171           -             297         1,337
 Shareholder reporting........         383         604         1,456       3,488              91           702
 Distribution & Maintenance
     fees -- B Shares (Note
     4).......................           -      19,351             -           -           2,593         4,122
 Amortization of organization
     costs (Note 2)...........       5,960       3,269         5,960           -           3,269         5,960
 Miscellaneous................       1,647       2,668         4,975          92           1,612         7,952
                                ----------  ----------  ------------  -------------   -----------  -------------
TOTAL EXPENSES................     480,563   1,113,136     2,326,876      42,550         229,416       552,045
 EXPENSES REIMBURSED AND FEES
     WAIVED (Note 4)..........     (43,101)   (263,996)      (73,002)    (30,397)        (58,435 )      (2,628)
                                ----------  ----------  ------------  -------------   -----------  -------------
NET EXPENSES..................     437,462     849,140     2,253,874      12,153         170,981       549,417
                                ----------  ----------  ------------  -------------   -----------  -------------
NET INVESTMENT INCOME
    (LOSS)....................    (123,371)   (327,449)   (1,261,548)     (1,726)        125,469       185,166
                                ----------  ----------  ------------  -------------   -----------  -------------
NET REALIZED AND UNREALIZED
    GAIN (LOSS) FROM
    INVESTMENTS
 Net Realized Gain (Loss)
     from:
   Securities.................    (920,126)   (424,322)   21,768,775           -      (2,110,900 )           -
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............           -           -             -           -               -     1,097,404
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........           -           -             -     117,550               -             -
   Foreign currency
       transactions...........           -           -             -           -               -             -
   Foreign currency
       transactions from
       investments in Foreign
       currency transactions
       from investments in
       International Portfolio
       of Core Trust
       (Delaware).............           -           -             -           -               -       775,301
   Futures transactions.......           -           -             -           -               -             -
                                ----------  ----------  ------------  -------------   -----------  -------------
 Net Realized Gain (Loss) from
     Investments..............    (920,126)   (424,322)   21,768,775     117,550      (2,110,900 )   1,872,705
                                ----------  ----------  ------------  -------------   -----------  -------------
 Net Change in Unrealized
     Appreciation Net Change
     in Unrealized
     Appreciation
     (Depreciation) from:
   Securities.................   8,829,820   1,768,831   (21,628,303)          -         197,319             -
   Investments of
       International Portfolio
       Investments of
       International Portfolio
       of Core Trust
       (Delaware).............           -           -             -           -               -     1,245,127
   Investments of Schroder
       U.S. Smaller Companies
       Portfolio of Schroder
       Capital Funds..........           -           -             -     611,931               -             -
   Foreign currency
       transactions...........           -           -             -           -               -             -
   Foreign currency
       transactions from
       investments in
       International Portfolio
       of Core Trust
       (Delaware).............           -           -             -           -               -       (35,331)
   Futures transactions.......           -           -             -           -               -             -
                                ----------  ----------  ------------  -------------   -----------  -------------
 Net Change in Unrealized
     Appreciation
     (Depreciation) from
     Investments..............   8,829,820   1,768,831   (21,628,303)    611,931         197,319     1,209,796
                                ----------  ----------  ------------  -------------   -----------  -------------
NET REALIZED AND UNREALIZED
    GAIN NET REALIZED AND
    UNREALIZED GAIN (LOSS)
    FROM INVESTMENTS..........   7,909,694   1,344,509       140,472     611,931      (1,913,581 )   3,082,501
                                ----------  ----------  ------------  -------------   -----------  -------------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS....  $7,786,323  $1,017,060  $ (1,121,076)   $727,755      $(1,788,112)  $3,267,667
                                ----------  ----------  ------------  -------------   -----------  -------------
                                ----------  ----------  ------------  -------------   -----------  -------------
(a) Commenced operations on
   October 1, 1996.
(b) Commenced operations on
   August 15, 1996.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS

                                                  INTERMEDIATE                                           TOTAL
                                    STABLE         GOVERNMENT       DIVERSIFIED        INCOME           RETURN
                                  INCOME FUND      INCOME FUND       BOND FUND          FUND           BOND FUND
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS BEGINNING OF
    PERIOD(A).................   $ 48,086,568     $ 50,213,013     $171,452,965     $ 119,520,985    $  97,715,868
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS
 Net investment income
     (loss)...................      2,061,547        2,934,561        6,771,052        12,405,053        7,709,564
 Net realized gain (loss) from
     investments..............         50,930         (422,976)       2,167,114        (1,226,739)         373,776
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       (430,849)      (3,981,603)      (8,517,603)      (12,614,751)      (4,459,522)
                                 -------------    -------------    -------------    -------------    -------------
                                    1,681,628       (1,470,018)         420,563        (1,436,437)       3,623,818
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................        (69,993)         (42,791)               -          (378,659)         (78,735)
 Net investment income, B
     Shares...................         (3,559)         (25,500)               -          (188,666)         (94,365)
 Net investment income, I
     Shares...................     (4,182,485)      (6,285,505)     (10,159,009)      (11,837,728)      (7,536,461)
 Realized gain on investments,
     A Shares.................              -                -                -                 -           (2,358)
 Realized gain on investments,
     B Shares.................              -                -                -                 -           (3,618)
 Realized gain on investments,
     I Shares.................       (293,791)      (1,079,061)      (1,828,032)                -         (245,694)
                                 -------------    -------------    -------------    -------------    -------------
                                   (4,549,828)      (7,432,857)     (11,987,041)      (12,405,053)      (7,961,231)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............         25,709           66,723                -         2,291,426        1,956,528
 Sale of B shares.............        478,396            4,314                -           899,180        1,523,367
 Sale of I shares.............     33,067,211        7,989,936       26,153,631       197,433,835       49,367,074
 Sale of Shares issued in
     merger, A shares (Note
     8).......................     16,263,468       18,921,088                -                 -                -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................        393,994       10,829,902                -                 -                -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................     16,857,313      354,137,467                -                 -                -
 Reinvestment of dividends, A
     shares...................         43,901           31,592                -           337,470           70,922
 Reinvestment of dividends, B
     shares...................          2,620           16,277                -           161,167           92,460
 Reinvestment of dividends, I
     shares...................      4,405,074        6,463,069       11,987,041           179,740        2,814,343
 Cost of repurchasing shares,
     A Shares.................        (16,429)      (2,337,507)               -        (3,106,414)        (548,923)
 Cost of repurchasing shares,
     B Shares.................         (5,075)         (87,494)               -          (928,666)        (364,624)
 Cost of repurchasing shares,
     I Shares.................    (16,208,158)     (10,777,222)     (30,868,007)      (22,976,452)     (23,414,179)
                                 -------------    -------------    -------------    -------------    -------------
                                   55,308,024      385,258,145        7,272,665       174,291,286       31,496,968
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS
 May 31, 1996.................    100,526,392      426,568,283      167,159,152       279,970,781      124,875,423
                                 -------------    -------------    -------------    -------------    -------------
OPERATIONS
 Net investment income........      3,040,347       14,038,151        5,233,682         9,333,013        4,095,668
 Net realized gain (loss) from
     investments..............         (4,361)      (3,144,067)        (122,431)       (5,862,425)        (460,944)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        665,977       13,742,860        5,032,131        15,396,773        4,293,502
                                 -------------    -------------    -------------    -------------    -------------
                                    3,701,963       24,636,944       10,143,382        18,867,361        7,928,226
                                 -------------    -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................       (366,386)        (508,014)               -          (179,415)         (77,533)
 Net investment income, B
     Shares...................        (15,295)        (308,027)               -          (101,988)         (63,240)
 Net investment income, I
     Shares...................     (2,605,286)     (13,182,381)               -        (9,051,610)      (3,954,895)
 Realized gain on investments,
     A Shares.................              -                -                -                 -                -
 Realized gain on investments,
     B Shares.................              -                -                -                 -                -
 Realized gain on investments,
     I Shares.................              -                -                -                 -                -
                                 -------------    -------------    -------------    -------------    -------------
                                   (2,986,967)     (13,998,422)               -        (9,333,013)      (4,095,668)
                                 -------------    -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............        788,724          555,405                -           581,673          869,571
 Sale of B shares.............        183,282          747,844                -           407,353          388,009
 Sale of I shares.............     27,606,038       19,559,430       27,638,331        18,094,993       24,245,876
 Sale of Shares issued in
     conversion, I shares.....              -                -                -                 -                -
 Reinvestment of dividends, A
     shares...................        137,559          357,604                -           126,981           69,704
 Reinvestment of dividends, B
     shares...................          9,836          193,534                -            66,203           43,756
 Reinvestment of dividends, I
     shares...................      2,121,130        1,674,074                -            82,269          138,140
 Cost of repurchasing shares,
     A Shares.................     (4,786,961)      (3,279,446)               -          (992,941)        (342,239)
 Cost of repurchasing shares,
     B Shares.................       (491,492)      (2,195,660)               -          (430,318)        (331,921)
 Cost of repurchasing shares,
     I Shares.................    (15,965,576)     (34,593,587)     (21,638,814)      (20,630,289)     (19,059,291)
                                 -------------    -------------    -------------    -------------    -------------
                                    9,602,540      (16,980,802)       5,999,517        (2,694,076)       6,021,605
                                 -------------    -------------    -------------    -------------    -------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............   $110,843,928     $420,226,003     $183,302,051     $ 286,811,053    $ 134,729,586
                                 -------------    -------------    -------------    -------------    -------------
                                 -------------    -------------    -------------    -------------    -------------
                                   November 1,      November 1,      November 1,
(a) Beginning Period..........            1995             1995             1995     June 1, 1995     June 1, 1995

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
      FOR THE PERIODS ENDED NOVEMBER 30, 1996 AND THE PERIODS ENDED MAY 31, 1996

                                  LIMITED TERM       TAX-FREE        COLORADO        MINNESOTA       CONSERVATIVE
                                    TAX-FREE          INCOME         TAX-FREE        TAX-FREE          BALANCED
                                      FUND             FUND            FUND            FUND              FUND
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $         -      $ 128,969,381    $ 55,734,013    $ 22,448,063     $136,709,811
                                ----------------   -------------   -------------   -------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................              -         13,239,263       3,016,106       1,583,749        3,949,668
 Net realized gain (loss) from
     investments..............              -           (581,189)        340,617         111,837        1,001,774
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............              -         (3,661,087)       (487,596)       (800,461)       2,159,205
                                ----------------   -------------   -------------   -------------   -----------------
                                            -          8,996,987       2,869,127         895,125        7,110,647
                                ----------------   -------------   -------------   -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................              -         (1,868,529)     (1,437,522)     (1,160,466)               -
 Net investment income, B
     Shares...................              -           (236,778)       (269,519)       (315,283)               -
 Net investment income, I
     Shares...................              -        (11,133,956)     (1,309,065)       (108,000)      (5,731,263)
 Realized gain on investments,
     A Shares.................              -                  -               -               -                -
 Realized gain on investments,
     B Shares.................              -                  -               -               -                -
 Realized gain on investments,
     I Shares.................              -                  -               -               -       (1,742,779)
                                ----------------   -------------   -------------   -------------   -----------------
                                            -        (13,239,263)     (3,016,106)     (1,583,749)      (7,474,042)
                                ----------------   -------------   -------------   -------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............              -          8,363,276       4,568,871      13,073,591                -
 Sale of B shares.............              -          2,517,278       1,869,835       4,415,986                -
 Sale of I shares.............              -        212,589,116       6,423,556       2,423,693       25,829,440
 Sale of Shares issued in
     merger, A shares (Note
     8).......................              -                  -               -               -                -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................                                 -               -               -                -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................                                 -               -               -                -
 Reinvestment of dividends, A
     shares...................              -          1,689,697       1,247,299       1,004,820                -
 Reinvestment of dividends, B
     shares...................              -            170,166         189,093         267,653                -
 Reinvestment of dividends, I
     shares...................              -            106,017          12,673          19,399        7,474,042
 Cost of repurchasing shares,
     A Shares.................              -         (6,743,422)     (4,732,320)     (2,585,119)               -
 Cost of repurchasing shares,
     B Shares.................              -           (479,398)       (814,836)       (793,041)               -
 Cost of repurchasing shares,
     I Shares.................              -        (26,969,864)     (6,886,075)       (163,496)     (22,700,219)
                                ----------------   -------------   -------------   -------------   -----------------
                                            -        191,242,866       1,878,096      17,663,486       10,603,263
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS
 May 31, 1996.................              -        315,969,971      57,465,130      39,422,925      146,949,679
                                ----------------   -------------   -------------   -------------   -----------------
OPERATIONS
 Net investment income........         97,009          8,510,258       1,596,299       1,015,817        2,867,248
 Net realized gain (loss) from
     investments..............              -           (148,912)         25,576         (62,711)       1,788,546
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............        251,714         11,115,773       2,090,442       1,583,005        2,645,244
                                ----------------   -------------   -------------   -------------   -----------------
                                      348,723         19,477,119       3,712,317       2,536,111        7,301,038
                                ----------------   -------------   -------------   -------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................              -           (837,050)       (749,139)       (678,292)               -
 Net investment income, B
     Shares...................              -           (149,460)       (157,703)       (209,787)               -
 Net investment income, I
     Shares...................        (97,009)        (7,520,593)       (689,457)       (127,738)               -
 Realized gain on investments,
     A Shares.................              -                  -               -               -                -
 Realized gain on investments,
     B Shares.................              -                  -               -               -                -
 Realized gain on investments,
     I Shares.................              -                  -               -               -                -
                                ----------------   -------------   -------------   -------------   -----------------
                                      (97,009)        (8,507,103)     (1,596,299)     (1,015,817)               -
                                ----------------   -------------   -------------   -------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............              -          1,926,291         705,074       1,858,193                -
 Sale of B shares.............              -          1,061,288         475,103       1,565,088                -
 Sale of I shares.............     21,604,277         17,427,156       3,008,306       2,293,495       15,686,239
 Sale of Shares issued in
     conversion, I shares.....              -                  -               -               -                -
 Reinvestment of dividends, A
     shares...................              -            577,580         507,100         469,209                -
 Reinvestment of dividends, B
     shares...................              -             87,182          90,334         134,961                -
 Reinvestment of dividends, I
     shares...................          5,902             74,727           6,347          11,155                -
 Cost of repurchasing shares,
     A Shares.................              -         (9,692,582)     (1,362,490)     (4,429,963)               -
 Cost of repurchasing shares,
     B Shares.................              -           (598,440)       (356,826)       (411,066)               -
 Cost of repurchasing shares,
     I Shares.................              -        (23,738,303)     (1,660,884)       (592,926)     (46,446,110)
                                ----------------   -------------   -------------   -------------   -----------------
                                   21,610,179        (12,875,101)      1,412,064         898,146      (30,759,871)
                                ----------------   -------------   -------------   -------------   -----------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............    $21,861,893      $ 314,064,886    $ 60,993,212    $ 41,841,365     $123,490,846
                                ----------------   -------------   -------------   -------------   -----------------
                                ----------------   -------------   -------------   -------------   -----------------
(a) Beginning Period..........   October 1, 1996    June 1, 1995    June 1, 1995    June 1, 1995    November 1, 1995


                                    MODERATE             GROWTH
                                    BALANCED            BALANCED
                                      FUND                FUND
                                -----------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $373,998,231        $ 374,892,160
                                -----------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................       9,125,346            6,623,706
 Net realized gain (loss) from
     investments..............       5,703,081            9,681,960
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      11,601,080           27,418,581
                                -----------------   -----------------
                                    26,429,507           43,724,247
                                -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................               -                    -
 Net investment income, B
     Shares...................               -                    -
 Net investment income, I
     Shares...................     (12,519,924)          (9,048,079)
 Realized gain on investments,
     A Shares.................               -                    -
 Realized gain on investments,
     B Shares.................               -                    -
 Realized gain on investments,
     I Shares.................      (5,073,401)          (3,082,601)
                                -----------------   -----------------
                                   (17,593,325)         (12,130,680)
                                -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............               -                    -
 Sale of B shares.............               -                    -
 Sale of I shares.............      74,842,548          115,893,160
 Sale of Shares issued in
     merger, A shares (Note
     8).......................               -                    -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................               -                    -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................               -                    -
 Reinvestment of dividends, A
     shares...................               -                    -
 Reinvestment of dividends, B
     shares...................               -                    -
 Reinvestment of dividends, I
     shares...................      17,593,325           12,130,682
 Cost of repurchasing shares,
     A Shares.................               -                    -
 Cost of repurchasing shares,
     B Shares.................               -                    -
 Cost of repurchasing shares,
     I Shares.................     (77,264,966)         (49,868,392)
                                -----------------   -----------------
                                    15,170,907           78,155,450
                                -----------------   -----------------
NET ASSETS
 May 31, 1996.................     398,005,320          484,641,177
                                -----------------   -----------------
OPERATIONS
 Net investment income........       7,268,502            5,619,346
 Net realized gain (loss) from
     investments..............       1,105,594            9,232,378
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      17,594,367           18,284,509
                                -----------------   -----------------
                                    25,968,463           33,136,233
                                -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................               -                    -
 Net investment income, B
     Shares...................               -                    -
 Net investment income, I
     Shares...................               -                    -
 Realized gain on investments,
     A Shares.................               -                    -
 Realized gain on investments,
     B Shares.................               -                    -
 Realized gain on investments,
     I Shares.................               -
                                -----------------   -----------------
                                             -                    -
                                -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............               -                    -
 Sale of B shares.............               -                    -
 Sale of I shares.............      51,869,729           57,590,014
 Sale of Shares issued in
     conversion, I shares.....               -                    -
 Reinvestment of dividends, A
     shares...................               -                    -
 Reinvestment of dividends, B
     shares...................               -
 Reinvestment of dividends, I
     shares...................               -                    -
 Cost of repurchasing shares,
     A Shares.................               -                    -
 Cost of repurchasing shares,
     B Shares.................               -                    -
 Cost of repurchasing shares,
     I Shares.................     (45,890,250)        (115,314,689)
                                -----------------   -----------------
                                     5,979,479          (57,724,675)
                                -----------------   -----------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............    $429,953,262        $ 460,052,735
                                -----------------   -----------------
                                -----------------   -----------------
(a) Beginning Period..........   November 1, 1995    November 1, 1995

                                                                    [LOGO]

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                     INCOME         VALUGROWTH-SM-                         DIVERSIFIED           GROWTH
                                     EQUITY             STOCK             INDEX              EQUITY              EQUITY
                                      FUND               FUND             FUND                FUND                FUND
                                -----------------   --------------  -----------------   -----------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $ 49,000,004        $152,296,128    $186,196,572       $  711,110,909       $ 564,004,277
                                -----------------   --------------  -----------------   -----------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................       1,275,151          1,009,599        2,947,559            4,762,594              54,049
 Net realized gain (loss) from
     investments..............         239,076         11,920,837        3,739,347           20,460,229          30,110,072
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       9,644,184         19,702,082       25,822,725           96,912,030          67,008,779
                                -----------------   --------------  -----------------   -----------------   -----------------
                                    11,158,411         32,632,518       32,509,631          122,134,853          97,172,900
                                -----------------   --------------  -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................               -            (84,795 )              -                    -                   -
 Net investment income, B
     Shares...................               -            (22,463 )              -                    -                   -
 Net investment income, I
     Shares...................      (1,597,797)          (920,207 )     (3,001,143)         (11,170,188)         (2,687,990)
 Realized gain on investments,
     A Shares.................               -            (79,478 )              -                    -                   -
 Realized gain on investments,
     B Shares.................               -            (25,735 )              -                    -                   -
 Realized gain on investments,
     I Shares.................        (213,282)          (874,467 )     (1,322,193)         (26,714,365)        (42,119,410)
                                -----------------   --------------  -----------------   -----------------   -----------------
                                    (1,811,079)        (2,007,145 )     (4,323,336)         (37,884,553)        (44,807,400)
                                -----------------   --------------  -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............       2,520,809          2,965,125                -            2,685,565           3,337,642
 Sale of B shares.............         748,680          1,356,765                -            2,417,385             694,106
 Sale of I shares.............      31,446,734         26,276,880       44,343,984          156,508,771         132,045,471
 Sale of Shares issued in
     merger, A shares (Note
     8).......................      28,896,764                  -                -                    -                   -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................      16,515,834                  -                -                    -                   -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................     145,790,368                  -                -                    -                   -
 Reinvestment of dividends, A
     shares...................               -            181,544                -                    -                   -
 Reinvestment of dividends, B
     shares...................               -             50,538                -                    -                   -
 Reinvestment of dividends, I
     shares...................       1,811,078            106,150        4,323,406           37,884,552          44,807,402
 Cost of repurchasing shares,
     A Shares.................         (97,978)        (2,587,716 )              -              (12,102)            (10,957)
 Cost of repurchasing shares,
     B Shares.................         (27,196)          (625,881 )              -                    -                   -
 Cost of repurchasing shares,
     I Shares.................      (6,354,584)       (33,730,227 )    (13,406,058)         (82,476,663)        (57,474,997)
                                -----------------   --------------  -----------------   -----------------   -----------------
                                   221,250,509         (6,006,822 )     35,261,332          117,007,508         123,398,667
                                -----------------   --------------  -----------------   -----------------   -----------------
NET ASSETS
 May 31, 1996.................     279,597,845        176,914,679      249,644,199          912,368,717         739,768,444
                                -----------------   --------------  -----------------   -----------------   -----------------
OPERATIONS
 Net investment income........       3,325,573            650,173        3,039,410            3,853,723            (593,582)
 Net realized gain(loss) from
     investments..............         272,114         12,230,188        2,317,374            6,824,527          12,301,176
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      37,340,773          8,680,182       36,182,312           79,523,500          24,319,798
                                -----------------   --------------  -----------------   -----------------   -----------------
                                    40,938,460         21,560,543       41,539,096           90,201,750          36,027,392
                                -----------------   --------------  -----------------   -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................        (286,449)           (35,391 )              -                    -                   -
 Net investment income, B
     Shares...................        (124,098)            (2,830 )              -                    -                   -
 Net investment income, I
     Shares...................      (2,283,058)          (364,174 )              -                    -
 Realized gain on investments,
     A Shares.................               -                  -                -                    -                   -
 Realized gain on investments,
     B Shares.................               -                  -                -                    -                   -
 Realized gain on investments,
     I Shares.................               -                  -                -                    -
                                -----------------   --------------  -----------------   -----------------   -----------------
                                    (2,693,605)          (402,395 )              -                    -
                                -----------------   --------------  -----------------   -----------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............       5,779,149          1,376,977                -           11,522,907           8,641,482
 Sale of B shares.............       5,426,057            312,383                -           11,930,800           3,459,291
 Sale of I shares.............      84,061,843         11,471,315       58,220,229          143,996,245         143,466,157
 Sale of Shares issued in
     conversion, I shares.....               -                  -                -                    -                   -
 Reinvestment of dividends, A
     shares...................         271,636             35,052                -                    -                   -
 Reinvestment of dividends, B
     shares...................         119,956              2,718                -                    -                   -
 Reinvestment of dividends, I
     shares...................         829,895             20,037                -                    -                   -
 Cost of repurchasing shares,
     A Shares.................      (2,247,711)        (1,320,049 )              -             (964,233)         (1,528,556)
 Cost of repurchasing shares,
     B Shares.................      (1,239,287)          (291,417 )              -             (218,744)            (33,515)
 Cost of repurchasing shares,
     I Shares.................     (16,337,992)       (15,309,758 )    (14,500,199)         (81,520,059)        (95,723,752)
                                -----------------   --------------  -----------------   -----------------   -----------------
                                    76,663,546         (3,702,742 )     43,720,030           84,746,916          58,281,107
                                -----------------   --------------  -----------------   -----------------   -----------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............    $394,506,246        $194,370,085    $334,903,325       $1,087,317,383       $ 834,076,943
                                -----------------   --------------  -----------------   -----------------   -----------------
                                -----------------   --------------  -----------------   -----------------   -----------------
(a) Beginning Period..........   November 1, 1995     June 1, 1995   November 1, 1995    November 1, 1995    November 1, 1995

See Notes to Financial Statements.

                                                                    [LOGO]

--------------------------------------------------------------------------------
                                          FOR THE PERIOD ENDED NOVEMBER 30, 1996

                                      LARGE             SMALL             SMALL              SMALL
                                     COMPANY           COMPANY           COMPANY              CAP            CONTRARIAN
                                     GROWTH             STOCK            GROWTH          OPPORTUNITIES          STOCK
                                      FUND              FUND              FUND               FUND               FUND
                                -----------------   -------------   -----------------   ---------------   -----------------
NET ASSETS BEGINNING OF
    PERIOD(A).................    $ 63,566,924      $  56,742,784     $278,057,874        $         -       $ 46,866,718
                                -----------------   -------------   -----------------   ---------------   -----------------
OPERATIONS
 Net investment income
     (loss)...................        (128,949)            29,449         (772,022)                 -            375,831
 Net realized gain (loss) from
     investments..............         869,085         14,281,284       23,582,293                  -          5,483,045
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............      10,088,697         17,166,511       41,196,035                  -         (1,213,188)
                                -----------------   -------------   -----------------   ---------------   -----------------
                                    10,828,833         31,477,244       64,006,306                  -          4,645,688
                                -----------------   -------------   -----------------   ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................               -             (5,330)               -                  -             (6,448)
 Net investment income, B
     Shares...................               -             (1,964)               -                  -             (3,399)
 Net investment income, I
     Shares...................               -           (157,562)               -                  -           (372,373)
 Realized gain on investments,
     A Shares.................               -           (124,863)               -                  -            (60,262)
 Realized gain on investments,
     B Shares.................               -            (93,838)               -                  -            (57,350)
 Realized gain on investments,
     I Shares.................        (612,610)        (3,804,614)     (26,837,810)                 -         (4,102,714)
                                -----------------   -------------   -----------------   ---------------   -----------------
                                      (612,610)        (4,188,171)     (26,837,810)                 -         (4,602,546)
                                -----------------   -------------   -----------------   ---------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............               -          3,231,815                -                  -            542,495
 Sale of B shares.............               -          2,541,448                -                  -            233,371
 Sale of I shares.............      11,429,389         55,628,805       54,322,606                  -         16,652,803
 Sale of Shares issued in
     merger, A shares (Note
     8).......................               -                  -                -                  -                  -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................               -                  -                -                                     -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................               -                  -                -                                     -
 Reinvestment of dividends, A
     shares...................               -            130,687                -                  -             67,001
 Reinvestment of dividends, B
     shares...................               -             93,288                -                  -             58,754
 Reinvestment of dividends, I
     shares...................         612,610            224,735       26,837,810                  -            638,476
 Cost of repurchasing shares,
     A Shares.................               -           (422,224)               -                  -           (279,551)
 Cost of repurchasing shares,
     B Shares.................               -           (202,809)               -                  -           (148,560)
 Cost of repurchasing shares,
     I Shares.................      (3,711,267)        (9,720,850)     (17,840,616)                 -        (27,147,010)
                                -----------------   -------------   -----------------   ---------------   -----------------
                                     8,330,732         51,504,895       63,319,800                  -         (9,382,221)
                                -----------------   -------------   -----------------   ---------------   -----------------
NET ASSETS
 May 31, 1996.................      82,113,879        135,536,752      378,546,170                  -         37,527,639
                                -----------------   -------------   -----------------   ---------------   -----------------
OPERATIONS
 Net investment income........        (123,371)          (327,449)      (1,261,548)            (1,726)           125,469
 Net realized gain(loss) from
     investments..............        (920,126)          (424,322)      21,768,775            117,550         (2,110,900)
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............       8,829,820          1,768,831      (21,628,303)           611,931            197,319
                                -----------------   -------------   -----------------   ---------------   -----------------
                                     7,786,323          1,017,060       (1,121,076)           727,755         (1,788,112)
                                -----------------   -------------   -----------------   ---------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................               -                  -                -                  -             (3,006)
 Net investment income, B
     Shares...................               -                  -                -                  -               (641)
 Net investment income, I
     Shares...................               -                  -                -                  -            (83,331)
 Realized gain on investments,
     A Shares.................               -                  -                -                  -                  -
 Realized gain on investments,
     B Shares.................               -                  -                -                  -                  -
 Realized gain on investments,
     I Shares.................               -                  -                -                  -                  -
                                -----------------   -------------   -----------------   ---------------   -----------------
                                             -                  -                -                  -            (86,978)
                                -----------------   -------------   -----------------   ---------------   -----------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............               -          1,279,528                -             64,265            268,224
 Sale of B shares.............               -            514,253                -             27,797             64,186
 Sale of I shares.............      16,643,386         28,199,594       38,091,708         20,238,205          2,613,108
 Sale of Shares issued in
     conversion, I shares.....               -                  -                -                  -                  -
 Reinvestment of dividends, A
     shares...................               -                  -                -                  -              2,981
 Reinvestment of dividends, B
     shares...................               -                  -                -                  -                408
 Reinvestment of dividends, I
     shares...................               -                  -                -                  -              3,794
 Cost of repurchasing shares,
     A Shares.................               -           (557,365)               -                  -           (749,230)
 Cost of repurchasing shares,
     B Shares.................               -           (350,731)               -                  -           (156,251)
 Cost of repurchasing shares,
     I Shares.................      (6,334,595)        (6,924,941)     (31,725,149)          (472,301)       (20,689,663)
                                -----------------   -------------   -----------------   ---------------   -----------------
                                    10,308,791         22,160,338        6,366,559         19,857,966        (18,642,443)
                                -----------------   -------------   -----------------   ---------------   -----------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............    $100,208,993      $ 158,714,150     $383,791,653        $20,585,721       $ 17,010,106
                                -----------------   -------------   -----------------   ---------------   -----------------
                                -----------------   -------------   -----------------   ---------------   -----------------
(a) Beginning Period..........   November 1, 1995    June 1, 1995    November 1, 1995   August 15, 1996        June 1, 1995


                                INTERNATIONAL
                                    FUND
                                -------------
NET ASSETS BEGINNING OF
    PERIOD(A).................  $ 92,012,478
                                -------------
OPERATIONS
 Net investment income
     (loss)...................       423,426
 Net realized gain (loss) from
     investments..............     1,700,340
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............    11,541,514
                                -------------
                                  13,665,280
                                -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................        (6,180)
 Net investment income, B
     Shares...................        (7,672)
 Net investment income, I
     Shares...................    (1,689,715)
 Realized gain on investments,
     A Shares.................             -
 Realized gain on investments,
     B Shares.................             -
 Realized gain on investments,
     I Shares.................             -
                                -------------
                                  (1,703,567)
                                -------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............       857,967
 Sale of B shares.............       530,692
 Sale of I shares.............    44,692,502
 Sale of Shares issued in
     merger, A shares (Note
     8).......................             -
 Sale of Shares issued in
     merger, B shares (Note
     8).......................             -
 Sale of Shares issued in
     merger, I shares (Note
     8).......................             -
 Reinvestment of dividends, A
     shares...................         6,176
 Reinvestment of dividends, B
     shares...................         7,632
 Reinvestment of dividends, I
     shares...................     1,627,705
 Cost of repurchasing shares,
     A Shares.................       (60,668)
 Cost of repurchasing shares,
     B Shares.................        (4,128)
 Cost of repurchasing shares,
     I Shares.................    (5,914,538)
                                -------------
                                  41,743,340
                                -------------
NET ASSETS
 May 31, 1996.................   145,717,531
                                -------------
OPERATIONS
 Net investment income........       185,166
 Net realized gain(loss) from
     investments..............     1,872,705
 Net change in unrealized
     appreciation
     (depreciation) from
     investments..............     1,209,796
                                -------------
                                   3,267,667
                                -------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income, A
     Shares...................             -
 Net investment income, B
     Shares...................             -
 Net investment income, I
     Shares...................             -
 Realized gain on investments,
     A Shares.................             -
 Realized gain on investments,
     B Shares.................             -
 Realized gain on investments,
     I Shares.................             -
                                -------------
                                           -
                                -------------
CAPITAL SHARE TRANSACTIONS
 Sale of A shares.............       433,656
 Sale of B shares.............       241,430
 Sale of I shares.............    37,685,887
 Sale of Shares issued in
     conversion, I shares.....             -
 Reinvestment of dividends, A
     shares...................             -
 Reinvestment of dividends, B
     shares...................             -
 Reinvestment of dividends, I
     shares...................             -
 Cost of repurchasing shares,
     A Shares.................      (152,624)
 Cost of repurchasing shares,
     B Shares.................       (15,349)
 Cost of repurchasing shares,
     I Shares.................    (7,952,873)
                                -------------
                                  30,240,127
                                -------------
NET ASSETS
 November 30, 1996
     (Unaudited)..............  $179,225,325
                                -------------
                                -------------
                                  November 1,
(a) Beginning Period..........           1995

                                                                    [LOGO]

                                       13
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--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 1. ORGANIZATION

Norwest Advantage Funds (the "Trust") is registered as an open-end management investment company. The Trust currently has twenty-eight separate investment portfolios. These financial statements relate to twenty-three of those portfolios (each a "Fund" and collectively the "Funds"), each of which is a diversified portfolio, with the exception of Colorado Tax-Free Fund and Minnesota Tax-Free Fund. The classes of each Fund and their date of commencement of operations are as follows:

                                              A SHARES           B SHARES           I SHARES
                                          -----------------  -----------------  -----------------
Stable Income Fund......................  May 2, 1996        May 17, 1996       November 11, 1994
Intermediate Government Income Fund.....  May 2, 1996        May 17, 1996       November 11, 1994
Diversified Bond Fund...................  N/A                N/A                November 11, 1994
Income Fund.............................  June 9, 1987       August 5, 1993     August 2, 1993
Total Return Bond Fund..................  December 31, 1993  December 31, 1993  December 31, 1993
Limited Term Tax-Free Fund..............  N/A                N/A                October 1, 1996
Tax-Free Income Fund....................  August 1, 1989     August 6, 1993     August 2, 1993
Colorado Tax-Free Fund..................  June 1, 1993       August 2, 1993     August 23, 1993
Minnesota Tax-Free Fund.................  January 12, 1988   August 6, 1993     August 2, 1993
Conservative Balanced Fund..............  N/A                N/A                November 11, 1994
Moderate Balanced Fund..................  N/A                N/A                November 11, 1994
Growth Balanced Fund....................  N/A                N/A                November 11, 1994
Income Equity Fund......................  May 2, 1996        May 2, 1996        November 11, 1994
ValuGrowth-SM- Stock Fund...............  January 8, 1988    August 5, 1993     August 2, 1993
Index Fund..............................  N/A                N/A                November 11, 1994
Diversified Equity Fund.................  May 2, 1996        May 6, 1996        November 11, 1994
Growth Equity Fund......................  May 2, 1996        May 6, 1996        November 11, 1994
Large Company Growth Fund...............  N/A                N/A                November 11, 1994
Small Company Stock Fund................  December 31, 1993  December 31, 1993  December 31, 1993
Small Company Growth Fund...............  N/A                N/A                November 11, 1994
Small Cap Opportunities Fund............  October 9, 1996    November 8, 1996   August 15, 1996
Contrarian Stock Fund...................  December 31, 1993  December 31, 1993  December 31, 1993
International Fund......................  April 12, 1995     May 12, 1995       November 11, 1994

Each share of each class represents an undivided proportionate interest in the Fund. A Shares are sold with a front-end sales charge to the general public but do not incur distribution expenses. B Shares are sold to the general public with a contingent deferred sales charge imposed on most redemptions made within six years of purchase and, after a specified number of years, automatically convert to A Shares. B Shares incur distribution expenses. I Shares are offered primarily to fiduciary, agency and custodial clients of bank trust departments, trust companies and their affiliates, are sold without a sales charge and do not incur distribution expenses.

Prior to July 31, 1993, the Trust's operation was conducted as Prime Value Funds, Inc., a Maryland corporation. On October 1, 1995, the Trust changed its name from Norwest Funds to Norwest Advantage Funds and Investor A Shares, Investor B Shares and Advantage Trust Shares were renamed A Shares, B Shares and I Shares, respectively. Each Fund's fiscal year end is May 31.

Each of these Small Cap Opportunities Fund and International Fund seeks to achieve its investment objective by investing all of its assets in Schroder U.S. Smaller Companies Portfolio or International Portfolio, respectively, each a separate diversified portfolio of Schroder Capital Funds or Core Trust (Delaware) ("Core Trust"), respectively, which are registered as an open-end management investment companies. This is commonly referred to as a master-feeder arrangement. Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund and Growth Equity Fund (the "Blended Funds") invest a portion of their assets in various portfolios of Core Trust pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission. Small Cap Opportunities Fund, International Fund and the Blended Funds account for their investments in the portfolios of Core Trust as partnership investments and record their share of each portfolio's income, expense and realized and unrealized gains and losses daily.

FINANCIAL STATEMENT PERIODS AND CHANGE OF FISCAL YEAR-For certain share classes, the earliest period presented in the financial highlights reflects operations for the period beginning with the commencement date above through the date of its then fiscal year end, as noted. Otherwise a full year is presented.

Effective May 31, 1992, Minnesota Tax-Free Fund and ValuGrowth-SM- Stock Fund changed their fiscal year end to May 31. Prior to May 31, 1992, their fiscal year end was November 30. Effective May 31, 1996, Stable Income Fund, Intermediate Government

                                                                    [LOGO]

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 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 1. ORGANIZATION (CONTINUED)

Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund and International Fund changed their fiscal year ends to May 31. Prior to May 31, 1996, their fiscal year end was October 31.

COLLECTIVE TRUST FUND CONVERSION-Upon commencement of operations, in exchange for the portfolio securities of certain collective trust funds managed by Norwest Bank Minnesota, N.A. ("Norwest"), Intermediate Government Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Income Equity Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund and International Fund issued I Shares to the collective trust funds. Immediately after this conversion, the collective trust funds distributed the I Shares of these Funds to the investors of the collective trust funds and ceased operations.

STOCK SPLIT-Intermediate Government Income Fund declared a stock split as of the close of business on March 22, 1996 to the record holders of shares of beneficial interest of the Fund as of the close of business on March 22, 1996. Each shareholder of the Fund received four additional shares of beneficial interest of the Fund for each outstanding share of beneficial interest of the Fund identified held by the shareholder on that date.

NAME CHANGES-Managed Fixed Income Fund was renamed Diversified Bond Fund on April 1, 1996. Intermediate U.S. Government Fund was renamed Intermediate Government Income Fund on May 20, 1996.

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Funds' financial statements are prepared in accordance with generally accepted accounting principles which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates and are expected to be immaterial to the net assets of the Funds.

The following represent significant accounting policies of the Funds.

SECURITY VALUATION-Securities purchased that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. Fixed income securities and other securities traded on an exchange for which market quotations are readily available are valued at the mean of the last bid and ask price provided by independent pricing services. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board. Interest rate swap, cap and floor valuations are based on interest rates quoted by independent brokers on the date of valuation.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

DIVIDENDS TO SHAREHOLDERS-Dividends to shareholders of net investment income, if any, are declared daily and paid monthly by Income Fund, Total Return Bond Fund, Limited Term Tax-Free, Tax-Free Income Fund, Colorado Tax-Free Fund and Minnesota Tax-Free Fund; are declared and paid monthly by Stable Income Fund and Intermediate Government Income Fund; are declared and paid quarterly by Income Equity Fund, ValuGrowth-SM- Stock Fund, Small Company Stock Fund and Contrarian Stock Fund; and are declared and paid annually by Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Index Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Cap Opportunities Fund and International Fund. Net capital gain, if any, is distributed to shareholders at least annually.

Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations. Any differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily attributable to certain income tax calculations being based on an October 31 year end, wash sales (the purchase of a security within a specified time frame in conjunction with a loss being realized on the sale of a similar security), the utilization of capital loss carryovers and the treatment of foreign currency transactions.

PREMIUM AMORTIZATION AND DISCOUNT ACCRETION-Except for Stable Income Fund, fixed income investments with a maturity greater than sixty days and purchased at a premium or discount (other than original issue discount) are not amortized or accreted. Stable Income Fund amortizes premium and accretes discount.

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                                       15

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSE ALLOCATION-Expenses are allocated in accordance with procedures adopted by the Board of Trustees (the "Board"). Certain expenses are allocated to the various share classes on the basis of usage of services or contractual differences. The Funds' class specific expenses include distribution expenses, if any, transfer agent fees and expenses, and certain other expenses that are solely attributable to a class.

REALIZED GAINS AND LOSSES-Security transactions are recorded on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

FEDERAL INCOME TAX-Each Fund intends to qualify, and continue to qualify, as a regulated investment company and distribute all of its taxable income. Therefore, no Federal income tax provision is required.

REPURCHASE AGREEMENTS-Each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the Fund's investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities. Securities received as collateral in connection with the repurchase agreements are maintained by the Trust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

ORGANIZATIONAL COSTS-The costs incurred by certain Funds in connection with their organization and registration of shares have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Funds' operations.

SECURITY LOANS-The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund.

--------------------------------------------------------------------------------
 NOTE 3. FINANCIAL INSTRUMENTS

FINANCIAL FUTURES CONTRACTS-As of November 30 , 1996, Index Fund had open futures contracts, entered into for hedging purposes. The contractual amount of a futures contract represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at November 30, 1996 is as follows:

                                                                      UNREALIZED
                                                                     APPRECIATION
POSITION  CONTRACTS                      INDEX                      (DEPRECIATION)
--------  ---------   --------------------------------------------  --------------
Long         44       S&P 500 Futures, Expiring December 20,1996      $1,274,450

As of November 30, 1996, the Fund had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

--------------------------------------------------------------------------------
 NOTE 4. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser of each Fund is Norwest Investment Management ("the Adviser"), a part of Norwest. Norwest is a subsidiary of Norwest Corporation. The Adviser receives an advisory fee from each Fund at an annual rate based on percentage of average daily net assets of each Fund. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the fees.

Pursuant to its investment advisory agreements with each Fund or its administrative services agreement with International Fund, Norwest is obligated to reimburse each Fund for certain operating expenses (exclusive of interest, taxes, brokerage fees, fees and

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 4. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

other expenses paid pursuant to any distribution plan and organization expenses, all to the extent permitted by applicable state law or regulation) which in any year exceed the limits prescribed by any state in which the Fund's shares are qualified for sale. The Funds' annual expenses are estimated and accrued daily and any related reimbursements are made monthly by the Adviser. Pursuant to an agreement among the Adviser, the Trust and Crestone Capital Management, Inc. ("Crestone"), a subsidiary of Norwest, the Adviser has delegated certain of its advisory responsibilities to Crestone and pays Crestone a fee.

The investment adviser of Schroder U.S. Smaller Companies Portfolio and International Portfolio of Core Trust is Schroder Capital Management International Inc. ("Schroder"). Small Cap Opportunities Fund or International Fund may withdraw its investment from Schroder U. S. Smaller Companies Portfolio or International Portfolio, respectively, at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. Should Small Cap Opportunities Fund or International Fund make such a withdrawal, the Trust has retained the Adviser to act as investment adviser and Schroder to act as investment subadviser. Neither the Adviser nor Schroder will receive any advisory or subadvisory fees with respect to Small Cap Opportunities Fund or International Fund as long as the Fund remains completely invested in Schroder U.S. Smaller Companies Portfolio or International Portfolio, respectively.

The investment subadvisor of each Blended Fund is Schroder. Schroder advises that portion of each of these Funds' investment portfolios that the Adviser believes should be invested using Schroder's investment philosophy. Schroder receives a fee from the Adviser for its subadvisory services; however, that compensation does not increase the amount paid by any Fund.

During the period ended November 30, 1996, pursuant to procedures adopted by the Board, ValuGrowth-SM- Stock Fund placed a portion of its portfolio transactions through Norwest Investment Services, Inc., an affiliate of the Adviser, for which brokerage commissions of $41,474 were paid.

MANAGEMENT, ADMINISTRATIVE AND OTHER SERVICES-As manager of the Trust and distributor of its shares, Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. and Forum Administrative Services, LLC ("FAS"), provide administrative services to the Funds. For their services Forum and FAS receive management and administrative fees between 0.10% and 0.20% of the average daily net assets attributable to each class of each Fund. In addition, for the period ended November 30, 1996, Forum charged the Trust legal expenses aggregating $52,210.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides fund accounting services to the Funds. For these services, FFC receives a fee of $36,000 per year per Fund plus certain amounts based upon the number of classes and number and types of portfolio transactions within each Fund.

Norwest serves as the Trust's transfer agent and dividend disbursing agent. For these services Norwest receives a fee at an annual rate of 0.25% of the average daily net assets attributable to each class of each Fund's shares. Norwest also serves as the Trust's custodian and may appoint subcustodians for foreign securities and other assets held in foreign countries. For some of the Funds, Norwest is compensated for its custodial services at an annual rate of up to 0.05% of the Fund's average daily net assets. Refer to Exhibit A for a detail listing of the percentage of transfer agent and custodian fees.

On behalf of Small Cap Opportunities Fund and International Fund, the Trust has entered into an administrative services agreement with Norwest under which Norwest receives a fee at an annual rate of 0.25% of the average daily net assets of the Funds. Under this agreement, Norwest is responsible for compiling data for and preparing communications between the Funds and its shareholders, maintaining requisite information flows between the Funds and Schroder as the investment adviser to Schroder U.S. Smaller Companies Portfolio and International Portfolio of Core Trust, respectively, and monitoring and reporting to the Board on the performance of Schroder U.S. Smaller Companies Portfolio and International Portfolio,respectively. No fees are payable under this agreement in the event that the Fund is not completely invested in Schroder U.S. Smaller Companies Portfolio and International Portfolio or another investment company, respectively.

The Trust has adopted a Distribution Plan (the "Plan") with respect to B Shares of each Fund currently offering B Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the payment to Forum of an annual distribution service fee of 0.75% of the average daily net assets, and a maintenance fee of 0.25% of the average daily net assets, of each Fund attributable to B Shares. No Fund incurred any maintenance fees during the period ended November 30, 1996. The distribution payments are used to reimburse the distributor for commissions and interest on the outstanding balance of unreimbursed distribution charges. The Plan may be terminated by vote of a majority of the Funds' shareholders or by vote of a majority of Trustees who do not have any direct or indirect financial interest in the Plan. In the event that the Plan is terminated or not continued, at the discretion of the Board of Trustees, the Fund will continue to pay distribution service fees to Forum (but only with respect to sales that occurred prior to the termination or discontinuance of the Plan) until the earlier of (a) four years after the date of termination or discontinuance or (b) such time as there exists no unreimbursed distribution charges attributable to that

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 4. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH
AFFILIATES (CONTINUED)

Fund under the Plan, as calculated pursuant to the Plan. The respective unreimbursed distribution charges at November 30, 1996 were as follows: Stable Income Fund, $11,016; Intermediate Government Income Fund, $185,278; Income Fund, $77,476; Total Return Bond Fund, $51,680; Tax-Free Income Fund, $108,093; Colorado Tax-Free Fund, $99,929; Minnesota Tax-Free Fund, $210,196; Income Equity Fund, $674,704; ValuGrowth-SM- Stock Fund, $120,085; Diversified Equity Fund, $540,822; Growth Equity Fund, $160,902; Small Company Stock Fund, $115,026; Small Cap Opportunites Fund, $1,204; Contrarian Stock Fund, $22,690; and International Fund, $41,127.

Each Blended Fund incurs certain expenses that are passed through from Core Trust. Total net expenses incurred by each Blended Fund for the period from June 1, 1996 to November 30, 1996 attributable to each Blended Funds' investment in the Blended Portfolios of Core Trust were as follows: Conservative Balanced Fund, $15,263 ; Moderate Balanced Fund, $66,189; Growth Balanced Fund, $115,603; Diversified Equity Fund, $365,101; and Growth Equity Fund $386,240.

VOLUNTARY WAIVERS AND REIMBURSEMENTS-For the period ended November 30, 1996, the Trust's service providers voluntarily waived and reimbursed certain fees incurred by the Funds. Refer to Exhibit A of Notes to Financial Statements for a detail listing of the waivers and reimbursements for each Fund.

--------------------------------------------------------------------------------
 NOTE 5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1996 are presented in Exhibit B of the Notes to Financial Statements. (The cost of purchases and proceeds from sales for the Blended Funds, Small Cap Opportunities Fund and International Fund reflect additions and reductions in the Funds' investment in Index Portfolio, Small Company Portfolio, International Portfolio and International Portfolio II of Core Trust and Schroder U.S. Smaller Companies Portfolio of Schroder Capital Funds.)

The Federal tax cost basis of investments, related gross unrealized appreciation and depreciation for Federal income tax purposes, and the capital loss carryovers available to offset future captial gains, as of November 30, 1996, are presented in Exhibit B of Notes to Financial Statements.

--------------------------------------------------------------------------------
 NOTE 6. PORTFOLIO SECURITIES LOANED

As of November 30, 1996, certain Funds had loaned securities which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements. Norwest receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:.

                                                    SECURITIES   COLLATERAL
                                                    -----------  -----------
Stable Income Fund................................  $11,553,399  $11,972,394
Intermediate Government Income Fund...............   68,409,855   70,614,959
Diversified Bond Fund.............................    2,455,048    2,527,396
Income Fund.......................................   68,816,784   71,081,426
Total Return Bond Fund............................   36,105,008   37,462,221
Conservative Balanced Fund........................    4,373,197    4,547,499
Moderate Balanced Fund............................   23,597,774   24,489,093
Growth Balanced Fund..............................   27,090,336   28,247,842
Income Equity Fund................................   59,775,072   61,777,773
ValuGrowth-SM- Stock Fund.........................   56,709,266   60,387,270
Index Fund........................................   91,572,433   94,954,331
Diversified Equity Fund...........................  123,846,369  128,460,517
Growth Equity Fund................................   73,820,286   77,086,191
Large Company Growth Fund.........................   20,852,030   21,885,796
Small Company Stock Fund..........................   26,681,438   27,624,347
Contrarian Stock Fund.............................    2,415,180    2,522,079

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                                       18

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 7. CAPITAL SHARE TRANSACTIONS

The Trust Instrument authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions of Trust shares for the past two years or periods were as follows:

                                                                           OTHER        SHARES ISSUED                      NET
                                        YEAR/PERIOD        SHARES          SHARES       FOR DIVIDEND       SHARES        INCREASE
                                         END(A)(B)      SUBSCRIBED(B)    ISSUED(B)     REINVESTMENT(B)   REDEEMED(B)   (DECREASE)(B)
                                     -----------------  -------------   ------------   ---------------   -----------   ------------
Stable Income Fund
  A Shares.........................  November 30, 1996       77,043                          13,472        (469,174)      (378,659)
  A Shares.........................  May 31, 1996             2,512       1,588,229           4,300          (1,609)     1,593,432
  B Shares.........................  November 30, 1996       17,955                             964         (47,955)       (29,036)
  B Shares.........................  May 31, 1996            46,741          38,476             257            (495)        84,979
  I Shares.........................  November 30, 1996    2,697,244                         207,686      (1,560,803)     1,344,127
  I Shares.........................  May 31, 1996         3,171,044       1,646,222         429,364      (1,557,800)     3,688,830
Intermediate Government
  Income Fund
  A Shares.........................  November 30, 1996       50,659               -          32,742        (299,688)      (216,287)
  A Shares.........................  May 31, 1996             6,716       1,724,803           2,885        (212,965)     1,521,439
  B Shares.........................  November 30, 1996       68,468               -          17,733        (199,819)      (113,618)
  B Shares.........................  May 31, 1996               579         987,229           1,486          (7,997)       981,297
  I Shares.........................  November 30, 1996    1,783,525                         153,140      (3,157,437)    (1,220,772)
  I Shares.........................  May 31, 1996         1,177,241      34,509,135         572,649        (398,252)    35,860,773
Diversified Bond Fund
  I Shares.........................  November 30, 1996    1,039,308               -               -        (812,282)       227,026
  I Shares.........................  May 31, 1996           985,367               -         456,475      (1,160,178)       281,664
Income Fund
  A Shares.........................  November 30, 1996       62,280               -          13,610        (106,251)       (30,361)
  A Shares.........................  May 31, 1996           236,584               -          35,126        (323,284)       (51,574)
  B Shares.........................  November 30, 1996       43,731               -           7,107         (45,809)         5,209
  B Shares.........................  May 31, 1996            93,265               -          16,806         (97,218)        12,853
  I Shares.........................  November 30, 1996    1,942,239               -           8,826      (2,205,611)      (254,546)
  I Shares.........................  May 31, 1996        20,209,039               -          18,760      (2,390,661)    17,837,138
Total Return Bond Fund
  A Shares.........................  November 30, 1996       92,497               -           7,391         (36,255)        63,633
  A Shares.........................  May 31, 1996           201,628               -           7,319         (56,614)       152,333
  B Shares.........................  November 30, 1996       41,239               -          4 ,636         (35,085)        10,790
  B Shares.........................  May 31, 1996           157,199               -           9,555         (37,976)       128,778
  I Shares.........................  November 30, 1996    2,570,923               -          14,589      (2,017,099)       568,413
  I Shares.........................  May 31, 1996         5,082,461               -         289,805      (2,412,585)     2,959,681
Limited Term Tax-Free Fund
  I Shares.........................  November 30, 1996    2,089,381               -             570               -      2,089,951
Tax-Free Income Fund
  A Shares.........................  November 30, 1996      195,772               -          58,396        (974,673)      (720,505)
  A Shares.........................  May 31, 1996           844,644               -         170,761        (683,344)       332,061
  B Shares.........................  November 30, 1996      107,689               -           8,808         (60,243)        56,254
  B Shares.........................  May 31, 1996           254,385               -          17,185         (48,446)       223,124
  I Shares.........................  November 30, 1996    1,762,263               -              33      (2,397,825)      (635,529)
  I Shares.........................  May 31, 1996        21,317,628               -          10,725      (2,717,376)    18,610,977
Colorado Tax-Free Fund
  A Shares.........................  November 30, 1996       70,561               -          49,944        (136,160)       (15,655)
  A Shares.........................  May 31, 1996           453,951               -         124,490        (474,632)       103,809
  B Shares.........................  November 30, 1996       47,238               -           8,980         (35,518)        20,700
  B Shares.........................  May 31, 1996           184,980               -          18,848         (81,822)       122,006
  I Shares.........................  November 30, 1996      298,873               -             632        (165,147)       134,358
  I Shares.........................  May 31, 1996           638,741               -           1,264        (683,956)       (43,951)

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 7. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                           OTHER        SHARES ISSUED                      NET
                                        YEAR/PERIOD        SHARES          SHARES       FOR DIVIDEND       SHARES        INCREASE
                                         END(A)(B)      SUBSCRIBED(B)    ISSUED(B)     REINVESTMENT(B)   REDEEMED(B)   (DECREASE)(B)
                                     -----------------  -------------   ------------   ---------------   -----------   ------------
Minnesota Tax-Free Fund
  A Shares.........................  November 30, 1996      177,750               -          44,957        (423,183)      (200,476)
  A Shares.........................  May 31, 1996         1,244,834               -          95,738        (246,111)     1,094,461
  B Shares.........................  November 30, 1996      150,045               -          12,993         (39,474)       123,504
  B Shares.........................  May 31, 1996           420,449               -          25,555         (76,177)       369,827
  I Shares.........................  November 30, 1996      220,010               -           1,069         (56,459)       164,620
  I Shares.........................  May 31, 1996           228,639               -           1,852         (15,455)       215,036
Conservative Balanced Fund
  I Shares.........................  November 30, 1996      856,654               -               -      (2,523,024)    (1,666,370)
  I Shares.........................  May 31, 1996         1,455,459               -         425,387      (1,275,154)       605,692
Moderate Balanced Fund
  I Shares.........................  November 30, 1996    2,536,549               -               -      (2,246,525)       290,024
  I Shares.........................  May 31, 1996         3,798,355               -         907,808      (3,925,457)       780,706
Growth Balanced Fund
  I Shares.........................  November 30, 1996    2,501,004               -               -      (5,010,093)    (2,509,089)
  I Shares.........................  May 31, 1996         5,279,837               -         571,663      (2,273,197)     3,578,303
Income Equity Fund
  A Shares.........................  November 30, 1996      205,492               -           9,731         (80,438)       134,785
  A Shares.........................  May 31, 1996            90,978       1,053,473               -          (3,514)     1,140,937
  B Shares.........................  November 30, 1996      193,528               -           4,303         (44,613)       153,218
  B Shares.........................  May 31, 1996            27,490         602,328               -            (977)       628,841
  I Shares.........................  November 30, 1996    3,011,881               -          29,723        (583,560)     2,458,044
  I Shares.........................  May 31, 1996         1,201,965       5,314,997          69,338        (250,449)     6,335,851
ValuGrowth-SM- Stock Fund
  A Shares.........................  November 30, 1996       59,885               -           1,484         (57,692)         3,677
  A Shares.........................  May 31, 1996           142,948               -           8,842        (123,725)        28,065
  B Shares.........................  November 30, 1996       13,835               -             117         (12,638)         1,314
  B Shares.........................  May 31, 1996            66,819               -           2,473         (30,373)        38,919
  I Shares.........................  November 30, 1996      500,104               -             851        (656,018)      (155,063)
  I Shares.........................  May 31, 1996         1,282,430               -           5,183      (1,627,713)      (340,100)
Index Fund
  I Shares.........................  November 30, 1996    1,837,229               -               -        (451,248)     1,385,981
  I Shares.........................  May 31, 1996         1,494,825               -         150,066        (446,260)     1,198,631
Diversified Equity Fund
  A Shares.........................  November 30, 1996      380,097               -               -         (31,650)       348,447
  A Shares.........................  May 31, 1996            88,731               -               -            (398)        88,333
  B Shares.........................  November 30, 1996      389,929               -               -          (6,988)       382,941
  B Shares.........................  May 31, 1996            80,122               -               -               -         80,122
  I Shares.........................  November 30, 1996    4,710,289               -               -      (2,664,049)     2,046,240
  I Shares.........................  May 31, 1996         5,447,250               -       1,313,210      (2,902,396)     3,858,064
Growth Equity Fund
  A Shares.........................  November 30, 1996      302,686               -               -         (52,561)       250,125
  A Shares.........................  May 31, 1996           115,164               -               -            (382)       114,782
  B Shares.........................  November 30, 1996      121,738               -               -          (1,131)       120,607
  B Shares.........................  May 31, 1996            24,168               -               -               -         24,168
  I Shares.........................  November 30, 1996    5,055,480               -               -      (3,354,184)     1,701,296
  I Shares.........................  May 31, 1996         4,846,652               -       1,651,658      (2,108,869)     4,389,441

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 7. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                                           OTHER        SHARES ISSUED                      NET
                                        YEAR/PERIOD        SHARES          SHARES       FOR DIVIDEND       SHARES        INCREASE
                                         END(A)(B)      SUBSCRIBED(B)    ISSUED(B)     REINVESTMENT(B)   REDEEMED(B)   (DECREASE)(B)
                                     -----------------  -------------   ------------   ---------------   -----------   ------------
Large Company Growth Fund
  I Shares.........................  November 30, 1996      620,307               -               -        (243,600)       376,707
  I Shares.........................  May 31, 1996           471,467               -          26,577        (148,296)       349,748
Small Company Stock Fund
  A Shares.........................  November 30, 1996       99,947               -               -         (43,895)        56,052
  A Shares.........................  May 31, 1996           266,295               -          11,419         (35,555)       242,159
  B Shares.........................  November 30, 1996       39,964               -               -         (28,330)        11,634
  B Shares.........................  May 31, 1996           216,344               -           8,232         (17,389)       207,187
  I Shares.........................  November 30, 1996    2,199,858               -               -        (535,622)     1,664,236
  I Shares.........................  May 31, 1996         4,695,219               -          19,738        (813,654)     3,901,303
Small Company Growth Fund
  I Shares.........................  November 30, 1996    1,215,414               -               -      (1,022,991)       192,423
  I Shares.........................  May 31, 1996         1,838,657               -         972,032        (610,709)     2,199,980
Small Cap Opportunities Fund
  A Shares.........................  November 30, 1996        3,671               -               -               -          3,671
  B Shares.........................  November 30, 1996        1,586               -               -               -          1,586
  I Shares.........................  November 30, 1996    1,177,889               -               -         (26,975)     1,150,914
Contrarian Stock Fund
  A Shares.........................  November 30, 1996       26,434               -             293         (74,664)       (47,937)
  A Shares.........................  May 31, 1996            50,267               -           6,560         (25,341)        31,486
  B Shares.........................  November 30, 1996        6,349               -              39         (15,702)        (9,314)
  B Shares.........................  May 31, 1996            20,976               -           5,826         (13,448)        13,354
  I Shares.........................  November 30, 1996      255,578               -             371      (2,042,483)    (1,786,534)
  I Shares.........................  May 31, 1996         1,546,052               -          61,649      (2,481,497)      (873,796)
International Fund
  A Shares.........................  November 30, 1996       22,014               -               -          (7,803)        14,211
  A Shares.........................  May 31, 1996            45,286               -             344          (3,189)        42,441
  B Shares.........................  November 30, 1996       12,358               -               -            (790)        11,568
  B Shares.........................  May 31, 1996            28,226               -             426            (229)        28,423
  I Shares.........................  November 30, 1996    1,914,483               -               -        (403,281)     1,511,202
  I Shares.........................  May 31, 1996         2,387,598               -          90,228        (318,244)     2,159,582

(a) See the related Statements of Changes in Net Assets for the dates of beginning of period presented.

(b) For the period ended November 30, 1996, the information is unaudited.

--------------------------------------------------------------------------------
 NOTE 8. MERGER OF FUNDS

On May 17, 1996, Stable Income Fund, Intermediate Government Income Fund and Income Equity Fund ("Acquired Funds") acquired all of the assets and liabilities of Adjusted U.S. Government Reserve Fund, Government Income Fund and Income Stock Fund ("Target Funds"), respectively, pursuant to a plan of reorganization and liquidation approved by the shareholders on May 13, 1996. The acquisition was accomplished by a tax free exchange of assets and liabilities of the individual Target Funds for shares of the existing Acquiring Fund, and the distribution of such shares to the Target Funds' shareholders and the subsequent termination of the respective Target Funds.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 8. MERGER OF FUNDS (CONTINUED)

The Stable Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Adjustable U.S. Government Reserve Fund:

         STABLE INCOME FUND                            ADJUSTABLE U.S. RESERVE FUND
-------------------------------------   -----------------------------------------------------------
                         MAY 17, 1996                                                  MAY 17, 1996
   SHARE       SHARES     PER SHARE     UNREALIZED      ACCUMULATED     MAY 17, 1996    PER SHARE
   CLASS       ISSUED       VALUE       GAIN (LOSS)   NET GAIN (LOSS)    NET ASSETS       VALUE
------------  ---------  ------------   -----------   ---------------   ------------   ------------
A Shares      1,588,229     $10.24       $(422,368)     $(4,968,020)    $16,263,468       $9.40
B Shares         38,476      10.24           4,677          (33,733)        393,994        9.36
I Shares      1,646,222      10.24          92,660       (2,270,066)     16,857,313        9.40
                                        -----------   ---------------   ------------
                                         $(325,031)     $(7,271,819)    $33,514,775
                                        -----------   ---------------   ------------
                                        -----------   ---------------   ------------

Immediately after the exchange, combined net assets were: A Shares, $16,280,721; B Shares, $741,524; and I Shares, $82,560,262.

The Intermediate Government Income Fund issued the following shares in exchange for the assets and liabilities, including unrealized depreciation and accumulated net realized capital losses of the Government Income Fund:

INTERMEDIATE GOVERNMENT INCOME FUND                        GOVERNMENT INCOME FUND
------------------------------------   --------------------------------------------------------------
                        MAY 17, 1996                                                     MAY 17, 1996
  SHARE       SHARES     PER SHARE      UNREALIZED       ACCUMULATED     MAY 17, 1996     PER SHARE
  CLASS       ISSUED       VALUE        GAIN (LOSS)    NET GAIN (LOSS)    NET ASSETS        VALUE
----------  ----------  ------------   -------------   ---------------   -------------   ------------
A Shares     1,724,803     $10.97      $  5,553,969     $ (2,372,866)    $ 18,921,088       $8.57
B Shares       987,229      10.97             5,528       (1,329,344)      10,829,902        8.56
I Shares    32,282,358      10.97       (10,807,493)     (17,017,680)     354,137,467        8.57
                                       -------------   ---------------   -------------
                                       $ (5,247,996)    $(20,719,890)    $383,888,457
                                       -------------   ---------------   -------------
                                       -------------   ---------------   -------------

Immediately after the exchange, combined net assets were: A Shares, $18,958,902; B Shares, $10,829,902; and I Shares, $401,687,938.

The Income Equity Fund issued the following shares in exchange for the assets and liabilities, including unrealized appreciation and accumulated net realized capital losses of the Income Stock Fund:

        INCOME EQUITY FUND                                  INCOME STOCK FUND
-----------------------------------   -------------------------------------------------------------
                       MAY 17, 1996                                                    MAY 17, 1996
  SHARE      SHARES     PER SHARE      UNREALIZED      ACCUMULATED     MAY 17, 1996     PER SHARE
  CLASS      ISSUED       VALUE       GAIN (LOSS)    NET GAIN (LOSS)    NET ASSETS        VALUE
----------  ---------  ------------   ------------   ---------------   -------------   ------------
A Shares    1,053,473     $27.43      $ 6,204,781      $   64,930      $ 28,896,764       $14.20
B Shares      602,328      27.42        2,169,156          47,510        16,515,834        14.09
I Shares    5,314,997      27.43       29,080,757          54,367       145,790,368        14.21
                                      ------------   ---------------   -------------
                                      $37,454,694      $  166,807      $191,202,966
                                      ------------   ---------------   -------------
                                      ------------   ---------------   -------------

Immediately after the exchange, combined net assets were: A Shares, $29,152,935; B Shares, $16,971,366; and I Shares, $227,899,458.

--------------------------------------------------------------------------------
 NOTE 9. CONCENTRATION OF CREDIT RISK

The Colorado and Minnesota Tax-Free Funds invest substantially all of their assets in debt obligations of issuers located in the states of Colorado and Minnesota, respectively. The issuers' abilities to meet their obligations may be affected by Colorado and Minnesota economic or political developments.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 EXHIBIT A--ADDITIONAL EXPENSE INFORMATION

                                                            FEES                     FEES WAIVED
                                                    --------------------   --------------------------------
                                                               CUSTODIAN   CUSTODIAN                          EXPENSES
                                                               TRANSFER    TRANSFER                          REIMBURSED
                                                    ADVISORY     AGENT       AGENT      ADVISER     FORUM     BY FORUM
                                                    --------   ---------   ---------   ----------  --------  ----------
Stable Income Fund................................  0.30%        0.25%     $      -    $        -  $ 68,471   $    590
Intermediate Government Income Fund...............  0.33%        0.25%            -             -   105,272          -
Diversified Bond Fund.............................  0.35%        0.25%            -             -    57,989          -
Income Fund.......................................  0.50%        0.30%       21,583       140,638   233,700          -
Total Return Bond Fund............................  0.50%        0.30%        3,804       194,449    10,776          -
Limited Term Tax-Free Fund........................  0.50%        0.30%        2,731         8,579     2,158          -
Tax-Free Income Fund..............................  0.50%        0.30%       23,209       784,399   173,198          -
Colorado Tax-Free Fund............................  0.50%(a)     0.30%       47,152       147,351    55,459          -
Minnesota Tax-Free Fund...........................  0.50%(a)     0.30%        4,121       103,045    31,904          -
Conservative Balanced Fund........................  0.45%        0.25%            -             -    62,064        247
Moderate Balanced Fund............................  0.53%        0.25%            -             -   107,670          -
Growth Balanced Fund..............................  0.58%        0.25%            -             -   114,831          -
Income Equity Fund................................  0.50%        0.25%            -             -    90,767          -
ValuGrowth-SM- Stock Fund.........................  0.80%(b)     0.30%      158,247         9,009   127,509          -
Index Fund........................................  0.15%        0.25%      141,551       212,327    75,699          -
Diversified Equity Fund...........................  0.65%        0.25%            -             -   224,696          -
Growth Equity Fund................................  0.90%        0.25%            -             -   185,354          -
Large Company Growth Fund.........................  0.65%        0.25%            -             -    34,626      8,475
Small Company Stock Fund..........................  1.00%(c)     0.30%       12,992       223,702    27,302          -
Small Company Growth Fund.........................  0.90%        0.25%            -             -    73,002          -
Small Cap Opportunities Fund......................     -         0.25%        2,983             -     6,315     21,099
Contrarian Stock Fund.............................  0.80%(b)     0.30%        1,435        25,905    31,095          -
International Fund................................     -            -             -             -     2,628          -

(a) For the first $300 million of net assets of the Fund, declining to 0.42% for average net assets in excess of $700 million.

(b) For the first $300 million of net assets of the Fund, declining to 0.72% for average net assets in excess of $700 million.

(c) For the first $300 million of net assets of the Fund, declining to 0.92% for average net assets in excess of $700 million.

--------------------------------------------------------------------------------
 EXHIBIT B--ADDITIONAL INVESTMENT/SECURITIES INFORMATION

                                              COST        PROCEEDS            UNREALIZED                           CAPITAL
                                               OF           FROM      --------------------------       TAX          LOSS
                                           PURCHASES       SALES      APPRECIATION  DEPRECIATION    COST BASIS   CARRYOVERS
                                          ------------  ------------  ------------  ------------   ------------  -----------
Stable Income Fund......................  $ 63,441,698  $ 33,428,476  $   572,743   $   383,337    $109,441,843  $7,063,621
Intermediate Government Income Fund.....   409,306,085   418,394,622    6,194,758       906,400     409,307,580  16,286,482 (a)
Diversified Bond Fund...................    34,197,495    24,833,551    3,992,029       163,881     177,369,807           -
Income Fund.............................   305,946,978   310,931,507    6,201,767       781,698     279,970,800   8,567,590
Total Return Bond Fund..................    32,006,507    27,965,396    3,469,912     1,226,812     129,432,007           -
Limited Term Tax-Free Fund..............    20,202,725             -      251,714             -      21,611,278           -
Tax-Free Income Fund....................   202,481,375   227,393,968   13,556,038             -     299,127,550   9,367,065
Colorado Tax-Free Fund..................    25,823,380    28,967,295    2,564,509             -      58,873,292   1,228,604
Minnesota Tax-Free Fund.................    21,442,706    22,390,733    1,480,932             -      39,798,545     385,409
Conservative Balanced Fund..............    38,676,715    49,172,482   12,607,403       405,120     110,926,672           -
Moderate Balanced Fund..................   112,562,908    86,079,865   60,662,902     1,346,123     368,286,998           -
Growth Balanced Fund....................    65,940,406   111,480,629   91,871,160     1,492,750     367,864,047           -
Income Equity Fund......................    79,813,861     1,881,630   93,270,084       560,765     300,511,005           -
ValuGrowth-SM- Stock Fund...............    64,043,355    66,291,222   56,377,295       877,215     138,699,835           -
Index Fund..............................    63,607,902     2,440,562   94,598,255     2,095,935     243,002,909           -
Diversified Equity Fund.................   123,286,503    31,449,882  290,838,223     2,112,452     797,702,950           -
Growth Equity Fund......................   119,782,372    61,940,215  160,742,094     2,336,005     676,305,530           -
Large Company Growth Fund...............    13,905,564     6,670,866   32,413,057       723,060      68,543,780           -
Small Company Stock Fund................   154,299,693   130,325,338   23,944,780     2,402,558     143,174,961           -
Small Company Growth Fund...............   231,098,903   224,411,544   75,541,924    12,379,115     320,192,736           -
Small Cap Opportunities Fund............    19,840,656             -      611,931             -      19,968,613           -
Contrarian Stock Fund...................     1,373,525    18,834,146    1,962,727     2,116,207      17,114,896           -
International Fund......................    33,710,634     3,936,890   16,430,316             -     162,916,876     963,070

(a) Expires 2003.

(b) Expires 2004.

                                                                    [LOGO]

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                         NET REALIZED
                                               BEGINNING      NET            AND         DIVIDENDS    DISTRIBUTIONS    ENDING
                                               NET ASSET   INVESTMENT     UNREALIZED      FROM NET      FROM NET      NET ASSET
                                               VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                                 SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                               ---------   ----------   --------------   ----------   -------------   ---------
 STABLE INCOME FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......  $   10.20     $    0.28      $    0.08      $   (0.29)         -        $   10.27
  May 2, 1996 to May 31, 1996................      10.22          0.02           -             (0.04)         -            10.20
B SHARES
  June 1, 1996 to November 30, 1996(a).......      10.20          0.26           0.06          (0.25)         -            10.27
  May 17, 1996 to May 31, 1996...............      10.23          0.02          (0.01)         (0.04)         -            10.20
I SHARES
  June 1, 1996 to November 30, 1996(a).......      10.20          0.29           0.07          (0.29)         -            10.27
  November 1, 1995 to May 31, 1996...........      10.72          0.28           0.03          (0.77)    $   (0.06)        10.20
  November 11, 1994 to October 31, 1995......      10.00          0.50           0.22           -             -            10.72
 INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......      10.89          0.37           0.28          (0.37)         -            11.17
  May 2, 1996 to May 31, 1996................      10.89          0.03           -             (0.03)         -            10.89
B SHARES
  June 1, 1996 to November 30, 1996(a).......      10.89          0.32           0.28          (0.33)         -            11.16
  May 17, 1996 to May 31, 1996...............      10.97          0.03          (0.08)         (0.03)         -            10.89
I SHARES
  June 1, 1996 to November 30, 1996(a).......      10.89          0.31           0.28          (0.31)         -            11.17
  November 1, 1995 to May 31, 1996...........      12.40          0.40           0.53          (1.32)        (1.12)        10.89
  November 11, 1994 to October 31, 1995(e)...      11.11          0.93           0.36           -             -            12.40
 DIVERSIFIED BOND FUND
I SHARES
  June 1, 1996 to November 30, 1996(a).......      26.03          0.75           0.79           -             -            27.57
  November 1, 1995 to May 31, 1996...........      27.92          1.07          (0.99)         (1.67)        (0.30)        26.03
  November 11, 1994 to October 31, 1995......      25.08          1.65           1.19           -             -            27.92
 INCOME FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......       9.27          0.31           0.32          (0.31)         -             9.59
  June 1, 1995 to May 31, 1996...............       9.63          0.61          (0.36)         (0.61)         -             9.27
  June 1, 1994 to May 31, 1995...............       9.52          0.65           0.11          (0.65)         -             9.63
  June 1, 1993 to May 31, 1994...............      10.61          0.70          (0.83)         (0.70)        (0.26)         9.52
  June 1, 1992 to May 31, 1993...............      10.52          0.77           0.39          (0.77)        (0.30)        10.61
  June 1, 1991 to May 31, 1992...............      10.23          0.82           0.53          (0.82)        (0.24)        10.52
B SHARES
  June 1, 1996 to November 30, 1996(a).......       9.26          0.28           0.31          (0.28)         -             9.57
  June 1, 1995 to May 31, 1996...............       9.61          0.54          (0.35)         (0.54)         -             9.26
  June 1, 1994 to May 31, 1995...............       9.51          0.58           0.10          (0.58)         -             9.61
  August 5, 1993 to May 31, 1994.............      10.67          0.50          (0.90)         (0.50)        (0.26)         9.51
I SHARES
  June 1, 1996 to November 30, 1996(a).......       9.26          0.31           0.32          (0.31)         -             9.58
  June 1, 1995 to May 31, 1996...............       9.62          0.61          (0.36)         (0.61)         -             9.26
  June 1, 1994 to May 31, 1995...............       9.51          0.65           0.11          (0.65)         -             9.62
  August 2, 1993 to May 31, 1994.............      10.68          0.58          (0.91)         (0.58)        (0.26)         9.51
 TOTAL RETURN BOND FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......       9.40          0.30           0.26          (0.30)         -             9.66
  June 1, 1995 to May 31, 1996...............       9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............       9.54          0.67           0.19          (0.67)         -             9.73
  December 31, 1993 to May 31, 1994..........      10.00          0.27          (0.46)         (0.27)         -             9.54
B SHARES
  June 1, 1996 to November 30, 1996(a).......       9.40          0.27           0.28          (0.27)         -             9.68
  June 1, 1995 to May 31, 1996...............       9.73          0.57          (0.31)         (0.57)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............       9.54          0.59           0.19          (0.59)         -             9.73
  December 31, 1993 to May 31, 1994..........      10.00          0.24          (0.46)         (0.24)         -             9.54
I SHARES
  June 1, 1996 to November 30, 1996(a).......       9.40          0.30           0.27          (0.30)         -             9.67
  June 1, 1995 to May 31, 1996...............       9.73          0.64          (0.31)         (0.64)        (0.02)         9.40
  June 1, 1994 to May 31, 1995...............       9.54          0.67           0.19          (0.67)         -             9.73
  December 31, 1993 to May 31, 1994..........      10.00          0.27          (0.46)         (0.27)         -             9.54
 LIMITED TERM TAX-FREE FUND
I SHARES
  October 1, 1996 to November 30, 1996(a)....      10.00          0.08           0.46          (0.08)         -            10.46

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

                                   RATIO TO AVERAGE NET ASSETS
                           -------------------------------------------                   PORTFOLIO      NET ASSETS AT     AVERAGE
                           NET INVESTMENT       NET          GROSS          TOTAL         TURNOVER      END OF PERIOD    COMMISSION
                            INCOME (LOSS)     EXPENSES    EXPENSES(C)      RETURN*          RATE       (000'S OMITTED)    RATE(D)
                           ---------------   ----------   ------------   ------------   ------------   ---------------   ----------
 STABLE INCOME FUND
A SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.67%(b)        0.64%(b)       0.77%(b)        7.16%(b)     34.60%       $   12,480          N/A
  May 2, 1996 to May 31,
    1996.................     5.77%(b)        0.70%(b)       2.22%(b)        0.23%       109.95%           16,256          N/A
B SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     4.92%(b)        1.39%(b)       2.26%(b)        6.31%(b)     34.60%              575          N/A
  May 17, 1996 to May 31,
    1996.................     5.02%(b)        1.42%(b)       3.07%(b)        0.12%       109.95%              867          N/A
I SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.74%(b)        0.65%(b)       0.77%(b)        7.16%(b)     34.60%           97,790          N/A
  November 1, 1995 to May
    31, 1996.............     5.74%(b)        0.65%(b)       0.92%(b)        2.97%       109.95%           83,404          N/A
  November 11, 1994 to
    October 31, 1995.....     5.91%(b)        0.65%(b)       0.98%(b)        7.20%       115.85%           48,087          N/A
 INTERMEDIATE GOVERNMENT INCOME FUND
A SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.70%(b)        0.68%(b)       0.78%(b)       12.41%(b)     99.57%           14,573          N/A
  May 2, 1996 to May 31,
    1996.................     7.32%(b)        0.75%(b)       1.74%(b)        0.26%        74.64%           16,562          N/A
B SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.90%(b)        1.42%(b)       1.66%(b)       11.45%(b)     99.57%            9,683          N/A
  May 17, 1996 to May 31,
    1996.................     5.56%(b)        1.35%(b)       2.65%(b)       (0.49%)       74.64%           10,682          N/A
I SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.70%(b)        0.68%(b)       0.72%(b)       12.41%(b)     99.57%          395,969          N/A
  November 1, 1995 to May
    31, 1996.............     6.71%(b)        0.71%(b)       1.17%(b)        0.60%        74.64%          399,324          N/A
  November 11, 1994 to
    October 31,
    1995(e)..............     7.79%(b)        0.68%(b)       0.93%(b)       11.58%       240.90%           50,213          N/A
 DIVERSIFIED BOND FUND
I SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.96%(b)        0.70%(b)       0.76%(b)       12.08%(b)     15.12%          183,302          N/A
  November 1, 1995 to May
    31, 1996.............     6.78%(b)        0.70%(b)       0.77%(b)        0.22%       118.92%          167,159          N/A
  November 11, 1994 to
    October 31, 1995.....     5.87%(b)        0.67%(b)       0.82%(b)       11.32%        58.90%          171,453          N/A
 INCOME FUND
A SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.65%(b)        0.75%(b)       1.06%(b)       14.24%(b)    111.50%            5,418          N/A
  June 1, 1995 to May 31,
    1996.................     6.33%           0.75%          1.16%           2.58%       270.17%            5,521          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.24%           8.49%        98.83%            6,231          N/A
  June 1, 1993 to May 31,
    1994.................     6.72%           0.60%          1.16%          (1.58%)       26.67%            6,177          N/A
  June 1, 1992 to May 31,
    1993.................     7.18%           0.60%          1.10%          11.46%        87.98%           85,252          N/A
  June 1, 1991 to May 31,
    1992.................     7.80%           0.31%          1.08%          13.58%        84.24%           63,973          N/A
B SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.95%(b)        1.50%(b)       2.43%(b)       13.24%(b)    111.50%            3,452          N/A
  June 1, 1995 to May 31,
    1996.................     5.57%           1.50%          2.27%           1.92%       270.17%            3,292          N/A
  June 1, 1994 to May 31,
    1995.................     6.24%           1.50%          2.21%           7.57%        98.83%            3,296          N/A
  August 5, 1993 to May
    31, 1994.............     5.82%(b)        1.33%(b)       2.08%(b)       (4.82%)(b)    26.67%            2,605          N/A
I SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.64%(b)        0.75%(b)       1.02%(b)       14.24%(b)    111.50%          277,941          N/A
  June 1, 1995 to May 31,
    1996.................     6.30%           0.75%          1.06%           2.58%       270.17%          271,157          N/A
  June 1, 1994 to May 31,
    1995.................     7.02%           0.75%          1.06%           8.49%        98.83%          109,994          N/A
  August 2, 1993 to May
    31, 1994.............     6.75%(b)        0.61%(b)       1.09%(b)       (4.04%)(b)    26.67%           93,665          N/A
 TOTAL RETURN BOND FUND
A SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.35%(b)        0.75%(b)       1.25%(b)       12.39%(b)     22.25%            2,681          N/A
  June 1, 1995 to May 31,
    1996.................     6.48%           0.76%          1.57%           3.41%        77.49%            2,010          N/A
  June 1, 1994 to May 31,
    1995.................     6.94%           0.64%          2.38%           9.42%        35.19%              599          N/A
  December 31, 1993 to
    May 31, 1994.........     6.04%(b)        0.37%(b)      13.29%(b)       (4.64%)(b)    37.50%              150          N/A
B SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     5.58%(b)        1.49%(b)       2.53%(b)       12.02%(b)     22.25%            2,264          N/A
  June 1, 1995 to May 31,
    1996.................     5.75%           1.51%          2.48%           2.63%        77.49%            2,098          N/A
  June 1, 1994 to May 31,
    1995.................     6.17%           1.41%          3.09%           8.59%        35.19%              919          N/A
  December 31, 1993 to
    May 31, 1994.........     5.40%(b)        1.11%(b)       8.29%(b)       (5.23%)(b)    37.50%              186          N/A
I SHARES
  June 1, 1996 to
    November 30,
    1996(a)..............     6.33%(b)        0.75%(b)       1.05%(b)       12.62%(b)     22.25%          129,784          N/A
  June 1, 1995 to May 31,
    1996.................     6.57%           0.75%          1.07%           3.41%        77.49%          120,767          N/A
  June 1, 1994 to May 31,
    1995.................     7.04%           0.71%          1.17%           9.43%        35.19%           96,199          N/A
  December 31, 1993 to
    May 31, 1994.........     6.81%(b)        0.46%(b)       2.10%(b)       (4.62%)(b)    37.50%           11,694          N/A
 LIMITED TERM TAX-FREE FUND
I SHARES
  October 1, 1996 to
    November 30,
    1996(a)..............     4.50%(b)        0.67%(b)       1.29%(b)        0.00%         0.00%           21,862          N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                        BEGINNING       NET             NET REALIZED      DIVIDENDS    DISTRIBUTIONS    ENDING
                                        NET ASSET    INVESTMENT        AND UNREALIZED      FROM NET      FROM NET      NET ASSET
                                        VALUE PER      INCOME          GAIN (LOSS) ON     INVESTMENT    INVESTMENT     VALUE PER
                                          SHARE        (LOSS)           INVESTMENTS         INCOME         GAINS         SHARE
                                        ----------   ----------        --------------     ----------   -------------   ---------
 TAX-FREE INCOME FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a).............................   $ 9.78      $0.27               $ 0.35           $(0.27)            -        $10.13
  June 1, 1995 to May 31, 1996..........     9.82       0.55                (0.04)           (0.55)            -          9.78
  June 1, 1994 to May 31, 1995..........     9.60       0.55                 0.22            (0.55)            -          9.82
  June 1, 1993 to May 31, 1994..........    10.06       0.58                (0.39)           (0.58)       $(0.07)         9.60
  June 1, 1992 to May 31, 1993..........     9.98       0.66                 0.11            (0.66)        (0.03)        10.06
  June 1, 1991 to May 31, 1992..........     9.95       0.70                 0.04            (0.70)        (0.01)         9.98
B SHARES
  June 1, 1996 to November 30,
    1996(a).............................     9.78       0.23                 0.35            (0.23)            -         10.13
  June 1, 1995 to May 31, 1996..........     9.82       0.48                (0.04)           (0.48)            -          9.78
  June 1, 1994 to May 31, 1995..........     9.60       0.48                 0.22            (0.48)            -          9.82
  August 6, 1993 to May 31, 1994........    10.17       0.39                (0.50)           (0.39)        (0.07)         9.60
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................     9.78       0.27                 0.35            (0.27)            -         10.13
  June 1, 1995 to May 31, 1996..........     9.82       0.55                (0.04)           (0.55)            -          9.78
  June 1, 1994 to May 31, 1995..........     9.60       0.55                 0.22            (0.55)            -          9.82
  August 2, 1993 to May 31, 1994........    10.14       0.47                (0.47)           (0.47)        (0.07)         9.60
 COLORADO TAX-FREE FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a).............................     9.89       0.28                 0.36            (0.28)            -         10.25
  June 1, 1995 to May 31, 1996..........     9.90       0.53                (0.01)           (0.53)            -          9.89
  June 1, 1994 to May 31, 1995..........     9.69       0.48                 0.21            (0.48)            -          9.90
  June 1, 1993 to May 31, 1994..........    10.00       0.51                (0.30)           (0.51)        (0.01)         9.69
B SHARES
  June 1, 1996 to November 30,
    1996(a).............................     9.90       0.24                 0.36            (0.24)            -         10.26
  June 1, 1995 to May 31, 1996..........     9.91       0.46                (0.01)           (0.46)            -          9.90
  June 1, 1994 to May 31, 1995..........     9.70       0.41                 0.21            (0.41)            -          9.91
  August 2, 1993 to May 31, 1994........    10.04       0.35                (0.33)           (0.35)        (0.01)         9.70
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................     9.89       0.28                 0.36            (0.28)            -         10.25
  June 1, 1995 to May 31, 1996..........     9.90       0.53                (0.01)           (0.53)            -          9.89
  June 1, 1994 to May 31, 1995..........     9.69       0.48                 0.21            (0.48)            -          9.90
  August 23, 1993 to May 31, 1994.......    10.22       0.39                (0.52)           (0.39)        (0.01)         9.69
 MINNESOTA TAX-FREE FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a).............................    10.30       0.27                 0.39            (0.27)            -         10.69
  June 1, 1995 to May 31, 1996..........    10.45       0.56                (0.15)           (0.56)            -         10.30
  June 1, 1994 to May 31, 1995..........    10.15       0.53                 0.30            (0.53)            -         10.45
  June 1, 1993 to May 31, 1994..........    10.65       0.53                (0.31)           (0.53)        (0.19)        10.15
  June 1, 1992 to May 31, 1993..........    10.27       0.55                 0.39            (0.55)        (0.01)        10.65
  December 1, 1991 to May 31, 1992......    10.20       0.30                 0.11            (0.30)        (0.04)        10.27
  December 1, 1990 to November 30,
    1991................................    10.15       0.61                 0.12            (0.61)        (0.07)        10.20
B SHARES
  June 1, 1996 to November 30,
    1996(a).............................    10.30       0.23                 0.38            (0.23)            -         10.68
  June 1, 1995 to May 31, 1996..........    10.44       0.48                (0.14)           (0.48)            -         10.30
  June 1, 1994 to May 31, 1995..........    10.15       0.45                 0.29            (0.45)            -         10.44
  August 6, 1993 to May 31, 1994........    10.77       0.35                (0.43)           (0.35)        (0.19)        10.15
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................    10.30       0.27                 0.39            (0.27)            -         10.69
  June 1, 1995 to May 31, 1996..........    10.45       0.56                (0.15)           (0.56)            -         10.30
  June 1, 1994 to May 31, 1995..........    10.16       0.53                 0.29            (0.53)            -         10.45
  August 2, 1993 to May 31, 1994........    10.74       0.43                (0.39)           (0.43)        (0.19)        10.16
 CONSERVATIVE BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................    18.12       0.57                 0.47                -             -         19.16
  November 1, 1995 to May 31, 1996......    18.21       0.48                 0.42            (0.76)        (0.23)        18.12
  November 11, 1994 to October 31,
    1995................................    16.19       0.75                 1.27                -             -         18.21
 MODERATE BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................    20.27       0.35                 0.96                -             -         21.58
  November 1, 1995 to May 31, 1996......    19.84       0.46                 0.89            (0.66)        (0.26)        20.27
  November 11, 1994 to October 31,
    1995................................    17.25       0.65                 1.94                -             -         19.84
 GROWTH BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a).............................    22.83       0.34                 1.41                -             -         24.58
  November 1, 1995 to May 31, 1996......    21.25       0.31                 1.95            (0.51)        (0.17)        22.83
  November 11, 1994 to October 31,
    1995................................    17.95       0.47                 2.83                -             -         21.25

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

                                             RATIO TO AVERAGE
                                                NET ASSETS                                             NET ASSETS AT
                                -------------------------------------------                PORTFOLIO   END OF PERIOD      AVERAGE
                                NET INVESTMENT        NET          GROSS        TOTAL      TURNOVER        (000'S        COMMISSION
                                INCOME (LOSS)      EXPENSES      EXPENSES(C)   RETURN*       RATE         OMITTED)        RATE(D)
                                --------------    -----------    ----------    --------    --------    --------------    ----------
 TAX-FREE INCOME FUND

A SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.46%(b)    0.41%(b)       1.09%(b)      13.22%(b)   69.47%      $   27,826            N/A
  June 1, 1995 to May 31,
    1996......................        5.54%       0.40%          1.06%         5.29%       126.20%         33,914            N/A
  June 1, 1994 to May 31,
    1995......................        5.87%       0.60%          1.12%         8.42%       130.90%         30,786            N/A
  June 1, 1993 to May 31,
    1994......................        5.77%       0.60%          1.14%         1.74%       116.54%         34,426            N/A
  June 1, 1992 to May 31,
    1993......................        6.47%       0.60%          1.12%         7.86%       42.81%         109,983            N/A
  June 1, 1991 to May 31,
    1992......................        7.03%       0.34%          1.14%         7.65%       73.66%          56,250            N/A
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................        4.69%(b)    1.16%(b)       2.26%(b)      12.32%(b)   69.47%           6,677            N/A
  June 1, 1995 to May 31,
    1996......................        4.77%       1.14%          2.21%         4.50%       126.20%          5,897            N/A
  June 1, 1994 to May 31,
    1995......................        5.05%       1.35%          2.21%         7.61%       130.90%          3,729            N/A
  August 6, 1993 to May 31,
    1994......................        4.76%(b)    1.31%(b)       2.24%(b)      (0.98%)(b)  116.54%          2,674            N/A
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.44%(b)    0.41%(b)       1.02%(b)      13.22%(b)   69.47%         279,562            N/A
  June 1, 1995 to May 31,
    1996......................        5.57%       0.32%          1.06%         5.29%       126.20%        276,159            N/A
  June 1, 1994 to May 31,
    1995......................        5.84%       0.60%          1.05%         8.42%       130.90%         94,454            N/A
  August 2, 1993 to May 31,
    1994......................        5.71%(b)    0.60%(b)       1.10%(b)      (0.21%)(b)  116.54%        102,084            N/A
 COLORADO TAX-FREE FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.50%(b)    0.32%(b)       1.14%(b)      13.35%(b)   46.98%          27,816            N/A
  June 1, 1995 to May 31,
    1996......................        5.30%       0.30%          1.13%         5.35%       171.41%         26,991            N/A
  June 1, 1994 to May 31,
    1995......................        5.10%       0.30%          1.15%         7.47%       47.88%          25,997            N/A
  June 1, 1993 to May 31,
    1994......................        4.94%       0.07%          1.23%         2.02%       40.92%          31,724            N/A
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................        4.75%(b)    1.06%(b)       2.14%(b)      12.51%(b)   46.98%           6,846            N/A
  June 1, 1995 to May 31,
    1996......................        4.64%       1.05%          2.16%         4.56%       171.41%          6,400            N/A
  June 1, 1994 to May 31,
    1995......................        4.32%       1.05%          2.16%         6.67%       47.88%           5,198            N/A
  August 2, 1993 to May 31,
    1994......................        4.08%(b)    0.85%(b)       2.24%(b)      0.27%(b)    40.92%           4,494            N/A
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.50%(b)    0.32%(b)       1.13%(b)      13.35%(b)   46.98%          26,331            N/A
  June 1, 1995 to May 31,
    1996......................        5.30%       0.30%          1.13%         5.35%       171.41%         24,074            N/A
  June 1, 1994 to May 31,
    1995......................        5.08%       0.30%          1.16%         7.47%       47.88%          24,539            N/A
  August 23, 1993 to May 31,
    1994......................        5.03%(b)    0.11%(b)       1.21%(b)      0.90%(b)    40.92%          15,153            N/A
 MINNESOTA TAX-FREE FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.11%(b)    0.60%(b)       1.22%(b)      13.23%(b)   54.16%          25,468            N/A
  June 1, 1995 to May 31,
    1996......................        5.26%       0.48%          1.26%         3.97%       77.10%          26,610            N/A
  June 1, 1994 to May 31,
    1995......................        5.25%       0.49%          1.61%         8.55%       139.33%         15,559            N/A
  June 1, 1993 to May 31,
    1994......................        4.92%       0.61%          1.52%         1.94%       84.23%          10,008            N/A
  June 1, 1992 to May 31,
    1993......................        5.13%       0.75%          1.79%         9.35%       44.29%          10,852            N/A
  December 1, 1991 to May 31,
    1992......................        5.86%(b)    0.90%(b)       2.38%(b)      8.10%(b)     6.70%           4,896            N/A
  December 1, 1990 to November
    30, 1991..................        6.01%       0.90%          2.63%         7.40%       37.32%           4,575            N/A
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................        4.35%(b)    1.34%(b)       2.21%(b)      12.18%(b)   54.16%          10,477            N/A
  June 1, 1995 to May 31,
    1996......................        4.51%       1.23%          2.29%         3.28%       77.10%           8,825            N/A
  June 1, 1994 to May 31,
    1995......................        4.52%       1.21%          2.62%         7.63%       139.33%          5,090            N/A
  August 6, 1993 to May 31,
    1994......................        3.99%(b)    1.31%(b)       2.45%(b)      (0.58%)(b)  84.23%           2,485            N/A
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        5.10%(b)    0.60%(b)       1.19%(b)      13.23%(b)   54.16%           5,896            N/A
  June 1, 1995 to May 31,
    1996......................        5.24%       0.51%          1.30%         3.97%       77.10%           3,988            N/A
  June 1, 1994 to May 31,
    1995......................        5.29%       0.48%          1.58%         8.44%       139.33%          1,799            N/A
  August 2, 1993 to May 31,
    1994......................        4.90%(b)    0.61%(b)       1.54%(b)      0.29%(b)    84.23%             872            N/A
 CONSERVATIVE BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        4.18%(b)    0.82%(b)       0.97%(b)      11.71%(b)   31.39%         123,491        $0.0724
  November 1, 1995 to May 31,
    1996......................        4.65%(b)    0.82%(b)(f)    0.97%(b)(f)   5.14%       56.47%         146,950         0.0648
  November 11, 1994 to October
    31, 1995..................        4.67%(b)    0.82%(b)(f)    1.03%(b)(f)   12.48%      65.53%         136,710            N/A
 MODERATE BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        3.54%(b)    0.89%(b)       1.04%(b)      13.23%(b)   22.58%         429,953         0.0609
  November 1, 1995 to May 31,
    1996......................        3.95%(b)    0.90%(b)(f)    1.04%(b)(f)   7.03%       52.71%         398,005         0.0658
  November 11, 1994 to October
    31, 1995..................        3.76%(b)    0.92%(b)(f)    1.11%(b)(f)   15.01%      62.08%         373,998            N/A
 GROWTH BALANCED FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................        2.42%(b)    0.96%(b)       1.15%(b)      15.78%(b)   14.78%         460,053         0.0735
  November 1, 1995 to May 31,
    1996......................        2.66%(b)    0.98%(b)(f)    1.16%(b)(f)   10.87%      38.78%         484,641         0.0696
  November 11, 1994 to October
    31, 1995..................        2.63%(b)    0.99%(b)(f)    1.23%(b)(f)   18.38%      41.04%         374,892            N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

                                             BEGINNING      NET          NET REALIZED      DIVIDENDS    DISTRIBUTIONS    ENDING
                                             NET ASSET   INVESTMENT     AND UNREALIZED      FROM NET      FROM NET      NET ASSET
                                             VALUE PER     INCOME       GAIN (LOSS) ON     INVESTMENT    INVESTMENT     VALUE PER
                                               SHARE       (LOSS)        INVESTMENTS         INCOME         GAINS         SHARE
                                             ---------   ----------     --------------     ----------   -------------   ---------
 INCOME EQUITY FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......   $27.56     $0.29            $ 2.99           $(0.24)            -        $30.60
  May 2, 1996 to May 31, 1996................   26.94       0.07              0.55                -             -         27.56
B SHARES
  June 1, 1996 to November 30, 1996(a).......   27.54       0.19              2.99            (0.18)            -         30.54
  May 2, 1996 to May 31, 1996................   26.94       0.02              0.58                -             -         27.54
I SHARES
  June 1, 1996 to November 30, 1996(a).......   27.56       0.28              3.01            (0.24)                      30.61
  November 1, 1995 to May 31, 1996...........   24.02       0.29              4.02            (0.69)       $(0.08)        27.56
  November 11, 1994 to October 31, 1995......   18.90       0.46              4.66                -             -         24.02
 VALUEGROWTH-SM- STOCK FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......   22.63       0.09              2.68            (0.05)            -         25.35
  June 1, 1995 to May 31, 1996...............   18.82       0.13              3.93            (0.13)        (0.12)        22.63
  June 1, 1994 to May 31, 1995...............   17.17       0.17              1.66            (0.18)            -         18.82
  June 1, 1993 to May 31, 1994...............   17.27       0.10              0.19            (0.17)        (0.22)        17.17
  June 1, 1992 to May 31, 1993...............   16.30       0.17              1.34            (0.17)        (0.37)        17.27
  December 1, 1991 to May 31, 1992...........   14.48       0.09              1.83            (0.10)            -         16.30
  December 1, 1990 to November 30, 1991......   11.67       0.18              2.82            (0.19)            -         14.48
B SHARES
  June 1, 1996 to November 30, 1996(a).......   22.28          -              2.64            (0.01)            -         24.91
  June 1, 1995 to May 31, 1996...............   18.65      (0.02)             3.87            (0.10)        (0.12)        22.28
  June 1, 1994 to May 31, 1995...............   17.10       0.07              1.61            (0.13)            -         18.65
  August 5, 1993 to May 31, 1994.............   17.12       0.07              0.23            (0.10)        (0.22)        17.10
I SHARES
  June 1, 1996 to November 30, 1996(a).......   22.61       0.09              2.68            (0.05)            -         25.33
  June 1, 1995 to May 31, 1996...............   18.80       0.14              3.91            (0.12)        (0.12)        22.61
  June 1, 1994 to May 31, 1995...............   17.16       0.18              1.64            (0.18)            -         18.80
  August 2, 1993 to May 31, 1994.............   16.91       0.13              0.46            (0.12)        (0.22)        17.16
 INDEX FUND
I SHARES
  June 1, 1996 to November 30, 1996(a).......   31.49       0.27              4.20                -             -         35.96
  November 1, 1995 to May 31, 1996...........   27.67       0.36              4.08            (0.43)        (0.19)        31.49
  November 11, 1994 to October 31, 1995......   21.80       0.45              5.42                -             -         27.67
 DIVERSIFIED EQUITY FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......   30.56       0.06              2.70                -             -         33.32
  May 2, 1996 to May 31, 1996................   29.89       0.02              0.65                -             -         30.56
B SHARES
  June 1, 1996 to November 30, 1996(a).......   30.54      (0.09)             2.73                -             -         33.18
  May 6, 1996 to May 31, 1996................   29.41       0.02              1.11                -             -         30.54
I SHARES
  June 1, 1996 to November 30, 1996(a).......   30.55      (0.01)             2.78                -             -         33.32
  November 1, 1995 to May 31, 1996...........   27.53       0.16              4.25            (0.42)        (0.97)        30.55
  November 11, 1994 to October 31, 1995......   22.21       0.22              5.10                -             -         27.53
 GROWTH EQUITY FUND
A SHARES
  June 1, 1996 to November 30, 1996(a).......   29.08      (0.04)             1.28                -             -         30.32
  May 2, 1996 to May 31, 1996................   28.50          -              0.58                -             -         29.08
B SHARES
  June 1, 1996 to November 30, 1996(a).......   29.07      (0.09)             1.22                -             -         30.20
  May 6, 1996 to May 31, 1996................   28.18          -              0.89                -             -         29.07
I SHARES
  June 1, 1996 to November 30, 1996(a).......   29.08      (0.03)             1.27                -             -         30.32
  November 1, 1995 to May 31, 1996...........   26.97          -              4.09            (0.12)        (1.86)        29.08
  November 11, 1994 to October 31, 1995......   22.28      (0.02)             4.71                -             -         26.97
 LARGE COMPANY GROWTH FUND
I SHARES
  June 1, 1996 to November 30, 1996(a).......   26.97      (0.03)             2.35                -             -         29.29
  November 1, 1995 to May 31, 1996...........   23.59      (0.04)             3.64                -         (0.22)        26.97
  November 11, 1994 to October 31, 1995......   18.50      (0.05)             5.14                -             -         23.59

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

                                              RATIO TO AVERAGE
                                                 NET ASSETS
                                --------------------------------------------                PORTFOLIO   NET ASSETS AT     AVERAGE
                                NET INVESTMENT                     GROSS         TOTAL      TURNOVER    END OF PERIOD    COMMISSION
                                INCOME (LOSS)    NET EXPENSES   EXPENSES(C)     RETURN*       RATE     (000'S OMITTED)    RATE(D)
                                --------------   ------------   ------------   ----------   --------   ---------------   ----------
 INCOME EQUITY FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................       2.07%(b)     0.85%(b)       0.94%(b)      25.19%(b)     0.61%     $  39,043         $0.0909
  May 2, 1996 to May 31,
    1996......................       3.69%(b)     0.91%(b)       1.91%(b)       2.30%        0.69%        31,448          0.0942
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................       1.35%(b)     1.59%(b)       1.72%(b)      24.33%(b)     0.61%        23,883          0.0909
  May 2, 1996 to May 31,
    1996......................       2.92%(b)     1.72%(b)       2.63%(b)       2.23%        0.69%        17,318          0.0942
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................       2.10%(b)     0.85%(b)       0.89%(b)      25.27%(b)     0.61%       331,581          0.0909
  November 1, 1995 to May 31,
    1996......................       2.72%(b)     0.86%(b)       1.13%(b)      18.14%        0.69%       230,831          0.0942
  November 11, 1994 to October
    31, 1995..................       2.51%(b)     0.85%(b)       1.12%(b)      27.09%        7.03%        49,000             N/A
 VALUEGROWTH-SM- STOCK FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................       0.79%(b)     1.03%(b)       1.41%(b)      25.80%(b)    36.07%        17,160          0.0817
  June 1, 1995 to May 31,
    1996......................       0.63%        1.20%          1.42%         21.69%       105.43%       15,232          0.0603
  June 1, 1994 to May 31,
    1995......................       1.01%        1.20%          1.43%         10.72%       63.82%        12,138             N/A
  June 1, 1993 to May 31,
    1994......................       1.06%        1.20%          1.43%          1.68%       86.07%        12,922             N/A
  June 1, 1992 to May 31,
    1993......................       1.02%        1.20%          1.42%          9.32%       57.34%       109,669             N/A
  December 1, 1991 to May 31,
    1992......................       1.34%(b)     1.19%(b)       1.64%(b)      26.46%(b)    29.50%        68,659             N/A
  December 1, 1990 to November
    30, 1991..................       1.57%        1.19%          4.33%         25.84%       31.17%         4,853             N/A
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.01%)(b)    1.77%(b)       2.60%(b)      24.81%(b)    36.07%         5,768          0.0817
  June 1, 1995 to May 31,
    1996......................      (0.12%)       1.96%          2.54%         20.79%       105.43%        5,130          0.0603
  June 1, 1994 to May 31,
    1995......................       0.28%        1.95%          2.51%          9.88%       63.82%         3,569             N/A
  August 5, 1993 to May 31,
    1994......................       0.25%(b)     1.95%(b)       2.55%(b)       2.36%(b)    86.07%         2,218             N/A
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................       0.74%(b)     1.03%(b)       1.33%(b)      25.83%(b)    36.07%       171,442          0.0817
  June 1, 1995 to May 31,
    1996......................       0.62%        1.20%          1.32%         21.72%       105.43%      156,553          0.0603
  June 1, 1994 to May 31,
    1995......................       1.02%        1.20%          1.33%         10.67%       63.82%       136,589             N/A
  August 2, 1993 to May 31,
    1994......................       0.92%(b)     1.20%(b)       1.39%(b)       2.99%(b)    86.07%       113,061             N/A
 INDEX FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................       2.15%(b)     0.25%(b)       0.55%(b)      30.12%(b)     0.92%       334,903          0.0477
  November 1, 1995 to May 31,
    1996......................       2.25%(b)     0.31%(b)       0.57%(b)      16.27%        9.12%       249,644          0.0517
  November 11, 1994 to October
    31, 1995..................       2.12%(b)     0.50%(b)       0.64%(b)      26.93%       14.48%       186,197             N/A
 DIVERSIFIED EQUITY FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................       0.70(b)      1.05%(b)       1.34%(b)      18.71%(b)     3.31%        14,553          0.0683
  May 2, 1996 to May 31,
    1996......................       1.88%(b)     1.52%(b)(f)    4.06%(b)(f)    2.24%        5.76%         2,699          0.0671
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.03%)(b)    1.81%(b)       2.20%(b)      17.88%(b)     3.31%        15,362          0.0683
  May 6, 1996 to May 31,
    1996......................       1.24%(b)     2.37%(b)(f)    4.95%(b)(f)    3.84%        5.76%         2,447          0.0671
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.72%)       1.05%          1.30%         18.79%(b)     3.31%     1,057,402          0.0683
  November 1, 1995 to May 31,
    1996......................       1.00%(b)     1.06%(b)(f)    1.30%(b)(f)   16.38%        5.76%       907,223          0.0671
  November 11, 1994 to October
    31, 1995..................       1.01%(b)     1.09%(b)(f)    1.37%(b)(f)   23.95%       10.33%       711,111             N/A
 GROWTH EQUITY FUND
A SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.31%)(b)    1.33%(b)       1.88%(b)       8.64%(b)     8.29%        11,603          0.0564
  May 2, 1996 to May 31,
    1996......................       0.34%(b)     2.08%(b)(f)    6.40%(b)(f)    2.04%        7.39%         3,338          0.0617
B SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (1.08%)(b)    2.08%(b)       3.00%(b)       7.86%(b)     8.12%         4,372          0.0564
  May 6, 1996 to May 31,
    1996......................      (0.40%)(b)    2.92%(b)(f)    7.44%(b)(f)    3.16%        7.39%           703          0.0617
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.26%)(b)    1.33%(b)       1.83%(b)       8.61%(b)     8.12%       818,642          0.0564
  November 1, 1995 to May 31,
    1996......................       0.01%(b)     1.35%(b)(f)    1.85%(b)(f)   15.83%        7.39%       735,728          0.0617
  November 11, 1994 to October
    31, 1995..................      (0.11%)(b)    1.38%(b)(f)    1.92%(b)(f)   21.10%        8.90%       564,004             N/A
 LARGE COMPANY GROWTH FUND
I SHARES
  June 1, 1996 to November 30,
    1996(a)...................      (0.28%)(b)    0.99%(b)       1.09%(b)      17.79%(b)     7.88%       100,209          0.0560
  November 1, 1995 to May 31,
    1996......................      (0.30%)(b)    1.00%(b)       1.13%(b)      15.40%       16.93%        82,114          0.0616
  November 11, 1994 to October
    31, 1995..................      (0.23%)(b)    1.00%(b)       1.20%(b)      27.51%       31.60%        63,567             N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONCLUDED)

                                          BEGINNING      NET        NET REALIZED    DIVIDENDS    DISTRIBUTIONS    ENDING
                                          NET ASSET   INVESTMENT   AND UNREALIZED    FROM NET      FROM NET      NET ASSET
                                          VALUE PER     INCOME     GAIN (LOSS) ON   INVESTMENT    INVESTMENT     VALUE PER
                                            SHARE       (LOSS)      INVESTMENTS       INCOME         GAINS         SHARE
                                          ---------   ----------   --------------   ----------   -------------   ---------
 SMALL COMPANY STOCK FUND
A SHARES
June 1, 1996 to November 30, 1996(a)....   $14.02       $(0.03)        $(0.05)             -              -       $13.94
June 1, 1995 to May 31, 1996............    10.64         0.01           3.93         $(0.03)       $ (0.53)       14.02
June 1, 1994 to May 31, 1995............     9.84         0.12           0.87          (0.11)         (0.08)       10.64
December 31, 1993 to May 31, 1994.......    10.00         0.07          (0.15)         (0.08)             -         9.84
B SHARES
June 1, 1996 to November 30, 1996(a)....    13.83        (0.07)         (0.07)             -              -        13.69
June 1, 1995 to May 31, 1996............    10.56        (0.08)          3.90          (0.02)         (0.53)       13.83
June 1, 1994 to May 31, 1995............     9.82         0.07           0.84          (0.09)         (0.08)       10.56
December 31, 1993 to May 31, 1994.......    10.00         0.06          (0.17)         (0.07)             -         9.82
I SHARES
June 1, 1996 to November 30, 1996(a)....    13.96        (0.03)         (0.05)             -              -        13.88
June 1, 1995 to May 31, 1996............    10.59         0.01           3.93          (0.03)         (0.54)       13.96
June 1, 1994 to May 31, 1995............     9.80         0.12           0.87          (0.12)         (0.08)       10.59
December 31, 1993 to May 31, 1994.......    10.00         0.08          (0.20)         (0.08)             -         9.80
 SMALL COMPANY GROWTH FUND
I SHARES
June 1, 1996 to November 30, 1996(a)....    33.00        (0.11)          0.01              -              -        32.90
November 1, 1995 to May 31, 1996........    29.99        (0.07)          5.94              -          (2.86)       33.00
November 11, 1994 to October 31, 1995...    21.88        (0.11)          8.22              -              -        29.99
 SMALL CAP OPPORTUNITY FUND
A SHARES
October 9, 1996 to November 30,
 1996(a)................................    17.39            -           0.41              -              -        17.80
B SHARES
November 8, 1996 to November 30,
 1996(a)................................    17.41            -           0.38              -              -        17.79
I SHARES
August 15, 1996 to November 30,
 1996(a)................................    16.26            -           1.55              -              -        17.81
 CONTRARIAN STOCK FUND
A SHARES
June 1, 1996 to November 30, 1996(a)....    10.82         0.04          (0.37)         (0.03)             -        10.46
June 1, 1995 to May 31, 1996............    10.90         0.09           1.02          (0.10)         (1.09)       10.82
June 1, 1994 to May 31, 1995............     9.71         0.11           1.19          (0.11)        (0.003)       10.90
December 31, 1993 to May 31, 1994.......    10.00         0.06          (0.28)         (0.07)             -         9.71
B SHARES
June 1, 1996 to November 30, 1996(a)....    10.70            -          (0.36)         (0.01)             -        10.33
June 1, 1995 to May 31, 1996............    10.84         0.01           1.00          (0.06)         (1.09)       10.70
June 1, 1994 to May 31, 1995............     9.69         0.07           1.16          (0.08)        (0.003)       10.84
December 31, 1993 to May 31, 1994.......    10.00         0.05          (0.30)         (0.06)             -         9.69
I SHARES
June 1, 1996 to November 30, 1996(a)....    10.82         0.06          (0.39)         (0.03)             -        10.46
June 1, 1995 to May 31, 1996............    10.90         0.10           1.01          (0.10)         (1.09)       10.82
June 1, 1994 to May 31, 1995............     9.71         0.11           1.19          (0.11)        (0.003)       10.90
December 31, 1993 to May 31, 1994.......    10.00         0.07          (0.29)         (0.07)             -         9.71
 INTERNATIONAL FUND
A SHARES
June 1, 1996 to November 30, 1996(a)....    19.82         0.01           0.33              -              -        20.16
November 1, 1995 to May 31, 1996........    17.97         0.35           1.83          (0.33)             -        19.82
April 12, 1995 to October 31, 1995......    16.50         0.01           1.46              -              -        17.97
B SHARES
June 1, 1996 to November 30, 1996(a)....    19.71        (0.05)          0.31              -              -        19.97
November 1, 1995 to May 31, 1996........    17.91         0.25           1.83          (0.28)             -        19.71
May 12, 1995 to October 31, 1995........    16.50         0.01           1.40              -              -        17.91
I SHARES
June 1, 1996 to November 30, 1996(a)....    19.84         0.01           0.33              -              -        20.18
November 1, 1995 to May 31, 1996........    17.99         0.14           2.04          (0.33)             -        19.84
November 11, 1994 to October 31, 1995...    17.28         0.09           0.62              -              -        17.99

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        SELECTED DATA FOR A SHARE OUTSTANDING DURING EACH PERIOD

                                            RATIO TO AVERAGE
                                               NET ASSETS
                              ---------------------------------------------                PORTFOLIO   NET ASSETS AT     AVERAGE
                               NET INVESTMENT        NET          GROSS         TOTAL      TURNOVER    END OF PERIOD    COMMISSION
                               INCOME (LOSS)      EXPENSES     EXPENSES(C)     RETURN*       RATE     (000'S OMITTED)    RATE(D)
                              ----------------   -----------   ------------   ----------   --------   ---------------   ----------
 SMALL COMPANY STOCK FUND

A SHARES
June 1, 1996 to November 30,
1996(a).......................     (0.45%)(b)    1.19%(b)       1.71%(b)      (1.13%)(b)    97.01%       $  6,174        $0.0848
June 1, 1995 to May 31,
1996..........................      0.03%        1.21%          1.87%         38.22%       134.53%          5,426         0.0555
June 1, 1994 to May 31,
1995..........................      1.14%        0.53%          2.32%         10.19%        68.09%          1,540            N/A
December 31, 1993 to May 31,
1994..........................      1.95%(b)     0.22%(b)      10.66%(b)      (1.98%)(b)    14.98%            265            N/A
B SHARES
June 1, 1996 to November 30,
1996(a).......................     (1.20%)(b)    1.94%(b)       2.83%(b)      (2.00%)(b)    97.01%          4,243         0.0848
June 1, 1995 to May 31,
1996..........................     (0.74%)       1.96%          2.96%         37.32%       134.53%          4,125         0.0555
June 1, 1994 to May 31,
1995..........................      0.38%        1.27%          3.56%          9.31%        68.09%            963            N/A
December 31, 1993 to May 31,
1994..........................      1.27%(b)     0.98%(b)      20.87%(b)      (2.77%)(b)    14.98%            195            N/A
I SHARES
June 1, 1996 to November 30,
1996(a).......................     (0.45%)(b)    1.19%(b)       1.55%(b)      (1.13%)(b)    97.01%        148,297         0.0848
June 1, 1995 to May 31,
1996..........................      0.05%        1.21%          1.60%         38.30%       134.53%        125,986         0.0555
June 1, 1994 to May 31,
1995..........................      1.14%        0.52%          1.82%         10.13%        68.09%         54,240            N/A
December 31, 1993 to May 31,
1994..........................      2.03%(b)     0.20%(b)       4.33%(b)      (2.93%)(b)    14.98%          9,251            N/A
 SMALL COMPANY GROWTH FUND

I SHARES
June 1, 1996 to November 30,
1996(a).......................     (0.70%)(b)    1.24%(b)       1.28%(b)      (0.60%)(b)    64.90%        383,792         0.0553
November 1, 1995 to May 31,
1996..........................     (0.41%)(b)    1.25%(b)       1.29%(b)      21.43%        62.06%        378,546         0.0583
November 11, 1994 to October
31, 1995......................     (0.47%)(b)    1.25%(b)       1.35%(b)      37.07%       106.55%        278,058            N/A
 SMALL CAP OPPORTUNITY FUND

A SHARES
October 9, 1996 to November
30, 1996(a)...................     (0.40%)(f)    0.40%(b)(f)   (1.23%)(b)(f)  (0.22%)(b)     0.00%             65            N/A
B SHARES
November 8, 1996 to November
30, 1996(a)...................     (1.23%)(f)    1.23%(b)(f)    2.30%(b)(f)    0.00%         0.00%             28            N/A
I SHARES
August 15, 1996 to November
30, 1996(a)...................     (0.41%)(f)    0.41%(b)(f)    1.43%(b)(f)   (0.11%)(b)     0.00%         20,492            N/A
 CONTRARIAN STOCK FUND

A SHARES
June 1, 1996 to November 30,
1996(a).......................      0.87%(b)     1.19%(b)       1.57%(b)      (5.88%)(b)     5.09%            377         0.0454
June 1, 1995 to May 31,
1996..........................      0.86%        1.21%          2.26%         10.91%        28.21%            908         0.0467
June 1, 1994 to May 31,
1995..........................      1.05%        1.01%          2.96%         13.52%        30.32%            572            N/A
December 31, 1993 to May 31,
1994..........................     (1.77%)(b)    0.61%(b)       7.22%(b)      (5.35%)(b)     2.67%            144            N/A
B SHARES
June 1, 1996 to November 30,
1996(a).......................      0.16%(b)     1.93%(b)       3.34%(b)      (6.52%)(b)     5.09%            483         0.0454
June 1, 1995 to May 31,
1996..........................      0.11%        1.96%          3.46%         10.02%        28.21%            600         0.0467
June 1, 1994 to May 31,
1995..........................      0.35%        1.78%          4.92%         12.78%        30.32%            463            N/A
December 31, 1993 to May 31,
1994..........................      1.14%(b)     1.28%(b)       9.09%(b)      (6.05%)(b)     2.67%             75            N/A
I SHARES
June 1, 1996 to November 30,
1996(a).......................      0.89%(b)     1.19%(b)       1.58%(b)      (5.88%)(b)     5.09%         16,150         0.0454
June 1, 1995 to May 31,
1996..........................      0.87%        1.20%          1.45%         10.90%        28.21%         36,020         0.0467
June 1, 1994 to May 31,
1995..........................      0.91%        1.12%          1.57%         13.52%        30.32%         45,832            N/A
December 31, 1993 to May 31,
1994..........................      1.82%(b)     0.62%(b)       3.52%(b)      (5.35%)(b)     2.67%          4,548            N/A
 INTERNATIONAL FUND

A SHARES
June 1, 1996 to November 30,
1996(a).......................      0.24%(b)     0.68%(b)(f)    0.78%(b)(f)    3.43%(b)      2.45%          1,385            N/A
November 1, 1995 to May 31,
1996..........................      0.92%(b)     1.50%(b)(f)    2.51%(b)(f)   12.31%           N/A          1,080            N/A
April 12, 1995 to October 31,
1995..........................      0.26%(b)     1.32%(b)(f)   20.95%(b)(f)    8.91%           N/A            216            N/A
B SHARES
June 1, 1996 to November 30,
1996(a).......................     (0.49%)(b)    1.42%(b)(f)    1.78%(b)(f)    2.63%(b)      2.45%          1,239            N/A
November 1, 1995 to May 31,
1996..........................     (0.02%)(b)    2.25%(b)(f)    3.11%(b)(f)   11.79%           N/A            995            N/A
May 12, 1995 to October 31,
1995..........................      0.17%(b)     1.27%(b)(f)   14.57%(b)(f)    8.55%           N/A            395            N/A
I SHARES
June 1, 1996 to November 30,
1996(a).......................      0.23%(b)     0.68%(b)(f)    0.68%(b)(f)    3.43%(b)      2.45%        176,601            N/A
November 1, 1995 to May 31,
1996..........................      0.60%(b)     1.50%(b)(f)    1.52%(b)(f)   12.31%           N/A        143,643            N/A
November 11, 1994 to October
31, 1995......................      0.54%(b)     1.50%(b)(f)    1.66%(b)(f)    4.11%           N/A         91,401            N/A

                                                                    [LOGO]

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL HIGHLIGHTS

*  Total return calculations do not include any sales charges.

(a) Unaudited.

(b) Annualized.

(c) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements and in the case of the
    Blended   Funds  and  International   Fund,  the  absence   of  waivers  and
    reimbursements from the  Blended Portfolios  of Core  Trust (Delaware).  See
    note 1 of notes to financial statements.

(d) Amount represents the average commission per share paid to brokers on the purchase or sale of portfolio securities.

(e) Adjusted for stock split. See note 1 of notes to financial statements.

(f) Includes expenses allocated from Index Portfolio, Small Company Portfolio, International Portfolio, and International Portfolio II of Core Trust (Delaware) and Schroder U.S. Companies Portfolio of Schroder Capital Funds:

                                             FOR PERIOD ENDED NOVEMBER 30, 1996             FOR PERIOD ENDED MAY 31, 1996
                                          -----------------------------------------  -------------------------------------------
                                                   DIVERSIFIED EQUITY FUND                     DIVERSIFIED EQUITY FUND
                                          -----------------------------------------  -------------------------------------------
                                             A SHARES       B SHARES     I SHARES       A SHARES        B SHARES      I SHARES
                                          ---------------  -----------  -----------  ---------------  -------------  -----------
Gross Expenses allocated from Index
  Portfolio, Small Company Portfolio,
  and International Portfolio II of Core
  Trust (Delaware) ("Blended
  Portfolios")..........................         0.30%          0.25%        0.28%          1.92%           2.19%         0.28%
Waivers allocated from the Blended
  Portfolios............................         0.23%          0.11%        0.20%          1.30%           1.49%         0.19%
                                               -------     -----------  -----------        ------          ------    -----------
Net expenses allocated from the Blended
  Portolios.............................         0.07%          0.14%        0.08%          0.62%           0.70%         0.09%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------
Fund fee waivers........................         0.10%          0.21%        0.04%          1.24%           1.09%         0.05%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------


                                                     GROWTH EQUITY FUND                          GROWTH EQUITY FUND
                                          -----------------------------------------  -------------------------------------------
                                             A SHARES       B SHARES     I SHARES       A SHARES        B SHARES      I SHARES
                                          ---------------  -----------  -----------  ---------------  -------------  -----------
Gross Expenses allocated from Index
  Portfolio, Small Company Portfolio,
  and International Portfolio II of Core
  Trust (Delaware) ("Blended
  Portfolios")..........................         0.54%          0.50%        0.56%          3.82%           4.36%         0.57%
Waivers allocated from the Blended
  Portfolios............................         0.44%          0.41%        0.46%          2.99%           3.42%         0.44%
                                               -------     -----------  -----------        ------          ------    -----------
Net expenses allocated from the Blended
  Portolios.............................         0.10%          0.09%        0.10%          0.83%           0.94%         0.13%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------
Fund fee waivers........................         0.10%          0.51%        0.05%          1.33%           1.11%         0.06%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------

                                                            MODERATE      GROWTH                                       GROWTH
                                           CONSERVATIVE     BALANCED     BALANCED     CONSERVATIVE      MODERATE      BALANCED
                                          BALANCED FUND I    FUND I       FUND I     BALANCED FUND I  BALANCED FUND    FUND I
                                              SHARES         SHARES       SHARES         SHARES         I SHARES       SHARES
                                          ---------------  -----------  -----------  ---------------  -------------  -----------
Gross Expenses allocated from Index
  Portfolio, Small Company Portfolio,
  and International Portfolio II of Core
  Trust (Delaware) ("Blended
  Portfolios")..........................         0.08%          0.12%        0.19%          0.08%           0.12%         0.19%
Waivers allocated from the Blended
  Portfolios............................         0.06%          0.09%        0.14%          0.05%           0.08%         0.13%
                                               -------     -----------  -----------        ------          ------    -----------
Net expenses allocated from the Blended
  Portolios.............................         0.02%          0.03%        0.05%          0.03%           0.04%         0.06%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------
Fund fee waivers........................         0.09%          0.05%        0.05%          0.09%           0.06%         0.06%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------

                                                     INTERNATIONAL FUND                          INTERNATIONAL FUND
                                          -----------------------------------------  -------------------------------------------
                                             A SHARES       B SHARES     I SHARES       A SHARES        B SHARES      I SHARES
                                          ---------------  -----------  -----------  ---------------  -------------  -----------
Gross Expenses allocated from
  International Portfolio...............         0.78%          0.78%        0.78%          0.82%           0.82%         0.82%
Waivers allocated from International
  Porfolio..............................         0.04%          0.04%        0.04%          0.02%           0.02%         0.02%
                                               -------     -----------  -----------        ------          ------    -----------
Net expenses allocated from
  International Portfolio...............         0.74%          0.74%        0.74%          0.80%           0.80%         0.80%
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------
Fund fee waivers........................         0.11%          0.36%        0.00%          0.99%           0.84%             -
                                               -------     -----------  -----------        ------          ------    -----------
                                               -------     -----------  -----------        ------          ------    -----------

                                                SMALL CAP OPPORTUNITIES FUND
                                          -----------------------------------------
                                             A SHARES       B SHARES     I SHARES
                                          ---------------  -----------  -----------
Gross Expenses allocated from U.S.
  Smaller Companies.....................         1.15%          1.15%        1.15%
Waivers allocated from U.S. Smaller
  Companies.............................         0.29%          0.29%        0.29%
                                               -------     -----------  -----------
Net expenses allocated from U.S. Smaller
  Companies.............................         0.86%          0.86%        0.86%
                                               -------     -----------  -----------
                                               -------     -----------  -----------
Fund fee waivers........................         0.56%          1.07%        1.02%
                                               -------     -----------  -----------
                                               -------     -----------  -----------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (UNAUDITED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE

-----------------------------------------------------------------
                        STABLE INCOME FUND
----------------------------------------------------
ASSET BACKED SECURITIES (23.6%)
   1,990,094  AFC Home Equity Loan Trust Series
                1995-2 A1, 7.157% variable rate,
                due 7/25/26                         $    2,008,248
     183,461  BW Trust Series 1989-1 A, 9.10%, due
                9/15/04                                    185,151
     246,774  General Motors Acceptance
                Corporation Grantor Trust, Series
                1992-F A, 4.50%, due 9/15/97               246,567
     472,303  General Motors Acceptance
                Corporation Grantor Trust, Series
                1993-B A, 4.00%, due 9/15/98               471,401
   2,000,000  GMAC Commercial Mortgage Securities,
                Inc., Series 1996-C1 A1, 5.912%
                variable rate, due 10/15/28              2,000,000
      62,944  Green Tree Financial Corporation,
                Series 1993-3 A2, 4.90%, due
                10/15/18                                    63,023
   2,000,000  Green Tree Financial Corporation,
                Series 1993-3 A3, 5.20%, due
                10/15/18                                 1,990,840
   1,340,000  Green Tree Financial Corporation,
                Series 1993-4 A3, 6.25%, due
                1/15/19                                  1,349,313
   1,500,000  Merrill Lynch CBO Series 1996 P1,
                6.105% variable rate, due
                7/7/06(d)                                1,502,654
   1,874,448  Merrill Lynch Mortgage Investors,
                Inc., Series 1987-C A, 10.1%, due
                12/15/07                                 1,986,726
     125,060  Small Business Administration,
                Adjustable Rate Pool 500025,
                8.125%, due 12/25/10                       130,688
      71,140  Small Business Administration,
                Adjustable Rate Pool 500276,
                10.125%, due 5/25/07                        77,631
     244,307  Small Business Administration,
                Adjustable Rate Pool 500299,
                10.125%, due 6/25/07                       266,600
     755,076  Small Business Administration,
                Adjustable Rate Pool 500392,
                8.125%, due 11/25/12                       794,718

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

     107,214  Small Business Administration,
                Adjustable Rate Pool 500569,
                10.125%, due 6/25/08                $      115,255
     737,967  Small Business Administration,
                Adjustable Rate Pool 500957,
                8.50%, due 7/25/14                         801,617
      55,696  Small Business Administration,
                Adjustable Rate Pool 501013,
                9.125%, due 6/25/98                         55,975
     723,753  Small Business Administration,
                Adjustable Rate Pool 501224,
                7.00%, due 6/25/15                         750,894
     123,117  Small Business Administration,
                Adjustable Rate Pool 501828,
                8.875%, due 9/25/98                        124,041
     106,189  Small Business Administration,
                Adjustable Rate Pool 501973,
                9.875%, due 12/25/01                       110,569
     399,575  Small Business Administration,
                Adjustable Rate Pool 502083,
                8.125%, due 11/25/04                       409,564
     307,371  Small Business Administration,
                Adjustable Rate Pool 502241,
                8.125%, due 4/25/03                        313,135
     584,805  Small Business Administration,
                Adjustable Rate Pool 502394,
                9.875%, due 6/25/13                        655,712
   1,383,056  Small Business Administration,
                Adjustable Rate Pool 502462,
                9.475%, due 11/25/07                     1,497,158
   1,226,760  Small Business Administration,
                Adjustable Rate Pool 502501,
                9.475%, due 4/25/03                      1,281,964
     546,976  Small Business Administration,
                Adjustable Rate Pool 502568,
                9.475%, due 9/25/03                        572,273
     510,818  Small Business Administration,
                Adjustable Rate Pool 502583,
                9.475%, due 9/25/03                        534,443
   1,203,343  Structured Asset Securities
                Corporation, Series 1992-M1 A1,
                7.05%, due 11/25/07                      1,228,391
     895,277  Structured Asset Securities
                Corporation, Series 1996-CFL A2A,
                7.75%, due 2/25/28                         906,199

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

   1,994,026  Structured Asset Securities
                Corporation, Series 1996-C1 A,
                5.88% variable rate, 10/25/10(d)    $    1,988,026
   1,411,326  Union Federal Savings Bank Trust,
                Series 1993-A A, 4.525%, due
                5/15/99                                  1,404,029
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $25,963,408)
                                                        25,822,805
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (33.2%)
   1,750,000  Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98(b)             1,718,649
     827,412  Federal Home Loan Mortgage
                Corporation, Series 1096-D, 7.00%,
                due 6/15/20                                832,426
   1,187,782  Federal Home Loan Mortgage
                Corporation, Series 1606-Z, 5.75%,
                due 1/15/08                              1,156,354
   3,000,000  Federal Home Loan Mortgage
                Corporation, Series 1625, 5.50%,
                due 7/15/04                              2,987,190
      63,971  Federal Home Loan Mortgage
                Corporation, Series G8-SB, 9.60%
                variable rate, due 3/23/23                  57,708
   3,575,332  Federal National Mortgage
                Association Swap Trust, Series
                1994-1 A1, 5.891% variable rate,
                due 10/1/04                              3,575,546
     198,447  Federal National Mortgage
                Association, Series 1993-39 FA,
                6.80625% variable rate, due
                4/25/23                                    200,615
   1,077,306  Maryland National Bank Mortgage
                Pass-thru Certificates, Series
                1990-1 A, 9.50%, due 6/15/19             1,080,019
   1,417,189  Merrill Lynch Credit Corporation
                Mortgage Investors, Inc., Series
                1994-B Class A1, 5.775% variable
                rate, due 12/15/19                       1,420,741
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     401,748  Residential Funding Mortgage
                Security, Adjustable Rate
                Mortgage, Series 1991-21 BA,
                7.512%, due 8/25/21                 $      405,324
     522,162  Resolution Trust Corporation, Series
                1991-6 E, 11.60972% variable rate,
                due 5/25/24                                562,189
   1,341,591  Resolution Trust Corporation, Series
                1991-14 A1, 7.473% variable rate,
                due 1/25/22                              1,357,757
     798,719  Resolution Trust Corporation, Series
                1991-M6 A3, 7.36% variable rate,
                due 6/25/21                                799,550
   1,007,611  Resolution Trust Corporation, Series
                1992-4 A2, 7.52% variable rate,
                due 7/25/28                              1,031,718
   3,545,201  Resolution Trust Corporation, Series
                1992-7 A2D, 8.35%, due 6/25/29           3,591,335
   1,345,016  Resolution Trust Corporation, Series
                1992-9 Class B4, 7.40% variable
                rate, due 4/25/27                        1,358,308
   1,120,630  Resolution Trust Corporation, Series
                1992-18P A4, 6.387% variable rate,
                due 4/25/28(d)                           1,119,256
   3,378,725  Resolution Trust Corporation, Series
                1992-C2 A2, 6.4375% variable rate
                due 10/25/21                             3,407,312
   1,860,692  Resolution Trust Corporation, Series
                1992-C3 A3, 6.5875% variable rate
                due 8/25/23                              1,865,397
     559,829  Resolution Trust Corporation, Series
                1992-CHF A2, 6.4675% variable rate
                due 12/25/20                               560,105
   1,556,120  Resolution Trust Corporation, Series
                1992-M3 A4, 7.20% variable rate,
                7/25/30                                  1,574,294
   2,455,473  Resolution Trust Corporation, Series
                1993-3 A2B, 7.25%, due 10/25/23          2,462,150
   1,912,430  Resolution Trust Corporation, Series
                1995-1 A3, 7.261% variable rate,
                due 10/25/28                             1,958,243

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   1,275,000  Resolution Trust Corporation, Series
                1995-2 A1B, 7.15%, due 5/25/29      $    1,286,785
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $36,271,676)                                          36,368,971
                                                    --------------
CORPORATE BONDS & NOTES (5.7%)
     900,000  American General Corporation, 9.75%,
                due 10/15/97                               930,541
     850,000  Chrysler Financial Corporation,
                6.26%, due 7/20/98                         856,051
     750,000  Conrail, 5.71%, due 3/24/97                  750,606
   1,000,000  Lehman Brothers Holdings, 8.875%,
                due 11/1/98                              1,048,946
   1,000,000  Transamerica Financial, 6.36%, due
                6/26/00                                  1,004,550
   1,600,000  USAA Capital, 4.76%, due 1/28/97           1,598,784
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $6,179,611)
                                                         6,189,478
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (8.8%)
   1,000,000  Federal Home Loan Bank, 5.61%
                variable rate, due 3/28/97               1,000,208
     350,000  Federal Home Loan Bank, 5.78%
                variable rate, due 12/23/97                349,787
   2,000,000  Federal Home Loan Bank, 4.50%
                variable rate, due 3/2/98                1,966,928
   1,000,000  Federal Home Loan Bank, 4.95%
                variable rate, due 3/4/98                  988,098
   1,790,000  Federal Home Loan Bank, Series RR98,
                4.71% variable rate, due 3/16/98         1,757,936
     950,000  Federal Home Loan Bank, Series AP98,
                4.90% variable rate, due 4/27/98           944,417
     400,000  Federal Home Loan Bank, 3.829%
                variable rate, due 7/15/98                 385,906
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

   1,000,000  Federal Home Loan Mortgage
                Corporation, Structured Note,
                4.65% variable rate, due 3/11/98    $      986,602
   1,300,000  Federal National Mortgage
                Association, 4.91% variable rate,
                due 3/10/98                              1,280,401
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $9,618,529)                                            9,660,283
                                                    --------------
MORTGAGE BACKED SECURITIES (5.4%)
   1,452,493  Federal Home Loan Mortgage
                Corporation Adjustable Rate
                Mortgage Pool 410220, 7.271%, due
                10/1/25                                  1,492,436
   1,997,061  Federal National Mortgage
                Association Adjustable Rate
                Mortgage Pool 155506, 6.847%, due
                4/1/22                                   2,060,775
   2,292,069  Federal National Mortgage
                Association Adjustable Rate
                Mortgage Pool 321051, 7.709%, due
                8/1/25                                   2,372,684
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,836,400)
                                                         5,925,895
                                                    --------------
MUNICIPAL BONDS (2.0%)
     745,000  LA County California Taxable Pension
                Obligation Bonds, Series D, MBIA
                County Guaranteed, 6.02%, due
                6/30/97                                    748,278
   1,000,000  Utah State School District Financial
                Corporation Revenue Bonds, 6.90%,
                due 2/15/10, Putable 8/17/98 at
                100                                      1,012,836
     480,000  York County, PA, Tax-Exempt Economic
                Development Revenue Bonds, 5.45%,
                due 12/30/98                               472,201
                                                    --------------

TOTAL MUNICIPAL BONDS (COST $2,250,015)                  2,233,315
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  STABLE INCOME FUND (continued)
----------------------------------------------------
RECEIVABLES BACKED SECURITIES (8.1%)
   2,500,000  Choice Credit Card Master Trust,
                Series 1992-2 B, 7.20%, due
                4/15/99                             $    2,544,350
     461,735  Daimler-Benz Auto Grantor Trust,
                Series 1993-A A, 3.90%, due
                10/15/98                                   460,793
   1,000,000  First Merchants Auto Receivables
                Corporation, Series 1996-A, A2,
                6.70%. due 7/17/00(d)                    1,008,662
   1,133,059  First Merchants Grantor Trust,
                Series 1996-2 A, 6.85%, due
                11/15/01(d)                              1,140,416
     870,000  Nationsbank Credit Card Master
                Trust, Series 1993-1 A, 4.75%
                variable rate, due 9/15/98                 870,887
   2,000,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99       2,109,480
     801,032  World Omni Automobile Lease
                Securitization Trust, Series
                1994-B A, 7.95%, due 1/25/01               813,280
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $8,887,630)                                            8,947,868
                                                    --------------
REPURCHASE AGREEMENTS (2.6%)
   2,850,134  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                2,851,476 (cost $2,850,134)(c)           2,850,134
                                                    --------------
U.S. TREASURY OBLIGATIONS (10.6%)
  11,000,000  U.S. Treasury Notes, 8.00%, due
                8/15/99 (cost $11,584,440)(b)           11,632,500
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $109,441,843)
                                                      $109,631,249
                                                    --------------
                                                    --------------
----------------------------------------------------
               INTERMEDIATE GOVERNMENT INCOME FUND
----------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
   4,782,450  Agricultural Mortgage Backed
                Securities, Series BA-1001 1,
                6.921%, due 1/25/03                 $    4,855,000

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
         INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

   3,325,000  Agricultural Mortgage Backed
                Securities, Series CS-1001 1,
                7.186%, due 7/25/01                 $    3,418,675
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $8,230,022)                                            8,273,675
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (7.5%)
   5,000,000  Federal Home Loan Bank, 7.59%, due
                3/10/05                                  5,420,150
   9,000,000  Federal Home Loan Bank, 6.41%, due
                10/11/05                                 9,083,610
   4,000,000  Federal Home Loan Mortgage
                Corporation, 8.065%, due 1/27/05         4,444,200
   9,600,000  Federal Home Loan Mortgage
                Corporation, 7.528%, due 9/25/06,       10,044,192
   2,000,000  Tennessee Valley Authority, Series
                D, 8.375%, due 10/1/99                   2,135,000
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $31,219,671)                                          31,127,152
                                                    --------------
MORTGAGE BACKED SECURITIES (17.7%)
   9,425,794  Federal Home Loan Mortgage
                Corporation, Gold Pool G10446,
                6.50%, due 2/1/11                        9,369,333
   9,830,214  Federal Home Loan Mortgage
                Corporation, Pool L80205, 7.00%,
                due 6/1/03                               9,958,990
   2,500,000  Federal National Mortgage
                Association, Pool 160159, 7.52%,
                due 7/1/99                               2,569,313
  12,814,630  Federal National Mortgage
                Association, Pool 160337, 7.03%,
                due 7/1/97                              13,082,840
   9,731,226  Federal National Mortgage
                Association, Pool 250586, 7.00%,
                due 5/1/03                               9,843,427
  10,006,599  Federal National Mortgage
                Association, Pool 303790, 6.00%,
                due 3/1/03                               9,854,298
   9,269,158  Federal National Mortgage
                Association, Pool 303851, 7.00%,
                due 4/1/11                               9,346,834

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
         INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (continued)
   9,513,359  Federal National Mortgage
                Association, Pool 303857, 6.50%,
                due 4/1/11                          $    9,445,435
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST
  $73,065,674)                                          73,470,470
                                                    --------------
U.S. TREASURY OBLIGATIONS (72.7%)
  14,000,000  U.S. Treasury Bonds, 11.75%, due
                2/15/01                                 17,105,620
  22,000,000  U.S. Treasury Notes, 9.125%, due
                5/15/99                                 23,726,780
  10,000,000  U.S. Treasury Notes, 6.875%, due
                8/31/99                                 10,301,200
  10,000,000  U.S. Treasury Notes, 5.875%, due
                11/15/99(b)                             10,049,100
  10,000,000  U.S. Treasury Notes, 7.75%, due
                11/30/99                                10,554,100
  22,500,000  U.S. Treasury Notes, 8.50%, due
                2/15/00                                 24,317,325
   4,500,000  U.S. Treasury Notes, 6.875%, due
                3/31/00(b)                               4,655,070
  38,000,000  U.S. Treasury Notes, 6.625%, due
                6/30/01(b)                              39,211,060
  20,000,000  U.S. Treasury Notes, 5.875%, due
                2/15/04(b)                              19,899,200
  32,000,000  U.S. Treasury Notes, 7.25%, due
                5/15/04(b)                              34,433,600
  38,000,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                 40,914,600
  20,000,000  U.S. Treasury Notes, 6.50%, due
                5/15/05(b)                              20,614,200
  10,000,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                 10,306,500
   1,000,000  U.S. Treasury Notes, 5.875%, due
                11/15/05(b)                                988,680
  32,000,000  U.S. Treasury Notes, 7.00%, due
                7/15/06(b)                              34,117,120
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST
  $296,261,727)                                        301,194,155
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
         INTERMEDIATE GOVERNMENT INCOME FUND (continued)
----------------------------------------------------
SHORT-TERM HOLDINGS (0.1%)
     530,486  Dreyfus Treasury Cash Management A
                Series Fund                         $      530,486
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $409,307,580)
                                                      $414,595,938
                                                    --------------
                                                    --------------
----------------------------------------------------
                      DIVERSIFIED BOND FUND
----------------------------------------------------

 MANAGED FIXED INCOME INVESTMENT STYLE (33.3%)
ASSET BACKED SECURITIES (1.7%)
   1,100,000  Green Tree Financial Corporation,
                Series 1994-1 A4, 7.20%, due
                4/15/19                             $    1,129,810
   1,100,000  Green Tree Home Improvement Loan
                Trust, Series 1995-F A4, 6.15%,
                due 1/15/21                              1,099,780
     859,531  Structured Asset Securities
                Corporation, 7.05%, due 11/25/07           877,422
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $3,045,026)
                                                         3,107,012
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.1%)
   1,334,799  CMC Securities Corporation II,
                Series 1993-2I A2, 7.13464%, due
                9/25/23                                  1,350,468
     397,158  Federal Home Loan Mortgage
                Corporation, Series 1096 D, 7.00%,
                due 6/15/20                                396,661
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1338 H, 6.50%,
                due 7/15/06                                916,029
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1992 1374 B,
                7.00%, due 6/15/15                         903,042
     447,618  Federal National Mortgage
                Association, 9.20%, due 3/25/18            483,619
     434,661  Federal National Mortgage
                Association, Series 1991-45 Z,
                8.00%, due 5/25/98                         444,197
     499,852  First Plus Home Loan Trust, Series
                1996-2 A6, 7.85%, due 8/20/13              524,424

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     686,789  L.F. Rothschild Mortgage Trust,
                Series 2-Z, 9.95%, due 8/1/17       $      760,850
   2,800,000  Residential Funding Mortgage
                Securities I, Series 1993-S15 A5,
                6.70%, due 4/25/08                       2,801,736
     837,503  Resolution Trust Corporation, Series
                1991-M5 A, 9.00%, due 3/25/17              894,947
     806,089  Resolution Trust Corporation, Series
                1992-4 A2, 7.52093% variable rate,
                due 7/25/28                                825,375
     600,000  Resolution Trust Corporation, Series
                1995-1 A2C, 7.50%, due 10/25/28            608,159
   1,000,000  Resolution Trust Corporation, Series
                1995-1 A2D, 7.50%, due 10/25/28          1,018,382
   1,000,000  Resolution Trust Corporation, Series
                1995-2 A1C, 7.45%, due 5/25/29           1,018,075
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $12,378,989)                                          12,945,964
                                                    --------------
CORPORATE BONDS & NOTES (16.9%)
     500,000  Allied-Signal, 9.875%, due 6/1/02            581,341
     900,000  Applied Materials, 7.00%, due 9/6/05         917,653
   1,000,000  Cargill, Inc., 8.35%, due 2/12/11(d)       1,099,294
     600,000  Charles Schwab Corporation, 6.25%,
                due 1/23/03                                592,640
   1,000,000  Chase Manhattan Corporation, 8.625%,
                due 5/1/02                               1,100,917
   1,000,000  Chrysler Financial Corporation,
                5.375%, due 10/15/98                       991,250
   1,000,000  Citicorp, 9.50%, due 2/1/02                1,136,571
   1,000,000  CIT Group Holdings, 6.15%, due
                12/15/02                                   997,029
     500,000  Coca Cola Bottling Company, 6.85%,
                due 11/1/07                                499,561
     625,000  Colonial Pipeline, 7.45%, due
                8/15/07(d)                                 658,930
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,000,000  Continental Bank, N.A. (a
                BankAmerica subsidiary), 11.25%,
                due 7/1/01                          $    1,077,500
     675,000  Corestates Capital Corporation,
                5.875%, due 10/15/03                       652,099
   1,000,000  Dean Witter Discover, 6.25%, due
                3/15/00                                  1,002,500
     500,000  El Paso Natural Gas, 7.75%, due
                1/15/02                                    527,486
     750,000  FBS Capital I, 8.09%, due 11/15/26           777,061
   1,000,000  Federal Express Corporation, 6.25%,
                due 4/15/98                              1,006,250
   1,000,000  First Data Corporation, 6.625% due
                4/1/03                                   1,011,942
     600,000  Fletcher Challenge Cap Can, 7.75%,
                due 6/20/06(b)                             636,919
   1,000,000  Heller Financial, 7.875%, due
                11/1/99                                  1,046,250
     625,000  International Lease Finance, 6.43%,
                due 3/1/00                                 632,537
   1,000,000  Lehman Brothers Holdings, 8.80%, due
                3/1/15                                   1,150,831
     625,000  Levi Straus, 6.80%, due 11/1/03(d)           632,088
   1,000,000  LG-Caltex Oil, 7.875%, due 7/1/06(d)       1,045,332
     500,000  MBNA Corporation, 7.49%, due 9/14/99         517,631
     600,000  May Department Stores, 9.875%, due
                6/15/00                                    669,800
     400,000  Norcen Energy Resources, 7.375%, due
                5/15/06                                    416,100
   1,000,000  Paine Webber Group, Inc., 7.00%, due
                3/1/00                                   1,016,710
     500,000  Parker Hannifin Corporation, 7.30%,
                due 5/15/11                                526,918
     800,000  Philips Electronics, 6.75, due
                8/15/03                                    806,924
     500,000  Potomac Capital Investment
                Corporation, 7.32%, due 4/14/00(d)         513,070
   1,000,000  Reinsurance Group of America, 7.25%,
                due 4/1/06(d)                            1,026,250
     500,000  Royal Carribbean Cruises, 7.125%,
                due 9/18/02                                511,399

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     700,000  Terra Nova Holdings, 10.75%, due
                7/1/05                              $      797,746
     500,000  Texas Instruments, Inc., 6.75%, due
                7/15/99                                    508,859
     600,000  Transamerica Financial, 6.41% due
                6/20/00                                    603,709
   1,000,000  Tyco International Ltd., 6.50%, due
                11/1/01                                  1,006,423
   1,000,000  Universal Corporation, 9.25%, due
                2/15/01                                  1,101,051
     750,000  Whitman Corporation, 7.50%, due
                2/1/03                                     786,536
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $29,481,488)
                                                        30,583,107
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (1.0%)
   1,800,000  Federal National Mortgage
                Association, 7.54635% inverse
                floater, due 7/23/97 (cost
                $1,692,756)(b)(g)                        1,818,130
                                                    --------------
MORTGAGE BACKED SECURITIES (2.6%)
     988,609  Federal Home Loan Mortgage
                Corporation, Adjustable Rate
                Mortgage, Pool 410425, 6.10%, due
                9/1/26                                   1,011,518
     820,486  Federal Home Loan Mortgage
                Corporation, Adjustable Rate
                Mortgage, Pool 606279, 7.094%, due
                2/1/15                                     841,754
     846,215  Federal National Mortgage
                Association, Pool 344692, 7.442%,
                due 10/1/25                                872,529
     999,459  Federal National Mortgage
                Association, Series 1989-27 Y,
                6.90%, due 6/25/19                       1,010,189
   1,000,000  Government National Mortgage
                Association, 6.50%, Series 1994-7
                PG, due 8/16/17                          1,007,030
         136  Government National Mortgage
                Association, Pool 665, 7.50%, due
                5/15/01                                        138
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

       1,682  Government National Mortgage
                Association, Pool 2218, 6.50%, due
                12/15/02                            $        1,679
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $4,613,603)
                                                         4,744,837
                                                    --------------
RECEIVABLES BACKED SECURITIES (2.2%)
   1,000,000  First Merchants Auto Receivables
                Corporation, Series 1996-A A2,
                Private Placement, 6.70%, due
                7/17/00(d)                               1,008,663
   1,000,000  Keystone/Lehman Title I Loan Trust
                1996-2, 7.45%, due 11/25/10              1,031,140
     800,000  Sears Credit Account Master Trust,
                Series 1994-1 A, 7.00%, due
                1/15/04                                    823,576
   1,000,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99       1,054,740
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $3,859,063)                                            3,918,119
                                                    --------------
REPURCHASE AGREEMENTS (1.1%)
     993,708  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $994,176(c)                                993,708
     993,708  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $994,176(c)                                993,708
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $1,987,418)
                                                         1,987,416
                                                    --------------
U.S. TREASURY OBLIGATIONS (0.7%)
   1,300,000  U.S. Treasury Notes, 6.50%, due
                8/15/05 (cost $1,332,296)                1,340,218
                                                    --------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $58,390,639)                                          60,444,803
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
 POSITIVE RETURN INVESTMENT STYLE (33.5%)
ASSET BACKED SECURITIES (1.0%)
   1,845,900  Ford Credit Auto Lease Trust, 6.35%,
                due 10/15/98 (cost $1,850,514)      $    1,855,111
                                                    --------------
CERTIFICATES OF DEPOSIT (1.1%)
   2,000,000  Deutsche Bank, 5.62%, due 1/15/97
                (cost $2,000,938)                        1,999,776
                                                    --------------
CORPORATE BONDS & NOTES (1.1%)
   2,000,000  Morgan Guaranty Trust Company, 5.58%
                variable rate, due 8/21/98 (cost
                $2,000,000)                              2,001,302
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (0.6%)
   1,000,000  Federal Farm Credit Bank, 5.40%
                variable rate, due 7/1/97 (cost
                $999,945)                                1,000,116
                                                    --------------
RECEIVABLES BACKED SECURITIES (5.5%)
   1,813,334  Bombardier Receivables Master Trust
                I Series 1994-1 A, 5.60% variable
                rate, due 3/15/99                        1,813,878
   2,700,000  Carco Auto Loan Master Trust, Series
                1993-1 A, 5.7175% variable rate,
                due 1/18/00                              2,701,242
   2,700,000  First USA Credit Card Master Trust,
                Series 1994-5 A, 5.515% variable
                rate, due 4/17/00                        2,704,725
   2,700,000  Peoples Bank Credit Card Master
                Trust, Series 1994-2 A, 5.525%
                variable rate, due 3/15/01               2,705,211
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $9,930,931)                                            9,925,056
                                                    --------------
REPURCHASE AGREEMENTS (6.4%)
   5,760,752  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $5,763,464(c)                            5,760,752

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

REPURCHASE AGREEMENTS (continued)

   5,760,752  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $5,763,464(c)                       $    5,760,752
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $11,521,504)
                                                        11,521,504
                                                    --------------
U.S. TREASURY OBLIGATIONS (17.8%)
   6,000,000  U.S. Treasury Bills, 5.16% yield,
                due 1/9/97                               5,968,896
   6,175,000  U.S. Treasury Bonds, 7.125%, due
                2/15/23                                  6,674,786
   4,000,000  U.S. Treasury Bonds, 6.25%, due
                8/15/23                                  3,886,248
   8,600,000  U.S. Treasury Bonds, 7.50%, due
                11/15/24                                 9,744,875
   6,000,000  U.S. Treasury Notes, 7.50%, due
                12/31/96                                 6,013,122
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $31,488,664)
                                                        32,287,927
                                                    --------------

TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $59,792,496)                                          60,590,792
                                                    --------------

 TOTAL RETURN BOND INVESTMENT STYLE (33.2%)
CORPORATE BONDS & NOTES (3.4%)
   1,000,000  Boston Edison Company, 5.70%, due
                3/15/97                                    998,948
   1,450,000  General Motors Acceptance
                Corporation, 7.00%, due 4/15/98          1,473,123
   1,250,000  Houston Industries, Inc., 7.25%, due
                12/1/96                                  1,250,000
     500,000  McDermott International, Inc.,
                6.50%, due 4/20/98                         500,882
     500,000  McDermott International, Inc.,
                6.50%, due 4/23/98                         500,875
   1,150,000  USX Corporation, 8.875%, due 9/15/97       1,175,666
     200,000  Virginia Electric Power, 6.35%, due
                6/8/98                                     201,601
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $6,109,165)
                                                         6,101,095
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (1.2%)
   1,000,000  Federal Home Loan Mortgage
                Corporation, 6.45%, due 6/4/99      $    1,012,612
   1,000,000  Federal National Mortgage
                Association, 5.92%, due 4/3/98           1,002,239
     200,000  Federal National Mortgage
                Association, 5.89%, due 11/13/98           200,527
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $2,199,687)                                            2,215,378
                                                    --------------
MORTGAGE BACKED SECURITIES (2.9%)
   1,214,631  Government National Mortgage
                Association, Pool 352001, 6.50%,
                due 12/15/23                             1,191,139
   1,236,777  Government National Mortgage
                Association, Pool 354665, 6.50%,
                due 10/15/23                             1,212,856
     579,880  Government National Mortgage
                Association, Pool 354692, 6.50%,
                due 11/15/23                               568,664
   1,190,856  Government National Mortgage
                Association, Pool 376400, 6.50%,
                due 2/15/24                              1,166,954
   1,198,263  Government National Mortgage
                Association, Pool 780144, 7.00%,
                due 7/15/24                              1,199,376
                                                    --------------
TOTAL MORTGAGE BACKED SECURITIES (COST $5,086,985)
                                                         5,338,989
                                                    --------------
REPURCHASE AGREEMENTS (0.6%)
     522,704  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $522,950(c)                                522,704
     522,704  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $522,950(c)                                522,704
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $1,045,408)
                                                         1,045,408
                                                    --------------
U.S. TREASURY OBLIGATIONS (25.1%)
   2,700,000  U.S. Treasury Bonds, 9.375%, due
                2/15/06                                  3,329,438

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                DIVERSIFIED BOND FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

   2,675,000  U.S. Treasury Bonds, 8.125%, due
                8/15/19                             $    3,198,297
     425,000  U.S. Treasury Bonds, 8.75%, due
                8/15/20                                    541,211
   1,675,000  U.S. Treasury Notes, 6.75%, due
                5/31/97                                  1,686,516
   2,675,000  U.S. Treasury Notes, 7.375%, due
                11/15/97                                 2,722,647
   1,900,000  U.S. Treasury Notes, 5.875%, due
                8/15/98                                  1,909,500
   3,100,000  U.S. Treasury Notes, 8.875%, due
                11/15/98                                 3,286,000
   4,325,000  U.S. Treasury Notes, 7.125%, due
                2/29/00                                  4,500,703
   3,600,000  U.S. Treasury Notes, 6.875%, due
                3/31/00                                  3,722,623
   4,000,000  U.S. Treasury Notes, 6.25%, due
                5/31/00                                  4,062,500
   5,800,000  U.S. Treasury Notes, 6.125%, due
                7/31/00                                  5,868,875
     450,000  U.S. Treasury Notes, 8.75%, due
                8/15/00                                    494,297
   3,200,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                  3,446,000
   2,400,000  U.S. Treasury Bonds, 11.625%, due
                11/15/04                                 3,239,249
   3,350,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  3,453,634
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $44,745,427)
                                                        45,461,490
                                                    --------------

TOTAL TOTAL RETURN BOND INVESTMENT STYLE (COST
  $59,186,672)                                          60,162,360
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $177,369,807)
                                                      $181,197,955
                                                    --------------
                                                    --------------
----------------------------------------------------
                           INCOME FUND
----------------------------------------------------
ASSET BACKED SECURITIES (18.9%)
  10,800,000  Discover Card Master Trust I, Series
                1996-3, 6.05%, due 8/18/08(b)       $   10,496,196

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                     INCOME FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

   4,998,518  First Plus Home Loan Trust, Series
                1996-2 A5, 7.47%, due 2/20/11       $    5,227,800
   9,775,000  GE Mortgage HELT, Series 1996-HEZ
                Class A5, 7.94%, due 6/25/14            10,300,993
   3,000,000  Greentree, Series 1996 8 A3, 6.70%,
                due 10/15/27                             3,049,440
   5,000,000  Greentree, Series 1996 8 A4, 7.00%,
                due 10/15/27                             5,138,050
   5,000,000  IMC Home Equity Laon, Series 1996 4
                A3, 6.81%, due 7/25/11                   5,049,400
   9,437,899  Olympic Automobile Receivables
                Trust, Series 1996 A CTFS, 5.90%,
                due 11/15/03                             9,478,671
   5,250,000  Spiegel Charge Account Trust, Series
                1992 2 A, 6.95%, due 12/15/01            5,281,448
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $52,505,456)
                                                        54,021,998
                                                    --------------
CORPORATE BONDS & NOTES (15.7%)
   6,000,000  AMBAC, Inc., 9.375%, due 8/1/11            7,477,500
   5,000,000  Atlantic Richfield Company, 9.875%,
                due 3/1/16                               6,500,000
   3,000,000  Bayerische Landesbank, New York,
                6.20%, due 2/9/06                        2,947,500
   3,000,000  BHP Finance (USA) Inc., 6.69%, due
                3/1/06(b)                                3,018,750
   5,000,000  Boeing Company, 8.75%, due 8/15/21         6,075,000
   3,000,000  Ford Motor Company, 9.50%, due
                9/15/11                                  3,720,000
   6,000,000  General Electric Capital
                Corporation, 8.70%, due 2/15/03          6,802,500
   3,000,000  GTE California, Inc., 6.75%, due
                3/15/04(b)                               3,063,750
   5,000,000  Swiss Bank Corporation, 7.375%, due
                7/15/15                                  5,175,000
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $42,947,730)
                                                        44,780,000
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                     INCOME FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (1.6%)
   4,000,000  Federal Home Loan Mortgage
                Corporation, 8.25%, due 6/1/16
                (cost $4,854,800)(b)                $    4,635,600
                                                    --------------
MORTGAGE BACKED SECURITIES (22.0%)
   4,462,227  Federal Home Loan Mortgage
                Corporation, Gold Pool G10399,
                6.50%, due 7/1/09                        4,467,760
   9,425,794  Federal Home Loan Mortgage
                Corporation, Gold Pool G10446,
                6.50%, due 2/1/11                        9,369,333
  10,034,863  Federal National Mortgage
                Association, Pool 250547, 6.00%,
                due 3/1/26                               9,517,365
   9,269,158  Federal National Mortgage
                Association, Pool 303851, 7.00%,
                due 4/1/11                               9,346,834
  10,464,695  Federal National Mortgage
                Association, Pool 303857, 6.50%,
                due 4/1/11                              10,389,977
   9,879,965  Government National Mortgage
                Association, Pool 345613, 7.00%,
                due 4/15/26                              9,830,960
   9,636,117  Government National Mortgage
                Association, Pool 410168, 7.50%,
                due 11/15/25                             9,780,080
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST
  $62,004,482)                                          62,702,309
                                                    --------------
U.S. TREASURY OBLIGATIONS (38.3%)
   5,000,000  U.S. Treasury Notes, 9.25%, due
                8/15/98                                  5,295,900
   5,000,000  U.S. Treasury Notes, 6.125%, due
                8/31/98(b)                               5,047,500
  10,000,000  U.S. Treasury Notes, 8.875%, due
                11/15/98(b)                             10,603,000
  10,000,000  U.S. Treasury Notes, 6.875%, due
                7/31/99(b)                              10,292,900
   1,000,000  U.S. Treasury Notes, 7.125%, due
                9/30/99                                  1,037,150
  10,000,000  U.S. Treasury Notes, 5.875%, due
                11/15/99(b)                             10,049,100
   8,000,000  U.S. Treasury Notes, 8.75%, due
                8/15/00(b)                               8,788,960
   6,000,000  U.S. Treasury Notes, 8.50%, due
                11/15/00                                 6,571,260

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                     INCOME FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

   5,000,000  U.S. Treasury Notes, 7.75%, due
                2/15/01                             $    5,362,250
  10,000,000  U.S. Treasury Notes, 7.50%, due
                5/15/02(b)                              10,770,000
   6,500,000  U.S. Treasury Bonds, 10.75%, due
                5/15/03(b)                               8,159,190
   6,000,000  U.S. Treasury Bonds, 7.50%, due
                11/15/16(b)                              6,708,360
   6,000,000  U.S. Treasury Bonds, 9.00%, due
                11/15/18                                 7,765,980
  10,000,000  U.S. Treasury Bonds, 7.125%, due
                2/15/23                                 10,793,500
   2,000,000  U.S. Treasury Bonds, 6.25%, due
                8/15/23                                  1,939,220
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST
  $107,591,640)                                        109,184,270
                                                    --------------
SHORT-TERM HOLDINGS (3.5%)
  10,066,692  Dreyfus Cash Management Fund (cost
                $10,066,692)                            10,066,692
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $279,970,800)
                                                      $285,390,869
                                                    --------------
                                                    --------------
----------------------------------------------------
                      TOTAL RETURN BOND FUND
----------------------------------------------------
CORPORATE BONDS & NOTES (8.8%)
   1,000,000  AMR Corporation, 7.47%, due 1/28/97   $    1,002,742
     790,000  Chrysler Financial Corporation,
                8.125%, due 12/15/96                       790,583
   1,500,000  General Motors Acceptance
                Corporation, 6.90%, due 2/19/98          1,520,090
   1,525,000  General Motors Acceptance
                Corporation, 7.00%, due 4/15/98          1,549,319
   2,500,000  Illinois Power Company, 9.25%, due
                12/16/96                                 2,503,108
   1,000,000  McDermott International, Inc.,
                7.94%, due 6/25/97                       1,009,842
   1,500,000  McDermott International, Inc.,
                6.50%, due 4/23/98                       1,502,625
   1,000,000  USX Corporation, 8.875%, due 9/15/97       1,022,318
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                TOTAL RETURN BOND FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     600,000  Virginia Electric Power, 6.35%, due
                6/8/98                              $      604,804
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $11,629,112)
                                                        11,505,431
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (3.9%)
   1,100,000  Federal Farm Credit Bank, 5.69%, due
                11/12/97                                 1,102,004
   1,250,000  Federal Home Loan Mortgage
                Corporation, 6.45%, due 6/4/99           1,265,765
     480,000  Federal National Mortgage
                Association, 6.06%, due 10/2/97            480,000
   1,000,000  Federal National Mortgage
                Association, 5.89%, due 11/13/98         1,002,637
   1,300,000  Federal National Mortgage
                Association, 5.375%, due 1/13/98         1,296,941
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $5,132,021)                                            5,147,347
                                                    --------------
MORTGAGE BACKED SECURITIES (8.8%)
   2,602,781  Government National Mortgage
                Association, Pool 352001, 6.50%,
                due 12/15/23                             2,552,441
   2,650,236  Government National Mortgage
                Association, Pool 354665, 6.50%,
                due 10/15/23                             2,598,978
   1,335,871  Government National Mortgage
                Association, Pool 354692, 6.50%,
                due 11/15/23                             1,310,034
   2,598,232  Government National Mortgage
                Association, Pool 376400, 6.50%,
                due 2/15/24                              2,546,082
   2,574,047  Government National Mortgage
                Association, Pool 780144, 7.00%,
                due 7/15/24                              2,576,437
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST
  $11,036,349)                                          11,583,972
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                TOTAL RETURN BOND FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (77.4%)
     325,000  U.S. Treasury Notes, 7.375%, due
                11/15/97                            $      330,789
   6,000,000  U.S. Treasury Notes, 5.875%, due
                8/15/98                                  6,030,000
   5,350,000  U.S. Treasury Notes, 8.875%, due
                11/15/98(b)                              5,671,000
   5,175,000  U.S. Treasury Notes, 6.875%, due
                7/31/99(b)                               5,327,017
   3,650,000  U.S. Treasury Notes, 8.50%, due
                2/15/00                                  3,943,138
   5,650,000  U.S. Treasury Notes, 7.125%, due
                2/29/00                                  5,879,531
   7,725,000  U.S. Treasury Notes, 6.875%, due
                3/31/00(b)                               7,988,128
   2,200,000  U.S. Treasury Notes, 8.875%, due
                5/15/00(b)                               2,415,186
   6,375,000  U.S. Treasury Notes, 6.25%, due
                5/31/00(b)                               6,474,610
   8,975,000  U.S. Treasury Notes, 6.125%, due
                7/31/00                                  9,081,579
   6,825,000  U.S. Treasury Notes, 8.75%, due
                8/15/00(b)                               7,496,832
     300,000  U.S. Treasury Notes, 5.875%, due
                2/15/04                                    298,594
     700,000  U.S. Treasury Notes, 7.25%, due
                5/15/04                                    753,375
   4,750,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                  5,115,156
   7,850,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  8,092,856
   2,675,000  U.S. Treasury Bonds, 11.625%, due
                11/15/04                                 3,610,413
  10,200,000  U.S. Treasury Bonds, 9.375%, due
                2/15/06(b)                              12,577,875
   2,700,000  U.S. Treasury Bonds, 6.875%, due
                5/15/06(b)                               2,854,405
     415,000  U.S. Treasury Bonds, 11.25%, due
                2/15/15                                    631,579
   5,425,000  U.S. Treasury Bonds, 7.50%, due
                11/15/16(b)                              6,070,911
   1,100,000  U.S. Treasury Bonds, 8.125%, due
                8/15/19                                  1,315,186
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST
  $100,154,328)                                        101,958,160
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                TOTAL RETURN BOND FUND (continued)
----------------------------------------------------
SHORT-TERM HOLDINGS (1.1%)
   1,156,167  Dreyfus Cash Management Fund          $    1,156,167
     324,030  Institutional Funds Group, TempFund
                Fund                                       324,030
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $1,480,197)              1,480,197
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $129,432,007)
                                                      $131,675,107
                                                    --------------
                                                    --------------
----------------------------------------------------
                    LIMITED TERM TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (79.7%)
ARIZONA (4.5%)
     500,000  Maricopa County, AZ, Industrial
                Development Authority,
                Multi-Family Housing Revenue,
                Advantage Point Projects, Series
                A, 5.75%, due 7/1/01                $      505,790
     440,000  Mesa, AZ, Industrial Development
                Authority, Healthcare Facilities
                Revenue Refunding Bonds, Western
                Health Network B1, BIG insured,
                7.50%, due 1/1/04                          474,536
                                                    --------------
                                                           980,326
                                                    --------------
COLORADO (3.6%)
     500,000  Castle Rock Ranch, CO, Public
                Facilities Revenue Bonds, 5.70%,
                due 12/1/06(d)                             522,085
     145,000  Genesee, CO, Water & Sanitation
                District, Jefferson County,
                General Obligation Revenue
                Refunding Bonds, MBIA insured,
                4.50%, due 12/1/99                         146,808
     115,000  Genesee, CO, Water & Sanitation
                District, Jefferson County,
                General Obligation Revenue
                Refunding Bonds, MBIA insured,
                4.60%, due 12/1/00                         116,827
                                                    --------------
                                                           785,720
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

FLORIDA (2.5%)
     500,000  Broward County, FL, Resource
                Recovery Revenue Bonds, SES
                Broward Company LP South Project,
                7.95%, due 12/1/08                  $      552,950
                                                    --------------
HAWAII (5.1%)
   1,000,000  Honolulu, HI, City and County
                General Obligation Bonds, Series
                A, 6.70%, due 8/1/07, Prerefunded
                8/1/01 at 101                            1,109,491
                                                    --------------
ILLINOIS (15.2%)
   1,025,000  Bridgeview, IL, Tax Increment Bonds,
                Escrowed in U.S. Government
                Securities, 9.50%, due 1/1/11,
                Prerefunded 1/1/01 at 102                1,228,750
   1,325,000  Des Plaines, IL, Hospital Facilities
                Revenue Refunding Bonds, Holy
                Family Hospital, MBIA insured,
                10.625%, due 1/1/03, Prerefunded
                7/1/02 at 100                            1,588,291
     500,000  Metropolitan Pier & Exposition
                Authority, IL, Dedicated State Tax
                Revenue Refunding Bonds, McCormick
                Place Expansion Project, Series A,
                AMBAC insured, 4.90%, due 12/15/03         509,230
                                                    --------------
                                                         3,326,271
                                                    --------------
IOWA (1.6%)
     350,000  Ottumwa, IA, Hospital Facilities
                Revenue Refunding Bonds, Ottumwa
                Regional Health Center, Inc.,
                9.50%, due 11/1/00                         361,599
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

LOUISIANA (2.1%)
     435,000  Louisiana Public Facilities
                Authority, Multi-Family Housing
                Revenue Refunding Bonds, Edgewood
                Apartments, FNMA insured, 5.70%,
                due 6/1/05                          $      448,372
                                                    --------------
MICHIGAN (7.5%)
     300,000  Lakeview, MI, Community Schools,
                General Obligation Bonds, FGIC
                insured, 6.50%, due 5/1/05                 337,521
     305,000  Lakeview, MI, Community Schools,
                General Obligation Bonds, FGIC
                insured, 6.50%, due 5/1/06                 344,534
     395,000  Merrill, MI, Community School
                District, General Obligation
                Bonds, FGIC insured, 6.50%, due
                5/1/05                                     443,526
     450,000  Schoolcraft, MI, Community School
                District, General Obligation
                Bonds, FGIC insured, 6.50%, due
                5/1/04                                     503,379
                                                    --------------
                                                         1,628,960
                                                    --------------
MISSISSIPPI (1.6%)
     340,000  Ridgeland, MS, Multi-Family Housing
                Revenue Bonds, Sunchase Apartments
                Project, FNMA insured, 6.50%, due
                10/1/07                                    343,281
                                                    --------------
MISSOURI (2.4%)
     485,000  Boone County, MO, Hospital Revenue
                Refunding Bonds, 7.10%, due 8/1/99         516,336
                                                    --------------
NEVADA (2.5%)
     500,000  Clark County, NV, School District,
                General Obligation Bonds, Series
                A, MBIA insured, 7.00%, due
                6/1/05, Prerefunded 6/1/01 at 101          558,780
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

NEW YORK (12.3%)
   2,000,000  New York State Housing Finance
                Agency, State University
                Construction Project, Escrowed in
                U.S Government Securities, 6.50%,
                due 11/1/06                         $    2,196,680
     500,000  Syracuse, NY, Industrial Development
                Agency, PILOT Revenue Refunding
                Bonds, 5.125%, due 10/15/02                505,200
                                                    --------------
                                                         2,701,880
                                                    --------------
NORTH CAROLINA (2.4%)
     500,000  North Carolina Municipal Power
                Agency #1, Catawba Electric
                Revenue Refunding Bonds, 5.90%,
                due 1/1/03                                 527,370
                                                    --------------
PENNSYLVANIA (1.3%)
     265,000  Philadelphia, PA, Gas Works Revenue
                Bonds, Thirteenth Series, 7.50%,
                due 6/15/01                                289,311
                                                    --------------
SOUTH CAROLINA (2.5%)
     250,000  Medical University of South
                Carolina, Hospital Facilities
                Revenue Refunding Bonds, Series A,
                7.00%, due 7/1/02                          273,615
     250,000  Medical University of South
                Carolina, Hospital Facilities
                Revenue Refunding Bonds, Series A,
                7.20%, due 7/1/05                          274,073
                                                    --------------
                                                           547,688
                                                    --------------
TEXAS (10.2%)
     235,000  Grape Creek,TX, Pulliam Independent
                School District, Public Facilities
                Corporation Revenue Bonds, 6.20%,
                due 5/15/02                                239,009
     750,000  Houston, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, Series
                A-1, 8.00%, due 6/1/14                     822,473
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
TEXAS (continued)

     250,000  Houston, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, Series
                B-1, 8.00%, due 6/1/14              $      271,223
     355,000  San Antonio, TX, Higher Education
                Authority, Educational Facilities
                Revenue Refunding Bonds,
                University of Texas at San
                Antonio, Phase I, 6.50%, due
                11/1/01                                    359,136
     500,000  Texas Water Resource Finance
                Authority Revenue Bonds, AMBAC
                insured, 7.50%, due 8/15/03                539,090
                                                    --------------
                                                         2,230,931
                                                    --------------
WISCONSIN (2.4%)
     500,000  Wisconsin Housing & Economic
                Development Authority, Housing
                Revenue Refunding Bonds, Series A,
                HUD insured, 6.20%, due 11/1/01            523,562
                                                    --------------

TOTAL MUNICIPALS (COST $17,181,114)                     17,432,828
                                                    --------------
SHORT-TERM HOLDINGS (20.3%)
     343,925  Federated Tax-Free Obligations Money
                Market Fund                                343,925
   1,000,000  Henrico County, VA, Industrial
                Development Revenue Bonds,
                Hermitage Project, Nationsbank of
                Virginia LOC, 2.75% variable rate,
                due 5/1/24(p)                            1,000,000
   1,000,000  Illinois Educational Facilities
                Authority Revenue Bonds, Cultural
                Pool, First National Bank of
                Chicago LOC, Remarketed 11/1/95,
                3.60% variable rate, due
                12/1/25(p)                               1,000,000
   1,086,239  Norwest Municipal Money Market Fund        1,086,239

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LIMITED TERM TAX-FREE FUND (continued)
----------------------------------------------------

SHORT-TERM HOLDINGS (continued)

   1,000,000  Ohio State University, Educational
                Facilities Revenue Bonds, Series
                B, 3.50% variable rate, due
                12/1/06(p)                          $    1,000,000
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $4,430,164)              4,430,164
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $21,611,278)
                                                      $ 21,862,992
                                                    --------------
                                                    --------------
----------------------------------------------------
                       TAX-FREE INCOME FUND
----------------------------------------------------
MUNICIPALS (90.2%)
ALASKA (1.6%)
   4,365,000  Alaska Energy Authority, Utilities
                Revenue Bonds, 7.00%, due 7/1/09    $    5,126,038
                                                    --------------
ARIZONA (2.1%)
   3,000,000  Maricopa County, AZ, Union School
                District #48, General Obligation
                Revenue Bonds, School
                Improvements, 9.00%, due 7/1/05          3,926,430
   2,795,000  Phoenix, AZ, General Obligation
                Refunding Bonds, Series B, 5.00%,
                due 7/1/20                               2,673,669
                                                    --------------
                                                         6,600,099
                                                    --------------
CALIFORNIA (0.7%)
   1,910,000  Los Angeles, CA, Community
                Redevelopment Agency Housing
                Revenue Bonds, Monterey Hills
                Redevelopment Project, Series A,
                8.20%, due 12/1/13                       2,153,410
                                                    --------------
COLORADO (17.0%)
   8,125,000  Adams County, CO, Single Family
                Mortgage Revenue Bonds, Refunding
                Series A-2, 8.70%, due 6/1/12            8,775,894
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
COLORADO (continued)

   5,250,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, 0.00% (7.00% effective
                yield), due 8/31/15                 $    1,476,825
  10,000,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, MBIA insured, 0.00%, (7.56%
                effective yield), due 8/31/26            1,201,900
  12,000,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, Remarketed 8/31/95, 0.00%
                (7.50% effective yield), due
                8/31/11                                  4,636,800
   1,750,000  Arapahoe County, CO, Utilities
                Revenue Bonds, Water & Wastewater
                Authority Revenue, 6.25%, due
                12/1/20                                  1,753,658
   1,950,000  Castle Rock Ranch, CO, Public
                Facilities Revenue Bonds, 5.70%,
                due 12/1/06(d)                           2,036,132
   2,530,000  Colorado Housing Finance Authority,
                General Obligation Revenue Bonds,
                Remarketed 11/15/94, 8.125%, due
                6/1/25                                   2,856,168
   1,000,000  Colorado Housing Finance Authority,
                General Obligation Revenue
                Refunding Bonds, Series A, 7.40%,
                due 5/1/11                               1,069,810
   1,060,000  Colorado Housing Finance Authority,
                Multi-Family Housing Revenue
                Bonds, Mortgage C-3, 6.10%, due
                10/1/28                                  1,083,214
   3,000,000  Colorado Housing Finance Authority,
                Multi-Family Housing Revenue
                Bonds, Mortgage C-3, 6.25%, due
                10/1/38                                  3,080,550

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
COLORADO (continued)

   1,500,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Bonds, Series A-2, 7.15%, due
                11/1/14                             $    1,669,140
   3,135,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Refunding Bonds, Series B-2,
                7.50%, due 12/1/16                       3,497,186
   1,450,000  Colorado Springs, CO, Utility
                Revenue Refunding Bonds, Series A,
                5.75%, due 11/15/23                      1,469,155
   2,575,000  Denver, CO, City & County Airport
                Revenue Bonds, Series A, MBIA
                insured, 5.60%, due 11/15/20             2,569,876
   4,720,000  Denver, CO, City & County Airport
                Revenue Bonds, Series A, MBIA
                insured, 5.75%, due 11/15/16             4,841,021
   5,200,000  Denver, CO, Urban Renewal Authority,
                Tax Increment Revenue Bonds,
                Series A, Remarketed 6/15/94,
                9.125%, due 9/1/17                       6,151,548
   2,175,000  Larimer County, CO, School District
                #1, Poudre, General Obligation
                Refunding Bonds, 8.50%, due
                12/15/07                                 2,842,116
     925,000  Logan County, CO, Single Family
                Mortgage Revenue Bonds, Series A,
                8.50%, due 11/1/11                         987,317
   1,085,000  Vail, CO, Single Family Mortgage
                Revenue Refunding Bonds, Series
                1992 A, 8.125%, due 6/1/10               1,175,706
                                                    --------------
                                                        53,174,016
                                                    --------------
FLORIDA (8.8%)
  10,350,000  Dade County, FL, Special Obligation,
                Sales Tax Revenue Bonds, Series B,
                AMBAC insured, 5.00%, due 10/1/35        9,592,691
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
FLORIDA (continued)

   3,000,000  Lakeland, FL, Electric & Water
                Revenue Bonds, FGIC insured,
                6.00%, due 10/1/14                  $    3,289,470
   6,000,000  Lakeland, FL, Electric & Water
                Revenue Bonds, Series B, 5.625%,
                due 10/1/19                              6,030,420
   6,215,000  Lakeland, FL, Electric & Water
                Revenue Bonds, Series B, FGIC
                insured, 6.00%, due 10/1/12              6,806,606
   1,840,000  Volusia County, FL, Health
                Facilities Authority Revenue
                Bonds, John Knox, 6.00%, due
                6/1/12                                   1,912,882
                                                    --------------
                                                        27,632,069
                                                    --------------
GEORGIA (2.0%)
   2,000,000  Georgia State, General Obligation
                Revenue Bonds, 3.25%, due 9/1/15         1,537,260
   3,400,000  Georgia State, General Obligation
                Revenue Bonds, Series B, 3.20%,
                due 3/1/15                               2,606,100
   2,610,000  Georgia State, General Obligation
                Revenue Bonds, Series C, 3.25%,
                due 7/1/14                               2,041,986
                                                    --------------
                                                         6,185,346
                                                    --------------
HAWAII (2.1%)
   5,000,000  Hawaii State, General Obligation
                Bonds, Series CA, 8.00%, due
                1/1/13                                   6,464,900
                                                    --------------
IDAHO (0.2%)
     500,000  Pocatello, ID, Development Authority
                Revenue Allocation, Tax Increment
                Bonds, Series B, 7.25%, due
                12/1/08                                    521,805
                                                    --------------
ILLINOIS (5.3%)
   3,000,000  Illinois Development Financial
                Authority Revenue Bonds, Community
                Rehabilitation Providers Facility,
                Series A, 7.875%, due 7/1/20             3,114,180

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
ILLINOIS (continued)

   1,215,000  Illinois Health Facilities Authority
                Revenue Bonds, Health Care Revenue
                Bonds, Edgewater Medical Center,
                Series A, 9.25%, due 7/1/24         $    1,364,396
   1,250,000  Illinois Health Facilities Authority
                Revenue Bonds, Rush Presbyterian,
                Series A, 6.25%, due 11/15/20            1,331,900
   1,025,000  Lake County, IL, Community Unit
                School District # 116, Educational
                Facilities Revenue Bonds, Rund
                Lake, 7.60%, due 2/1/13                  1,215,599
   7,350,000  Regional Transportation Authority,
                IL, Sales Tax Revenue Refunding
                Bonds, Series D, FGIC insured,
                7.75%, due 6/1/19                        9,578,594
                                                    --------------
                                                        16,604,669
                                                    --------------
INDIANA (0.6%)
   1,250,000  Indianapolis, IN, Airport Authority
                Revenue Refunding Bonds, Series A,
                FGIC insured, 5.60%, due 7/1/15          1,249,213
     675,000  Purdue University, IN, Certificate
                of Participation, 6.25%, due
                7/1/10                                     712,037
                                                    --------------
                                                         1,961,250
                                                    --------------
KANSAS (1.2%)
   3,175,000  Kansas State, Department of
                Transportation, Highway Revenue
                Bonds, Series A, 7.25%, due 9/1/08       3,859,308
                                                    --------------
LOUISIANA (1.5%)
     510,000  East Baton Rouge, LA, Mortgage
                Finance Authority, Single Family
                Housing Revenue Bonds, Series 1988
                C, GNMA Collaterized, 8.375%, due
                2/1/17                                     538,586
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
LOUISIANA (continued)

   1,910,000  Louisiana Public Facilities
                Authority Revenue Bonds, Lutheran
                Social Services of the South
                Project, 7.60%, due 8/15/15         $    1,985,120
   5,000,000  Rapides Parish, LA, Housing &
                Mortgage Finance Authority,
                Capital Appreciation Refunding
                Bonds, Series C, 0.00%, (7.45%
                effective yield), due 7/10/14            1,515,950
   2,900,000  St. Bernard Parish, LA, Housing
                Mortgage Agency, Single Family
                Mortgage Residual Revenue Bonds,
                Series 1992 C, 0.00%, (7.65%
                effective yield), due 7/10/14              776,678
                                                    --------------
                                                         4,816,334
                                                    --------------
MARYLAND (0.2%)
   3,000,000  Maryland State Community Development
                Administration, MultiFamily
                Housing Revenue Bonds, Series C,
                GNMA Collaterized, 0.00%, (9.10%
                effective yield), due 5/15/11              717,630
                                                    --------------
MASSACHUSETTS (4.7%)
   5,325,000  Massachusetts Bay Transportation
                Authority, General Transportation
                System Revenue Bonds, Series B,
                6.20%, due 3/1/16                        5,867,777
   2,500,000  Massachusetts State College Building
                Authority, Educational Facilities
                Revenue Bonds, Series A, 7.50%,
                due 5/1/14                               3,125,350
   5,000,000  Massachusetts State Health & Higher
                Education Facilities Authority
                Revenue Bonds, Harvard University
                Project, Series P, 5.625%, 11/1/26       5,081,350

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
MASSACHUSETTS (continued)

     685,000  New Bedford, MA, Industrial
                Development Revenue Bonds, Aerovox
                Inc. Project, Series 1982, 7.42%,
                due 7/1/02                          $      699,495
                                                    --------------
                                                        14,773,972
                                                    --------------
MICHIGAN (1.9%)
   2,000,000  Lincoln Park, MI, School District,
                General Obligation Bonds, FGIC
                insured, 7.00%, due 5/1/20               2,315,820
   2,760,000  Wayland, MI, Unified School
                District, General Obligation
                Bonds, FGIC insured, 8.00%, due
                5/1/10                                   3,519,994
                                                    --------------
                                                         5,835,814
                                                    --------------
MISSISSIPPI (0.2%)
   2,000,000  Mississippi Home Corporation,
                Residual Capital Appreciation
                Revenue Bonds, Series 1992 II,
                0.00%, (7.375% effective yield),
                due 4/15/12                                688,700
                                                    --------------
NEW HAMPSHIRE (0.7%)
   2,050,000  New Hampshire Higher Education &
                Health Facilities Authority
                Revenue Bonds, New London Hospital
                Association Project, 7.00%, due
                6/1/00                                   2,125,707
                                                    --------------
NEW YORK (6.8%)
   3,000,000  New York State Dormitory Authority
                Revenue Bonds, Department of
                Health, 5.75%, due 7/1/17                2,983,710
   2,340,000  New York State Dormitory Authority
                Revenue Bonds, Mental Health
                Services Facilities Improvement,
                Series B, 6.00%, due 8/15/16             2,454,941
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
NEW YORK (continued)

   5,000,000  New York State Thruway Authority
                Service Contract Revenue Bonds,
                Local Highway & Bridge Project,
                6.00%, due 4/1/03                   $    5,315,800
   6,850,000  New York State Urban Development
                Revenue Bonds, 6.00%, due 1/1/06         7,186,883
   1,500,000  New York, NY, General Obligation
                Revenue Bonds, Series B, 7.375%,
                due 8/15/13                              1,685,025
   1,480,000  New York, NY, General Obligation
                Revenue Bonds, Series B, 7.30%,
                due 8/15/10                              1,655,661
                                                    --------------
                                                        21,282,020
                                                    --------------
NORTH CAROLINA (4.7%)
   2,000,000  Charlotte, NC, General Obligation
                Water & Sewer Revenue Bonds,
                5.60%, due 5/1/20                        2,071,260
   5,000,000  Charlotte, NC, Health Care Systems
                Revenue Bonds, Mecklenberg
                Hospital Authority, Series A,
                5.75%, due 1/15/21                       5,059,050
   3,200,000  North Carolina Eastern Municipal
                Power Revenue Bonds, Series B,
                7.00%, due 1/1/08                        3,557,760
   3,400,000  North Carolina Eastern Municipal
                Power Revenue Bonds, Series C,
                7.00% due 1/1/13                         3,819,016
                                                    --------------
                                                        14,507,086
                                                    --------------
OHIO (3.2%)
   2,500,000  Akron, OH, Certificate of
                Participation, Municipal Baseball
                Stadium Project, 0.00%, (6.90%
                effective yield), due 12/1/16            1,857,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
OHIO (continued)

   8,000,000  Ohio State Turnpike Revenue Bonds,
                Series A, 5.50%, 2/15/26            $    7,970,400
                                                    --------------
                                                         9,827,400
                                                    --------------
OKLAHOMA (1.2%)
   1,090,000  Norman, OK, Regional Hospital
                Authority, Health Care Revenue
                Bonds, Series A, 5.30%, due 9/1/07       1,105,086
   1,000,000  Norman, OK, Regional Hospital
                Authority, Health Care Revenue
                Bonds, Series A, 5.40%, due 9/1/08       1,012,950
   1,360,000  Tulsa, OK, Industrial Development
                Authority Revenue Bonds,
                University of Tulsa, Series A,
                MBIA insured, 6.00%, due 10/1/16         1,494,436
                                                    --------------
                                                         3,612,472
                                                    --------------
OREGON (1.0%)
     500,000  Linn & Benton Counties, OR, School
                District # 8J, General Obligation
                Bonds, 5.10%, due 6/1/06                   514,610
     500,000  Linn & Benton Counties, OR, School
                District # 8J, General Obligation
                Bonds, 5.25%, due 6/1/07                   516,935
   1,170,000  Metropolitan Oregon Washington Park
                Zoo Project, General Obligation
                Bonds, Series A, 5.25%, due
                1/15/10                                  1,178,611
   1,000,000  Metropolitan Oregon Washington Park
                Zoo Project, General Obligation
                Bonds, Series A, 5.30%, due
                1/15/11                                  1,007,180
                                                    --------------
                                                         3,217,336
                                                    --------------
PENNSYLVANIA (0.5%)
   1,500,000  Indiana County, PA, Hospital
                Authority Revenue Bonds, Series A,
                7.125%, due 7/1/23                       1,633,050
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)

SOUTH CAROLINA (5.9%)
   5,000,000  Greenville, SC, Hospital Systems
                Hospital Facilities Revenue Bonds,
                5.60%, due 5/1/10                   $    5,088,450
   7,500,000  Piedmont, SC, Municipal Power
                Agency, Electric Revenue Bonds,
                Series A, 6.55%, due 1/1/16              7,554,375
   5,725,000  Piedmont, SC, Municipal Power
                Agency, Electric Revenue Bonds,
                Series A, 6.60%, due 1/1/21              5,756,770
                                                    --------------
                                                        18,399,595
                                                    --------------
SOUTH DAKOTA (1.3%)
   3,500,000  South Dakota State, Health &
                Educational Facilities Authority
                Revenue Bonds, Huron Regional
                Medical Center, 7.30%, due 4/1/16        3,862,320
                                                    --------------
TEXAS (9.2%)
     630,000  Baytown, TX, Housing Finance
                Corporation, Single Family Housing
                Revenue Refunding Bonds, Series
                1992 A, 8.50%, due 9/1/11                  686,152
   2,695,000  Beaumont, TX, Housing Finance
                Corporation Revenue Bonds, 9.20%,
                due 3/1/12                               2,962,937
   1,255,000  Bexar County, TX, Health Facilities
                Development Corporation, Hospital
                Revenue Bonds, Baptist Memorial
                Hospital System Project, 6.90%,
                due 8/15/13                              1,422,618
   2,275,000  Corpus Christi, TX, Housing Finance
                Authority, Housing Revenue Bonds,
                Series A, MBIA insured, 7.70%, due
                7/1/11                                   2,446,558
   2,395,000  Desoto, TX, Housing Finance
                Corporation, Multi-Family Housing
                Revenue Bonds, Windsor Foundation
                Project, Series A, 7.00%, due
                2/1/25                                   2,563,824

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
TEXAS (continued)

     305,000  El Paso, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, Series A,
                8.75%, due 10/1/11                  $      330,785
     410,000  Galveston County, TX, Property
                Finance Authority Inc., Single
                Family Mortgage Revenue Bonds,
                Series A, 8.50%, due 9/1/11                446,306
   1,300,000  Grape Creek, TX, Pulliam Independent
                School District, Public Facilities
                Corporation, General Obligation
                Revenue Bonds, 7.25%, due 5/15/21        1,332,058
   4,000,000  Houston, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, Series
                A-1, 8.00%, due 6/1/14                   4,386,520
   2,250,000  Houston, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, Series
                B-1, 8.00%, due 6/1/14                   2,441,003
     270,000  Port Arthur, TX, Housing Finance
                Corporation, Single Family
                Mortgage Revenue Bonds, 8.70%, due
                3/1/12                                     293,390
   4,180,000  San Antonio, TX, Higher Education
                Authority, Educational Facilities
                Revenue Bonds, 7.125%, due 11/1/15       4,358,486
   2,200,000  Texas State Department of Housing
                and Community Affairs, Single
                Family Mortgage Revenue Bonds,
                Series A, 8.10%, due 9/1/15              2,437,732
   2,540,000  Washington County, TX, Health
                Facilities Development Corporation
                Revenue Bonds, Lutheran Social
                Services of the South Project,
                Series 1994, 7.50%, due 8/15/15          2,631,995
                                                    --------------
                                                        28,740,364
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)

VIRGINIA (1.0%)
   3,000,000  Fairfax County, VA, Redevelopment &
                Housing Authority, Multi-Family
                Housing Revenue Bonds, Burke Shire
                Commons, 7.60%, due 10/1/36         $    3,027,510
                                                    --------------
WASHINGTON (3.4%)
   4,000,000  Washington Public Power Supply
                System, Power Revenue Bonds,
                Nuclear Project #2, Series A,
                6.00%, due 7/1/07                        4,308,520
   2,750,000  Washington Public Power Supply
                System, Power Revenue Bonds,
                Nuclear Project #2, Series A,
                6.00%, due 7/1/07                        2,941,125
   3,000,000  Yakima County, WA, School District
                #007, General Obligation Refunding
                Bonds, MBIA insured, 6.75%, due
                12/1/06                                  3,466,950
                                                    --------------
                                                        10,716,595
                                                    --------------
WEST VIRGINIA (1.2%)
   4,000,000  West Virginia, General Obligation
                Bonds, Series A, FGIC insured,
                5.25%, due 11/1/26                       3,902,560
                                                    --------------

TOTAL MUNICIPALS (COST $268,413,337)                   281,969,375
                                                    --------------
SHORT-TERM HOLDINGS (9.8%)
  11,666,440  Federated Tax-Free Obligations Money
                Market Fund                             11,666,440
   1,499,000  Ft. Pierce, FL, Tax-Exempt
                Commercial Paper, Housing Revenue,
                9.75%, due 3/1/12, mandatory put
                12/20/96                                 1,501,752
   1,119,000  Greenview Manor, FL, Tax-Exempt
                Commercial Paper, Housing Revenue,
                10.00%, due 8/1/12, mandatory put
                12/17/96                                 1,121,166

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 TAX-FREE INCOME FUND (continued)
----------------------------------------------------

SHORT-TERM HOLDINGS (continued)

     756,000  Mariana, FL, Tax-Exempt Commercial
                Paper, Housing Revenue, 8.00%, due
                5/1/11, mandatory put 12/17/96      $      756,853
  15,668,002  Norwest Municipal Money Market Fund       15,668,002
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $30,714,213)
                                                        30,714,213
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $299,127,550)
                                                      $312,683,588
                                                    --------------
                                                    --------------
----------------------------------------------------
                      COLORADO TAX-FREE FUND
----------------------------------------------------
MUNICIPALS (86.3%)
AIRPORT REVENUE (8.9%)
   2,500,000  Denver, CO, City & County Airport
                Revenue Bonds, Series A, MBIA
                insured, 5.60%, due 11/15/20        $    2,495,025
   3,000,000  Denver, CO, City & County Airport
                Revenue Bonds, Series A, MBIA
                insured, 5.50%, due 11/15/25             2,967,780
                                                    --------------
                                                         5,462,805
                                                    --------------
GENERAL OBLIGATIONS--POLITICAL SUBDIVISION (8.3%)
     380,000  Eagle County, CO, Eagle Valley
                Library District, General
                Obligation Bonds, 7.125%, due
                12/1/14                                    425,900
   1,310,000  Greenwood South Metropolitan
                District, CO, General Obligation
                Refunding Bonds, MBIA insured,
                4.50%, due 12/1/97                       1,320,663
   2,670,000  Interstate South Metropolitan
                District, CO, General Obligation
                Refunding Bonds, National Bank of
                Denver LOC, 6.00%, due 12/1/20           2,741,876
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
GENERAL OBLIGATIONS--POLITICAL SUBDIVISION (continued)

     600,000  West Glenwood Springs, CO, General
                Obligation Bonds, 6.375%, due
                12/1/15                             $      612,714
                                                    --------------
                                                         5,101,153
                                                    --------------
GENERAL OBLIGATIONS--SCHOOL DISTRICTS (3.9%)
     500,000  Denver, CO, City & County School
                District #1, General Obligation
                Bonds, Series A, 6.50%, due 6/1/10         571,155
   1,385,000  Larimer County, CO, School District
                #1, Poudre, General Obligation
                Refunding Bonds, AMBAC insured,
                8.50%, due 12/15/08                      1,839,765
                                                    --------------
                                                         2,410,920
                                                    --------------
HEALTH CARE REVENUE (3.8%)
   1,250,000  Colorado Health Facilities Revenue
                Bonds, Sisters of Charity, Series
                A, AMBAC Insured, 6.25%, due
                5/15/11                                  1,374,863
   1,000,000  Denver, CO, City & County Revenue
                Bonds, Sisters of Charity of
                Leavenworth, 5.00%, due 12/1/23            933,410
                                                    --------------
                                                         2,308,273
                                                    --------------
MULTI-FAMILY HOUSING REVENUE (5.8%)
     300,000  Aurora, CO, Housing Authority
                Finance Corporation, MultiFamily
                Mortgage Revenue Refunding Bonds,
                Mountainview Place, FHA insured,
                7.125%, due 9/1/22                         313,695
   1,000,000  Colorado Housing Finance Authority,
                Multi-Family Housing Revenue
                Bonds, Mortgage C-3, 6.10%, due
                10/1/28                                  1,021,900
   1,655,000  Colorado Housing Finance Authority,
                Multi-Family Housing Revenue
                Bonds, Mortgage C-3, 6.25%, due
                10/1/38                                  1,699,437

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
MULTI-FAMILY HOUSING REVENUE (continued)

     550,000  San Miguel County, CO, Housing
                Authority, Multi-Family Revenue
                Bonds, Telluride Village
                Apartments Project, Series 1993,
                6.30%, due 7/1/13                   $      542,179
                                                    --------------
                                                         3,577,211
                                                    --------------
OTHER REVENUE (10.2%)
     290,000  Black Hawk, CO, Device Tax Revenue
                Bonds, 6.40%, due 12/1/07                  303,407
   3,000,000  Castle Rock Ranch, CO, Public
                Facilities Revenue Bonds, 6.25%,
                due 12/1/17(d)                           3,225,510
   1,000,000  Highlands Ranch, CO, Metropolitan
                District #2, General Obligation
                Refunding Bonds, FSA insured,
                6.50%, due 6/15/11                       1,146,410
   1,210,000  Montrose County, CO, Certificate of
                Participation, Series A, 6.40%,
                due 12/1/12                              1,228,610
     355,000  Pueblo, CO, Certificate of
                Participation, Public Parking-
                Lease, Purchase & Sublease, 6.90%,
                due 7/1/15                                 370,045
                                                    --------------
                                                         6,273,982
                                                    --------------
POLLUTION CONTROL REVENUE (5.0%)
   3,000,000  Fort Collins, CO, Pollution Control
                Revenue Bonds, Anheuser Busch
                Project, 6.00%, due 9/1/31               3,088,349
                                                    --------------
SINGLE FAMILY HOUSING REVENUE (24.6%)
   2,140,000  Adams County, CO, Single Family
                Mortgage Revenue Refunding Bonds,
                Series A-2, 8.70%, due 6/1/12            2,311,435
   4,590,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Bonds, Series B-2, 7.45%, due
                11/1/27                                  5,135,981
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)
SINGLE FAMILY HOUSING REVENUE (continued)

     480,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Bonds, Series B-2, 7.50%, due
                12/1/16                             $      535,454
   1,735,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Bonds, Series C-2, 7.45%, due
                6/1/17                                   1,931,003
   1,650,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Bonds, Series D-2, 7.10%, due
                6/1/14                                   1,822,574
   1,895,000  Colorado Housing Finance Authority,
                Single Family Housing Revenue
                Refunding Bonds, Series D-1,
                Remarketed 7/15/94, 8.00%, due
                12/1/24                                  2,147,338
   1,000,000  Fremont County, CO, Single Family
                Mortgage Revenue Refunding Bonds,
                Series 1979 A, Escrowed to
                maturity, 8.50%, due 10/1/10             1,263,090
                                                    --------------
                                                        15,146,875
                                                    --------------
SPORTS FACILITIES REVENUE (1.5%)
     250,000  Summit County, CO, Sports Facilities
                Revenue Refunding Bonds, Keystone
                Resorts Management Project,
                Ralston Purina Corporation LOC,
                7.75%, due 9/1/06                          300,435
     500,000  Summit County, CO, Sports Facilities
                Revenue Refunding Bonds, Keystone
                Resorts Management Project,
                Ralston Purina Corporation LOC,
                7.375%, due 9/1/10                         592,520
                                                    --------------
                                                           892,955
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPALS (continued)

TRANSPORTATION REVENUE (7.1%)
   2,000,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, 0.00% (6.977% effective
                yield), due 8/31/10                 $      837,400
   1,490,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, MBIA insured, Remarketed
                8/31/95, 6.15%, due 8/31/26              1,593,525
   5,000,000  Arapahoe County, CO, Capital
                Improvements & Transportation
                Highway Revenue Bonds, Series
                E-470, Remarketed 8/31/95, 0.00%
                (7.50% effective yield), due
                8/31/11                                  1,932,000
                                                    --------------
                                                         4,362,925
                                                    --------------
UTILITIES REVENUE (7.2%)
   1,250,000  Arapahoe County, CO, Utilities
                Revenue Bonds, Water & Wastewater
                Authority Revenue, 6.25%, due
                12/1/20                                  1,252,613
   2,000,000  Colorado Springs, CO, Utility
                Revenue Bonds, 6.10%, due 11/15/24       2,094,760
   1,000,000  Upper Eagle Regional Water
                Authority, CO, Water Revenue
                Bonds, Water Refining &
                Improvement, Eagle County, 6.375%,
                due 12/1/10                              1,068,870
                                                    --------------
                                                         4,416,243
                                                    --------------

TOTAL MUNICIPALS (COST $50,477,215)                     53,041,691
                                                    --------------
SHORT-TERM HOLDINGS (13.7%)
   2,708,278  Federated Tax-Free Obligations Money
                Market Fund                              2,708,278
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                COLORADO TAX-FREE FUND (continued)
----------------------------------------------------

SHORT-TERM HOLDINGS (continued)

     830,000  Greenwood South Metropolitan
                District, CO, General Obligation
                Refunding Bonds, MBIA insured,
                4.25%, due 12/1/96                  $      830,033
   2,927,799  Norwest Municipal Money Market Fund        2,927,799
   1,930,000  Parkview Metropolitan District, CO,
                Arapahoe County, General
                Obligation Refunding Bonds, 3.85%
                variable rate, due 12/1/12(p)            1,930,000
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $8,396,077)              8,396,110
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $58,873,292)
                                                      $ 61,437,801
                                                    --------------
                                                    --------------
----------------------------------------------------
                     MINNESOTA TAX-FREE FUND
----------------------------------------------------
MUNICIPAL BONDS (97.1%)
EDUCATION FACILITIES REVENUE (3.7%)
   1,000,000  Minnesota Higher Education
                Facilities Authority Revenue
                Bonds, Hamline University, Series
                4-I, 6.00%, due 10/1/16             $    1,018,120
     500,000  Minnesota Higher Education
                Facilities Authority Revenue
                Bonds, College of St. Benedict,
                Series 3-W, 6.00%, due 3/1/07              526,650
                                                    --------------
                                                         1,544,770
                                                    --------------
GENERAL OBLIGATIONS--POLITICAL SUBDIVISION (4.5%)
     100,000  Bloomington, MN, Tax Increment
                General Obligation Bonds, 9.70%,
                due 2/1/04                                 130,681
     210,000  Bloomington, MN, Tax Increment
                General Obligation Bonds, 9.75%,
                due 2/1/07                                 275,213
     100,000  Cannon Falls, MN, General Obligation
                Bonds, Series A, 7.60%, due 2/1/03         103,911
   1,100,000  Maple Grove, MN, General Obligation
                Bonds, Series A, 5.20%, due 2/1/17       1,077,978

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATIONS--POLITICAL SUBDIVISION (continued)

     245,000  Waconia, MN, General Obligation
                Water Revenue Bonds, 6.00%, due
                6/1/07                              $      257,079
                                                    --------------
                                                         1,844,862
                                                    --------------
GENERAL OBLIGATIONS--SCHOOL DISTRICTS (29.7%)
   1,675,000  Burnsville, MN, Independent School
                District #191, General Obligation
                Bonds, State Credit Enhancement
                Program, Series A, 5.125%, due
                2/1/17                                   1,643,912
   1,000,000  Centennial, MN, Independent School
                District #12, General Obligation
                Bonds, Series A, 5.625%, due
                2/1/16                                   1,025,360
     500,000  Chaska, MN, Independent School
                District #112, General Obligation
                Bonds, State Credit Enhancement
                Program, Series B, 6.00%, due
                2/1/13                                     525,680
   1,100,000  Detroit Lakes, MN, Independent
                School District #22, General
                Obligation Bonds, State Credit
                Enhancement Program, 5.00%, due
                4/1/16                                   1,063,524
   1,500,000  Minneapolis, MN, Special School
                District #1, General Obligation
                Bonds, FGIC insured, 5.375%, due
                2/1/14                                   1,508,745
   1,500,000  Minnetonka, MN, Independent School
                District #276, General Obligation
                Bonds, State Credit Enhancement
                Program, Series B, 5.75%, due
                2/1/22                                   1,541,580
   1,300,000  North St. Paul Maplewood, MN,
                Independent School District #622,
                General Obligation Refunding
                Bonds, State Credit Enhancement
                Program, 5.125%, due 2/1/20              1,260,480
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
GENERAL OBLIGATIONS--SCHOOL DISTRICTS (continued)

   1,000,000  St. Anthony, MN, Independent School
                District #282, General Obligation
                Bonds, State Credit Enhancement
                Program, Series B, 5.70%, due
                2/1/16                              $    1,017,870
   1,000,000  St. Paul, MN, Independent School
                District #625, Certificates of
                Participation, Series C, 5.50%,
                due 2/1/13                               1,010,730
   1,000,000  Todd Morrison & Stearns Counties,
                MN, Independent School District
                #2753, State Credit Enhancement
                Program, 5.00%, due 4/1/14                 972,250
   1,285,000  West St. Paul, MN, Independent
                School District #197, General
                Obligation Bonds, Capital
                Appreciation-School Building
                Project, MBIA insured, 0.00%,
                (5.90% effective yield), due
                2/1/08                                     706,108
                                                    --------------
                                                        12,276,239
                                                    --------------
HEALTH CARE REVENUE (24.7%)
     200,000  Bemidji, MN, Hospital Facilities,
                First Mortgage Revenue Bonds,
                North Country Health Services
                Project, Series 1991 A, 7.00%, due
                9/1/11, Prerefunded 9/1/01 at 102          226,020
   1,000,000  Brainerd, MN, Health Care Facilities
                Revenue Bonds, Benedictine
                Health-St. Joseph's Health Center,
                Series 1993 E, Connie Lee insured,
                6.00%, due 2/15/20                       1,028,920
     500,000  Duluth, MN, Economic Development
                Authority, Health Care Facilities
                Revenue Bonds, Benedictine Health
                System-St. Mary's Medical Center,
                Series 1993 C, Connie Lee insured,
                6.00%, due 2/15/12                         519,640

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

     500,000  Duluth, MN, Economic Development
                Authority, Hospital Facilities
                Revenue Bonds, St. Luke's Hospital
                of Duluth, Series B, Connie Lee
                insured, 6.40%, due 5/1/18          $      531,630
     690,000  Glencoe, MN, Hospital Revenue Bonds,
                6.625%, due 4/1/11                         699,895
   1,000,000  Hibbing, MN, Health Care Facilities
                Revenue Bonds, Duluth Clinic Ltd.,
                FSA insured, 5.50%, due 11/01/16         1,007,350
     750,000  Mankato, MN, Hospital Facilities
                Revenue Bonds, 1st
                Mortgage-Immanuel St. Joseph's
                Project, Series A, 6.30%, due
                8/1/22                                     770,550
   1,000,000  Minneapolis & St. Paul, MN, Housing
                & Redevelopment Authority Health
                Care System, Childrens Health Care
                Revenue Refunding Bonds, Series A,
                FSA insured, 5.70%, due 8/15/16          1,018,770
     500,000  Minneapolis & St. Paul, MN, Housing
                & Redevelopment Authority Health
                Care System, Health Care Revenue
                Refunding Bonds, Group Health
                Plan, Inc. Project, 6.75%, due
                12/1/13                                    547,835
     600,000  Minneapolis & St. Paul, MN, Housing
                and Redevelopment Authority Health
                Care System, Health Care Revenue
                Refunding Bonds, HealthOne
                Obligated Group Project, Series A,
                MBIA insured, 7.40%, due 8/15/11           668,430
     500,000  Minneapolis, MN, Health Care
                Facilities Revenue Bonds, Ebenezer
                Society Project, Series A, 7.20%,
                due 7/1/23                                 511,440
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
HEALTH CARE REVENUE (continued)

   1,000,000  Minneapolis, MN, Health Care
                Facilities Revenue Bonds, Fairview
                Hospital & Health Care, Series A,
                MBIA insured, 5.25%, due 11/15/13   $      980,730
     115,000  Red Wing, MN, Health Care Facilities
                Revenue Refunding Bonds, River
                Region Obligated Group, Series
                1993 B, 6.35%, due 9/1/07                  119,907
   1,000,000  Rochester, MN, Health Care
                Facilities Revenue Bonds, Mayo
                Medical Center, Series F, 6.25%,
                due 11/15/21                             1,057,370
     500,000  Waconia, MN, Housing and
                Redevelopment Authority Refunding
                Revenue Bonds, The Evangelical
                Lutheran Project, Series A, 5.85%,
                due 6/1/06                                 518,630
                                                    --------------
                                                        10,207,117
                                                    --------------
SINGLE FAMILY HOUSING REVENUE (5.5%)
   1,000,000  Minnesota Housing Finance Agency,
                Single Family Mortgage Revenue
                Bonds, Remarketed 8/12/92, 6.25%,
                due 1/1/15                               1,031,920
     675,000  St. Paul, MN, Housing &
                Redevelopment Authority, Single
                Family Mortgage Revenue Refunding
                Bonds, FNMA Mortgage Backed
                Securities Program, FNMA insured,
                6.25%, due 9/1/14, mandatory
                extraordinary redemption at 100
                3/1/07                                     702,392
     500,000  Vadnais Heights, MN, Single Family
                Housing Mortgage Revenue Refunding
                Bonds, 6.00%, due 11/1/09                  516,795
                                                    --------------
                                                         2,251,107
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)

MULTI-FAMILY HOUSING REVENUE (12.2%)
     200,000  Edina, MN, Health Care Facilities,
                Nursing Home Revenue Bonds,
                Volunteers of America Care
                Project, 7.75%, due 3/1/15          $      203,922
   1,000,000  Minneapolis & St. Paul, MN, Housing
                & Redevelopment Authority Health
                Care System, Healthspan, Series A,
                AMBAC insured, 5.00%, due 11/15/13         956,440
     640,000  Minnesota Housing Finance Agency,
                Housing Development Revenue Bonds,
                6.25%, due 2/1/20                          646,822
     550,000  Minnesota Housing Finance Agency,
                Housing Development Revenue Bonds,
                Series A, 6.85%, due 2/1/07                581,625
     700,000  Minnesota Housing Finance Agency,
                Multi-Family Housing Revenue
                Bonds, 6.375%, due 2/1/20                  707,560
     605,000  Minnesota Housing Finance Agency,
                Rental Housing Revenue Bonds,
                Series B, 6.25%, due 8/1/22                611,213
     500,000  Minnesota Housing Finance Agency,
                Rental Housing Revenue Bonds,
                Series D, MBIA insured, 5.90%, due
                8/1/15                                     510,690
     750,000  Moorhead, MN, Economic Development
                Authority, Multi-Family Revenue
                Bonds, Eventide Project, Series A,
                8.00%, due 9/1/11                          802,988
                                                    --------------
                                                         5,021,260
                                                    --------------
OTHER REVENUE (3.1%)
     250,000  Duluth, MN, Gross Revenue Bonds,
                Spirit Mountain Recreation Area,
                Series 1992, 6.40%, due 2/1/03             260,623
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
OTHER REVENUE (continued)

   1,000,000  Minnesota Iron Range Resources &
                Rehabilitation Gross Revenue
                Bonds, Giants Ridge Recreational
                Area, 7.25%, due 10/1/11            $    1,000,610
                                                    --------------
                                                         1,261,233
                                                    --------------
POLLUTION CONTROL REVENUE (6.4%)
     500,000  Cloquet, MN, Pollution Control
                Revenue Bonds, Potlatch
                Corporation Project, 5.90%, due
                10/1/26                                    505,390
     875,000  Minnesota Public Facilities
                Authority, Water Pollution Control
                Revenue Bonds, Series A, 6.50%,
                due 3/1/14                                 952,453
   1,000,000  Minnesota Public Facilities
                Authority, Water Pollution Control
                Revenue Bonds, Series A, 7.00%,
                due 3/1/05                               1,166,580
                                                    --------------
                                                         2,624,423
                                                    --------------
POWER REVENUE (7.3%)
   1,135,000  Northern Minnesota Municipal Power
                Agency, Electric System Revenue
                Bonds, Series A, 5.00%, due 1/1/21       1,044,779
   4,000,000  Southern Minnesota Municipal Power
                Agency, Power Supply System
                Revenue Refunding Bonds, MBIA
                insured, 0.00% (5.885% effective
                yield), due 1/1/25                         839,560
   1,000,000  Southern Minnesota Municipal Power
                Agency, Power Supply System
                Revenue Refunding Bonds, Series B,
                5.00%, due 1/1/13                          948,040

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               MINNESOTA TAX-FREE FUND (continued)
----------------------------------------------------

MUNICIPAL BONDS (continued)
POWER REVENUE (continued)

     200,000  Southern Minnesota Municipal Power
                Agency, Power Supply System
                Revenue Refunding Bonds, Series B,
                5.75%, due 1/1/18                   $      200,180
                                                    --------------
                                                         3,032,559
                                                    --------------

TOTAL MUNICIPAL BONDS (COST $38,582,638)                40,063,570
                                                    --------------
SHORT-TERM HOLDINGS (2.9%)
   1,215,907  Norwest Municipal Money Market Fund
                (cost $1,215,907)                        1,215,907
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $39,798,545)
                                                      $ 41,279,477
                                                    --------------
                                                    --------------
----------------------------------------------------
                    CONSERVATIVE BALANCED FUND
----------------------------------------------------

 STABLE INCOME FUND INVESTMENT STYLE (14.9%)
ASSET BACKED SECURITIES (3.5%)
     382,098  AFC Home Equity Loan Trust Series
                1995-2 A1, 7.44% variable rate,
                due 7/25/26                         $      385,583
     505,494  Bear Stearns Secured Investors
                Trust, Series 1991-2 H, 7.50%, due
                9/20/20                                    512,100
     123,750  General Motors Acceptance
                Corporation Grantor Trust, Series
                1992-F A, 4.50%, due 9/15/97               123,646
     226,705  General Motors Acceptance
                Corporation Grantor Trust, Series
                1993-B A, 4.00%, due 9/15/98               226,272
      26,976  Green Tree Financial Corporation,
                Series 1993-3 A2, 4.90%, due
                10/15/18                                    27,010
     500,000  Green Tree Financial Corporation,
                Series 1993-3 A3, 5.20%, due
                10/15/18                                   497,710
     161,273  Green Tree Financial Corporation,
                Series 1994-4 A1, 6.55%, due
                7/15/19                                    162,080
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

     337,163  Small Business Administration
                Adjustable Rate Pool 500806,
                6.75%, due 2/25/14                  $      342,221
     107,345  Small Business Administration
                Adjustable Rate Pool 501017,
                6.625%, due 9/25/14                        109,358
     259,554  Small Business Administration
                Adjustable Rate Pool 503249,
                8.125%, due 4/25/07                        270,585
     291,828  Small Business Administration
                Adjustable Rate Pool 503250,
                9.475%, due 3/25/09                        318,092
     248,313  Small Business Administration
                Adjustable Rate Pool 503398,
                8.625%, due 5/25/13                        271,282
     488,064  Small Business Administration
                Adjustable Rate Pool 503405,
                8.625%, due 5/25/13                        528,939
     498,507  Structured Asset Securities
                Corporation, Series 1996-C1 A,
                5.625% variable rate, 10/25/10             497,007
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $4,283,422)
                                                         4,271,885
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)
     900,000  Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98                  883,877
     475,113  Federal Home Loan Mortgage
                Corporation, 5.75%, due 1/15/08            462,541
     330,965  Federal Home Loan Mortgage
                Corporation, Series 1096 D, 7.00%,
                due 6/15/20                                332,971
     500,000  Federal Home Loan Mortgage
                Corporation, Series 1625, 5.50%,
                due 7/15/04                                497,865
     210,314  Federal National Mortgage
                Association Swap Trust, Series
                1994-1 A1, 5.7625% variable rate,
                due 10/1/04                                210,326

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     301,542  Maryland National Bank Mortgage
                Pass-thru Certificates, 9.50%, due
                10/15/20                            $      302,302
     310,333  MLCC Mortgage Investors, Inc.,
                Series 1994 B Class A1, 5.90%
                variable rate, due 12/15/19                311,111
     625,624  Resolution Trust Corporation, Series
                1992-7 A2D, 8.35%, due 6/25/29             633,765
     522,961  Resolution Trust Corporation, Series
                1992-18P A4, 6.45% variable rate,
                due 4/25/28                                522,319
     482,675  Resolution Trust Corporation, Series
                1992-C2 A2, 6.4375% variable rate
                due 10/25/21                               486,759
     930,346  Resolution Trust Corporation, Series
                1992-C3 A3, 6.5875% variable rate
                due 8/25/23                                932,699
     800,290  Resolution Trust Corporation, Series
                1992-M3 A4, 7.20% variable rate,
                7/25/30                                    809,637
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $6,347,368)                                            6,386,172
                                                    --------------
CORPORATE BONDS & NOTES (0.6%)
     300,000  Chrysler Financial Corporation,
                6.26%, due 7/20/98                         302,136
     500,000  Merrill Lynch CBO Series 1996 P1,
                6.105% variable rate, due 7/7/06           500,885
                                                    --------------
TOTAL CORPORATE BONDS & NOTES (COST $804,903)
                                                           803,021
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (0.4%)
     500,000  Federal Home Loan Bank, Structured
                Note, 4.65% variable rate, due
                3/11/98 (cost $486,910)                    493,301
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
MORTGAGE BACKED SECURITIES (1.7%)
     463,633  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 318464, 7.324%, due
                4/1/25                              $      477,787
     723,835  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 321051, 7.709%, due
                8/1/25                                     749,293
     460,995  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 331866, 5.841%, due
                12/1/25                                    472,660
     357,081  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 46698, variable
                rate 7.131%, due 12/1/15                   367,493
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $2,032,929)
                                                         2,067,233
                                                    --------------
MUNICIPAL BONDS (0.7%)
     330,000  LA County California Taxable Pension
                Obligation Bonds, Series D, MBIA
                County Guaranteed, 6.02%, due
                6/30/97                                    331,452
     500,000  Utah State School District Financial
                Corporation Revenue Bonds, 6.9%,
                due 2/15/10, Putable 8/14/98 at
                100                                        506,418
                                                    --------------

TOTAL MUNICIPAL BONDS (COST $847,830)                      837,870
                                                    --------------
RECEIVABLES BACKED SECURITIES (1.0%)
     269,884  Daimler-Benz Auto Grantor Trust,
                Series 1993-A A, 3.90%, due
                10/15/98                                   269,333
     453,224  First Merchants Grantor Trust,
                Series 1996-2 A, 6.85%, due
                11/15/01                                   456,166
     183,541  Honda Auto Receivables Grantor
                Trust, Series 1994-A A, 4.80%, due
                8/15/99                                    183,337

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

     336,513  The Money Store Home Equity Trust,
                Series 1996-B A12, 6.54%, due
                1/15/02                             $      339,701
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $1,238,208)                                            1,248,537
                                                    --------------
REPURCHASE AGREEMENTS (0.8%)
   1,013,885  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $1,014,362 (cost $1,013,885)(c)          1,013,885
                                                    --------------
U.S. TREASURY OBLIGATIONS (1.0%)
   1,250,000  U.S. Treasury Notes, 5.875%, due
                2/15/04 (cost $1,211,915)(b)             1,244,141
                                                    --------------
TOTAL STABLE INCOME FUND INVESTMENT STYLE (COST
  $18,267,370 )                                         18,366,045
                                                    --------------

 MANAGED FIXED INCOME INVESTMENT STYLE (15.3%)
ASSET BACKED SECURITIES (1.3%)
     400,000  Green Tree Financial Corporation,
                Series 1994-1 A4, 7.20%, due
                4/15/19                                    410,840
     600,000  Green Tree Financial Corporation,
                Series 1995-5 A5, 6.55%, due
                9/15/26                                    613,902
     515,719  Structured Asset Securities
                Corporation, 7.05%, due 11/25/07           526,453
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $1,509,365)
                                                         1,551,195
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.7%)
     308,031  CMC Securities Corporation II,
                Series 1993-2I A2, 7.13%, due
                9/25/23                                    311,646
     435,000  Federal Home Loan Mortgage
                Corporation, Series 1338 H, 7.00%,
                due 7/15/06                                442,747
     350,000  Federal Home Loan Mortgage
                Corporation, Series 1992 1374 B,
                7.00%, due 6/15/15                         351,183
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     144,887  Federal National Mortgage
                Association, Series 1991-45 Z,
                8.00%, due 5/25/98                  $      148,065
     480,752  L.F. Rothschild, 9.95%, due 8/1/17           532,594
     403,045  Resolution Trust Corporation, Series
                1992-4 A2, variable rate 7.65%,
                due 7/25/28                                412,687
     200,000  Resolution Trust Corporation, Series
                1995 1 class A2C, 7.50%, due
                10/25/28                                   202,719
   1,000,000  Residential Funding Mortgage
                Securities I, Series 1993-S15 A5,
                6.70%, due 4/25/08                       1,000,621
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $3,274,502)                                            3,402,262
                                                    --------------
CORPORATE BONDS & NOTES (7.3%)
     400,000  Applied Materials, 7.00%, due 9/6/05         407,846
     500,000  Cargill, Inc., 8.35%, due 2/12/11            549,647
     200,000  Charles Schwab Corporation, 6.25%,
                due 1/23/03                                197,547
     400,000  Chase Manhattan Corporation, 8.625%,
                due 5/1/02                                 440,366
     500,000  Chrysler Financial Corporation,
                5.375%, due 10/15/98                       495,625
     400,000  Citicorp, 9.50%, due 2/1/02                  454,628
     400,000  CIT Group Holdings, 6.15%, due
                12/15/02                                   398,812
     100,000  Coca Cola Bottling Co., 6.85%, due
                11/1/07                                     99,912
     400,000  Continental Bank, N.A. (a
                BankAmerica subsidiary), 11.25%,
                due 7/1/01                                 431,000
     250,000  Corestates Capital Corporation,
                5.875%, due 10/15/03                       241,518
     300,000  Dean Witter Discover, 6.25%, due
                3/15/00                                    301,051
     250,000  FBS Capital I, 8.09%, due 11/15/26           259,020
     200,000  Federal Express Corporation, 6.25%,
                due 4/15/98                                200,669
     200,000  Fina Oil & Chemical, 6.875%, due
                7/15/01                                    204,582

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     200,000  First Bank N.A., 6.00%, due 10/15/03  $      195,239
     200,000  Fletcher Challenge Cap Can, 7.75%,
                due 6/20/06                                212,306
     400,000  Heller Financial, 7.875%, due
                11/1/99                                    418,246
     250,000  International Lease Finance, 6.43%,
                due 3/1/00                                 253,014
     300,000  Lucent Technologies Inc, 6.90%, due
                7/15/01                                    308,780
     200,000  May Department Stores, 9.875%, due
                6/15/00                                    223,267
     100,000  Norcen Energy Resources, 7.375%, due
                5/15/06                                    104,025
     500,000  Paine Webber Group, Inc., 7.00%, due
                3/1/00                                     508,355
     250,000  Philips Electronics, 6.75, due
                8/15/03                                    252,164
     250,000  Potomac Capital Investment
                Corporation, 7.32%, due 4/14/00            256,535
     500,000  Reinsurance Group of America, 7.25%,
                due 4/1/06                                 513,125
     250,000  Royal Carribbean Cruises, 7.125%,
                due 9/18/02                                255,700
     300,000  Terra Nova Holdings, 10.75%, due
                7/1/05                                     341,890
     100,000  Texas Instrument, 6.875%, due
                7/15/00(b)                                 102,308
     500,000  Tyco International Ltd., 6.50%, due
                11/1/01                                    503,212
                                                    --------------
TOTAL CORPORATE BOND & NOTES (COST $8,872,722)
                                                         9,130,389
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (0.6%)
     700,000  Federal National Mortgage
                Association, 7.55% variable rate,
                due 7/23/97(b) (cost $658,294)             707,050
                                                    --------------
MORTGAGE BACKED SECURITIES (1.3%)
     250,000  Federal Home Loan Mortgage
                Corporation, Series 1832 D, 6.50%,
                due 6/15/08                                252,201
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

MORTGAGE BACKED SECURITIES (continued)

     502,873  Federal National Mortgage
                Association, Pool 342042, 7.307%
                variable rate due 6/1/25            $      518,178
     305,110  Federal National Mortgage
                Association, Pool 344689, 7.435%,
                due 11/1/25                                314,583
     500,000  Government National Mortgage
                Association, 7.00%, due 8/16/17            503,515
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $1,560,189)
                                                         1,588,477
                                                    --------------
RECEIVABLES BACKED SECURITIES (0.5%)
     300,000  Keystone/Lehman Title I Loan Trust
                1996-2, 7.45%, due 11/25/10                309,342
     300,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99         316,422
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $614,578)                                                625,764
                                                    --------------
U.S. TREASURY OBLIGATIONS (1.2%)
   1,000,000  U.S. Treasury Notes, 7.75%, due
                2/15/01                                  1,072,187
   1,750,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                    412,374
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,466,812)
                                                         1,484,561
                                                    --------------
ZERO COUPON SECURITIES (0.4%)
     500,000  Resolution Funding Corporation
                STRIP, due 4/15/00(b)(h) (cost
                $344,210)                                  412,820
                                                    --------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $18,300,672)                                          18,902,518
                                                    --------------

 POSITIVE RETURN INVESTMENT STYLE (14.9%)
ASSET BACKED SECURITIES (0.6%)
     702,361  Premier Auto Trust, 5.445% variable
                rate, due 9/6/98 (cost $702,361)           703,239
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
CERTIFICATES OF DEPOSIT (1.6%)
   1,000,000  Deutsche Bank, 5.62%, due 1/15/97     $      999,888
   1,000,000  Toronto Dominion Bank, 5.17%, due
                1/17/97                                    999,476
                                                    --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $1,996,853)
                                                         1,999,364
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (1.6%)
   1,000,000  Federal Farm Credit Bank, 5.40%
                variable rate, due 7/1/97                1,000,116
   1,000,000  Federal National Mortgage
                Association, 5.37% variable rate,
                due 6/11/97                                999,775
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $1,999,460)                                            1,999,891
                                                    --------------
CORPORATE BONDS & NOTES (0.6%)
     750,000  Morgan Guaranty Trust Company, 5.31%
                variable rate, due 8/21/98 (cost
                750,000)                                   750,488
                                                    --------------
RECEIVABLE BACKED SECURITIES (3.6%)
   1,133,334  Bombardier Receivables Master Trust
                I Series 1994-1 A, 5.60% variable
                rate, due 3/15/99                        1,133,674
   1,000,000  Carco Auto Loan Master Trust, Series
                1993-1 A, 5.7175% variable rate,
                due 1/18/00                              1,000,460
     937,500  Chevy Chase Master Credit Card
                Trust, variable rate 5.575%, due
                10/15/99                                   939,366
     311,929  IBM Credit Receivables Lease Asset
                Master Trust, Series 1993-1 A,
                4.55%, due 11/15/00                        310,204
   1,000,000  Signet Credit Card Master Trust,
                Series 1994-2 A, 5.535% variable
                rate, due 9/15/00                        1,000,260
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $4,383,050)                                            4,383,964
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (3.6%)
   4,433,012  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $4,435,099 (cost $4,433,012)(c)     $    4,433,012
                                                    --------------
U.S. TREASURY OBLIGATIONS (3.3%)
   2,400,000  U.S. Treasury Bills, 5.46% yield,
                due 1/9/97                               2,387,558
     700,000  U.S. Treasury Bonds, 6.25%, due
                8/15/23                                    680,093
     875,000  U.S. Treasury Bonds, 7.50%, due
                11/15/24                                   991,485
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,067,092)
                                                         4,059,136
                                                    --------------

TOTAL POSTIVE RETURN INVESTMENT STYLE (COST
  $18,331,828)                                          18,329,094
                                                    --------------

 TOTAL RETURN BOND INVESTMENT STYLE (14.9%)
GOVERNMENT AGENCY BOND & NOTES (0.8%)
     175,000  Federal Farm Credit Bank, 5.69%, due
                11/12/97                                   175,318
      75,000  Federal Home Loan Mortgage
                Corporation, 6.45%, due 6/4/99              75,946
     225,000  Federal National Mortgage
                Association, 5.375%, due 1/13/98           224,471
     200,000  Federal National Mortgage
                Association, 5.89%, due 11/13/98           200,527
     225,000  Federal National Mortgage
                Association, 5.92%, due 4/3/98             225,504
      90,000  Federal National Mortgage
                Association, 6.06%, due 10/2/97             90,000
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $990,330)                                                991,766
                                                    --------------
CORPORATE BONDS & NOTES (2.8%)
     500,000  AMR Corporation, 7.47%, due 1/28/97          501,371
     425,000  Chrysler Financial Corporation,
                8.125%, due 12/15/96                       425,314

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     550,000  General Motors Acceptance
                Corporation, Medium Term Notes,
                5.625%, due 10/19/98                $      547,829
     500,000  Houston Industries, Inc., 7.25%, due
                12/1/96                                    500,000
     180,000  McDermott International, Inc.,
                6.50%, due 4/23/98                         180,315
     275,000  McDermott International, Inc.,
                7.94%, due 6/25/97                         277,596
     200,000  National Rural Utilities
                Corporation, 9.64%, due 5/19/97            203,673
     500,000  Salomon, Inc., 5.34%, due 12/17/96           499,927
     280,000  USX Corporation, 8.875%, due 9/15/97         286,249
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $3,450,556)
                                                         3,422,274
                                                    --------------
MORTGAGE BACKED SECURITIES (1.7%)
     455,487  Government National Mortgage
                Association, Pool 352001, 6.50%,
                due 12/15/23                               446,677
     463,791  Government National Mortgage
                Association, Pool 354665, 6.50%,
                due 10/15/23                               454,821
     236,247  Government National Mortgage
                Association, Pool 354692, 6.50%,
                due 11/15/23                               231,678
     454,691  Government National Mortgage
                Association, Pool 376400, 6.50%,
                due 2/15/24                                445,564
     465,991  Government National Mortgage
                Association, Pool 780144, 7.00%,
                due 7/15/24                                466,424
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $1,948,431)
                                                         2,045,164
                                                    --------------
REPURCHASE AGREEMENTS (0.2%)
     306,242  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $306,386 (cost $306,242)(c)                306,242
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (9.4%)
      25,000  U.S. Treasury Bonds, 8.75%, due
                11/15/97                            $       31,836
   1,200,000  U.S. Treasury Bonds, 9.375%, due
                2/15/06                                  1,479,751
     450,000  U.S. Treasury Bonds, 6.875%, due
                5/15/06                                    475,734
     975,000  U.S. Treasury Bonds, 8.125%, due
                8/15/19                                  1,165,735
     600,000  U.S. Treasury Notes, 8.875%, due
                11/15/98                                   636,000
   1,025,000  U.S. Treasury Notes, 7.125%, due
                2/29/00                                  1,066,642
   1,375,000  U.S. Treasury Notes, 6.875%, due
                3/31/00                                  1,421,837
     400,000  U.S. Treasury Notes, 8.875%, due
                5/15/00                                    439,125
     250,000  U.S. Treasury Notes, 6.25%, due
                5/31/00                                    253,906
   1,450,000  U.S. Treasury Notes, 6.125%, due
                7/31/00                                  1,467,220
     975,000  U.S. Treasury Notes, 8.75%, due
                8/15/00                                  1,070,977
     250,000  U.S. Treasury Notes, 8.00%, due
                5/15/01                                    271,406
     375,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                    403,828
   1,750,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  1,391,765
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $11,628,004)
                                                        11,575,762
                                                    --------------

TOTAL RETURN BOND INVESTMENT STYLE (COST
  $18,323,563)                                          18,341,208
                                                    --------------

 INCOME EQUITY INVESTMENT STYLE (7.5%)
COMMON STOCKS (7.5%)
BUSINESS SERVICES (0.1%)
       4,500  Cognizant Corporation(a)                     155,250
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (0.5%)
       3,500  E.I. du Pont de Nemours & Company            329,875
       5,500  Morton International, Inc.                   222,063
                                                    --------------
                                                           551,938
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (0.4%)
       4,600  AT&T Corporation                      $      180,550
       5,600  GTE Corporation                              251,300
                                                    --------------
                                                           431,850
                                                    --------------
DEPOSITORY INSTITUTIONS (0.4%)
       3,500  First Bank System, Inc.(b)                   255,063
       2,700  J.P. Morgan & Company, Inc.                  254,813
                                                    --------------
                                                           509,876
                                                    --------------
EATING & DRINKING PLACES (0.1%)
       3,500  McDonald's Corporation                       163,625
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (0.7%)
       4,400  Consolidated Natural Gas Company             251,351
       1,900  FPL Group, Inc.                               87,638
       3,100  Pacific Gas & Electric Company(b)             74,788
       5,300  Public Service Enterprise Group,
                Inc.                                       151,712
       2,100  Texas Utilities Company                       82,950
       5,600  WMX Technologies, Inc.                       201,600
                                                    --------------
                                                           850,039
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (0.8%)
       2,600  Emerson Electric Company                     255,125
       2,600  General Electric Company                     270,400
       5,000  Honeywell, Inc.                              343,125
       1,491  Lucent Technologies, Inc.(b)                  76,413
                                                    --------------
                                                           945,063
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.1%)
       4,500  Dun & Bradstreet Corporation                 101,812
                                                    --------------
FOOD & KINDRED PRODUCTS (0.4%)
       5,600  PepsiCo, Inc.                                167,300
       2,100  Procter & Gamble Company                     228,375
       3,000  Sara Lee Corporation                         117,750
                                                    --------------
                                                           513,425
                                                    --------------
GENERAL MERCHANDISE STORES (0.4%)
       5,200  Dayton Hudson Corporation                    202,150
         300  J.C. Penney Company, Inc.(b)                  16,125
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
GENERAL MERCHANDISE STORES (continued)

       2,800  May Department Stores Company(a)      $      136,500
       2,600  Sears Roebuck and Company                    129,350
                                                    --------------
                                                           484,125
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.3%)
      13,300  Hewlett-Packard Company                      377,125
                                                    --------------
INSURANCE CARRIERS (0.1%)
       3,800  American General Corporation                 156,275
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.2%)
       3,000  Eastman Kodak Company                        243,000
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.4%)
       4,000  American Express Company                     209,000
       3,300  Transamerica Corporation                     261,937
                                                    --------------
                                                           470,937
                                                    --------------
OIL & GAS EXTRACTION (0.2%)
       2,500  Schlumberger, Ltd.                           260,000
                                                    --------------
PAPER & ALLIED PRODUCTS (0.2%)
       3,400  Minnesota Mining & Manufacturing
                Company                                    284,750
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.8%)
       1,300  Atlantic Richfield Company                   180,862
       3,200  Chevron Corporation                          214,400
       2,500  Exxon Corporation                            236,562
       1,400  Mobil Corporation                            169,400
       1,000  Royal Dutch Petroleum Company ADR            169,875
                                                    --------------
                                                           971,099
                                                    --------------
PHARMACEUTICAL PREPARATIONS (0.7%)
       3,600  American Home Products Corporation           231,300
       4,100  Johnson & Johnson                            217,812
       2,700  Merck & Company, Inc.(b)                     224,100
       4,900  Pfizer, Inc.                                 179,250
                                                    --------------
                                                           852,462
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.1%)
       5,600  Deluxe Corporation                           173,600
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

TOBACCO PRODUCTS (0.4%)
       3,500  American Brands, Inc.                 $      167,125
       4,500  Philip Morris Companies, Inc.                268,125
                                                    --------------
                                                           435,250
                                                    --------------
TRANSPORTATION EQUIPMENT (0.2%)
       2,000  United Technologies Corporation              280,500
                                                    --------------
TOTAL COMMON STOCKS (COST $5,802,776)                    9,212,001
                                                    --------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST
  $5,802,776)                                            9,212,001
                                                    --------------
 INDEX INVESTMENT STYLE (7.6%)
     250,843  Index Portfolio of Core Trust
                (Delaware)(k)                            9,326,647
                                                    --------------
TOTAL INDEX INVESTMENT STYLE (COST $5,531,945)           9,326,647
                                                    --------------

 LARGE COMPANY GROWTH INVESTMENT STYLE (7.5%)
COMMON STOCKS (7.3%)
AMUSEMENT & RECREATION SERVICES (0.1%)
       2,300  Walt Disney Company                          169,625
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.1%)
       1,900  Cintas Corporation                           115,425
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(0.3%)
       4,500  Home Depot, Inc.                             234,562
       4,400  Lowe's Companies, Inc.                       178,750
                                                    --------------
                                                           413,312
                                                    --------------
BUSINESS SERVICES (0.8%)
       2,900  DST Systems, Inc.(a)                          93,887
       4,300  Electronic Data Systems Corporation          208,012
      11,000  First Data Corporation(b)                    438,625
       3,500  Fiserv, Inc.(a)                              132,125
       2,100  Sungard Data Systems Inc.(a)                  88,200
                                                    --------------
                                                           960,849
                                                    --------------
COMPUTER SOFTWARE (0.5%)
       4,300  Microsoft Corporation(a)                     674,562
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (1.3%)
       5,500  Intel Corporation                     $      697,812
       4,456  Molex Inc., Class A                          157,074
       3,200  Motorola, Inc.                               177,200
       3,000  Solectron Corporation(a)(b)                  175,500
      11,300  Telfonaktiebolaget LM Ericsson,
                Series B, Sponsored ADR                    348,887
                                                    --------------
                                                         1,556,473
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES
(0.2%)
       2,500  Gartner Group, Inc.(b)                        91,250
       2,650  Paychex, Inc.                                141,775
                                                    --------------
                                                           233,025
                                                    --------------
FOOD & KINDRED PRODUCTS (0.3%)
       7,000  Coca-Cola Company                            357,875
                                                    --------------
HEALTH SERVICES (0.4%)
       6,850  Columbia/HCA Healthcare
                Corporation(b)                             274,000
       2,600  HBO & Company                                147,875
       1,200  IDEXX Laboratories, Inc.(a)                   42,000
                                                    --------------
                                                           463,875
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (0.4%)
       4,300  Franklin Resources, Inc.                     307,450
       5,400  T. Rowe Price                                195,075
                                                    --------------
                                                           502,525
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.6%)
       5,400  Cisco Systems Inc.(a)                        366,525
      13,300  Hewlett-Packard Company                      339,412
                                                    --------------
                                                           705,937
                                                    --------------
INSURANCE CARRIERS (0.4%)
       4,250  American International Group, Inc.           488,750
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.2%)
       4,600  Medtronic, Inc.                              304,175
                                                    --------------
MISCELLANEOUS RETAIL (0.5%)
       7,200  Autozone, Inc.                               177,300

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS RETAIL (continued)

       6,000  Office Depot, Inc.(a)                 $      117,000
       7,900  Petsmart, Inc.(a)(b)                         201,450
       7,300  Staples, Inc.(a)(b)                          144,175
                                                    --------------
                                                           639,925
                                                    --------------
PHARMACEUTICAL PREPARATIONS (0.3%)
       2,400  Amgen, Inc.(a)                               146,100
       4,900  Pfizer, Inc.                                 259,912
                                                    --------------
                                                           406,012
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (0.5%)
      15,800  Charles Schwab Corporation                   475,976
       2,700  Donaldson, Lufkin & Jenrette, Inc.            96,190
                                                    --------------
                                                           572,166
                                                    --------------
TOBACCO PRODUCTS (0.2%)
       4,500  Philip Morris Companies, Inc.                195,937
                                                    --------------
WHOLESALE TRADE--NONDURABLE GOODS (0.2%)
       3,500  Corporate Express, Inc.(a)(b)                 98,000
       2,900  Viking Office Products, Inc.(a)               90,806
                                                    --------------
                                                           188,806
                                                    --------------

TOTAL COMMON STOCKS (COST $6,100,651)                    8,949,254
                                                    --------------
REPURCHASE AGREEMENTS (0.2%)
     252,589  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $252,707 (cost $252,589)(c)                252,589
                                                    --------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $6,353,803)                                            9,201,843
                                                    --------------

 SMALL COMPANY GROWTH INVESTMENT STYLE (3.0%)
     104,206  Small Company Portfolio of Core
                Trust (Delaware)(k)                      3,703,551
                                                    --------------
SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $3,041,376)                                            3,703,551
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

 INTERNATIONAL INVESTMENT STYLE (4.4%)
     219,527  International Portfolio II of Core
                Trust (Delaware)(k)                 $    5,450,704
                                                    --------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST
  $4,707,399)                                            5,450,704
                                                    --------------

 SHORT MATURITY INVESTMENT STYLE (10.0%)
COMMERCIAL PAPER (2.5%)
     500,000  Apex Funding Corporation, 5.556%
                yield, due 4/30/97(d)                      499,945
     500,000  Anchor Funding Corporation, 5.649%
                yield, due 1/24/97(d)                      495,879
     558,000  Barton Capital Corporation, 5.37%,
                due 4/15/97(d)                             557,897
     500,000  Orix America, Inc., Industrial Bank
                of Japan Ltd. LOC, 4.30%, due
                2/27/97                                    493,377
     500,000  Tri-Lateral Capital, Inc., 5.495%
                yield, due 1/6/97(d)                       497,273
     500,000  Yamaha Motor Owner Trust, 5.423%
                yield, due 12/16/96(d)                     498,950
                                                    --------------

TOTAL COMMERCIAL PAPER (COST $3,020,794)                 3,043,321
                                                    --------------
CORPORATE BOND & NOTES (2.5%)
     500,000  Asset Backed Trust 1995 Series A-3,
                5.80% variable rate, due
                4/15/97(d)                                 500,010
     500,000  Bank America Corporation, 5.792%
                variable rate, due 5/4/00                  502,505
     500,000  Citicorp Medium Term Notes, Series
                A, 8.50%, due 2/11/97                      502,720
     500,000  Ford Motor Credit Medium Term Note,
                5.46% variable rate, due 6/13/97           499,768
     500,000  Province of Quebec, 8.78%, due
                3/30/98                                    518,393
     500,000  Unum Corporation, 6.53%, due 11/3/97         503,515
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $3,030,058)
                                                         3,026,911
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (1.0%)
     150,000  Federal Farm Credit Bank, 5.78%
                variable rate, due 11/19/97         $      150,569

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              CONSERVATIVE BALANCED FUND (continued)
----------------------------------------------------

GOVERNMENT AGENCY BONDS & NOTES (continued)

   1,000,000  Federal National Mortgage
                Association, 4.59% variable rate,
                due 2/25/98                                992,465
     100,000  Federal National Mortgage
                Association, 4.80% variable rate,
                due 6/4/09                                  99,424
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $1,232,434)                                            1,242,458
                                                    --------------
REPURCHASE AGREEMENTS (4.0%)
   4,982,654  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $4,985,000 (cost $4,982,654)(c)          4,982,654
                                                    --------------

TOTAL SHORT MATURITY INVESTMENT STYLE (COST
  $12,265,940)                                          12,295,344
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $110,926,672)
                                                      $123,128,955
                                                    --------------
                                                    --------------
----------------------------------------------------
                      MODERATE BALANCED FUND
----------------------------------------------------

 STABLE INCOME INVESTMENT STYLE (14.7%)
ASSET BACKED SECURITIES (2.1%)
     895,542  AFC Home Equity Loan Trust Series
                1995-2 A1, 7.1577% variable rate,
                due 7/25/26                         $      903,711
   1,083,200  Bear Stearns Secured Investors
                Trust, Series 1991-2 H, 7.50%, due
                9/20/20                                  1,097,357
     248,134  General Motors Acceptance
                Corporation Grantor Trust, Series
                1992-F A, 4.50%, due 9/15/97               247,926
     472,302  General Motors Acceptance
                Corporation Grantor Trust, Series
                1993-B A, 4.00%, due 9/15/98               471,400
   1,481,359  General Motors Acceptance
                Corporation, Series 1996 C1 A1,
                5.912% variable rate, due 10/15/28  $    1,481,359
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

ASSET BACKED SECURITIES (continued)

      74,933  Green Tree Financial Corporation,
                Series 1993-3 A2, 4.90%, due
                10/15/18                                    75,027
   1,660,000  Green Tree Financial Corporation,
                Series 1993-3 A3, 5.20%, due
                10/15/18                                 1,652,397
     318,936  Small Business Administration
                Adjustable Rate, Pool 500806,
                6.75%, due 2/25/14                         323,720
     107,345  Small Business Administration
                Adjustable Rate, Pool 501017,
                6.625%, due 9/25/14                        109,358
     192,416  Small Business Administration
                Adjustable Rate, Pool 503249,
                8.125%, due 4/25/07                        200,595
     291,827  Small Business Administration
                Adjustable Rate, Pool 503250,
                9.475%, due 3/25/09                        318,093
     248,313  Small Business Administration
                Adjustable Rate, Pool 503398,
                8.625%, due 5/25/13                        271,283
     488,063  Small Business Administration
                Adjustable Rate, Pool 503405,
                8.625%, due 5/25/13                        528,940
   1,495,519  Structured Asset Securities
                Corporation, Series 1996-C1 A,
                5.625% variable rate, 10/25/10           1,491,019
                                                    --------------

TOTAL ASSET BACKED SECURITIES (COST $9,164,677)
                                                         9,172,185
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATION (5.8%)
   2,350,000  Federal Home Loan Bank, Series
                DU-98, 4.597%, due 8/3/98(b)             2,307,900
   1,781,673  Federal Home Loan Mortgage
                Corporation, 5.75%, due 1/15/08          1,734,530
     827,412  Federal Home Loan Mortgage
                Corporation, Series 1096 D, 7.00%,
                due 6/15/20                                832,426
   1,000,000  Federal Home Loan Mortgage
                Corporation, Series 1625, 5.50%,
                due 7/15/04                         $      995,730

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATION (continued)

   2,000,000  Federal National Mortgage
                Association, Series 1993-214 D,
                5.25%, due 8/25/04                       1,977,670
   3,365,018  Federal National Mortgage
                Association Swap Trust, Series
                1994-1 A1, 5.8875% variable rate,
                due 10/1/04                              3,365,220
     672,389  Merrill Lynch Credit Corporation
                Mortgage Investors, Inc., Series
                1994-B A1, 5.8875% variable rate,
                due 12/15/19                               674,074
   1,077,305  Maryland National Bank Mortgage
                Pass-thru Certificates, 9.50%, due
                10/15/20                                 1,080,019
   1,668,329  Resolution Trust Corporation, Series
                1992-7 A2D, 8.35%, due 6/25/29           1,690,039
   1,275,650  Resolution Trust Corporation, Series
                1992-18P A4, 6.45% variable rate,
                due 4/25/28(d)                           1,274,086
   3,378,724  Resolution Trust Corporation, Series
                1992-C2 A2, 6.4375% variable rate,
                due 10/25/21                             3,407,312
   2,791,037  Resolution Trust Corporation, Series
                1992-C3 A3, 6.5875% variable rate,
                due 8/25/23                              2,798,095
     559,829  Resolution Trust Corporation, Series
                1992-CHF A2, 6.4675% variable
                rate, due 12/25/20                         560,107
   2,089,647  Resolution Trust Corporation, Series
                1992-M3 A4, 7.20% variable rate,
                due 7/25/30                              2,114,054
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $24,694,609)                                          24,811,262
                                                    --------------
CORPORATE BONDS & NOTES (0.7%)
   1,000,000  Chrysler Financial Corporation,
                6.26%, due 7/20/98                       1,007,119
   1,043,000  Lehman Brothers Holdings, 8.875%,
                due 11/1/98                              1,094,050
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

   1,000,000  Merrill Lynch CBO Series 1996 P1,
                6.105% variable rate, due 7/7/06    $    1,001,769
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $3,113,447)
                                                         3,102,938
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (1.2%)
   1,200,000  Federal Farm Credit Bank, Structured
                Note, 4.65% variable rate, due
                3/2/98                                   1,184,336
   2,000,000  Federal Home Loan Bank, 7.11%, due
                7/8/99(b)                                2,063,376
   1,000,000  Federal Home Loan Mortgage
                Corporation, Structured Note,
                4.65% variable rate, due 3/11/98           986,602
   1,000,000  Federal National Mortgage
                Association, 8.70%, due 6/10/99          1,067,975
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $5,255,975)                                            5,302,289
                                                    --------------
MORTGAGE BACKED SECURITIES (1.7%)
   1,586,150  Federal Home Loan Mortgage
                Corporation Adjustable Rate
                Mortgage, Pool 845151, 7.23%, due
                6/1/22                                   1,633,222
   1,687,472  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 220706, 7.629%, due
                6/1/23                                   1,746,681
   2,516,010  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 318464, 7.324%, due
                4/1/25                                   2,592,824
   1,170,218  Federal National Mortgage
                Association Adjustable Rate
                Mortgage, Pool 331866, 5.841%, due
                12/1/25                                  1,199,830
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $7,082,057)
                                                         7,172,557
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
MUNICIPAL BONDS (0.5%)
     885,000  LA County California Taxable Pension
                Obligation Bonds, Series D, MBIA
                County Guaranteed, 6.02%, due
                6/30/97                             $      888,894
   1,100,000  Utah State School District Financial
                Corporation Revenue Bonds, 6.90%,
                due 2/15/10, putable 8/14/98 at
                100                                      1,114,119
                                                    --------------

TOTAL MUNICIPAL BONDS (COST $2,024,226)                  2,003,013
                                                    --------------
RECEIVABLES BACKED SECURITIES (1.0%)
     461,734  Daimler-Benz Auto Grantor Trust,
                Series 1993-A A, 3.90%, due
                10/15/98                                   460,793
   1,133,059  First Merchants Grantor Trust,
                Series 1996-2 A, 6.85%, due
                11/15/01                                 1,140,416
   1,000,000  Signet Credit Card Master Trust,
                Series 1994-4 A, 6.80%, due
                12/15/00                                 1,010,580
   1,000,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99       1,054,740
     785,197  The Money Store Home Equity Trust,
                Series 1996-B A12, 6.54%, due
                1/15/02                                    792,634
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $4,428,302)                                            4,459,163
                                                    --------------
REPURCHASE AGREEMENTS (0.5%)
   1,191,989  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $1,192,550(c)                            1,191,989
   1,191,989  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $1,192,550(c)                            1,191,989
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $2,383,978)
                                                         2,383,978
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (1.2%)
   5,000,000  U.S. Treasury Note, 8.00%, due
                8/15/99 (cost $5,265,875)(b)        $    5,287,500
                                                    --------------

TOTAL STABLE INCOME INVESTMENT STYLE (COST
  63,413,146)                                           63,694,885
                                                    --------------

 MANAGED FIXED INCOME INVESTMENT STYLE (13.5%)
ASSET BACKED SECURITIES (0.3%)
   1,100,000  Green Tree Financial Corporation,
                Series 1994-1 A4, 7.20%, due
                4/15/19 (cost 1,128,531)                 1,129,810
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (3.0%)
   1,334,799  CMC Securities Corporation II,
                Series 1993-2I A2, 7.04285%
                variable rate, due 9/25/23               1,350,468
   1,781,673  Federal Home Loan Mortgage
                Corporation, 5.75%, due 1/15/08          1,734,531
   1,000,000  Federal Home Loan Mortgage
                Corporation, Pool 1634 PE, 5.75%,
                due 6/15/18                                991,937
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1338 H, 7.00%,
                due 7/15/06                                916,030
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1992 1374 B,
                7.00%, due 6/15/15                         903,043
     289,773  Federal National Mortgage
                Association, Series 1991-45 Z,
                8.00%, due 5/25/98                         296,131
     499,851  First Plus Home Loan Trust, Series
                1996-2 A6, 7.85%, due 8/20/13              524,423
     686,789  L.F. Rothschild, 9.95%, due 8/1/17           760,849
     862,451  Resolution Trust Corporation, Series
                1991-14 A1, 7.4373% variable rate,
                due 1/25/22                                872,843
     837,503  Resolution Trust Corporation, Series
                1991-M5 A, 9.00%, due 3/25/17              894,947

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     806,089  Resolution Trust Corporation, Series
                1992-4 A2, 7.52093% variable rate,
                due 7/25/28                         $      825,374
     600,000  Resolution Trust Corporation, Series
                1995-1 A2C, 7.50%, due 10/25/28            608,158
   2,100,000  Residential Funding Mortgage
                Securities I, Series 1993-S15 A5,
                6.70%, due 4/25/08                       2,101,302
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $12,455,325)                                          12,780,036
                                                    --------------
CORPORATE BONDS & NOTES (6.0%)
     850,000  Applied Materials, 7.00%, due 9/6/05         866,671
     500,000  Allied-Signal, 9.875%, due 6/1/02            581,341
   1,100,000  Cargill, Inc., 8.35%, due 2/12/11(d)       1,209,223
     600,000  Charles Schwab Corporation, 6.25%,
                due 1/23/03                                592,640
   1,000,000  Chase Manhattan Corporation, 8.625%,
                due 5/1/02                               1,100,918
   1,100,000  Chrysler Financial Corporation,
                5.375%, due 10/15/98                     1,090,375
   1,000,000  Citicorp, 9.50%, due 2/1/02                1,136,572
     800,000  CIT Group Holdings, 6.15%, due
                12/15/02                                   797,623
     500,000  Coca Cola Bottling Co., 6.85%, due
                11/1/07                                    499,560
     800,000  Continental Bank, N.A.(a BankAmerica
                subsidiary), 11.25%, due 7/1/01            862,000
     650,000  Corestates Capital Corporation,
                5.875%, due 10/15/03                       627,948
     650,000  Dean Witter Discover, 6.25%, due
                3/15/00                                    652,276
     450,000  Federal Express Corporation, 6.25%,
                due 4/15/98                                451,506
     350,000  Fina Oil & Chemical, 6.875%, due
                7/15/01                                    358,019
     600,000  Fletcher Challenge Cap Can, 7.75%,
                due 6/20/06                                636,918
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     500,000  FBS Capital I, 8.09%, due
                11/15/26(d)                         $      518,040
     800,000  Heller Financial, 7.875%, due
                11/1/99                                    837,000
     625,000  International Lease Finance, 6.43%,
                due 3/1/00                                 632,537
     750,000  Lehman Brothers Holdings, 8.80%, due
                3/1/15                                     863,123
     500,000  LG-Caltex Oil, 7.875% variable rate,
                due 7/1/06(d)                              522,666
     850,000  Lucent Technologies Inc., 6.90%, due
                7/15/01                                    874,879
     600,000  May Department Stores, 9.875%, due
                6/15/00                                    669,800
     500,000  Norcen Energy Resources, 7.375%, due
                5/15/06                                    520,125
   1,100,000  Paine Webber Group, Inc., 7.00%, due
                3/1/00                                   1,118,381
     500,000  Parker Hannifin Corporation, 7.30%,
                due 5/15/11                                526,919
     900,000  Philips Electronics, 6.75, due
                8/15/03                                    907,790
     750,000  Potomac Capital Investment
                Corporation, 7.32% variable rate,
                due 4/14/00(d)                             769,604
   1,000,000  Reinsurance Group of America, 7.25%
                variable rate, due 4/1/06(d)             1,026,250
     500,000  Royal Caribbean Cruises, 7.125%, due
                9/18/02                                    511,399
     625,000  Terra Nova Holdings, 10.75%, due
                7/1/05                                     712,273
     400,000  Texas Instrument, 6.875%, due
                7/15/00(b)                                 409,231
   1,000,000  Tyco International Ltd., 6.50% due
                11/1/01                                  1,006,423
     600,000  Weatherford Enterra, 7.25%, due
                5/15/06                                    622,300
   1,000,000  Whitman Corporation, 7.29%, 9/15/26        1,047,507
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $24,792,193)
                                                        25,559,837
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (0.3%)
   1,400,000  Federal National Mortgage
                Association, 7.54635% inverse
                floater, due 7/23/97(g) (cost
                $1,316,588)(b)                      $    1,414,100
                                                    --------------
MORTGAGE BACKED SECURITIES (1.1%)
     966,134  Federal Home Loan Mortgage
                Corporation Adjustable Rate
                Mortgage, Pool 605429, 7.094%, due
                2/1/15                                     991,178
     179,047  Federal National Mortgage
                Association, 9.20%, due 3/25/18            193,448
     686,497  Federal National Mortgage
                Association, Pool 344689, 7.435%,
                due 11/1/25                                707,811
   1,943,579  Federal National Mortgage
                Association, Pool 356114, 5.742%
                variable rate, due 9/1/26                1,991,867
   1,000,000  Government National Mortgage
                Association, 7.00%, due 8/16/17          1,007,030
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $4,806,974)
                                                         4,891,334
                                                    --------------
RECEIVABLES BACKED SECURITIES (0.5%)
   1,000,000  First Merchants Auto Receivables
                Corporation, Series 1996-A, Class
                A2, Private Placement, 6.70%. due
                7/17/00(d)                               1,008,662
     500,000  Keystone/Lehman Title I Loan Trust
                1996-2, 7.45%, due 11/25/10                515,570
     750,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99         791,055
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $2,285,312)                                            2,315,287
                                                    --------------
REPURCHASE AGREEMENTS (0.4%)
     855,733  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $856,136(c)                                855,733

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

REPURCHASE AGREEMENTS (continued)

     855,733  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $856,136(c)                         $      855,733
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $1,711,466)
                                                         1,711,466
                                                    --------------
U.S. TREASURY OBLIGATIONS (1.7%)
   4,000,000  U.S. Treasury Notes, 6.25%, due
                8/31/00                                  4,063,748
   2,000,000  U.S. Treasury Notes, 7.50%, due
                11/15/01                                 2,141,250
   1,200,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  1,237,124
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $7,402,312)
                                                         7,442,122
                                                    --------------
ZERO COUPON SECURITIES (0.2%)
   1,000,000  Resolution Funding Corporation
                STRIP, principal only, due
                4/15/00(b)(h) (cost $688,420)              825,640
                                                    --------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE (COST
  $56,587,121)                                          58,069,632
                                                    --------------

 POSITIVE RETURN INVESTMENT STYLE (13.6%)
ASSET BACKED SECURITIES (0.2%)
     914,596  Navistar Financial Corporation Owner
                Trust, Series 1995-B A2, 5.94%,
                due 10/15/98 (cost $914,581)               919,828
                                                    --------------
CERTIFICATES OF DEPOSIT (1.0%)
   2,250,000  Deutsche Bank, 5.62%, due 1/15/97          2,249,748
   2,000,000  Toronto Dominion Bank, 5.17%, due
                1/17/97                                  1,998,952
                                                    --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $4,243,825)
                                                         4,248,700
                                                    --------------
CORPORATE BONDS & NOTES (0.5%)
   2,000,000  Morgan Guaranty Trust Co., 5.31%
                variable rate, due 8/21/98 (cost
                $2,000,000)                              2,001,302
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (1.1%)
   2,100,000  Federal Farm Credit Bank, 5.40%
                variable rate, due 7/1/97           $    2,100,243
   2,750,000  Federal National Mortgage
                Association, 5.38% variable rate,
                due 6/11/97                              2,749,381
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $4,848,552)                                            4,849,624
                                                    --------------
RECEIVABLES BACKED SECURITIES (2.5%)
   2,266,667  Bombardier Receivables Master Trust
                I, Series 1994-1 A, 5.60% variable
                rate, due 3/15/99                        2,267,347
   1,750,000  Carco Auto Loan Master Trust, Series
                1993-1 A, 5.7175% variable rate,
                due 1/18/00                              1,750,805
   1,406,250  Chevy Chase Master Credit Card
                Trust, 5.575% variable rate, due
                10/15/99                                 1,409,048
   1,000,000  First USA Credit Card Master Trust,
                Series 1993-1 A, 5.675% variable
                rate, due 2/15/00                        1,003,390
   1,750,000  First USA Credit Card Master Trust,
                Series 1994-5 A, 5.515% variable
                rate, due 4/17/00                        1,753,063
     655,050  IBM Credit Receivables Lease Asset
                Master Trust, Series 1993-1 A,
                4.55%, due 11/15/00                        651,428
   1,750,000  Signet Credit Card Master Trust,
                Series 1994-2 A, 5.535% variable
                rate, due 9/15/00                        1,750,455
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $10,579,126)                                          10,585,536
                                                    --------------
REPURCHASE AGREEMENTS (4.7%)
   9,972,047  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $9,976,741(c)                            9,972,047

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

REPURCHASE AGREEMENTS (continued)

   9,972,047  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $9,976,741(c)                       $    9,972,047
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $19,944,094)
                                                        19,944,094
                                                    --------------
U.S. TREASURY OBLIGATIONS (3.6%)
   6,000,000  U.S. Treasury Bills, 5.45% yield,
                due 1/9/97                               5,968,896
   6,000,000  U.S. Treasury Notes, 7.50%, due
                12/31/96                                 6,013,122
   1,500,000  U.S. Treasury Bonds, 7.125%, due
                2/15/23                                  1,621,406
     150,000  U.S. Treasury Bonds, 6.25%, due
                8/15/23                                    145,734
   1,325,000  U.S. Treasury Bonds, 7.50%, due
                11/15/24                                 1,501,390
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $15,213,235)
                                                        15,250,548
                                                    --------------

TOTAL POSITIVE RETURN INVESTMENT STYLE (COST
  $57,743,413)                                          57,799,632
                                                    --------------

 TOTAL RETURN BOND INVESTMENT STYLE (13.5%)
CORPORATE BONDS & NOTES (1.9%)
   1,000,000  AMR Corporation, 7.47%, due 1/28/97        1,002,742
   1,025,000  Chrysler Financial Corporation,
                8.125%, due 12/15/96                     1,025,757
   1,350,000  General Motors Acceptance
                Corporation Medium Term Note,
                5.625%, due 10/19/98                     1,344,670
   1,250,000  Houston Industries, Inc., 7.25%, due
                12/1/96                                  1,250,000
     250,000  Limited, Inc., 8.875%, due 8/15/99           263,940
     500,000  McDermott International, Inc.,
                6.50%, due 4/23/98                         500,875
     750,000  McDermott International, Inc.,
                7.94%, due 6/25/97                         757,080
     500,000  National Rural Utilities
                Corporation, 9.64%, due 5/19/97            509,184
     900,000  Salomon Inc., 5.37%, due 12/17/96            899,878

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     675,000  USX Corporation, 8.875%, due 9/15/97  $      690,064
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $8,314,743)
                                                         8,244,190
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (0.8%)
     500,000  Federal Farm Credit Bank, 5.69%, due
                11/12/97                                   500,911
     620,000  Federal National Mortgage
                Association, 6.06%, due 10/2/97            620,000
     600,000  Federal National Mortgage
                Association, 5.375%, due 1/13/98           598,588
     575,000  Federal National Mortgage
                Association, 5.92%, due 4/3/98             576,287
   1,000,000  Federal National Mortgage
                Association, 5.89%, due 11/13/98         1,002,637
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $3,296,293)                                            3,298,423
                                                    --------------
MORTGAGE BACKED SECURITIES (1.2%)
   1,214,631  Government National Mortgage
                Association, Pool 352001, 6.50%,
                due 12/15/23                             1,191,138
   1,148,435  Government National Mortgage
                Association, Pool 354665, 6.50%,
                due 10/15/23                             1,126,223
     579,879  Government National Mortgage
                Association, Pool 354692, 6.50%,
                due 11/15/23                               568,665
   1,125,900  Government National Mortgage
                Association, Pool 376400, 6.50%,
                due 2/15/24                              1,103,303
   1,198,263  Government National Mortgage
                Association, Pool 780144, 7.00%,
                due 7/15/24                              1,199,376
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $4,943,457)
                                                         5,188,705
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (0.2%)
     328,685  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $328,840(c)                         $      328,685
     328,685  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $328,840(c)                                328,685
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $657,370)
                                                           657,370
                                                    --------------
U.S. TREASURY OBLIGATIONS (9.4%)
     250,000  U.S. Treasury Notes, 7.875%, due
                4/15/98                                    257,812
   1,325,000  U.S. Treasury Notes, 8.25%, due
                7/15/98                                  1,380,070
     600,000  U.S. Treasury Notes, 5.875%, due
                8/15/98                                    603,000
   2,250,000  U.S. Treasury Notes, 8.875%, due
                11/15/98                                 2,385,000
     675,000  U.S. Treasury Notes, 6.875%, due
                7/31/99                                    694,828
   1,700,000  U.S. Treasury Notes, 8.50%, due
                2/15/00                                  1,836,530
   2,550,000  U.S. Treasury Notes, 7.125%, due
                2/29/00                                  2,653,593
   3,475,000  U.S. Treasury Notes, 6.875%, due
                3/31/00                                  3,593,366
   1,000,000  U.S. Treasury Notes, 8.875%, due
                5/15/00                                  1,097,812
   2,875,000  U.S. Treasury Notes, 6.25%, due
                5/31/00                                  2,919,921
   2,900,000  U.S. Treasury Notes, 6.125%, due
                7/31/00                                  2,934,437
   2,425,000  U.S. Treasury Notes, 8.75%, due
                8/15/00                                  2,663,710
   3,150,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                  3,392,157
     500,000  U.S. Treasury Notes, 6.50%, due
                5/15/05                                    515,469
   3,300,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  3,402,093
     425,000  U.S. Treasury Bonds, 8.75%, due
                11/15/97                                   541,210
   3,025,000  U.S. Treasury Bonds, 9.375%, due
                2/15/06                                  3,730,204

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

   2,150,000  U.S. Treasury Bonds, 6.875%, due
                5/15/06                             $    2,272,952
   1,175,000  U.S. Treasury Bonds, 7.50%, due
                11/15/16                                 1,314,897
   1,725,000  U.S. Treasury Bonds, 8.125%, due
                8/15/19                                  2,062,454
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $40,369,519)
                                                        40,251,515
                                                    --------------
TOTAL RETURN BOND INVESTMENT STYLE (COST
  $57,581,382)                                          57,640,203
                                                    --------------

 INCOME EQUITY INVESTMENT STYLE (11.3%)
COMMON STOCKS (11.2%)
BUSINESS SERVICES (0.2%)
      22,800  Cognizant Corporation(a)                     786,600
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (0.6%)
      18,700  E.I. du Pont de Nemours & Company          1,762,475
      24,900  Morton International, Inc.                 1,005,337
                                                    --------------
                                                         2,767,812
                                                    --------------
COMMUNICATIONS (0.6%)
      31,200  AT&T Corporation                           1,224,600
      27,400  GTE Corporation                            1,229,575
                                                    --------------
                                                         2,454,175
                                                    --------------
DEPOSITORY INSTITUTIONS (0.6%)
      17,000  First Bank System, Inc.(b)                 1,238,875
      14,200  J.P. Morgan & Company, Inc.                1,340,125
                                                    --------------
                                                         2,579,000
                                                    --------------
EATING & DRINKING PLACES (0.2%)
      17,400  McDonald's Corporation(b)                    813,450
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (0.9%)
      18,700  Consolidated Natural Gas Company           1,068,237
       9,400  FPL Group, Inc.                              433,575
      17,000  Pacific Gas and Electric Company(b)          410,125
      21,000  Public Service Enterprise Group,
                Inc.                                       601,125
      10,200  Texas Utilities Company                      402,900
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS, & SANITARY SERVICES (continued)

      28,800  WMX Technologies, Inc.                $    1,036,800
                                                    --------------
                                                         3,952,762
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (1.2%)
      11,500  Emerson Electric Company                   1,128,454
      15,800  General Electric Company                   1,643,200
      27,000  Honeywell, Inc.                            1,852,875
       8,166  Lucent Technologies, Inc.(b)                 418,507
                                                    --------------
                                                         5,043,036
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.2%)
      30,800  Dun & Bradstreet Corporation                 696,850
                                                    --------------
FOOD & KINDRED PRODUCTS (0.6%)
      30,000  PepsiCo, Inc.                                896,250
      11,900  Procter & Gamble Company                   1,294,125
       9,000  Sara Lee Corporation                         353,250
                                                    --------------
                                                         2,543,625
                                                    --------------
GENERAL MERCHANDISE STORES (0.6%)
      26,100  Dayton Hudson Corporation                  1,014,637
       5,400  J.C. Penney Company, Inc.(b)                 290,250
      15,700  May Department Stores Company(a)             765,375
      13,680  Sears Roebuck and Company                    680,580
                                                    --------------
                                                         2,750,842
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.5%)
      38,000  Hewlett-Packard Company                    2,047,250
                                                    --------------
INSURANCE CARRIERS (0.2%)
      18,000  American General Corporation                 740,250
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.3%)
      15,200  Eastman Kodak Company                      1,231,200
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.5%)
      21,000  American Express Company                   1,097,250
      15,600  Transamerica Corporation                   1,238,250
                                                    --------------
                                                         2,335,500
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

OIL & GAS EXTRACTION (0.4%)
      14,750  Schlumberger, Ltd.                    $    1,534,000
                                                    --------------
PAPER & ALLIED PRODUCTS (0.4%)
      18,000  Minnesota Mining & Manufacturing
                Company                                  1,507,500
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.1%)
       4,900  Atlantic Richfield Company                   681,712
      14,900  Chevron Corporation                          998,300
      13,500  Exxon Corporation                          1,277,437
       7,400  Mobil Corporation                            895,400
       5,400  Royal Dutch Petroleum Company ADR            917,325
                                                    --------------
                                                         4,770,174
                                                    --------------
PHARMACEUTICAL PREPARATIONS (1.0%)
      16,000  American Home Products Corporation         1,028,000
      18,000  Johnson & Johnson(b)                         956,250
      12,000  Merck & Company, Inc.(b)                     996,000
      13,000  Pfizer, Inc.                               1,165,128
                                                    --------------
                                                         4,145,378
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.2%)
      27,400  Deluxe Corporation                           849,400
                                                    --------------
TOBACCO PRODUCTS (0.5%)
      17,400  American Brands, Inc.                        830,850
      12,500  Philip Morris Companies, Inc.              1,289,070
                                                    --------------
                                                         2,119,920
                                                    --------------
TRANSPORTATION EQUIPMENT (0.4%)
      11,900  United Technologies Corporation            1,668,975
                                                    --------------

TOTAL COMMON STOCK (COST $29,610,043)                   47,337,699
                                                    --------------
REPURCHASE AGREEMENTS (0.1%)
     121,224  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $121,281(c)                                121,224
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

REPURCHASE AGREEMENTS (continued)

     121,224  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $121,281(c)                         $      121,224
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $242,448)
                                                           242,448
                                                    --------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST
  $29,852,491)                                          47,580,147
                                                    --------------

 INDEX INVESTMENT STYLE (11.2%)
   1,289,890  Index Portfolio of Core Trust
                (Delaware)(l)                           47,960,644
                                                    --------------

TOTAL INDEX INVESTMENT STYLE (COST $30,485,841)
                                                        47,960,644
                                                    --------------

 LARGE COMPANY GROWTH INVESTMENT STYLE (11.1%)
COMMON STOCKS (11.0%)
AMUSEMENT & RECREATION SERVICES (0.2%)
      11,600  Walt Disney Company                          855,502
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.2%)
      12,200  Cintas Corporation(b)                        741,152
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(0.5%)
      24,900  Home Depot, Inc.                           1,297,914
      20,300  Lowe's Companies, Inc.                       824,689
                                                    --------------
                                                         2,122,603
                                                    --------------
BUSINESS SERVICES (2.2%)
      14,600  DST Systems, Inc.(a)                         472,675
      21,900  Electronic Data Systems Corporation        1,059,412
      56,600  First Data Corporation(b)                  2,256,925
      18,800  Fiserv, Inc.(a)                              709,700
      12,700  HBO & Company                                722,312
      22,700  Microsoft Corporation(a)                   3,561,062
      11,800  Sungard Data Systems, Inc.(a)(b)             495,600
                                                    --------------
                                                         9,277,686
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (1.9%)
      28,400  Intel Corporation                          3,603,250
      24,243  Molex Inc., Class A                          854,565

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      15,200  Motorola, Inc.                        $      841,700
      16,600  Solectron Corporation(a)(b)                  971,100
      55,500  Telfonaktiebolaget LM Ericsson,
                Series B Sponsored ADR                   1,713,562
                                                    --------------
                                                         7,984,177
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.3%)
      12,500  Gartner Group, Inc.                          456,250
      15,375  Paychex, Inc.                                822,562
                                                    --------------
                                                         1,278,812
                                                    --------------
FOOD & KINDRED PRODUCTS (0.4%)
      36,600  Coca-Cola Company                          1,871,175
                                                    --------------
HEALTH SERVICES (0.4%)
      34,050  Columbia/HCA Healthcare
                Corporation(b)                           1,362,000
       6,300  IDEXX Laboratories, Inc.(a)                  220,500
                                                    --------------
                                                         1,582,500
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (0.6%)
      22,600  Franklin Resources, Inc.                   1,615,900
      28,600  T. Rowe Price                              1,033,175
                                                    --------------
                                                         2,649,075
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.9%)
      30,500  Cisco Systems Inc.(a)                      2,070,187
      33,100  Hewlett-Packard Company                    1,783,262
                                                    --------------
                                                         3,853,449
                                                    --------------
INSURANCE CARRIERS (0.6%)
      21,600  American International Group, Inc.         2,484,000
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.4%)
      24,200  Medtronic, Inc.                            1,600,225
                                                    --------------
MISCELLANEOUS RETAIL (0.7%)
      36,900  Autozone, Inc.(a)                            908,662
      39,700  Petsmart, Inc.(a)(b)                       1,012,350
      37,900  Staples, Inc.(a)(b)                          748,525
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS RETAIL (continued)

      16,700  Viking Office Products, Inc.(a)       $      522,918
                                                    --------------
                                                         3,192,455
                                                    --------------
PHARMACEUTICAL PREPARATIONS (0.5%)
      11,500  Amgen, Inc.(a)                               700,062
      16,300  Pfizer, Inc.                               1,460,887
                                                    --------------
                                                         2,160,949
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (0.7%)
      79,800  Charles Schwab Corporation                 2,403,975
      13,700  Donaldson, Lufkin & Jenrette, Inc.           488,062
                                                    --------------
                                                         2,892,037
                                                    --------------
TOBACCO PRODUCTS (0.2%)
      10,100  Philip Morris Companies, Inc.              1,041,564
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.3%)
      19,900  Corporate Express, Inc.(a)(b)                557,200
      31,300  Office Depot, Inc.(a)                        610,350
                                                    --------------
                                                         1,167,550
                                                    --------------

TOTAL COMMON STOCKS (COST $30,463,666)                  46,754,911
                                                    --------------
REPURCHASE AGREEMENTS (0.1%)
     199,808  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $199,902(c)                                199,808
     199,808  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                199,902(c)                                 199,808
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $399,616)
                                                           399,616
                                                    --------------

TOTAL LARGE COMPANY GROWTH STYLE (COST 30,868,639)
                                                        47,154,527
                                                    --------------

 SMALL COMPANY GROWTH INVESTMENT STYLE (4.4%)
     529,436  Small Company Portfolio of Core
                Trust (Delaware)(l)                     18,817,362
                                                    --------------

TOTAL SMALL COMPANY INVESTMENT STYLE (COST
  $16,144,456)                                          18,817,362
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                MODERATE BALANCED FUND (continued)
----------------------------------------------------
 INTERNATIONAL INVESTMENT STYLE (6.5%)
   1,120,192  International Portfolio II of Core
                Trust (Delaware)(l)                 $   27,813,712
                                                    --------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST
  $24,537,476)                                          27,813,712
                                                    --------------

 OTHER INVESTMENT STYLE (0.2%)
REPURCHASE AGREEMENTS (0.2%)
     536,517  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $536,770(c)                                536,517
     536,516  Chase Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $536,781(c)                                536,516
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $1,073,033)
                                                         1,073,033
                                                    --------------

TOTAL OTHER INVESTMENT STYLE (COST $1,073,033)           1,073,033
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $368,286,998)
                                                      $427,603,777
                                                    --------------
                                                    --------------
----------------------------------------------------
                       GROWTH BALANCED FUND
----------------------------------------------------

 MANAGED FIXED INCOME INVESTMENT STYLE (10.7%)
ASSET BACKED SECURITIES (0.3%)
   1,200,000  Green Tree Financial Corporation,
                Series 1994-1 A4, 7.20%, due
                4/15/19 (cost $1,221,376)           $    1,232,520
                                                    --------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.0%)
   1,334,799  CMC Securities Corporation II,
                Series 1993-2I A2, 7.134639%, due
                9/25/23                                  1,350,468
     661,930  Federal Home Loan Mortgage
                Corporation, Series 1096 D, 7.00%,
                due 6/15/20                                661,102
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1338 H, 7.00%,
                due 7/15/06                                916,029
     900,000  Federal Home Loan Mortgage
                Corporation, Series 1992 1374 B,
                7.00%, due 6/15/15                         903,042

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

     217,330  Federal National Mortgage
                Association, Series 1991-45 Z,
                8.00%, due 5/25/98                  $      222,098
     499,852  First Plus Home Loan Trust, Series
                1996-2 A6, 7.85%, due 8/20/13              524,424
     686,789  L.F. Rothschild, 9.95%, due 8/1/17           760,850
   1,600,000  Residential Funding Mortgage
                Securities I, Series 1993-S15 A5,
                6.70%, due 4/25/08                       1,600,992
     753,753  Resolution Trust Corporation, Series
                1991-M5 A, 9.00%, due 3/25/17              805,453
     806,089  Resolution Trust Corporation, Series
                1992-4 A2, 7.65% variable rate,
                due 7/25/28                                825,375
     600,000  Resolution Trust Corporation, Series
                1995-1 A2C, 7.50%, due 10/25/28            608,156
                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST
  $8,915,918)                                            9,177,989
                                                    --------------
CORPORATE BONDS & NOTES (5.1%)
     850,000  Applied Materials, 7.00%, due 9/6/05         866,672
     750,000  Associates Corporation of North
                America, 7.25%, due 9/1/99                 773,066
   1,000,000  Cargill, Inc., 8.35%, due 2/12/11(d)       1,099,294
     600,000  Charles Schwab Corporation, 6.25%,
                due 1/23/03                                592,640
   1,000,000  Chase Manhattan Corporation, 8.625%,
                due 5/1/02                               1,100,917
   1,100,000  Chrysler Financial Corporation,
                5.375%, due 10/15/98                     1,090,375
   1,000,000  Citicorp, 9.50%, due 2/1/02                1,136,571
     800,000  City Group Holdings, 6.15%, due
                12/15/02                                   797,623
     400,000  Coca Cola Bottling Co., 6.85%, due
                11/1/07                                    399,648
     800,000  Continental Bank, N.A.(a BankAmerica
                subsidiary), 11.25%, due 7/1/01            862,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     600,000  Corestates Capital Corporation,
                5.875%, due 10/15/03                $      579,644
     650,000  Dean Witter Discover, 6.25%, due
                3/15/00                                    652,276
     500,000  El Paso Natural Gas, 7.75%, due
                1/15/02                                    527,486
     500,000  FBS Capital I, 8.09%, due
                11/15/26(d)                                518,041
     450,000  Federal Express Corporation, 6.25%,
                due 4/15/98                                451,506
     350,000  Fina Oil & Chemical, 6.875%, due
                7/15/01,due 7/16/01                        358,019
     600,000  Fletcher Challenge Cap Can, 7.75%,
                due 6/20/06(b)                             636,919
     800,000  Heller Financial, 7.875%, due
                11/1/99                                    837,000
     500,000  International Lease Finance, 6.43%,
                due 3/1/00                                 506,030
     750,000  Lehman Brothers Holdings, 8.80%, due
                3/1/15                                     863,123
     850,000  Lucent Technologies Inc, 6.90%, due
                7/15/01,                                   874,879
     600,000  May Department Stores, 9.875%, due
                6/15/00                                    669,800
     400,000  Norcen Energy Resources, 7.375%, due
                5/15/6                                     416,100
   1,000,000  Paine Webber Group, Inc., 7.00%, due
                3/1/00                                   1,016,710
     759,000  Philips Electronics, 6.75, due
                8/15/03                                    765,569
     500,000  Potomac Capital Investment
                Corporation, 7.32%, due 4/14/00(d)         513,070
   1,000,000  Reinsurance Group of America, 7.25%,
                due 4/1/06(d)                            1,026,250
     500,000  Royal Carribbean Cruises, 7.125%,
                due 9/18/02                                511,399
     500,000  Texas Instrument, 6.875%, due
                7/15/00(b)                                 511,538
     625,000  Terra Nova Holdings, 10.75%, due
                7/1/05                                     712,273
     750,000  Tyco International Limited, 6.50%,
                due 11/1/01                                754,817
     100,000  Whitman Corporation, 7.50%, due
                2/1/03                                     104,870
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     600,000  Weatherford Enterra, 7.25%, due
                5/15/06                             $      622,301
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $22,471,230)
                                                        23,148,426
                                                    --------------
GOVERNMENT AGENCY BONDS & NOTES (0.2%)
   1,100,000  Federal National Mortgage
                Association, 7.55% variable rate,
                due 7/23/97 (cost $1,034,462)(b)         1,111,079
                                                    --------------
MORTGAGE BACKED SECURITIES (1.1%)
   1,482,914  Federal Home Loan Mortgage
                Corporation, Adjustable Rate
                Mortgage, Pool 410425, 6.10%, due
                9/2/26                                   1,517,277
     500,000  Federal Home Loan Mortgage
                Corporation, Series 1832 D, 6.5%,
                due 6/15/08                                504,402
     950,394  Federal National Mortgage
                Association, 5.7470% variable
                rate, due 6/1/26                           974,007
     686,497  Federal National Mortgage
                Association, Pool 344689, 7.4350%,
                due 11/1/25                                707,812
     519,654  Federal National Mortgage
                Association, Series 1989-27 Y,
                6.90%, due 6/25/19                         525,233
   1,000,000  Government National Mortgage
                Association, 7.00%, due 8/16/17          1,007,030
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $5,109,461)
                                                         5,235,761
                                                    --------------
RECEIVABLES BACKED SECURITIES (0.5%)
     900,000  First Merchants Auto Receivables
                Corporation, Series 1996-A, Class
                A2, Private Placement, 6.70%. due
                7/17/00(d)                                 907,796
     500,000  Keystone/Lehman Title I Loan Trust
                1996-2, 7.45%, due 11/25/10                515,570

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

RECEIVABLES BACKED SECURITIES (continued)

     750,000  Standard Credit Card Master Trust,
                Series 1991-3 B, 9.25%, due 9/7/99  $      791,060
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $2,185,970)                                            2,214,426
                                                    --------------
REPURCHASE AGREEMENTS (0.6%)
   2,690,647  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $2,691,914(c) (cost $2,690,647)          2,690,647
                                                    --------------
ZERO COUPON SECURITIES (0.1%)
     800,000  Resolution Funding Corporation
                STRIP, due 4/15/00(b)(h) (cost
                $550,740)                                  660,512
                                                    --------------
U.S. TREASURY OBLIGATIONS (0.8%)
   2,000,000  U.S. Treasury Notes, 8.00%, due
                8/15/99(b)                               2,115,000
     250,000  U.S. Treasury Notes, 5.875%, due
                2/15/04                                    248,828
   1,100,000  U.S. Treasury Notes, 6.50%, due
                8/15/05                                  1,134,030
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $3,470,960)
                                                         3,497,858
                                                    --------------

TOTAL MANAGED FIXED INCOME INVESTMENT STYLE
  (COST $47,650,764)                                48,969,218
                                                    --------------

 POSITIVE RETURN INVESTMENT STYLE (10.6%)
ASSET BACKED SECURITIES (0.3%)
   1,229,132  Premier Auto Trust, 5.445% variable
                rate, due 9/6/98 (cost $1,229,132)       1,230,668
                                                    --------------
CERTIFICATES OF DEPOSIT (0.9%)
   2,250,000  Deutsche Bank, 5.62%, due 1/15/97          2,249,748
   2,000,000  Toronto Dominion Bank, 5.17%, due
                1/17/97                                  1,998,952
                                                    --------------

TOTAL CERTIFICATES OF DEPOSIT (COST $4,243,826)
                                                         4,248,700
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------
GOVERNMENT AGENCY BONDS & NOTES (0.9%)
   1,500,000  Federal Farm Credit Bank, 5.40%
                variable rate, due 7/1/97           $    1,500,174
   2,500,000  Federal National Mortgage
                Association, 5.37% variable rate,
                due 6/11/97                              2,499,438
                                                    --------------

TOTAL GOVERNMENT BONDS & NOTES (COST $3,998,706)
                                                         3,999,612
                                                    --------------
CORPORATE BONDS & NOTES (0.3%)
   1,600,000  Morgan Guaranty Trust Company, 5.31%
                variable rate, due 8/21/98 (cost
                $1,600,000)                              1,601,041
                                                    --------------
RECEIVABLE BACKED SECURITIES (2.0%)
   1,733,334  Bombardier Receivables Master Trust
                I Series 1994-1 A, 5.60% variable
                rate, due 3/15/99                        1,733,854
   1,750,000  Carco Auto Loan Master Trust, Series
                1993-1 A, 5.7175% variable rate,
                due 1/18/00                              1,750,805
   1,875,000  Chevy Chase Master Credit Card
                Trust, variable rate 5.575%, due
                10/15/99                                 1,878,731
     499,086  IBM Credit Receivables Lease Asset
                Master Trust, Series 19931 A,
                4.55%, due 11/15/00                        496,326
   1,500,000  Peoples Bank Credit Card Master
                Trust, Series 1994-2 A, 5.525%
                variable rate, due 3/15/01               1,502,895
   1,750,000  Signet Credit Card Master Trust,
                Series 1994-2 A, 5.535% variable
                rate, due 9/15/00                        1,750,455
                                                    --------------

TOTAL RECEIVABLES BACKED SECURITIES (COST
  $9,109,632)                                            9,113,066
                                                    --------------
REPURCHASE AGREEMENTS (2.2%)
  10,199,623  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $10,204,425 (cost $10,199,623)(c)       10,199,623
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (4.0%)
   5,600,000  U.S. Treasury Bills, 5.40%, due
                1/9/97                              $    5,570,970
  10,600,000  U.S. Treasury Notes, 7.50%, due
                12/31/96                                10,623,183
   1,000,000  U.S. Treasury Bonds, 7.125%, due
                2/15/23                                  1,080,937
   1,000,000  U.S. Treasury Bonds, 6.25%, due
                8/15/23                                    971,562
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $18,223,607)
                                                        18,246,652
                                                    --------------

TOTAL POSITIVE RETURN INVESTMENT STYLE
  (COST $48,604,526)                                48,639,362
                                                    --------------

 TOTAL RETURN BOND INVESTMENT STYLE (10.6%)
GOVERNMENT AGENCY BONDS & NOTES (0.6%)
     350,000  Federal Farm Credit Bank, 5.69%, due
                11/12/97                                   350,638
     525,000  Federal Home Loan Mortgage
                Corporation, 6.45%, due 6/4/99             531,621
     400,000  Federal National Mortgage
                Association, 5.375%, due 1/13/98           399,059
   1,000,000  Federal National Mortgage
                Association, 5.89%, due 11/13/98         1,002,637
     500,000  Federal National Mortgage
                Association, 5.92%, due 4/3/98             501,120
     150,000  Federal National Mortgage
                Association, 6.06%, due 10/2/97            150,000
                                                    --------------

TOTAL GOVERNMENT AGENCY BONDS & NOTES (COST
  $2,925,643)                                            2,935,075
                                                    --------------
CORPORATE BONDS & NOTES (1.5%)
     800,000  AMR Corporation, 7.47%, due 1/28/97          802,194
     850,000  Chrysler Financial Corporation,
                8.125%, due 2/15/96                        850,627
   1,100,000  General Motors Acceptance
                Corporation, Medium Term Notes,
                5.625%, due 10/19/98                     1,095,657
   1,000,000  Houston Industries, Inc., 7.25%, due
                12/1/96                                  1,000,000

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

CORPORATE BONDS & NOTES (continued)

     750,000  Limited, Inc., 8.875%, due 8/15/99    $      791,821
     500,000  McDermott International, Inc.,
                6.50%, due 4/23/98                         500,875
     475,000  McDermott International, Inc.,
                7.94%, due 6/25/97                         479,484
     300,000  National Rural Utilities
                Corporation, 9.64%, due 5/19/97            305,510
     500,000  Salomon, Inc., 5.34%, due 12/17/96           499,927
     475,000  USX Corporation, 8.875%, due 9/15/97         485,601
                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $6,858,024)
                                                         6,811,696
                                                    --------------
MORTGAGE BACKED SECURITIES (1.0%)
   1,041,112  Government National Mortgage
                Association, Pool 352001, 6.50%,
                due 12/15/23                             1,020,976
   1,060,094  Government National Mortgage
                Association, Pool 354665, 6.50%,
                due 10/15/23                             1,039,591
     579,880  Government National Mortgage
                Association, Pool 354692, 6.50%,
                due 11/15/23                               568,664
   1,039,293  Government National Mortgage
                Association, Pool 376400, 6.50%,
                due 2/15/24                              1,018,433
   1,087,313  Government National Mortgage
                Association, Pool 780144, 7.00%,
                due 7/15/24                              1,088,323
                                                    --------------

TOTAL MORTGAGE BACKED SECURITIES (COST $4,511,607)
                                                         4,735,987
                                                    --------------
REPURCHASE AGREEMENTS (0.1%)
     593,316  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $593,595 (cost $593,316)(c)                593,316
                                                    --------------
U.S. TREASURY OBLIGATIONS (7.4%)
     900,000  U.S. Treasury Notes, 8.875%, due
                11/15/97                                   928,688

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

U.S. TREASURY OBLIGATIONS (continued)

     700,000  U.S. Treasury Notes, 5.875%, due
                8/15/98                             $      703,500
   2,100,000  U.S. Treasury Notes, 8.875%, due
                11/15/98                                 2,226,000
   5,075,000  U.S. Treasury Notes, 6.125%, due
                7/31/00                                  5,135,266
   1,025,000  U.S. Treasury Notes, 6.25%, due
                5/31/00                                  1,041,016
     500,000  U.S. Treasury Notes, 6.50%, due
                5/15/05                                    515,469
   1,000,000  U.S. Treasury Notes, 6.875%, due
                3/31/00                                  1,034,062
   1,800,000  U.S. Treasury Notes, 7.125%, due
                2/29/00                                  1,873,125
   1,100,000  U.S. Treasury Notes, 7.25%, due
                8/15/04                                  1,184,563
   2,500,000  U.S. Treasury Notes, 8.00%, due
                5/15/01                                  2,714,063
   1,200,000  U.S. Treasury Notes, 8.50%, due
                2/15/00                                  1,296,374
   2,350,000  U.S. Treasury Notes, 8.75%, due
                8/15/05                                  2,422,701
     725,000  U.S. Treasury Notes, 8.875%, due
                5/15/00                                    795,914
   2,200,000  U.S. Treasury Notes, 8.75%, due
                8/15/00                                  2,416,562
   2,500,000  U.S. Treasury Bonds, 6.875%, due
                5/15/06                                  2,642,968
   2,125,000  U.S. Treasury Bonds, 8.125%, due
                8/15/19                                  2,540,704
     225,000  U.S. Treasury Bonds, 8.75%, due
                11/15/97                                   286,523
   3,150,000  U.S. Treasury Bonds, 9.375%, due
                2/15/06                                  3,884,344
                                                    --------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $33,780,832)
                                                        33,641,842
                                                    --------------
TOTAL TOTAL RETURN BOND INVESTEMENT STYLE
  (COST $48,669,422)                                48,717,916
                                                    --------------
 INCOME EQUITY INVESTMENT STYLE (16.9%)
COMMON STOCKS (16.8%)
BUSINESS SERVICES (0.3%)
      39,900  Cognizant Corporation(a)                   1,376,550
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

CHEMICALS & ALLIED PRODUCTS (0.9%)
      28,500  E.I. du Pont de Nemours & Company     $    2,686,125
      38,400  Morton International, Inc.                 1,550,400
                                                    --------------
                                                         4,236,525
                                                    --------------
COMMUNICATIONS (0.8%)
      49,900  AT&T Corporation                           1,958,575
      41,100  GTE Corporation                            1,844,362
                                                    --------------
                                                         3,802,937
                                                    --------------
DEPOSITORY INSTITUTIONS (0.9%)
      26,200  First Bank System, Inc.(b)                 1,909,326
      21,600  J.P. Morgan & Company, Inc.                2,038,501
                                                    --------------
                                                         3,947,827
                                                    --------------
EATING & DRINKING PLACES (0.2%)
      23,500  McDonald's Corporation(b)                  1,098,625
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (1.4%)
      27,500  Consolidated Natural Gas Company           1,570,938
      11,700  FPL Group, Inc.                              539,663
      35,700  Pacific Gas & Electric
                Company(b)                                 861,263
      49,200  Public Service Enterprise Group,
                Inc.                                     1,408,351
      16,800  Texas Utilities Company                      663,600
      43,900  WMX Technologies, Inc.                     1,580,400
                                                    --------------
                                                         6,624,215
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (1.7%)
      16,400  Emerson Electric Company                   1,609,250
      22,700  General Electric Company                   2,360,800
      47,900  Honeywell, Inc.                            3,287,155
      14,310  Lucent Technologies, Inc.(b)                 733,388
                                                    --------------
                                                         7,990,593
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.3%)
      49,900  Dun & Bradstreet Corporation               1,128,989
                                                    --------------
FOOD & KINDRED PRODUCTS (1.1%)
      46,600  PepsiCo, Inc.                              1,392,175
      18,600  Procter & Gamble Company                   2,022,750

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      40,000  Sara Lee Corporation                  $    1,570,000
                                                    --------------
                                                         4,984,925
                                                    --------------
GENERAL MERCHANDISE STORES (1.1%)
      35,400  Dayton Hudson Corporation                  1,376,175
      21,800  J.C. Penney Company, Inc.(b)               1,171,750
      27,600  May Department Stores Company(a)           1,345,500
      19,500  Sears Roebuck and Company                    970,125
                                                    --------------
                                                         4,863,550
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (0.7%)
      55,800  Hewlett-Packard Company                    3,006,225
                                                    --------------
INSURANCE CARRIERS (0.3%)
      34,900  American General Corporation               1,435,263
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.3%)
      19,500  Eastman Kodak Company                      1,579,500
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.7%)
      30,300  American Express Company                   1,583,175
      20,450  Transamerica Corporation                   1,623,219
                                                    --------------
                                                         3,206,394
                                                    --------------
OIL & GAS EXTRACTION (0.5%)
      20,850  Schlumberger, Ltd.                         2,168,400
                                                    --------------
PAPER & ALLIED PRODUCTS (0.6%)
      33,400  Minnesota Mining & Manufacturing
                Company(b)                               2,797,250
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (1.8%)
      13,100  Atlantic Richfield Company                 1,822,538
      30,700  Chevron Corporation                        2,056,900
      18,450  Exxon Corporation                          1,745,831
      10,250  Mobil Corporation                          1,240,250
       7,500  Royal Dutch Petroleum Company ADR          1,274,063
                                                    --------------
                                                         8,139,582
                                                    --------------
PHARMACEUTICAL PREPARATIONS (1.4%)
      31,700  American Home Products Corporation         2,036,725
      27,300  Johnson & Johnson                          1,450,313
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PHARMACEUTICAL PREPARATIONS (continued)

      17,700  Merck & Company, Inc.(b)              $    1,469,100
      18,700  Pfizer, Inc.                               1,675,987
                                                    --------------
                                                         6,632,125
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.3%)
      45,600  Deluxe Corporation                         1,413,600
                                                    --------------
TOBACCO PRODUCTS (1.0%)
      52,400  American Brands, Inc.                      2,502,100
      19,700  Philip Morris Companies, Inc.              2,031,562
                                                    --------------
                                                         4,533,662
                                                    --------------
TRANSPORTATION EQUIPMENT (0.5%)
      16,500  United Technologies Corporation(b)         2,314,125
                                                    --------------

TOTAL COMMON STOCKS (COST $51,060,220)                  77,280,862
                                                    --------------
REPURCHASE AGREEMENTS (0.1%)
     294,481  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $294,620 (cost $294,481)(c)                294,481
                                                    --------------

TOTAL INCOME EQUITY INVESTMENT STYLE
  (COST $51,354,701)                                77,575,343
                                                    --------------

 INDEX INVESTMENT STYLE (17.1%)
   2,105,300  Index Portfolio of Core Trust
                (Delaware)(m)                           78,279,022
                                                    --------------

TOTAL INDEX INVESTMENT STYLE
  (COST $49,749,542)                                78,279,022
                                                    --------------

 LARGE COMPANY GROWTH INVESTMENT STYLE (17.0%)
COMMON STOCKS (16.4%)
AMUSEMENT & RECREATION SERVICES (0.3%)
      20,000  Walt Disney Company                        1,475,000
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.3%)
      18,900  Cintas Corporation(b)                      1,148,175
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(0.7%)
      39,000  Home Depot, Inc.                           2,032,875

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS (continued)

      33,000  Lowe's Companies, Inc.                $    1,340,625
                                                    --------------
                                                         3,373,500
                                                    --------------
BUSINESS SERVICES (3.1%)
      22,200  DST Systems, Inc.(a)(b)                      718,725
      36,500  Electronic Data Systems Corporation        1,765,687
      89,800  First Data Corporation(b)                  3,580,775
      26,000  Fiserv, Inc.(a)                              981,500
      23,400  HBO & Company                              1,330,875
      33,800  Microsoft Corporation(a)                   5,302,375
      17,300  Sungard Data Systems, Inc.(a)(b)             726,600
                                                    --------------
                                                        14,406,537
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (2.9%)
      47,200  Intel Corporation                          5,988,500
      42,931  Molex Inc., Class A                        1,513,317
      25,300  Motorola, Inc.                             1,400,987
      24,500  Solectron Corporation(a)(b)                1,433,250
      95,700  Telfonakriebolaget LM Ericsson,
                Series B, Sponsored ADR                  2,954,739
                                                    --------------
                                                        13,290,793
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.4%)
      19,900  Gartner Group, Inc.(b)                       726,350
      24,800  Paychex, Inc.                              1,326,800
                                                    --------------
                                                         2,053,150
                                                    --------------
FOOD & KINDRED PRODUCTS (0.6%)
      57,100  Coca-Cola Company                          2,919,237
                                                    --------------
HEALTH SERVICES (0.6%)
      56,250  Columbia HCA Healthcare
                Corporation(b)                           2,250,000
       9,800  Idexx Laboratories, Inc.(a)                  343,000
                                                    --------------
                                                         2,593,000
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (1.0%)
      36,300  Franklin Resources, Inc.                   2,595,450
      49,700  T. Rowe Price                              1,795,412
                                                    --------------
                                                         4,390,862
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.4%)
      50,500  Cisco Systems, Inc.(a)(b)             $    3,427,687
      56,500  Hewlett-Packard Company                    3,043,937
                                                    --------------
                                                         6,471,624
                                                    --------------
INSURANCE CARRIERS (0.8%)
      33,400  American International Group, Inc.         3,841,000
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.6%)
      38,900  Medtronic, Inc.                            2,572,262
                                                    --------------
MISCELLANEOUS RETAIL (1.2%)
      57,700  Autozone, Inc.(a)                          1,420,862
      68,500  Petsmart, Inc.(a)(b)                       1,746,750
      59,900  Staples, Inc.(a)(b)                        1,183,025
      30,000  Viking Office Products, Inc.(a)              939,375
                                                    --------------
                                                         5,290,012
                                                    --------------
PHARMACEUTICAL PREPARATIONS (0.7%)
      19,100  Amgen, Inc.(a)                             1,162,712
      24,100  Pfizer, Inc.                               2,159,962
                                                    --------------
                                                         3,322,674
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (1.0%)
     123,200  Charles Schwab Corporation(b)              3,711,400
      20,900  Donaldson, Lufkin & Jenrette, Inc.           744,562
                                                    --------------
                                                         4,455,962
                                                    --------------
TOBACCO PRODUCTS (0.4%)
      16,100  Philip Morris Companies, Inc.              1,660,312
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.4%)
      30,500  Corporate Express, Inc.(a)(b)                854,000
      49,200  Office Depot, Inc.(a)                        959,400
                                                    --------------
                                                         1,813,400
                                                    --------------

TOTAL COMMON STOCKS (COST $50,855,527)                  75,077,500
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                 GROWTH BALANCED FUND (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (0.6%)
   2,589,980  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $2,591,199 (cost $2,589,980)(c)     $    2,589,980
                                                    --------------
TOTAL LARGE COMPANY INVESTMENT STYLE
  (COST $53,449,591)                                77,667,480
                                                    --------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (6.8%)
     878,966  Small Company Portfolio of Core
                Trust (Delaware)(m)                     31,240,271
                                                    --------------
TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE
  (COST $26,758,547)                                31,240,271
                                                    --------------

 INTERNATIONAL INVESTMENT STYLE (10.0%)
   1,852,873  International Portfolio II of Core
                Trust (Delaware)(m)                     46,005,609
                                                    --------------

TOTAL INTERNATIONAL INVESTMENT STYLE
  (COST $40,478,718)                                46,005,609
                                                    --------------

 OTHER INVESTMENTS (0.3%)
REPURCHASE AGREEMENTS (0.3%)
   1,148,236  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $1,148,777 (cost $1,148,236)(c)          1,148,236
                                                    --------------

TOTAL OTHER INVESTMENTS                                  1,148,236
                                                    --------------
TOTAL INVESTMENTS (100.0%) (COST $367,864,047)
                                                      $458,242,457
                                                    --------------
                                                    --------------
----------------------------------------------------
                        INCOME EQUITY FUND
----------------------------------------------------
COMMON STOCKS (96.6%)
BUSINESS SERVICES (1.7%)
     191,400  Cognizant Corporation(a)              $    6,603,300
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (5.0%)
     124,000  E.I. du Pont de Nemours & Company         11,687,000
     202,100  Morton International, Inc.                 8,159,787
                                                    --------------
                                                        19,846,787
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  INCOME EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

COMMUNICATIONS (4.9%)
     252,500  AT&T Corporation                      $    9,910,625
     207,400  GTE Corporation                            9,307,075
                                                    --------------
                                                        19,217,700
                                                    --------------
DEPOSITORY INSTITUTIONS (4.4%)
     106,600  First Bank System, Inc.                    7,768,475
     103,900  J.P. Morgan & Company, Inc.                9,805,579
                                                    --------------
                                                        17,574,054
                                                    --------------
EATING & DRINKING PLACES (1.2%)
     100,700  McDonald's Corporation(b)                  4,707,725
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (8.7%)
     114,900  Consolidated Natural Gas Company           6,563,662
      50,900  FPL Group, Inc.                            2,347,762
     243,400  Pacific Gas & Electric Company(b)          5,872,025
     192,000  Public Service Enterprise Group,
                Inc.                                     5,496,000
      73,400  Texas Utilities Company                    2,899,300
     308,000  WMX Technologies, Inc.(b)                 11,088,000
                                                    --------------
                                                        34,266,749
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (9.2%)
      78,000  Emerson Electric Company                   7,653,750
      88,300  General Electric Company                   9,183,200
     216,600  Honeywell, Inc.                           14,864,175
      84,006  Lucent Technologies, Inc.(b)               4,305,309
                                                    --------------
                                                        36,006,434
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES
(2.3%)
     391,400  Dun & Bradstreet Corporation               8,855,425
                                                    --------------
FOOD & KINDRED PRODUCTS (7.1%)
     241,200  PepsiCo, Inc.                              7,205,850
     100,000  Procter & Gamble Company                  10,875,000
     255,600  Sara Lee Corporation                      10,032,300
                                                    --------------
                                                        28,113,150
                                                    --------------
GENERAL MERCHANDISE STORES (6.4%)
     134,400  Dayton Hudson Corporation(b)               5,224,800
     152,400  J.C. Penney Company, Inc.(b)               8,191,500

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  INCOME EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
GENERAL MERCHANDISE STORES (continued)

     174,000  May Department Stores Company(a)(b)   $    8,482,500
      65,900  Sears Roebuck and Company                  3,278,525
                                                    --------------
                                                        25,177,325
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.0%)
     291,000  Hewlett-Packard Company                   15,677,625
                                                    --------------
INSURANCE CARRIERS (3.0%)
      65,467  Allstate Corporation                       3,944,386
     189,000  American General Corporation(b)            7,772,625
                                                    --------------
                                                        11,717,011
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (2.3%)
     111,200  Eastman Kodak Company                      9,007,200
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (3.5%)
     127,000  American Express Company                   6,635,750
      88,300  Transamerica Corporation                   7,008,815
                                                    --------------
                                                        13,644,565
                                                    --------------
OIL & GAS EXTRACTION (2.5%)
      95,400  Schlumberger, Ltd.(b)                      9,921,600
                                                    --------------
PAPER & ALLIED PRODUCTS (3.4%)
     157,600  Minnesota Mining & Manufacturing
                Company(b)                              13,199,000
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (9.4%)
      65,000  Atlantic Richfield Company                 9,043,125
     133,500  Chevron Corporation(b)                     8,944,500
      87,100  Exxon Corporation                          8,241,837
      44,000  Mobil Corporation                          5,324,000
      31,500  Royal Dutch Petroleum Company ADR          5,351,064
                                                    --------------
                                                        36,904,526
                                                    --------------
PHARMACEUTICAL PREPARATIONS (8.0%)
     121,400  American Home Products Corporation         7,799,950
     171,600  Johnson & Johnson(b)                       9,116,250
      88,500  Merck & Company, Inc.(b)                   7,345,500
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  INCOME EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PHARMACEUTICAL PREPARATIONS (continued)

      80,400  Pfizer, Inc.                          $    7,205,850
                                                    --------------
                                                        31,467,550
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.4%)
     177,400  Deluxe Corporation                         5,499,400
                                                    --------------
TOBACCO PRODUCTS (5.1%)
     225,600  American Brands, Inc.                     10,772,400
      89,700  Philip Morris Companies, Inc.              9,250,312
                                                    --------------
                                                        20,022,712
                                                    --------------
TRANSPORTATION EQUIPMENT (3.1%)
      86,500  United Technologies Corporation(b)        12,131,625
                                                    --------------

TOTAL COMMON STOCKS (COST $286,852,144)                379,561,463
                                                    --------------
REPURCHASE AGREEMENTS (1.8%)
   7,217,675  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                7,221,073 (cost $7,217,675)(c)           7,217,675
                                                    --------------
SHORT-TERM HOLDINGS (1.6%)
   3,169,690  Dreyfus Cash Management Fund               3,169,690
   3,271,496  Institutional Funds Group TempFund
                Fund                                     3,271,496
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $6,441,186)              6,441,186
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $300,511,005)
                                                      $393,220,324
                                                    --------------
                                                    --------------
----------------------------------------------------
                    VALUGROWTH-SM- STOCK FUND
----------------------------------------------------
COMMON STOCKS (99.9%)
AMUSEMENT & RECREATION SERVICES (1.7%)
      44,400  Walt Disney Company                   $    3,274,500
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(1.6%)
      31,700  Home Depot, Inc.                           1,652,362
      33,600  Lowe's Companies, Inc.                     1,365,000
                                                    --------------
                                                         3,017,362
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

BUSINESS SERVICES (8.7%)
     144,000  ADT Ltd.(a)(b)                        $    2,952,000
      97,200  Cabletron Systems, Inc.(b)                 3,924,450
      76,600  Electronic Data Systems Corporation        3,705,525
      78,800  First Data Corporation(b)                  3,142,150
      20,500  Microsoft Corporation(a)                   3,215,937
                                                    --------------
                                                        16,940,062
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (5.1%)
      59,300  Baxter International, Inc.                 2,520,250
      38,300  E.I. du Pont de Nemours & Company          3,609,775
      93,200  Monsanto Company                           3,704,700
                                                    --------------
                                                         9,834,725
                                                    --------------
DEPOSITORY INSTITUTIONS (4.0%)
      50,500  First Union Corporation                    3,856,937
      58,200  State Street Boston Corporation            3,935,775
                                                    --------------
                                                         7,792,712
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (8.2%)
      65,400  American Electric Power Company            2,714,100
      68,400  Consolidated Natural Gas Company(b)        3,907,350
     108,800  DPL, Inc.(b)                               2,652,000
      75,600  Texas Utilities Company                    2,986,200
     113,600  USA Waste Services, Inc.(a)(b)             3,663,600
                                                    --------------
                                                        15,923,250
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (9.5%)
      35,900  Emerson Electric Company                   3,522,687
      35,600  General Electric Company(b)                3,702,400
      55,400  Honeywell, Inc.(b)                         3,801,825
      30,000  Intel Corporation(b)                       3,806,250
     120,300  Telfonakriebolaget LM Ericsson,
                Series B, Sponsored ADR                  3,714,262
                                                    --------------
                                                        18,547,424
                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (3.6%)
      67,100  Crown Cork & Seal Company, Inc.(b)         3,556,300
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(continued)

      47,400  Gillette Company(b)                   $    3,495,750
                                                    --------------
                                                         7,052,050
                                                    --------------
FOOD STORES (1.6%)
      87,000  Albertson's, Inc.                          3,034,125
                                                    --------------
FOOD & KINDRED PRODUCTS (5.2%)
      62,000  Coca-Cola Company                          3,169,750
     117,300  PepsiCo, Inc.                              3,504,337
      32,300  Procter & Gamble Company(b)                3,512,625
                                                    --------------
                                                        10,186,712
                                                    --------------
GENERAL MERCHANDISE STORES (3.8%)
      73,500  May Department Stores Company(a)(b)        3,583,125
      75,600  Sears Roebuck and Company                  3,761,100
                                                    --------------
                                                         7,344,225
                                                    --------------
HEALTH SERVICES (4.4%)
      93,824  Columbia HCA Healthcare
                Corporation(b)                           3,752,960
     149,900  Vencor, Inc.(a)                            4,853,012
                                                    --------------
                                                         8,605,972
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (1.8%)
      49,600  Franklin Resources, Inc.                   3,546,400
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (8.3%)
     119,400  Black & Decker Corporation                 4,522,275
     128,600  EMC Corporation(a)(b)                      4,147,350
      70,000  Hewlett-Packard Company                    3,771,250
      72,200  York International Corporation             3,790,500
                                                    --------------
                                                        16,231,375
                                                    --------------
INSURANCE CARRIERS (5.5%)
      30,950  American International Group, Inc.         3,559,250
      68,800  Chubb Corporation(b)                       3,732,400
      80,000  SunAmerica, Inc.(b)                        3,350,000
                                                    --------------
                                                        10,641,650
                                                    --------------
MACHINERY (1.6%)
      45,000  Fluor Corporation(b)                       3,060,000
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              VALUGROWTH-SM- STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (7.3%)
      51,600  Medtronic, Inc.                       $    3,412,050
      83,000  Millipore Corporation                      3,392,625
     105,000  Thermo Electron Corporation(b)             3,806,250
      71,400  Xerox Corporation                          3,507,525
                                                    --------------
                                                        14,118,450
                                                    --------------
OIL & GAS EXTRACTION (1.8%)
      34,000  Schlumberger, Ltd.                         3,536,000
                                                    --------------
PAPER & ALLIED PRODUCTS (1.9%)
     135,200  Sonoco Products Company(b)                 3,684,200
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (5.5%)
      55,100  Chevron Corporation(b)                     3,691,700
      29,500  Mobil Corporation                          3,569,500
      19,585  Royal Dutch Petroleum Company(b) ADR       3,327,006
                                                    --------------
                                                        10,588,206
                                                    --------------
PHARMACEUTICAL PREPARATIONS (3.7%)
      54,100  American Home Products Corporation         3,475,925
      45,300  Merck & Company, Inc.(b)                   3,759,900
                                                    --------------
                                                         7,235,825
                                                    --------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (3.1%)
     106,500  Gentex Corporation                         2,073,416
     125,400  Newell Company(b)                          3,887,400
                                                    --------------
                                                         5,960,816
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (2.0%)
      73,300  Alco Standard Corporation(b)               3,793,276
                                                    --------------
TOTAL COMMON STOCKS (COST $138,449,237)                193,949,317
                                                    --------------
SHORT-TERM HOLDINGS (0.1%)
     133,431  Dreyfus Cash Management Fund                 133,431
     117,167  Institutional Funds Group, TempFund
                Fund                                       117,167
                                                    --------------
SHORT-TERM HOLDINGS (COST $250,598)                        250,598
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $138,699,835)
                                                      $194,199,915
                                                    --------------
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                            INDEX FUND
----------------------------------------------------
COMMON STOCKS (95.0%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
       4,600  Pioneer Hi-Bred International, Inc.   $      320,850
                                                    --------------
AMUSEMENT & RECREATION SERVICES (0.9%)
       5,700  Harrah's Entertainment, Inc.(a)              101,175
      37,500  Walt Disney Company                        2,765,625
                                                    --------------
                                                         2,866,800
                                                    --------------
APPAREL & ACCESSORY STORES (0.5%)
       5,700  Charming Shoppes, Inc.(a)                     29,212
      15,800  Gap, Inc.(b)                                 507,575
      15,000  Limited, Inc.                                270,000
       5,800  Melville Corporation                         238,525
       4,500  Nordstrom, Inc.                              195,750
       4,000  TJX Companies, Inc.(b)                       180,502
                                                    --------------
                                                         1,421,564
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.1%)
       1,669  Footstar, Inc.(a)                             34,214
       4,000  Liz Claiborne, Inc.                          169,500
       3,500  V.F. Corporation                             237,562
                                                    --------------
                                                           441,276
                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.0%)
       3,400  Pep Boys - Manny, Moe & Jack                 124,525
                                                    --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS
(0.0%)
       1,600  Centex Corporation                            57,600
       2,100  Kaufman & Broad Home Corporation              27,037
       1,300  Pulte Corporation                             39,812
                                                    --------------
                                                           124,449
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(0.5%)
      26,500  Home Depot, Inc.                           1,381,312
       9,500  Lowe's Companies, Inc.                       385,937
                                                    --------------
                                                         1,767,249
                                                    --------------
BUSINESS SERVICES (4.2%)
       9,300  3Com Corporation(a)(b)                       698,663
       2,500  Autodesk, Inc.                                70,000
      16,000  Automatic Data Processing, Inc.              686,001

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

      20,400  C.U.C. International, Inc.(a)(b)      $      538,051
       8,400  Cabletron Systems, Inc.(a)(b)                339,150
       3,800  Ceridian Corporation(a)                      182,876
       9,400  Cognizant Corporation(b)                     324,300
      20,100  Computer Associates International,
                Inc.                                     1,321,576
       4,200  Computer Sciences Corporation(a)             330,226
      24,800  First Data Corporation(b)                    988,900
       4,500  Interpublic Group of Companies, Inc.         222,750
      33,000  Microsoft Corporation(a)                   5,176,877
      19,500  Novell, Inc.(a)                              214,500
      36,100  Oracle Systems Corporation(a)(b)           1,768,900
       3,200  Safety Kleen Corporation                      50,801
       1,300  Shared Medical Systems Corporation            64,675
      10,200  Sun Microsystems, Inc(a)                     594,150
      10,400  UST, Inc.                                    339,301
                                                    --------------
                                                        13,911,697
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (7.1%)
      43,100  Abbott Laboratories                        2,402,825
       6,200  Air Products & Chemicals, Inc.               430,900
       1,500  Alberto Culver Company                        71,250
       3,600  Allergan, Inc.                               115,650
       4,700  Alza Corporation(a)(b)                       132,775
       7,300  Avon Products, Inc.                          406,975
      15,000  Baxter International, Inc.(b)                637,500
      27,700  Bristol-Myers Squibb Company               3,150,875
       2,900  Clorox Company                               302,325
       8,100  Colgate-Palmolive Company(b)                 750,262
      13,500  Dow Chemical Company                       1,130,625
      31,000  E.I. du Pont de Nemours & Company          2,921,750
       4,300  Eastman Chemical Company(b)                  245,637
       3,600  Ecolab, Inc.                                 139,950
      30,200  Eli Lilly & Company                        2,310,300
       2,000  FMC Corporation(a)                           154,500
       3,000  Goodrich (B.F.) Company                      134,625
       3,500  Great Lakes Chemical Corporation             187,687
       5,900  Hercules, Inc.                               286,150
       6,100  International Flavors & Fragrances,
                Inc.(b)                                    277,550
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

       4,100  Mallinckrodt, Inc.(b)                 $      180,400
      32,400  Monsanto Company                           1,287,900
       7,900  Morton International, Inc.                   318,962
       3,700  Nalco Chemical Company                       141,062
      10,300  PPG Industries, Inc.(b)                      630,875
      28,100  Pharmacia & Upjohn, Inc.                   1,085,362
       8,600  Praxair, Inc.                                418,175
       3,600  Rohm & Haas Company                          286,650
      20,400  Schering-Plough Corporation                1,453,500
       4,700  Sherwin-Williams Company                     266,725
       7,200  Union Carbide Corporation                    332,100
       4,860  WR Grace-WI(a)                               256,972
      15,000  Warner-Lambert Company                     1,072,500
                                                    --------------
                                                        23,921,294
                                                    --------------
COMMUNICATIONS (6.5%)
      89,000  AT&T Corporation                           3,493,250
      27,600  Airtouch Communications, Inc.(a)             707,251
      10,500  Alltel Corporation                           334,689
      30,300  Ameritech Corporation(b)                   1,783,915
      24,200  Bell Atlantic Corporation(b)               1,521,577
      54,900  BellSouth Corporation                      2,216,589
      12,900  Comcast Corporation, Class A                 216,075
      53,400  GTE Corporation(b)                         2,396,327
       2,100  King World Productions, Inc.(a)               80,063
      38,000  MCI Communications Corporation             1,159,000
      24,200  NYNEX Corporation                          1,122,277
      23,700  Pacific Telesis Group                        876,900
      33,600  SBC Communications, Inc.(b)                1,768,203
      23,800  Sprint Corporation                           996,626
      36,000  Tele-Communications, Inc.(a)                 486,000
      26,400  US West Communications Group                 825,000
      26,200  US West Media Group(a)                       501,077
      19,700  Viacom, Inc. Class B(a)(b)                   743,675
      21,400  WorldCom, Inc.(a)(b)                         494,875
                                                    --------------
                                                        21,723,369
                                                    --------------
DEPOSITORY INSTITUTIONS (7.8%)
      24,100  Banc One Corporation                       1,147,762
       8,400  Bank of Boston Corporation                   586,950
      21,300  Bank of New York Company, Inc.(b)            764,137

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

      19,900  BankAmerica Corporation               $    2,049,700
       4,400  Bankers Trust New York Corporation           382,800
      10,600  Barnett Banks, Inc.                          466,400
       8,700  Boatmen's Bancshares, Inc.(b)                579,637
      24,100  Chase Manhattan Corporation                2,277,450
      26,500  Citicorp(b)                                2,895,125
       6,300  Comerica, Inc.                               368,550
      12,300  Corestates Financial Corporation(b)          662,662
       5,800  Fifth Third Bancorp                          406,000
       7,800  First Bank System, Inc.                      568,425
      17,500  First Chicago NBD Corporation(b)           1,028,125
      15,200  First Union Corporation                    1,160,900
      14,500  Fleet Financial Group, Inc.(b)               802,937
       3,200  Golden West Financial Corporation(b)         216,000
       7,600  Great Western Financial Corporation          236,550
       5,900  H. F. Ahmanson & Company(b)                  194,700
      10,300  J.P. Morgan & Company, Inc                   972,062
      12,700  KeyCorp(b)                                   665,162
       7,200  Mellon Bank Corporation(b)                   520,200
      12,200  National City Corporation                    565,775
      16,100  NationsBank Corporation(b)                 1,668,365
      20,500  Norwest Corporation(a)(b)(f)                 958,375
      18,800  PNC Bank Corporation(b)                      742,600
       3,100  Republic New York Corporation                273,575
      12,300  Suntrust Banks, Inc.                         624,225
       8,500  U.S. Bancorp(b)                              363,375
       9,200  Wachovia Corporation                         552,000
       5,200  Wells Fargo & Company                      1,480,050
                                                    --------------
                                                        26,180,574
                                                    --------------
EATING & DRINKING PLACES (0.7%)
       8,700  Darden Restaurants, Inc.                      75,039
       1,300  Luby's Cafeterias, Inc.                       28,600
       7,100  Marriott International, Inc.                 395,825
      38,600  McDonald's Corporation                     1,804,550
       2,800  Ryan's Family Steak Houses, Inc.(a)           19,600
       2,700  Shoney's, Inc.(a)                             22,275
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
EATING & DRINKING PLACES (continued)

       7,100  Wendy's International, Inc.           $      151,763
                                                    --------------
                                                         2,497,652
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (3.9%)
      10,400  American Electric Power Company              431,600
       8,100  Baltimore Gas and Electric
                Company(a)                                 225,787
      11,700  Browning-Ferris Industries                   314,437
       8,700  CINergy Corporation                          291,450
       8,400  Carolina Power & Light Company(b)            307,650
      11,600  Central & Southwest Corporation              310,300
       5,800  Coastal Corporation                          279,125
       3,000  Columbia Gas System, Inc.                    193,875
      13,000  Consolidated Edison Company of New
                York, Inc.                                 377,000
       5,200  Consolidated Natural Gas Company             297,050
       8,000  DTE Energy Company                           256,000
       9,800  Dominion Resources, Inc.                     373,625
      11,200  Duke Power Company(b)                        519,400
       3,800  ENSERCH Corporation                           88,825
       1,100  Eastern Enterprises                           41,250
      24,200  Edison International(b)                      480,975
      14,000  Enron Corporation(b)                         640,500
      12,600  Entergy Corporation(b)                       341,775
      10,100  FPL Group, Inc.(b)                           465,862
       6,700  General Public Utilities Corporation         225,287
      14,500  Houston Industries, Inc.                     319,000
      17,300  Laidlaw, Inc., Class B                       211,925
       8,000  Niagara Mohawk Power Corporation(a)           70,000
       2,800  Nicor, Inc.                                  103,250
       7,600  NorAm Energy Corporation                     117,800
       3,800  Northern States Power Company                179,075
       8,400  Ohio Edison Company                          193,200
       1,500  Oneok, Inc.                                   41,250
       8,900  PP&L Resources, Inc.                         203,587
      16,200  PacifiCorp                                   340,200
       4,700  Pacific Enterprises                          143,937
      23,000  Pacific Gas & Electric Company(b)            554,875

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS, & SANITARY SERVICES (continued)

       8,300  Panenergy Corporation                 $      365,200
      12,300  Peco Energy Company                          313,650
       1,900  People's Energy Corporation                   68,875
      13,500  Public Service Enterprise Group,
                Inc.                                       386,437
       4,800  Sonat, Inc.                                  248,400
      37,200  Southern Company                             827,700
      12,400  Texas Utilities Company                      489,800
       5,600  Union Electric Company                       222,600
      27,100  WMX Technologies, Inc.(b)                    975,600
       5,800  Williams Companies, Inc.                     325,525
                                                    --------------
                                                        13,163,659
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (7.8%)
      12,100  AMP, Inc.                                    462,825
       7,500  Advanced Micro Devices, Inc.(a)              181,875
       3,300  Andrew Corporation(a)                        190,987
       6,000  Cooper Industries, Inc.                      249,000
       6,400  DSC Communications Corporation(a)            115,200
      12,400  Emerson Electric Company                   1,216,750
      91,200  General Electric Company                   9,484,800
       7,600  General Instrument Corporation(a)            168,150
       2,100  Harris Corporation                           143,850
       7,000  Honeywell, Inc.                              480,375
       6,500  ITT Corporation(a)                           299,812
      45,400  Intel Corporation(b)                       5,760,125
       7,100  LSI Logic Corporation(a)(b)                  213,887
      35,143  Lucent Technologies, Inc.(b)               1,801,078
       5,600  Maytag Corporation                           107,100
      11,500  Micron Technology, Inc.(b)                   380,937
      32,700  Motorola, Inc.                             1,810,762
       7,600  National Semiconductor
                Corporation(a)(b)                          186,200
       2,600  National Service Industries                   91,000
      14,300  Northern Telecom, Ltd.                       940,225
       2,500  Raychem Corporation                          213,125
       4,200  Scientific-Atlanta, Inc.                      65,100
       9,800  Tellabs, Inc.(a)(b)                          389,550
      10,500  Texas Instruments, Inc.(b)                   669,375
       2,200  Thomas & Betts Corporation                    99,550
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

       4,100  Whirlpool Corporation                 $      205,000
                                                    --------------
                                                        25,926,638
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.1%)
       3,133  ACNielson Corporation                         54,436
       9,400  Dun & Bradstreet Corporation                 212,676
       2,600  EG&G, Inc.                                    47,450
                                                    --------------
                                                           314,562
                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (0.8%)
       1,700  Ball Corporation                              41,650
       1,700  Crane Company                                 79,475
       7,100  Crown Cork & Seal Company, Inc.              376,300
      24,600  Gillette Company(b)                        1,814,250
       4,100  Parker-Hannifin Corporation                  166,563
       3,400  Snap-On, Inc.                                123,250
       4,900  Stanley Works                                144,550
                                                    --------------
                                                         2,746,038
                                                    --------------
FOOD STORES (0.5%)
      13,900  Albertson's, Inc.                            484,764
       8,100  American Stores Company                      322,989
       3,300  Giant Food, Inc., Class A                    111,375
       2,100  Great Atlantic & Pacific Tea Company          68,775
       6,900  Kroger Company(a)                            318,264
       8,400  Winn-Dixie Stores, Inc.                      282,451
                                                    --------------
                                                         1,588,618
                                                    --------------
FOOD & KINDRED PRODUCTS (7.6%)
       2,100  Adolph Coors Company                          41,737
      27,400  Anheuser-Busch Companies, Inc.(b)          1,161,075
      30,100  Archer Daniels Midland Company(b)            662,200
       3,800  Brown-Forman Corporation                     176,700
       8,000  CPC International, Inc.                      666,000
      13,700  Campbell Soup Company                      1,131,962
     137,700  Coca-Cola Company                          7,039,912
      13,400  Conagra, Inc.(b)                             711,875
       8,800  General Mills, Inc.                          558,800

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
FOOD & KINDRED PRODUCTS (continued)

      20,400  Heinz (H.J.) Company(b)               $      772,650
       8,500  Hershey Foods Corporation                    423,937
      11,700  Kellogg Company(b)                           794,137
      86,500  PepsiCo, Inc.                              2,584,187
      37,900  Procter & Gamble Company(b)                4,121,625
       7,500  Quaker Oats Company                          295,312
       5,800  Ralston-Ralston Purina Group(b)              443,700
      26,800  Sara Lee Corporation                       1,051,900
      20,700  Seagram Company, Ltd.(b)                     846,112
       8,800  Unilever N.V. ADR(b)                       1,523,500
       5,800  Whitman Corporation                          133,400
       6,400  Wrigley (Wm) Jr. Company(b)                  373,600
                                                    --------------
                                                        25,514,321
                                                    --------------
FURNITURE & FIXTURES (0.1%)
       8,900  Masco Corporation                            324,850
                                                    --------------
GENERAL MERCHANDISE STORES (2.3%)
      11,900  Dayton Hudson Corporation(b)                 462,612
       6,300  Dillard Department Stores, Inc.
                Class A(b)                                 192,937
      11,500  Federated Department Stores,
                Inc.(a)(b)                                 392,437
       4,000  Harcourt General, Inc.                       218,500
      12,400  J.C. Penney Company, Inc.(b)                 666,500
      26,800  Kmart Corporation(b)                         298,150
      13,800  May Department Stores Company(a)             672,750
       2,000  Mercantile Stores Company, Inc.              100,500
      10,800  Price/Costco, Inc.(a)                        251,100
      21,600  Sears, Roebuck and Company                 1,074,600
     126,700  Wal-Mart Stores, Inc.(b)                   3,230,850
       7,300  Woolworth Corporation(a)                     175,200
                                                    --------------
                                                         7,736,136
                                                    --------------
HEALTH SERVICES (0.6%)
       5,500  Beverly Enterprises, Inc.(a)                  72,875
      37,050  Columbia HCA Healthcare
                Corporation(b)                           1,482,000
       3,500  Manor Care, Inc.                              88,375
      11,900  Tenet Healthcare Corporation(a)(b)           266,263
                                                    --------------
                                                         1,909,513
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS
(0.2%)
       4,600  Fluor Corporation(b)                  $      312,800
       2,200  Foster Wheeler Corporation                    79,476
       6,300  Halliburton Company                          379,575
                                                    --------------
                                                           771,851
                                                    --------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (0.0%)
       5,400  Circuit City Stores, Inc.(b)                 180,225
                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGING PLACES (0.3%)
       2,800  Bally Entertainment Corporation(a)            81,551
       3,500  Choice Hotels Corporation, Inc.(a)            53,813
       6,800  HFS, Inc.(a)(b)                              440,300
      10,800  Hilton Hotels Corporation(b)                 315,900
                                                    --------------
                                                           891,564
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.1%)
       6,700  Amdahl Corporation(a)                         79,562
       6,900  Apple Computer, Inc.                         166,462
       9,900  Applied Materials, Inc.(a)(b)                377,437
       8,000  Baker Hughes, Inc.                           293,000
      10,400  Bay Networks, Inc.(a)                        278,200
       4,800  Black & Decker Corporation                   181,800
       1,600  Briggs & Stratton Corporation                 66,200
       5,400  Brunswick Corporation                        137,700
       4,000  Case Corporation                             210,000
      10,600  Caterpillar, Inc.                            838,725
       2,200  Cincinnati Milacron, Inc.                     45,650
      35,700  Cisco Systems, Inc.(a)                     2,423,137
      14,900  Compaq Computer Corporation(a)(b)          1,180,825
       2,200  Cummins Engine Company, Inc.                  99,550
       2,200  Data General Corporation(a)                   32,175
      14,300  Deere & Company(b)                           638,137
       5,000  Dell Computer Corporation(a)                 508,125
       8,600  Digital Equipment Corporation(a)             316,050
       6,300  Dover Corporation                            336,262
       9,900  Dresser Industries, Inc.                     324,225
      12,800  EMC Corporation(a)(b)                        412,800
       2,700  General Signal Corporation                   116,437

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

       1,900  Giddings & Lewis, Inc.                $       22,325
       2,600  Harnischfeger Industries, Inc.               115,375
      56,500  Hewlett-Packard Company                    3,043,937
       6,000  Ingersoll-Rand Company                       279,000
       2,600  Intergraph Corporation(a)                     23,725
      29,100  International Business Machines
                Corporation(b)                           4,637,812
       3,000  McDermott International, Inc.                 53,250
       6,400  Pall Corporation(b)                          167,200
       8,200  Pitney Bowes, Inc.                           483,800
      11,600  Seagate Technology, Inc.(a)(b)               458,200
       9,500  Silicon Graphics, Inc.(a)                    188,812
       6,500  Tandem Computers, Inc.(a)                     88,562
       3,300  Tandy Corporation                            139,012
       9,400  Tenneco, Inc.(b)                             479,400
       1,700  Timken Company                                77,562
       1,600  Trinova Corporation                           58,400
       8,400  Tyco International, Ltd.(b)                  459,900
       9,600  Unisys Corporation(a)                         73,200
      23,200  Westinghouse Electric Corporation(b)         435,000
                                                    --------------
                                                        20,346,931
                                                    --------------
INSURANCE AGENTS, BROKERS, & SERVICE (0.3%)
       2,500  Alexander & Alexander Services, Inc.          36,250
       6,000  Aon Corporation                              365,250
       9,000  Humana, Inc.(a)                              169,875
       4,000  Marsh & McLennan Companies, Inc.(b)          453,500
                                                    --------------
                                                         1,024,875
                                                    --------------
INSURANCE CARRIERS (3.8%)
       8,300  Aetna, Inc.(b)                               598,637
      24,600  Allstate Corporation                       1,482,150
      11,300  American General Corporation(b)              464,712
      25,900  American International Group, Inc.         2,978,500
       4,200  CIGNA Corporation                            593,775
       9,600  Chubb Corporation(b)                         520,800
       4,300  General Re Corporation(b)                    725,625
       6,500  ITT Hartford Group, Inc.                     444,437
       3,900  Jefferson-Pilot Corporation                  227,175
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
INSURANCE CARRIERS (continued)

       5,800  Lincoln National Corporation(b)       $      312,475
       6,400  Loews Corporation                            593,600
       3,300  MGIC Investment Corporation                  247,087
       5,200  Providian Corporation                        278,200
       7,000  Safeco Corporation                           291,375
       4,600  St. Paul Companies, Inc.                     270,825
       4,000  Torchmark Corporation                        208,000
      35,333  Travelers Group, Inc.(b)                   1,589,985
       1,900  US Life Corporation                           58,662
       6,500  USF&G Corporation                            130,000
      10,200  United Healthcare Corporation(b)             439,875
       4,000  Unum Corporation(b)                          284,500
                                                    --------------
                                                        12,740,395
                                                    --------------
LEATHER & LEATHER PRODUCTS (0.0%)
       2,700  Stride Rite Corporation                       27,000
                                                    --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
       6,000  Louisiana-Pacific Corporation                135,751
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (1.9%)
       3,100  Bard (C.R.), Inc.                             86,800
       3,100  Bausch & Lomb, Inc.                          115,087
       6,900  Becton, Dickinson & Company(b)               289,800
       6,400  Biomet, Inc.(b)                              105,600
       9,800  Boston Scientific Corporation(a)             572,075
      18,600  Eastman Kodak Company                      1,506,600
       2,300  Johnson Controls, Inc.                       178,250
      13,200  Medtronic, Inc.                              872,850
       2,400  Millipore Corporation                         98,100
       2,400  Perkin-Elmer Corporation                     147,900
       2,500  Polaroid Corporation                         106,562
      13,100  Raytheon Company                             669,737
       4,500  St. Jude Medical, Inc.(a)                    187,875
       1,800  Tektronix, Inc.                               87,750
       3,400  U.S. Surgical Corporation                    136,425
      17,900  Xerox Corporation                            879,337
                                                    --------------
                                                         6,040,748
                                                    --------------
METAL MINING (0.6%)
      19,700  Barrick Gold Corporation(b)                  591,000
      12,400  Battle Mountain Gold Company                  89,900

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
METAL MINING (continued)

       5,100  Cyprus Amax Minerals Company(b)       $      126,225
       7,700  Echo Bay Mines, Ltd.                          47,643
      10,800  Freeport McMoran, Inc., Class B              340,200
       8,100  Homestake Mining Company                     122,512
       5,500  Newmont Mining Corporation                   263,312
      13,200  Placer Dome, Inc(b)                          311,850
       7,300  Santa Fe Pacific Gold Corporation             83,950
                                                    --------------
                                                         1,976,592
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
       4,800  Hasbro, Inc.                                 197,401
       6,500  ITT Industries, Inc.                         151,937
       2,100  Jostens, Inc.                                 44,625
      15,100  Mattel, Inc.                                 466,229
         500  NACCO Industries, Inc.                        23,875
                                                    --------------
                                                           884,067
                                                    --------------
MISCELLANEOUS RETAIL (0.4%)
       1,100  Longs Drug Stores, Inc.                       55,137
       4,600  Rite Aid Corporation(b)                      182,275
      15,100  Toys 'R' Us, Inc.(a)                         520,950
      13,600  Walgreen Company(b)                          567,800
                                                    --------------
                                                         1,326,162
                                                    --------------
MOTION PICTURES (0.1%)
      11,900  Unicom Corporation                           316,837
                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.0%)
       2,200  Caliber System, Inc.                          42,625
       2,400  Consolidated Freightways, Inc.                57,900
       1,600  Yellow Corporation(a)                         24,000
                                                    --------------
                                                           124,525
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
      26,200  American Express Company                   1,368,950
       3,000  Beneficial Corporation                       186,375
       9,100  Dean Witter Discover & Company(b)            622,212
       9,900  Federal Home Loan Mortgage
                Corporation(b)                           1,131,075
      60,300  Federal National Mortgage
                Association                              2,487,375
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
NONDEPOSITORY CREDIT INSTITUTIONS (continued)

       7,600  Green Tree Financial Corporation      $      318,250
       5,300  Household International, Inc.(b)             502,175
      12,300  MBNA Corporation                             496,612
       3,700  Transamerica Corporation                     293,687
                                                    --------------
                                                         7,406,711
                                                    --------------
OIL & GAS EXTRACTION (1.3%)
       6,900  Burlington Resources, Inc.                   365,700
       1,400  Helmerich & Payne, Inc.                       75,250
      17,800  Occidental Petroleum Corporation             427,200
       5,800  Oryx Energy Company(a)                       120,350
      14,500  Phillips Petroleum Company                   654,312
       4,700  Rowan Companies, Inc                         111,037
       5,000  Santa Fe Energy Resources, Inc.(a)            72,500
      13,500  Schlumberger, Ltd.(b)                      1,404,000
      15,900  USX-Marathon Group, Inc.                     363,712
      13,999  Union Pacific Resources Group,
                Inc.(b)                                    418,220
       2,900  Western Atlas, Inc.(a)                       204,450
                                                    --------------
                                                         4,216,731
                                                    --------------
PAPER & ALLIED PRODUCTS (2.0%)
       2,900  Avery Dennison Corporation                   204,812
       2,900  Bemis Company, Inc.                          103,312
       2,700  Boise Cascade Corporation(b)                  83,700
       5,300  Champion International Corporation           227,900
       5,000  Georgia Pacific Corporation                  363,750
      16,600  International Paper Company(b)               705,500
       4,700  James River Corporation of
                Virginia(b)                                150,400
      15,600  Kimberly-Clark Corporation                 1,524,900
       2,900  Mead Corporation                             171,825
      23,100  Minnesota Mining & Manufacturing
                Company(b)                               1,934,625
       5,500  Stone Container Corporation                   84,562
       3,100  Temple-Inland, Inc.                          166,625
       3,800  Union Camp Corporation                       186,675
       5,600  Westvaco Corporation                         158,200
      11,000  Weyerhaeuser Company                         506,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

       3,100  Willamette Industries                 $      210,800
                                                    --------------
                                                         6,783,586
                                                    --------------
PERSONAL SERVICES (0.2%)
       5,700  H & R Block, Inc.                            166,725
      13,000  Service Corporation International            391,625
                                                    --------------
                                                           558,350
                                                    --------------
PETROLEUM REFINING AND RELATED INDUSTRIES (6.9%)
       5,100  Amerada Hess Corporation                     300,262
      27,500  Amoco Corporation                          2,134,687
       3,600  Ashland, Inc.                                172,800
       8,900  Atlantic Richfield Company(b)              1,238,212
      36,000  Chevron Corporation                        2,412,000
      68,600  Exxon Corporation                          6,491,275
       2,700  Kerr-McGee Corporation                       189,000
       1,900  Louisiana Land & Exploration Company         113,525
      21,800  Mobil Corporation                          2,637,800
       2,600  Pennzoil Company                             146,250
      29,600  Royal Dutch Petroleum Company ADR(b)       5,028,300
       4,100  Sun Company, Inc.                            102,500
      14,600  Texaco, Inc.                               1,447,225
      13,700  Unocal Corporation(b)                        558,275
                                                    --------------
                                                        22,972,111
                                                    --------------
PHARMACEUTICAL PREPARATIONS (4.7%)
      35,100  American Home Products Corporation         2,255,175
      14,600  Amgen, Inc.(a)                               888,775
      73,600  Johnson & Johnson(b)                       3,910,000
      67,200  Merck & Company, Inc.(b)                   5,577,600
      35,500  Pfizer, Inc.                               3,181,687
                                                    --------------
                                                        15,813,237
                                                    --------------
PRIMARY METAL INDUSTRIES (0.9%)
      12,500  Alcan Aluminum, Ltd.(b)                      440,625
       9,600  Allegheny Teledyne, Inc.                     224,400
       9,600  Aluminum Company of America                  610,800
       5,900  Armco, Inc.(a)                                26,550
       2,400  Asarco, Inc.                                  65,400
       6,100  Bethlehem Steel Corporation(a)                54,900
       7,900  Engelhard Corporation                        154,050
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

       9,300  Inco, Ltd.                            $      324,337
       2,700  Inland Steel Industries, Inc.                 50,287
       4,800  Nucor Corporation                            261,000
       3,600  Phelps Dodge Corporation                     261,450
       3,500  Reynolds Metals Company(b)                   208,250
       4,700  USX-US Steel Group, Inc.                     141,587
       5,000  Worthington Industries, Inc.                  99,375
                                                    --------------
                                                         2,923,011
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.2%)
       4,100  American Greetings Corporation               115,825
       4,600  Deluxe Corporation                           142,600
       5,400  Dow Jones & Company, Inc.                    187,650
       7,800  Gannett Company, Inc.                        612,300
       1,700  John H. Harland Company                       52,487
       5,300  Knight-Ridder, Inc.(b)                       222,600
       5,500  McGraw-Hill Companies, Inc.                  250,250
       1,500  Meredith Corporation                          77,250
       5,500  Moore Corporation, Ltd.                      115,500
       5,400  New York Times Company                       201,825
       8,500  R.R. Donnelley & Sons Company(b)             284,750
      32,100  Time Warner, Inc.(b)                       1,308,075
       5,700  Times Mirror Company                         298,537
       3,400  Tribune Company                              294,100
                                                    --------------
                                                         4,163,749
                                                    --------------
RAILROAD TRANSPORTATION (0.9%)
       8,500  Burlington Northern Santa Fe
                Corporation                                763,937
      11,700  CSX Corporation                              546,975
       4,500  Conrail, Inc.(b)                             437,625
       7,000  Norfolk Southern Corporation                 630,000
      13,500  Union Pacific Corporation                    786,375
                                                    --------------
                                                         3,164,912
                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.8%)
       2,000  Armstrong World Industries                   150,500
       4,600  Cooper Tire and Rubber Company                94,300
       8,600  Goodyear Tire & Rubber Company               417,100
       6,800  Illinois Tool Works, Inc.(b)                 583,100
      15,800  Nike, Inc. Class B                           898,625

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)

       3,100  Reebok International, Ltd.            $      117,800
       8,300  Rubbermaid, Inc.                             199,200
       3,400  Tupperware Corporation                       180,200
                                                    --------------
                                                         2,640,825
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (0.5%)
       9,300  Merrill Lynch & Company, Inc.(b)             746,325
       8,400  Morgan Stanley Group, Inc.(b)                505,050
       5,800  Salomon, Inc.                                264,625
                                                    --------------
                                                         1,516,000
                                                    --------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (0.3%)
      12,700  Corning, Inc.(b)                             514,350
       8,800  Newell Company                               272,800
       2,800  Owens-Corning Corporation(a)(b)              120,050
                                                    --------------
                                                           907,200
                                                    --------------
TEXTILE MILL PRODUCTS (0.1%)
       4,200  Fruit of the Loom, Inc. Class
                A(a)(b)                                    149,625
       2,100  Russell Corporation                           60,375
       1,100  Springs Industries, Inc. Class A              51,150
                                                    --------------
                                                           261,150
                                                    --------------
TOBACCO PRODUCTS (1.5%)
       9,400  American Brands, Inc.                        448,850
      45,200  Philip Morris Companies, Inc.              4,661,250
                                                    --------------
                                                         5,110,100
                                                    --------------
TRANSPORTATION BY AIR (0.4%)
       5,000  AMR Corporation(a)                           456,250
       4,400  Delta Airlines, Inc.(b)                      331,100
       6,200  Federal Express Corporation(a)               274,350
       8,000  Southwest Airlines Company                   198,000
       3,500  U.S. Air Group, Inc.(a)                       81,375
                                                    --------------
                                                         1,341,075
                                                    --------------
TRANSPORTATION EQUIPMENT (4.4%)
      15,600  Allied-Signal, Inc.                        1,142,700
      19,200  Boeing Company                             1,908,000
      40,200  Chrysler Corporation(b)                    1,427,100
       5,600  Dana Corporation                             174,300
       4,300  Eaton Corporation(b)                         297,775
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

       3,400  Echlin, Inc.(b)                       $      114,325
       2,000  Fleetwood Enterprises, Inc.                   61,000
      65,300  Ford Motor Company                         2,138,575
       3,500  General Dynamics Corporation                 258,125
      41,700  General Motors Corporation                 2,402,962
      11,100  Lockheed Martin Corporation(b)             1,005,937
      11,900  McDonnell Douglas Corporation                629,212
       4,200  Navistar International
                Corporation(a)                              39,900
       3,200  Northrop Grumman Corporation                 266,000
       2,100  Paccar, Inc.                                 139,650
      12,100  Rockwell International Corporation           777,425
       3,600  TRW, Inc.(b)                                 350,550
       4,500  Textron, Inc.                                429,187
       6,700  United Technologies Corporation(b)           939,675
                                                    --------------
                                                        14,502,398
                                                    --------------
TRANSPORTATION SERVICES (0.0%)
       4,500  Ryder System, Inc.                           136,688
                                                    --------------
WHOLESALE TRADE-DURABLE GOODS (0.2%)
       6,700  Genuine Parts Company                        301,500
       2,800  Grainger (W.W.), Inc.                        222,600
       1,600  Potlatch Corporation                          70,800
                                                    --------------
                                                           594,900
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.3%)
       7,200  Alco Standard Corporation(b)                 372,600
       2,100  Fleming Companies, Inc.                       34,388
       2,800  Sigma Aldrich                                175,000
       3,700  Supervalu, Inc.                              109,613
      10,000  Sysco Corporation                            341,252
                                                    --------------
                                                         1,032,853
                                                    --------------

TOTAL COMMON STOCKS (COST $226,131,139)                317,358,744
                                                    --------------
TIME DEPOSITS (4.9%)
  16,306,407  Foreign Sanwa Bank Ltd., 5.75%, due
                12/2/96 (cost $16,306,407)              16,306,407
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                      INDEX FUND (continued)
----------------------------------------------------
U.S. TREASURY OBLIGATIONS (0.1%)
     580,000  U.S. Treasury, 5.21% yield, due
                5/29/97 (cost $565,363)(e)          $      565,628
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $243,002,909)
                                                      $334,230,779
                                                    --------------
                                                    --------------
----------------------------------------------------
                     DIVERSIFIED EQUITY FUND
----------------------------------------------------

 INCOME EQUITY INVESTMENT STYLE (24.7%)
COMMON STOCKS (24.7%)
BUSINESS SERVICES (0.4%)
     130,800  Cognizant Corporation(a)(b)           $    4,512,600
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (1.4%)
      96,600  E.I. du Pont de Nemours & Company          9,104,550
     143,600  Morton International, Inc.                 5,797,850
                                                    --------------
                                                        14,902,400
                                                    --------------
COMMUNICATIONS (1.1%)
     163,000  AT&T Corporation                           6,397,750
     126,600  GTE Corporation                            5,681,175
                                                    --------------
                                                        12,078,925
                                                    --------------

DEPOSITORY INSTITUTIONS (1.3%)
   92,400  First Bank System, Inc.(b)        6,733,650
   74,400  J.P. Morgan & Company, Inc.       7,021,511
                                         -------------
                                            13,755,161
                                         -------------
EATING & DRINKING PLACES (0.3%)
   73,500  McDonald's Corporation(b)         3,436,125
                                         -------------
ELECTRIC, GAS, & SANITARY SERVICES (2.1%)
  107,600  Consolidated Natural Gas
             Company                         6,146,650
   39,600  FPL Group, Inc.(b)                1,826,550
  133,400  Pacific Gas & Electric
             Company(b)                      3,218,275
  132,000  Public Service Enterprise
             Group, Inc.                     3,778,501
   55,300  Texas Utilities Company           2,184,350
  172,000  WMX Technologies, Inc.(b)         6,192,000
                                         -------------
                                            23,346,326
                                         -------------

FACE/SHARE           SECURITY
 AMOUNT            DESCRIPTION               VALUE
----------------------------------------------------
               DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (2.6%)
      54,900  Emerson Electric Company              $    5,387,063
      80,100  General Electric Company                   8,330,400
     171,600  Honeywell, Inc.                           11,776,050
      58,103  Lucent Technologies, Inc.(b)               2,977,778
                                                    --------------
                                                        28,471,291
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.5%)
     230,800  Dun & Bradstreet Corporation(b)            5,221,850
                                                    --------------
FOOD & KINDRED PRODUCTS (1.7%)
     163,200  PepsiCo, Inc.                              4,875,600
      66,000  Procter & Gamble Company                   7,177,500
     155,600  Sara Lee Corporation                       6,107,300
                                                    --------------
                                                        18,160,400
                                                    --------------
GENERAL MERCHANDISE STORES (1.6%)
     120,100  Dayton Hudson Corporation(b)               4,668,888
      97,400  J.C. Penney Company, Inc.(b)               5,235,250
      97,600  May Department Stores Company(a)           4,758,000
      60,100  Sears Roebuck and Company                  2,989,902
                                                    --------------
                                                        17,652,040
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.0%)
     204,000  Hewlett-Packard Company                   10,990,500
                                                    --------------
INSURANCE CARRIERS (0.6%)
       6,000  Allstate Corporation                         361,500
     149,000  American General Corporation(b)            6,127,626
                                                    --------------
                                                         6,489,126
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.6%)
      81,900  Eastman Kodak Company                      6,633,900
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.0%)
      93,200  American Express Company                   4,869,700
      66,200  Transamerica Corporation                   5,254,626
                                                    --------------
                                                        10,124,326
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

OIL & GAS EXTRACTION (0.7%)
      74,000  Schlumberger, Ltd.(b)                 $    7,696,000
                                                    --------------
PAPER & ALLIED PRODUCTS (0.7%)
      94,900  Minnesota Mining & Manufacturing
                Company(b)                               7,947,875
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (2.6%)
      47,000  Atlantic Richfield Company(b)              6,538,876
      83,600  Chevron Corporation                        5,601,200
      76,800  Exxon Corporation                          7,267,201
      37,600  Mobil Corporation                          4,549,600
      27,600  Royal Dutch Petroleum Company ADR          4,688,550
                                                    --------------
                                                        28,645,427
                                                    --------------
PHARMACEUTICAL PREPARATIONS (2.1%)
      79,800  American Home Products Corporation         5,127,150
     115,400  Johnson & Johnson(b)                       6,130,625
      60,100  Merck & Company, Inc.(b)                   4,988,300
      67,200  Pfizer, Inc.                               6,022,800
                                                    --------------
                                                        22,268,875
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (0.4%)
     155,200  Deluxe Corporation                         4,811,200
                                                    --------------
TOBACCO PRODUCTS (1.3%)
     175,100  American Brands, Inc.                      8,361,025
      60,500  Philip Morris Companies, Inc.              6,239,062
                                                    --------------
                                                        14,600,087
                                                    --------------
TRANSPORTATION EQUIPMENT (0.7%)
      50,800  United Technologies Corporation(b)         7,124,672
                                                    --------------
TOTAL COMMON STOCKS (COST $181,827,215)                268,869,106
                                                    --------------

TOTAL INCOME EQUITY INVESTMENT STYLE (COST
  $181,827,215)                                        268,869,106
                                                    --------------
 INDEX INVESTMENT STYLE(25.1%)
   7,321,616  Index Portfolio of Core Trust
                (Delaware)(i)                          272,232,048
                                                    --------------
TOTAL INDEX INVESTMENT STYLE (COST $188,917,763)
                                                       272,232,048
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

 LARGE COMPANY GROWTH INVESTMENT STYLE(25.1%)
COMMON STOCKS (24.4%)
AMUSEMENT & RECREATION SERVICES (0.5%)
      76,580  Walt Disney Company(b)                $    5,647,775
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.3%)
      57,000  Cintas Corporation                         3,462,750
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(1.2%)
     142,793  Home Depot, Inc.                           7,443,088
     132,300  Lowe's Companies, Inc.                     5,374,693
                                                    --------------
                                                        12,817,781
                                                    --------------
BUSINESS SERVICES (4.8%)
      79,100  DST Systems, Inc.(a)                       2,560,866
     129,850  Electronic Data Systems
                Corporation(b)                           6,281,496
     316,000  First Data Corporation(b)                 12,600,500
     102,550  Fiserv, Inc.(a)                            3,871,263
      87,200  HBO & Company(b)                           4,959,502
     123,020  Microsoft Corporation(a)                  19,298,766
      62,000  Sungard Data Systems, Inc.(a)(b)           2,604,000
                                                    --------------
                                                        52,176,393
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (4.3%)
     163,300  Intel Corporation                         20,718,691
     142,506  Molex, Inc., Class A                       5,023,338
      89,660  Motorola, Inc.                             4,964,928
      91,500  Solectron Corporation(a)(b)                5,352,750
     343,800  Telfonaktiebolaget LM Ericsson,
                Series B, Sponsored ADR(a)              10,614,827
                                                    --------------
                                                        46,674,534
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.6%)
      69,900  Gartner Group, Inc.(b)                     2,551,350
      72,700  Paychex, Inc.                              3,889,450
                                                    --------------
                                                         6,440,800
                                                    --------------
FOOD & KINDRED PRODUCTS (0.9%)
     198,100  Coca-Cola Company                         10,127,864
                                                    --------------
HEALTH SERVICES (0.9%)
     200,700  Columbia HCA Healthcare
                Corporation(b)                      $    8,028,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
HEALTH SERVICES (continued)

      34,700  IDEXX Laboratories, Inc.(a)                1,214,500
                                                    --------------
                                                         9,242,500
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (1.4%)
     128,500  Franklin Resources, Inc.                   9,187,750
     166,800  T. Rowe Price                              6,025,651
                                                    --------------
                                                        15,213,401
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (2.1%)
     180,400  Cisco Systems, Inc.(a)(b)                 12,244,653
     197,800  Hewlett-Packard Company                   10,656,475
                                                    --------------
                                                        22,901,128
                                                    --------------
INSURANCE CARRIERS (1.3%)
     118,325  American International Group, Inc.        13,607,375
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.8%)
     137,200  Medtronic, Inc.                            9,072,352
                                                    --------------
MISCELLANEOUS RETAIL (1.6%)
     207,700  Autozone, Inc.(a)(b)                       5,114,616
     217,200  Petsmart, Inc.(a)(b)                       5,538,600
     211,300  Staples, Inc.(a)(b)                        4,173,175
      85,700  Viking Office Products, Inc.(a)            2,683,484
                                                    --------------
                                                        17,509,875
                                                    --------------
PHARMACEUTICAL PREPARATIONS (1.1%)
      67,600  Amgen, Inc.(a)                             4,115,153
      85,400  Pfizer, Inc.                               7,653,975
                                                    --------------
                                                        11,769,128
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (1.5%)
     436,400  Charles Schwab Corporation(b)             13,146,075
      74,100  Donaldson, Lufkin & Jenrette, Inc.         2,639,816
                                                    --------------
                                                        15,785,891
                                                    --------------
TOBACCO PRODUCTS (0.5%)
      58,100  Philip Morris Companies, Inc.         $    5,991,562
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.6%)
     110,500  Corporate Express, Inc.(a)(b)              3,094,000
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               DIVERSIFIED EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE-NONDURABLE GOODS (continued)

     173,760  Office Depot, Inc.(a)                      3,388,320
                                                    --------------
                                                         6,482,320
                                                    --------------

TOTAL COMMON STOCKS (COST $177,089,429)                264,923,429
                                                    --------------
REPURCHASE AGREEMENTS (0.7%)
   7,521,957  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $7,525,499 (cost $7,521,957)(c)          7,521,957
                                                    --------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $184,657,529)                                        272,445,386
                                                    --------------

 SMALL COMPANY GROWTH INVESTMENT STYLE (10.0%)
   3,068,932  Small Company Portfolio of Core
                Trust (Delaware)(i)                    109,077,139
                                                    --------------

TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $94,630,706)                                         109,077,139
                                                    --------------

 INTERNATIONAL INVESTMENT STYLE(14.8%)
   6,487,884  International Portfolio II of Core
                Trust (Delaware)(i)                    161,090,277
                                                    --------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST
  $144,954,972)                                        161,090,277
                                                    --------------

 OTHER INVESTMENTS (0.3%)
   2,714,765  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $2,716,043 (cost $2,714,765)(c)          2,714,765
                                                    --------------

TOTAL OTHER INVESTMENTS (COST $2,714,765)                2,714,765
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $797,702,950)
                                                    $1,086,428,721
                                                    --------------
                                                    --------------
----------------------------------------------------
                        GROWTH EQUITY FUND
----------------------------------------------------

 LARGE COMPANY GROWTH INVESTMENT STYLE (35.0%)
COMMON STOCKS (34.9%)
AMUSEMENT & RECREATION SERVICES (0.7%)
      80,900  Walt Disney Company(b)                $    5,966,375
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  GROWTH EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.5%)
      72,200  Cintas Corporation(b)                      4,386,150
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(1.6%)
     153,100  Home Depot, Inc.                           7,980,340
     135,400  Lowe's Companies, Inc.                     5,500,630
                                                    --------------
                                                        13,480,970
                                                    --------------
BUSINESS SERVICES (6.9%)
      86,200  DST Systems, Inc.(a)(b)                    2,790,725
     143,400  Electronic Data Systems
                Corporation(b)                           6,936,980
     359,800  First Data Corporation(b)                 14,347,020
     107,600  Fiserv, Inc.(a)                            4,061,900
      94,800  HBO & Company(b)                           5,391,750
     135,200  Microsoft Corporation(a)(b)               21,209,500
      67,400  Sungard Data Systems, Inc.(a)(b)           2,830,800
                                                    --------------
                                                        57,568,675
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (6.1%)
     177,900  Intel Corporation                         22,571,065
     150,043  Molex, Inc., Class A(b)                    5,289,015
      98,500  Motorola, Inc.(b)                          5,454,440
     100,000  Solectron Corporation(a)(b)                5,850,000
     376,100  Telfonaktiebolaget LM Ericsson,
                Series B, Sponsored ADR(a)(b)           11,612,074
                                                    --------------
                                                        50,776,594
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.9%)
      77,100  Gartner Group, Inc.(b)                     2,814,150
      85,125  Paychex, Inc.                              4,554,180
                                                    --------------
                                                         7,368,330
                                                    --------------
FOOD & KINDRED PRODUCTS (1.4%)
     228,800  Coca-Cola Company                         11,697,400
                                                    --------------
HEALTH SERVICES (1.2%)
     220,600  Columbia HCA Healthcare
                Corporation(b)                      $    8,824,000
      38,300  IDEXX Laboratories, Inc.(a)                1,340,500
                                                    --------------
                                                        10,164,500
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  GROWTH EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

HOLDING & OTHER INVESTMENT OFFICES (2.0%)
     141,100  Franklin Resources, Inc.(b)               10,088,650
     176,200  T. Rowe Price(b)                           6,365,225
                                                    --------------
                                                        16,453,875
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.0%)
     198,600  Cisco Systems, Inc.(a)(b)                 13,479,970
     216,700  Hewlett-Packard Company(b)                11,674,710
                                                    --------------
                                                        25,154,680
                                                    --------------
INSURANCE CARRIERS (1.9%)
     136,750  American International Group, Inc.        15,726,245
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (1.2%)
     151,000  Medtronic, Inc.                            9,984,876
                                                    --------------
MISCELLANEOUS RETAIL (2.2%)
     227,600  Autozone, Inc.(a)(b)                       5,604,650
     229,400  Petsmart, Inc.(a)(b)                       5,849,700
     232,700  Staples, Inc.(a)(b)                        4,595,825
      87,800  Viking Office Products, Inc.(a)(b)         2,749,240
                                                    --------------
                                                        18,799,415
                                                    --------------
PHARMACEUTICAL PREPARATIONS (1.5%)
      73,600  Amgen, Inc.(a)(b)                          4,480,403
      93,600  Pfizer, Inc.                               8,388,905
                                                    --------------
                                                        12,869,308
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (2.1%)
     474,800  Charles Schwab Corporation(b)             14,303,355
      80,700  Donaldson, Lufkin & Jenrette, Inc.         2,874,940
                                                    --------------
                                                        17,178,295
                                                    --------------
TOBACCO PRODUCTS (0.8%)
      63,700  Philip Morris Companies, Inc.              6,569,065
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.9%)
     120,400  Corporate Express, Inc.(a)(b)         $    3,371,200

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                  GROWTH EQUITY FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
WHOLESALE TRADE-NONDURABLE GOODS (continued)

     191,500  Office Depot, Inc.(a)                      3,734,250
                                                    --------------
                                                         7,105,450
                                                    --------------

TOTAL COMMON STOCKS (COST $197,380,566)                291,250,203
                                                    --------------
REPURCHASE AGREEMENTS (0.1%)
   1,199,629  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $1,200,194 (cost $1,199,629)(c)          1,199,629
                                                    --------------

TOTAL LARGE COMPANY GROWTH INVESTMENT STYLE (COST
  $198,600,218)                                        292,449,832
                                                    --------------

 SMALL COMPANY STOCK INVESTMENT STYLE (35.2%)
   8,255,522  Small Company Portfolio of Core
                Trust (Delaware)(j)                    293,419,727
                                                    --------------

TOTAL SMALL COMPANY STOCK INVESTMENT STYLE (COST
  $254,368,473)                                        293,419,727
                                                    --------------

 INTERNATIONAL INVESTMENT STYLE (29.6%)
   9,938,220  International Portfolio II of Core
                Trust (Delaware)(j)                    246,760,113
                                                    --------------

TOTAL INTERNATIONAL INVESTMENT STYLE (COST
  $221,254,892)                                        246,760,113
                                                    --------------

 OTHER INVESTMENTS (0.2%)
   2,081,947  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $2,082,927(c)                            2,081,947
                                                    --------------

TOTAL OTHER INVESTMENTS (COST $2,081,947)                2,081,947
                                                    --------------
TOTAL INVESTMENTS (100.0%) (COST $676,305,530)
                                                     $ 834,711,619
                                                    --------------
                                                    --------------
----------------------------------------------------
                    LARGE COMPANY GROWTH FUND
----------------------------------------------------
COMMON STOCKS (95.6%)
AMUSEMENT & RECREATION SERVICES (1.8%)
      24,200  Walt Disney Company                   $    1,784,750
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (1.3%)
      21,700  Cintas Corporation                    $    1,318,275
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(4.3%)
      48,600  Home Depot Inc.                            2,533,275
      44,100  Lowe's Companies, Inc.                     1,791,565
                                                    --------------
                                                         4,324,840
                                                    --------------
BUSINESS SERVICES (15.3%)
      28,600  DST Systems, Inc.(a)(b)                      925,925
     123,400  First Data Corporation(b)                  4,920,575
      39,500  Fiserv, Inc.                               1,491,125
      44,800  Microsoft Corporation(a)                   7,028,003
      22,600  Sungard Data Systems, Inc.(a)(b)             949,200
                                                    --------------
                                                        15,314,828
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (0.4%)
      12,700  Idexx Laboratories, Inc.(a)                  444,500
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (16.2%)
      59,400  Intel Corporation                          7,536,375
     107,600  Telefonaktiebolaget LM Ericsson,
                Series B, Sponsored ADR                  3,322,150
      50,843  Molex, Inc., Class A                       1,792,215
      32,300  Motorola, Inc.                             1,788,612
      30,900  Solectron Corporation(a)(b)                1,807,650
                                                    --------------
                                                        16,247,002
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES
(2.4%)
      25,300  Gartner Group, Inc.(b)                       923,450
      27,125  Paychex, Inc.                              1,451,187
                                                    --------------
                                                         2,374,637
                                                    --------------
FOOD & KINDRED PRODUCTS (3.8%)
      74,400  Coca-Cola Company                          3,803,700
                                                    --------------
HEALTH SERVICES (4.8%)
      71,500  Columbia HCA Healthcare
                Corporation(b)                           2,860,000
      34,100  HBO & Company                              1,939,437
                                                    --------------
                                                         4,799,437
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

HOLDING & OTHER INVESTMENT OFFICES (7.8%)
      48,100  Electronic Data Systems Corporation   $    2,326,837
      47,100  Franklin Resources, Inc.                   3,367,650
      59,500  T. Rowe Price                              2,149,437
                                                    --------------
                                                         7,843,924
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (7.7%)
      59,300  Cisco Systems, Inc.(a)(b)                  4,024,987
      68,300  Hewlett-Packard Company                    3,679,662
                                                    --------------
                                                         7,704,649
                                                    --------------
INSURANCE CARRIERS (5.3%)
      46,550  American International Group, Inc.         5,353,250
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (3.3%)
      49,600  Medtronic, Inc.                            3,279,800
                                                    --------------
MISCELLANEOUS RETAIL (7.7%)
      75,300  Autozone, Inc.(a)                          1,854,262
      63,000  Office Depot, Inc.(a)                      1,228,500
      81,900  Petsmart, Inc.(a)(b)                       2,088,450
      76,600  Staples, Inc.(a)(b)                        1,512,850
      33,700  Viking Office Products Inc.(a)             1,055,231
                                                    --------------
                                                         7,739,293
                                                    --------------
PHARMACEUTICAL PREPARATIONS (4.4%)
      24,100  Amgen, Inc.(a)                             1,467,087
      32,400  Pfizer, Inc.                               2,903,850
                                                    --------------
                                                         4,370,937
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (5.9%)
     159,000  Charles Schwab Corporation(b)              4,789,875
      30,600  Donaldson, Lufkin & Jenrette, Inc.         1,090,125
                                                    --------------
                                                         5,880,000
                                                    --------------
TOBACCO PRODUCTS (2.1%)
      20,800  Philip Morris Companies, Inc.              2,145,000
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              LARGE COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

WHOLESALE TRADE-NONDURABLE GOODS (1.1%)
      38,600  Corporate Express, Inc.(a)(b)         $    1,080,800
                                                    --------------

TOTAL COMMON STOCKS (COST $64,119,625)                  95,809,622
                                                    --------------
REPURCHASE AGREEMENTS (4.4%)
   4,424,155  BA Securities, Inc., 5.65%, due
                12/2/96 to be repurchased at
                $4,426,238 (cost $4,424,155)(c)          4,424,155
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $68,543,780)
                                                     $ 100,233,777
                                                    --------------
                                                    --------------
----------------------------------------------------
                     SMALL COMPANY STOCK FUND
----------------------------------------------------
COMMON STOCKS (93.4%)
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (1.1%)
     107,600  Ugly Duckling Corporation(a)(b)       $    1,869,550
                                                    --------------
BUSINESS SERVICES (12.7%)
      69,500  Computer Task Group, Inc.                  2,910,312
     122,400  HCIA, Inc.(a)                              3,519,000
     157,900  IKOS Systems, Inc.(a)                      3,039,575
     103,950  Information Management Resources,
                Inc.(a)                                  1,715,175
      29,800  Keane, Inc.(a)                             1,575,675
     168,800  Renters Choice, Inc.(a)                    3,080,600
      93,250  STB Systems, Inc.(a)                       2,074,812
     181,400  USCS International, Inc.(a)                3,038,450
                                                    --------------
                                                        20,953,599
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (2.1%)
     136,900  Tetra Technologies, Inc.(a)                3,486,665
                                                    --------------
DEPOSITORY INSTITUTIONS (5.8%)
     272,800  Bank Plus Corporation(a)                   3,103,100
      89,600  Coast Savings Financial(a)(b)              3,180,800
     116,900  GA Financial, Inc.                         1,782,725
      60,000  Ocean Financial Corporation(a)             1,545,000
                                                    --------------
                                                         9,611,625
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (10.9%)
     145,000  Actel Corporation(a)                       3,190,000
      54,975  Computer Products, Inc.(a)                 1,106,371
     118,900  Etec Systems, Inc.(a)                      3,492,687

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

      63,700  Harman International Industries,
                Inc.                                $    3,248,700
      67,700  P-COM, Inc.(a)(b)                          2,149,475
     131,800  Powell Industries, Inc.(a)                 1,318,000
     187,000  Symmetricom, Inc.(a)                       3,529,625
                                                    --------------
                                                        18,034,858
                                                    --------------
FINANCIAL SERVICES (1.1%)
      55,350  Southern Pacific Funding
                Corporation(a)(b)                        1,757,362
                                                    --------------
HEALTH SERVICES (5.0%)
       7,100  Express Scripts, Inc.(a)                     252,937
     191,700  Inphynet Medical Management, Inc.(a)       3,474,562
      75,000  Physicians Resource Group, Inc.(a)         1,556,250
     167,925  RoTech Medical Corporation(a)(b)           2,854,725
                                                    --------------
                                                         8,138,474
                                                    --------------
HOLDING & OTHER INVESTMENTS (0.5%)
      69,300  HealthCare Financial Partners,
                Inc.(a)                                    866,250
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (4.5%)
      91,300  Ciprico, Inc.(a)                           1,255,375
     112,300  Greenfield Industries                      3,284,775
     214,700  Par Technology Corporation(a)              2,898,450
                                                    --------------
                                                         7,438,600
                                                    --------------
INSURANCE CARRIERS (1.5%)
      97,600  Sierra Health Services, Inc.(a)(b)         2,403,400
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (5.3%)
     108,000  Arrow International, Inc.                  2,889,000
      90,600  Lunar Corporation(a)                       2,808,600
      77,800  Zygo Corporation(a)(b)                     3,092,550
                                                    --------------
                                                         8,790,150
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.6%)
      40,900  RockShox, Inc.(a)                            526,587
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)

     199,000  YES! Entertainment Corporation(a)(b)  $    2,039,750
                                                    --------------
                                                         2,566,337
                                                    --------------
MISCELLANEOUS RETAIL (0.6%)
      73,550  Friedman's, Inc. Class A(a)(b)             1,011,312
                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.1%)
     142,700  Swift Transportation, Inc.(a)              3,433,718
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (12.1%)
     167,000  AmeriCredit Corporation(a)                 3,319,125
     290,700  Imperial Credit Industries, Inc.           6,177,375
     135,400  Imperial Credit Mortgage Holdings(b)       2,944,950
     102,700  Medallion Financial Corporation            1,476,312
     206,200  Resource Bancshares Mortgage Group,
                Inc.                                     3,118,775
     128,030  WFS Financial, Inc.                        2,944,690
                                                    --------------
                                                        19,981,227
                                                    --------------
OIL & GAS EXTRACTION (18.9%)
     375,500  Abacan Resource Corporation(a)             3,215,220
     169,700  FX Energy, Inc.(a)                         1,527,300
      61,300  Flores & Rucks, Inc.(a)(b)                 3,011,363
     104,800  Forcenergy, Inc.(a)(b)                     3,209,500
     132,000  Key Energy Group(a)                        1,600,500
     216,100  Marine Drilling Company, Inc.(a)           3,430,588
      70,450  Neuvo Energy Company(a)                    3,522,500
     168,750  Pride Petroleum Services, Inc.(a)(b)       3,058,595
     144,500  Seagull Energy Corporation(a)(b)           3,305,439
     137,100  Tuboscope Vetco International
                Corporation(a)                           2,107,913
      94,300  Vintage Petroleum, Inc.                    3,159,050
                                                    --------------
                                                        31,147,968
                                                    --------------
REAL ESTATE (1.9%)
     175,900  NHP, Inc.(a)                               3,056,263
                                                    --------------
TRANSPORTATION BY AIR (4.9%)
     118,000  Atlas Air, Inc.(a)(b)                      5,487,000

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION BY AIR (continued)

     103,000  Kitty Hawk, Inc.(a)                   $    1,236,000
     129,000  Mesa Airlines, Inc.(a)                     1,273,875
                                                    --------------
                                                         7,996,875
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (0.8%)
      98,700  United Natural Foods, Inc.(a)(b)           1,332,450
                                                    --------------

TOTAL COMMON STOCKS (COST $132,334,461)                153,876,683
                                                    --------------
SHORT-TERM HOLDINGS (6.6%)
   2,480,773  Dreyfus Treasury Cash Management
                Fund                                     2,480,773
   2,428,010  Federated U.S. Short-Term Government
                Fund                                     2,428,010
   2,684,285  Fidelity Money Market                      2,684,285
   3,247,432  Provident Federal Trust                    3,247,432
                                                    --------------
SHORT-TERM HOLDINGS (COST $10,840,500)                  10,840,500
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $143,174,961)
                                                     $ 164,717,183
                                                    --------------
                                                    --------------
----------------------------------------------------
                    SMALL COMPANY GROWTH FUND
----------------------------------------------------
COMMON STOCKS (96.7%)
APPAREL & ACCESSORY STORES (1.6%)
     318,800  Stage Stores, Inc.                    $    5,977,500
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (1.8%)
     263,200  Warnaco Group, Inc., Class A(a)            7,007,700
                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS
(2.2%)
     205,900  American Homestar Corporation              3,757,675
     272,500  Del Webb Corporation(a)                    4,598,437
                                                    --------------
                                                         8,356,112
                                                    --------------
BUSINESS SERVICES (3.4%)
     150,000  BTG, Inc.                                  3,018,750
      85,300  Computer Horizons Corporation              2,857,550
     227,500  GTECH Holdings Corporation                 7,166,250
                                                    --------------
                                                        13,042,550
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

CHEMICALS & ALLIED PRODUCTS (12.1%)
      96,500  Agouron Pharmaceuticals, Inc.         $    5,295,438
     230,000  Axogen Limited-UTS                         4,973,750
     137,900  Biovail Corporation International          3,930,150
     155,766  Elan Corporation, plc Sponsored ADR        4,634,039
     320,900  Genzyme Corporation                        7,300,475
     129,700  Interneuron Pharmaceuticals, Inc.          2,529,150
     105,100  Martek Biosciences Corporation             1,865,525
     203,000  North American Vaccine, Inc.               4,948,126
     500,000  Oncogene Science, Inc.                     3,437,500
     239,500  Sepracor, Inc.                             3,981,689
     306,000  Twinlab Corporation                        3,672,000
                                                    --------------
                                                        46,567,842
                                                    --------------
COMMUNICATIONS (3.5%)
     128,900  Central European Media Enterprises,
                Ltd.                                     3,609,200
      55,900  Commnet Cellular, Inc.                     1,579,175
      58,900  Excel Communications, Inc.                 1,472,500
     101,850  Vanguard Cellular Systems, Inc.            1,718,718
     166,900  Young Broadcasting Corporation             5,069,587
                                                    --------------
                                                        13,449,180
                                                    --------------
DEPOSITORY INSTITUTIONS (3.3%)
     193,400  California Federal Bancorp, Inc.           4,689,950
     513,200  Dime Bancorp, Inc.                         8,147,050
                                                    --------------
                                                        12,837,000
                                                    --------------
EATING & DRINKING PLACES (2.3%)
     434,200  Foodmaker, Inc.                            3,962,076
     587,800  Shoney's, Inc.                             4,849,350
                                                    --------------
                                                         8,811,426
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (2.9%)
     298,800  Philip Environmental, Inc.                 3,884,400
     219,300  USA Waste Services, Inc.                   7,072,425
                                                    --------------
                                                        10,956,825
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (7.8%)
     150,100  Adaptec, Inc.                         $    5,591,225
     219,700  American Power Conversion                  5,204,143
     202,500  BMC Industries, Inc.(a)                    5,821,875
      46,900  Hutchinson Technology, Inc.                2,473,975
      81,200  Microchip Technology, Inc.                 3,877,300
      81,300  Portugal Telecom, ADR(a)                   2,154,450
     594,500  Silicon Storage Technology                 4,830,312
                                                    --------------
                                                        29,953,280
                                                    --------------
FINANCIAL SERVICES (1.1%)
     161,900  Credit Acceptance Corporation              4,189,162
                                                    --------------
FOOD STORES (1.5%)
     273,100  Dominick's Supermarkets, Inc.              5,735,100
                                                    --------------
GENERAL MERCHANDISE STORES (1.4%)
     149,500  Consolidated Stores Corporation            5,531,500
                                                    --------------
HEALTH SERVICES (3.8%)
      61,000  Genesis Health Ventures, Inc.              1,700,375
     230,800  OrNda Healthcorp                           6,722,050
     221,900  Quorum Health Group, Inc.                  6,240,937
                                                    --------------
                                                        14,663,362
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (0.9%)
     198,800  RFS Hotel Investors, Inc.                  3,329,900
                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGING PLACES (2.6%)
     229,500  Aztar Corporation                          1,663,875
     290,300  Red Roof, Inc.                             4,572,225
      71,500  Sun International Hotels, Ltd.             3,548,187
                                                    --------------
                                                         9,784,287
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.6%)
     104,200  American Standard Companies, Inc.          3,972,625
          77  Applied Magnetics Corporation                  2,107
      78,800  Case Corporation(a)                        4,137,000
     241,500  Varco International, Inc.                  5,524,312
                                                    --------------
                                                        13,636,044
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

INSURANCE CARRIERS (3.5%)
     246,000  Everest Reinsurance Holdings,
                Inc.(a)                             $    6,918,750
     112,700  The PMI Group, Inc.(a)                     6,536,600
                                                    --------------
                                                        13,455,350
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (2.6%)
     235,000  Mentor Corporation(a)                      6,433,125
     196,800  Possis Medical, Inc.                       3,444,000
                                                    --------------
                                                         9,877,125
                                                    --------------
MISCELLANEOUS MANUFACTURING (0.6%)
     174,600  RockShox, Inc.                             2,247,975
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.4%)
     147,200  Lear Seating Corporation                   5,280,800
                                                    --------------
MISCELLANEOUS RETAIL (4.4%)
     137,300  Borders Group, Inc.                        5,011,450
     445,225  OfficeMax, Inc.                            6,455,762
     186,600  Petsmart, Inc.                             4,758,300
      54,100  Rent-Way, Inc.                               524,093
                                                    --------------
                                                        16,749,605
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.5%)
     140,500  Olympic Financial, Ltd.                    1,949,437
                                                    --------------
OIL & GAS EXTRACTION (10.5%)
     105,700  Apache Corporation(a)                      3,844,837
      90,000  Dawson Production Services, Inc.           1,113,750
     111,800  Input/Output, Inc.                         2,683,200
     291,900  Noble Drilling Corporation                 5,619,075
     212,500  Parker & Parsley Petroleum Company,
                Delaware(a)                              7,012,500
     559,600  Parker Drilling Company                    5,246,250
     305,800  Pool Energy Services Company               4,510,550
     127,600  Reading & Bates Corporation                3,700,400
     107,200  Transocean Offshore, Inc.(a)               6,458,800
                                                    --------------
                                                        40,189,362
                                                    --------------
PRIMARY METAL INDUSTRIES (4.4%)
     231,200  Olympic Steel, Inc.                        5,577,700
     222,000  Steel Dynamics, Inc.                       4,051,500
      29,600  Texas Industries, Inc.(a)                  1,683,500

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              SMALL COMPANY GROWTH FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

     170,400  Titanium Metals Corporation           $    5,708,400
                                                    --------------
                                                        17,021,100
                                                    --------------
REAL ESTATE (1.1%)
     268,500  Newhall Land & Farming Company(a)          4,195,314
                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (1.1%)
      86,500  Energy Ventures, Inc.                      4,249,313
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (1.2%)
     221,600  Amresco, Inc.                              4,764,400
                                                    --------------
TRANSPORTATION EQUIPMENT (3.8%)
     293,700  Gulfstream Aerospace Corporation           7,048,800
     179,340  LucasVarity plc Sponsored ADR              7,599,534
                                                    --------------
                                                        14,648,334
                                                    --------------
WATER TRANSPORTATION (1.3%)
     673,700  OMI Corporation                            5,136,963
                                                    --------------
WHOLESALE TRADE-DURABLE GOODS (2.2%)
     182,100  Tech Data Corporation                      5,463,000
      99,200  Ultrak, Inc.                               3,038,000
                                                    --------------
                                                         8,501,000
                                                    --------------
WHOLESALE TRADE-NONDURABLE GOODS (2.3%)
      85,800  AmeriSource Health Corporation             3,378,375
      95,600  Barrett Resources Corporation              3,895,700
      50,000  Nu Skin Asia Pacific Inc.-A                1,481,250
                                                    --------------
                                                         8,755,325
                                                    --------------

TOTAL COMMON STOCKS (COST $307,687,364)                370,850,173
                                                    --------------
REPURCHASE AGREEMENTS (3.3%)
  12,505,372  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $12,511,260 (cost $12,505,372)(c)       12,505,372
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $320,192,736)
                                                     $ 383,355,545
                                                    --------------
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                   SMALL CAP OPPORTUNITIES FUND
----------------------------------------------------
   1,154,582  Schroder U.S. Smaller Companies
                Portfolio of Schroder Capital
                Funds(o)                            $   20,580,544
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $19,986,613)
                                                     $  20,580,544
                                                    --------------
                                                    --------------
----------------------------------------------------
                      CONTRARIAN STOCK FUND
----------------------------------------------------
COMMON STOCKS (96.5%)
APPAREL & ACCESORY STORES (2.7%)
      25,200  Limited, Inc.                         $      453,600
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (1.2%)
      39,300  Hartmarx Corporation(a)                      206,325
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (3.0%)
       3,100  Dow Chemical Company                         259,625
      15,500  Wellman, Inc.                                249,937
                                                    --------------
                                                           509,562
                                                    --------------
COAL MINING (0.7%)
       9,500  Pittston Minerals Group                      125,875
                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (2.4%)
      11,100  Keystone International, Inc.                 216,450
      11,900  Material Sciences Corporation(a)             197,837
                                                    --------------
                                                           414,287
                                                    --------------
FOOD & KINDRED PRODUCTS (3.2%)
      41,000  Chiquita Brands International,
                Inc.(b)                                    543,250
                                                    --------------
GENERAL MERCHANDISE STORES (2.9%)
       6,400  Dillard Department Stores, Inc.(b)           196,000
      11,500  Wal-Mart Stores, Inc.(b)                     293,250
                                                    --------------
                                                           489,250
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (1.7%)
      62,800  Mesabi Trust                                 282,600
                                                    --------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (0.4%)
      14,300  Bombay Company, Inc.(a)                       67,925
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (16.5%)
      14,000  Ampco Pittsburgh Corporation          $      194,250
      18,000  BW/IP Holding, Inc.                          274,500
      22,000  Data General Corporation(a)                  321,750
      24,000  Gerber Scientific, Inc.                      372,000
      10,000  Giddings & Lewis, Inc.                       117,500
      10,000  Goulds Pumps, Inc.                           246,250
      39,300  McDermott International, Inc.                697,575
      15,200  Trinova Corporation                          554,800
                                                    --------------
                                                         2,778,625
                                                    --------------
INSURANCE CARRIERS (4.1%)
      12,700  Chubb Corporation                            688,975
                                                    --------------
METAL MINING (3.1%)
      21,500  Cyprus Amax Minerals Company(b)              532,125
                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS (1.2%)
      15,300  Dravo Corporation(a)                         202,725
                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (2.9%)
      11,900  Swift Transportation, Inc.(a)                286,343
      13,000  Werner Enterprises, Inc.                     209,625
                                                    --------------
                                                           495,968
                                                    --------------
OIL & GAS EXTRACTION (7.7%)
       9,000  Phillips Petroleum Company                   406,127
      39,000  USX-Marathon Group, Inc.                     892,127
                                                    --------------
                                                         1,298,254
                                                    --------------
PAPER & ALLIED PRODUCTS (5.4%)
      13,600  Bowater, Inc.                                511,700
       8,000  Champion International Corporation           344,000
       1,300  Consolidated Papers, Inc.                     64,512
                                                    --------------
                                                           920,212
                                                    --------------
PAPER & FOREST PRODUCTS (0.9%)
      10,500  Abitibi - Price(b)                           154,875
                                                    --------------
PRIMARY METAL INDUSTRIES (25.9%)
      24,000  Alcan Aluminum, Ltd.(b)                      846,000
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                CONTRARIAN STOCK FUND (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

      28,100  Alumax, Inc.(a)                       $      909,737
      72,300  Armco, Inc.(a)                               325,350
       4,500  Asarco, Inc.                                 122,625
      46,000  Bethlehem Steel Corporation(a)               414,000
      23,806  Inland Steel Industries, Inc.                443,386
      60,100  LTV Corporation                              646,075
      23,000  USX-US Steel Group, Inc.                     692,875
                                                    --------------
                                                         4,400,048
                                                    --------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (1.0%)
       8,500  Lafarge Corporation(b)                       163,625
                                                    --------------
TEXTILE MILL PRODUCTS (4.1%)
      19,200  Albany International Corporation             424,800
       5,000  Burlington Industries, Inc.(a)                54,375
      26,000  Cone Mills Corporation(a)                    217,750
                                                    --------------
                                                           696,925
                                                    --------------
TRANSPORTATION SERVICES (3.5%)
       1,300  Aar Corporation                               38,837
      18,500  Ryder System, Inc.                           561,937
                                                    --------------
                                                           600,774
                                                    --------------
TRUCKING (0.7%)
       4,000  Teekay Shipping Corporation                  120,000
                                                    --------------
WATER TRANSPORTATION (1.3%)
      28,900  OMI Corporation(a)                           220,364
                                                    --------------

TOTAL COMMON STOCKS (COST $16,519,649)                  16,366,169
                                                    --------------
SHORT-TERM HOLDINGS (3.5%)
     176,820  Dreyfus Cash Management Fund                 176,820
     418,427  Institutional Funds Group, TempFund
                Fund                                       418,427
                                                    --------------

TOTAL SHORT-TERM HOLDINGS (COST $595,247)                  595,247
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $17,114,896)
                                                     $  16,961,416
                                                    --------------
                                                    --------------

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONTINUED)                         NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                        INTERNATIONAL FUND
----------------------------------------------------
   7,360,815  International Portfolio of Core
                Trust (Delaware)(n)                 $  179,347,192
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $162,916,876)
                                                     $ 179,347,192
                                                    --------------
                                                    --------------
----------------------------------------------------
                NOTES TO PORTFOLIO OF INVESTMENTS
----------------------------------------------------

(a) Non-income producing security.

(b) Part or all of this investment on loan, see Note 6 of Notes to Financial Statements.

(c) Repurchase Agreements: BA Securities, Inc., collateralized by U.S. Treasury Bills 4.93% to 5.06%, due 12/12/96 to 1/16/97, Par $17,043,850; U.S. Treasury Notes 7.50%, due 12/31/96, Par
    $15,000,000; Federal Farm Credit Bank 5.26% to 5.33%, due 12/31/96 to
    5/23/97, Par $5,910,000; Federal Home Loan Mortgage Corporation 5.27%, due 1/2/97, Par $25,000,000; Federal National Mortgage Association 5.20% to 5.35%, due 12/27/96 to 6/24/97, Par $85,000,000; Student Loan Mortgage
    Association 5.19%, due 12/2/96, Par $6,000,000. Chase Securities Inc., collateralized by Federal Home Loan Bank 5.19%, due 12/6/96, Par $25,000,000; Federal Home Loan Mortgage Corporation 5.32%, due 12/9/96 to 12/12/96, Par $128,700,000.

(d) Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(e) At November 30, 1996, $580,000 of U.S. Treasury
    Bills, due 5/29/97 with a market value of $565,627 were pledged to cover margin requirements for open futures contracts.

(f) During the period June 1, 1996 through November 30,
    1996, Index Fund purchased 5,100 share of Norwest Bank Minnesota, N.A.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index, Interest rate disclosed is the rate in effect on November 30, 1996.
----------------------------------------------------
                NOTES TO PORTFOLIO OF INVESTMENTS
                           (continued)
----------------------------------------------------

(h) Principal only securities entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(i) As November 30, 1996, Diversified Equity Fund's investment in Index Portfolio, Small Company Portfolio, and International Portfolio II of Core Trust (Delaware) represents 66.76%, 23.91%, and 33.09%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 66.76%, 23.91%, and 33.09% of each security and other assets net of other liabilities of the respective portfolios. The Portfolio of Investments of Index Portfolio, Small Company Portfolio, and International Portfolio II are presented beginning at page 117.

(j) As November 30, 1996, Growth Equity Fund's investment in Small Company Portfolio and International Portfolio II of Core Trust (Delaware) represents 64.31% and 50.66%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 64.31% and 50.66% of each security and other assets net of other liabilities of the respective portfolios. The Portfolios of Investments of Small Company Portfolio and International Portfolio II are presented beginning at page 125.

(k) As November 30, 1996, Conservative Balanced Fund's investment in Index Portfolio, Small Company Portfolio, and International Portfolio II of Core Trust (Delaware) represents 2.29%, .81%, and 2.29%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 2.29%, .81%, and 2.29% of each security and other assets net of other liabilities of the respective portfolios. The Portfolios of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning at page 117.

(l) As November 30, 1996, Moderate Balanced Fund's investment in Index Portfolio, Small Company Portfolio, and International Portfolio II of Core Trust (Delaware) represents 11.75%, 4.12%, and 5.70%,

                                                                    [LOGO]
See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONCLUDED)                         NOVEMBER 30, 1996

----------------------------------------------------
                NOTES TO PORTFOLIO OF INVESTMENTS
                           (continued)
----------------------------------------------------
    respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 11.75%, 4.12%, and 5.70% of each security and other assets net of other liabilities of the respective portfolios. The Portfolios of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning at page 117.

(m) As November 30, 1996, Growth Balanced Fund's investment in Index Portfolio, Small Company Portfolio, and International Portfolio II of Core Trust (Delaware) represents 19.20%, 6.85%, and 9.44%, respectively, of those portfolios' outstanding interest. Accordingly, the Fund may be deemed to own 19.20%, 6.85%, and 9.44% of each security and other assets net of other liabilities of the respective portfolios. The Portfolios of Investments of Index Portfolio, Small Company Portfolio and International Portfolio II are presented beginning at page 117.

(n) As November 30, 1996, International Fund's
    investment in International Portfolio of Core Trust (Delaware) represented substantially all of the Portfolio's outstanding interests. Accordingly, the Fund may be deemed to own substantially all of the securities and other assets net of other liabilities of the Portfolio. The Portfolios of Investments of International Portfolio of Core Trust (Delaware) is presented beginning at page 134.
----------------------------------------------------
                NOTES TO PORTFOLIO OF INVESTMENTS
                           (continued)
----------------------------------------------------

(o) As November 30, 1996, Small Cap Opportunities
    Fund's investment in Schroder U.S. Smaller Companies represented substantially all of the Portfolio's outstanding interests. Accordingly, the Fund may be deemed to own substantially all of the securities and other assets net of other liabilities of the Portfolio. The Portfolios of Investments of Schroder U.S. Smaller Companies is presented at page 143.

(p) Variable rate demand notes are payable upon not more than one, seven or thirty days notice. Put bonds and notes have demand features which are exercisable within one year. The interest rate shown reflects the rate in effect on the date of this report.

ADR        American Depositary Receipts
AMBAC      American Municipal Bond Assurance Corp.
BIG        Bond Insurance Group
FGIC       Federal Guaranty Insurance Corp.
FNMA       Federal National Mortgage Association
FSA        Financial Security Assurance, Inc.
GNMA       Government National Mortgage Association
LOC        Letter of Credit
MBIA       Municipal Bond Insurance Association

                                                                    [LOGO]
See Notes to Financial Statements.

                             CORE TRUST (DELAWARE)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1996
                                INDEX PORTFOLIO
                            SMALL COMPANY PORTFOLIO
                           INTERNATIONAL PORTFOLIO II
                            INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)                NOVEMBER 30, 1996

                                                                     SMALL
                                                       INDEX        COMPANY     INTERNATIONAL   INTERNATIONAL
                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO II      PORTFOLIO
                                                    ------------  ------------  -------------   -------------
ASSETS:
  Investments, at value(a) (Note 2)...............  $406,939,543  $456,580,187  $489,717,033    $179,685,392
  Collateral for securities loaned (Note 6).......   121,228,643    30,767,686             -               -
  Cash............................................             -           360             -               -
  Interest, dividends and other receivables.......       869,866       297,474       985,389         352,244
  Receivable for securities sold..................             -     3,998,821     9,148,412       2,588,574
  Receivable for forward foreign currency
    contracts, net (Note 3).......................             -             -       772,669         261,936
  Receivable for daily variation margin on futures
    contracts (Note 2)............................        21,850             -             -               -
  Organization Costs, net of amortization (Note
    2)............................................        17,929        17,929        17,929          17,929
                                                    ------------  ------------  -------------   -------------
TOTAL ASSETS......................................   529,077,831   491,662,457   500,641,432     182,906,075
                                                    ------------  ------------  -------------   -------------

LIABILITIES:
  Payable for securities purchased................             -     4,581,702    13,423,336       3,415,223
  Payable for securities loaned...................   121,228,643    30,767,686             -               -
  Accrued advisory or administration fees (Note
    4)............................................             -             -             -          65,169
  Accrued expenses & other payables...............        50,827        55,019        97,681          78,491
                                                    ------------  ------------  -------------   -------------
TOTAL LIABILITIES.................................   121,279,470    35,404,407    13,521,017       3,558,883
                                                    ------------  ------------  -------------   -------------
NET ASSETS........................................  $407,798,361  $456,258,050  $487,120,415    $179,347,192
                                                    ------------  ------------  -------------   -------------
                                                    ------------  ------------  -------------   -------------

COMPONENTS OF NET ASSETS:
  Investors' capital..............................  $274,624,733  $395,003,793  $435,931,445    $162,605,837
  Net unrealized appreciation (depreciation) from
    investments...................................   133,173,628    61,254,257    51,188,970      16,741,355
                                                    ------------  ------------  -------------   -------------
NET ASSETS........................................  $407,798,361  $456,258,050  $487,120,415    $179,347,192
                                                    ------------  ------------  -------------   -------------
                                                    ------------  ------------  -------------   -------------

(a) Investments at cost...........................  $274,230,640  $395,325,930  $439,299,971    $163,206,889
                                                    ------------  ------------  -------------   -------------
                                                    ------------  ------------  -------------   -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)                          NOVEMBER 30, 1996

                                                                     SMALL
                                                       INDEX        COMPANY     INTERNATIONAL   INTERNATIONAL
                                                     PORTFOLIO     PORTFOLIO    PORTFOLIO II      PORTFOLIO
                                                    ------------  ------------  -------------   -------------
INVESTMENT INCOME
  Interest income.................................  $   250,850   $   491,624   $    584,352    $    239,400
  Dividend income(a)..............................    3,914,427     2,112,413      3,083,797       1,096,189
  Securities lending income (Note 6)..............        4,117        22,148              -               -
                                                    ------------  ------------  -------------   -------------
TOTAL INCOME......................................    4,169,394     2,626,185      3,668,149       1,335,589
                                                    ------------  ------------  -------------   -------------
EXPENSES
  Advisory fee (Note 4)...........................      278,687     1,847,638      1,007,059         363,300
  Administration fee (Note 4).....................      185,791       205,293        223,791         121,100
  Transfer Agent fee (Note 4).....................        6,000         6,000          6,000           6,000
  Custodian fee (Note 4)..........................            -             -        162,967          58,600
  Accounting fee (Note 4).........................       53,000        33,000         43,000          45,000
  Legal fee (Note 4)..............................        8,670         4,749          5,295           1,917
  Registration fees...............................            -             -              -               -
  Auditing fee....................................       13,648        13,133         16,481          15,450
  Trustees' fees..................................        2,238         2,422          2,561           1,290
  Amortization of organization costs (Note 2).....        3,036         3,036          3,036           3,036
  Other...........................................       23,969        18,951         23,725          12,108
                                                    ------------  ------------  -------------   -------------
TOTAL EXPENSES....................................      575,039     2,134,222      1,493,915         627,801
  Fees waived (Note 4)............................     (331,094 )  (1,890,200 )   (1,033,487)        (28,771)
                                                    ------------  ------------  -------------   -------------
NET EXPENSES......................................      243,945       244,022        460,428         599,030
                                                    ------------  ------------  -------------   -------------
NET INVESTMENT INCOME (LOSS)......................    3,925,449     2,382,163      3,207,721         736,559
                                                    ------------  ------------  -------------   -------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain (loss)
  from Securities.................................    3,856,355    12,056,592      5,103,710       1,097,404
  Foreign currency transactions...................            -             -      2,310,589         775,301
  Futures transactions............................      857,348             -              -               -
                                                    ------------  ------------  -------------   -------------
Net Realized Gain (Loss) from investments.........    4,713,703    12,056,592      7,414,299       1,872,705
                                                    ------------  ------------  -------------   -------------
Net Change in Unrealized Appreciation
 (Depreciation) from:
  Securities......................................   43,254,800       598,762      2,122,821       1,245,127
  Foreign currency transactions...................            -             -       (906,277)        (35,331)
  Futures transactions............................     (319,550 )           -              -               -
                                                    ------------  ------------  -------------   -------------
Net Change in Unrealized Appreciation
 (Depreciation) from investments..................   42,935,250       598,762      1,216,544       1,209,796
                                                    ------------  ------------  -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
 INVESTMENTS......................................   47,648,953    12,655,354      8,630,843       3,082,501
                                                    ------------  ------------  -------------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS............  $51,574,402   $15,037,517   $ 11,838,564    $  3,819,060
                                                    ------------  ------------  -------------   -------------
                                                    ------------  ------------  -------------   -------------

(a) Net of foreign withholding taxes of...........  $         -   $         -   $    334,571    $    124,231
                                                    ------------  ------------  -------------   -------------
                                                    ------------  ------------  -------------   -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS                           NOVEMBER 30, 1996

                                                                    SMALL
                                                       INDEX       COMPANY    INTERNATIONAL   INTERNATIONAL
                                                     PORTFOLIO    PORTFOLIO   PORTFOLIO II      PORTFOLIO
                                                    -----------  -----------  -------------   -------------
NET ASSETS, OCTOBER 31, 1995......................  $289,206,472 $310,659,736  $342,646,830    $92,310,228

OPERATIONS
  Net investment income...........................    4,452,504    2,722,327     3,944,815         923,241
  Realized gain(loss) from investments............    8,163,250   39,718,461     6,433,695       1,389,462
  Net Change in unrealized appreciation from
    investments...................................   36,345,999   24,917,293    36,248,455      11,852,553
                                                    -----------  -----------  -------------   -------------
                                                     48,961,753   67,358,081    46,626,965      14,165,256
                                                    -----------  -----------  -------------   -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions...................................   35,664,130   38,617,524    68,261,441      43,221,959
  Withdrawals.....................................  (13,363,200) (14,508,229)  (17,720,079)     (3,942,194)
                                                    -----------  -----------  -------------   -------------
                                                     22,300,930   24,109,295    50,541,362      39,279,765
                                                    -----------  -----------  -------------   -------------
NET ASSETS--MAY 31, 1996..........................  360,469,155  402,127,112   439,815,157     145,755,249
                                                    -----------  -----------  -------------   -------------

OPERATIONS
  Net investment income...........................    3,925,449    2,382,163     3,207,721         736,559
  Realized gain(loss) from investments............    4,713,703   12,056,592     7,414,299       1,872,705
  Net change in unrealized appreciation from
    investments...................................   42,935,250      598,762     1,216,544       1,209,796
                                                    -----------  -----------  -------------   -------------
                                                     51,574,402   15,037,517    11,838,564       3,819,060
                                                    -----------  -----------  -------------   -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions...................................   18,177,377   64,482,521    66,421,947      33,710,634
  Withdrawals.....................................  (22,422,573) (25,389,100)  (30,955,253)     (3,937,751)
                                                    -----------  -----------  -------------   -------------
                                                     (4,245,196)  39,093,421    35,466,694      29,772,883
                                                    -----------  -----------  -------------   -------------
NET ASSETS--NOVEMBER 30, 1996 (UNAUDITED).........  $407,798,361 $456,258,050  $487,120,415    $179,347,192
                                                    -----------  -----------  -------------   -------------
                                                    -----------  -----------  -------------   -------------

See Notes to Financial Statements.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 1. ORGANIZATION

Core Trust (Delaware) ("Core Trust") is registered as an open-end management investment company which currently has four separate investment portfolios. These financial statements relate to Index Portfolio, Small Company Portfolio, International Portfolio II, and International Portfolio (each a "Portfolio" and collectively the "Portfolios"), diversified portfolios which commenced operations on November 11, 1994. Interests in the Portfolios are sold without any sales charge in private placement transactions to institutional clients, including open-end management investment companies.

CHANGE OF FISCAL YEAR-END-The Portfolios changed their fiscal year ends to May 31 from October 31, effective May 31, 1996.

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Portfolios' financial statements are prepared in accordance with generally accepted accounting principles based upon the following significant accounting policies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from the estimates. The Notes to Financial Statements are an integral part of the financial statements.

SECURITIES VALUATION-Short-term securities that mature in 60 days or less are valued at amortized cost. Equity securities for which market quotations are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. Fixed income and other securities, for which market quotations are readily available, are valued using the mean of the bid and ask prices provided by independent pricing securities. If no mean price is available the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined in accordance with procedures adopted by the Board of Trustees.

FOREIGN CURRENCY-Amounts are translated into U.S dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: assets and liabilities at the rate of exchange at the end of the respective period, purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. It is not practical to isolate that portion of the results of operations arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

EXPENSE ALLOCATION-Expenses incurred with respect to any two or more Portfolios are allocated in proportion to the net assets of such Portfolios except where another more appropriate allocation of expenses can be made. Expenses directly attributable to a Portfolio are charged to that Portfolio.

FEDERAL INCOME TAX-The portfolios are treated as partnerships for Federal income tax purposes. Any interest, dividends, gains and losses of the Portfolios are deemed to have been passed through to the Portfolios' interestholders in proportion to their holdings of the Portfolios. As partnerships, no Federal income tax provision is required.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Portfolios are recorded on the ex-dividend date.

FUTURES CONTRACTS-To hedge against anticipated future changes in interest rates or securities prices, Index Portfolio may enter into financial futures contracts for the delayed delivery of securities or contracts based on financial indices at a fixed price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security or securities or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. A Portfolio recognizes a realized gain or loss when the contract is closed or expires. Should interest rates or securities prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there is risk that the positions may correlate imperfectly with the asset or liability being hedged. Other risks of entering into these transactions are that a liquid secondary market may not always exist, or that another party to a transaction may not perform.

REPURCHASE AGREEMENTS-Each Portfolio may purchase portfolio securities from financial institutions deemed to be creditworthy by the Portfolio's investment adviser subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities. Securities received as collateral in connection with the repurchase agreements are maintained by CoreTrust and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolios require the seller to deposit

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolios have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

SECURITY LOANS-The Portfolios receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or any cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral equal to at least 102% of the market value of the securities loaned plus accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio.

ORGANIZATIONAL COSTS-The costs incurred by each Portfolio in connection with its organization, in the amount of $30,360 have been capitalized and are being amortized using the straight line method over a five year period beginning on the commencement of the Portfolio's operations. Certain of these costs were paid by Forum Financial Services, Inc. and will be reimbursed by the respective Portfolios.

REALIZED GAINS AND LOSSES-Security transactions are recorded on a trade date basis and realized gains and losses on investments sold are recorded on the basis of identified cost.

--------------------------------------------------------------------------------
 NOTE 3. FINANCIAL INSTRUMENTS

FINANCIAL FUTURES CONTRACTS-As of November 30, 1996, Index Portfolio held open futures contracts. The contractual amount of a futures contract represents the investment the Portfolio has in a particular contract and does not necessarily represent the amounts potentially subject to risk. The measurement of futures contracts is meaningful only when all related and offsetting transactions are considered. A summary of obligations under open futures contracts at November 30, 1996 is as follows:

                                                                          UNREALIZED
                                                                         APPRECIATION
POSITION      CONTRACTS                      INDEX                      (DEPRECIATION)
------------  ---------   --------------------------------------------  --------------
Long             19       S&P 500 Futures, Expiring December 20, 1996      $464,725

As of November 30, 1996, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

FOREIGN CURRENCY CONTRACTS-International Portfolio II and International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risk associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlement or by the Portfolio entering into offsetting commitments. At November 30, 1996, the Portfolios were obligated to deliver (sell) foreign currencies in exchange for U.S. dollars as follows:

                                    CONTRACT                                                 UNREALIZED
                                      DATE           CURRENCY      UNITS     U.S. DOLLARS   APPRECIATION
                                -----------------  ------------  ----------  ------------   ------------
International Portfolio II....  December 16, 1996  Swiss Franc   11,200,000  $ 8,589,890      $522,519
                                                     Deutsche
International Portfolio II....  December 18, 1996      Mark      17,000,000   11,056,860       250,150
                                                                                            ------------
                                                                                              $772,669
                                                                                            ------------
                                                                                            ------------
International Portfolio.......  December 16, 1996  Swiss Franc    3,700,000  $ 2,837,715      $172,617
                                                     Deutsche
International Portfolio.......  December 18, 1996      Mark       6,070,000    3,947,928        89,319
                                                                                            ------------
                                                                                              $261,936
                                                                                            ------------
                                                                                            ------------

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)         NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 4. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER-The investment adviser of Index Portfolio and Small Company Portfolio is Norwest Investment Management, a part of Norwest Bank Minnesota, N.A. (the "Norwest"). Norwest Bank Minnesota, N.A. is a subsidiary of Norwest Corporation. The investment adviser of International Portfolio II and International Portfolio is Schroder Capital Management International Inc. ("Schroder"). Schroder is a wholly-owned U.S. subsidiary of Schroders Incorporated, the wholly-owned U.S. holding company subsidiary of Schroders plc. The investment advisers receive advisory fees from Core Trust with respect to Index Portfolio, Small Company Portfolio, International Portfolio II, and International Portfolio at annual rates of 0.15%, 0.90%, 0.45% and 0.45% respectively, of the average daily net assets of each Portfolio. Norwest is required to waive its investment advisory fee for serving as investment adviser to Index Portfolio and Small Company Portfolio and will reimburse International Portfolio II for all investment advisory fees International Portfolio II pays Schroder.

ADMINISTRATIVE AND OTHER SERVICES-The administrator of Core Trust is Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. Forum receives an administration fee from Index Portfolio, Small Company Portfolio and International Portfolio II at an annual rate of 0.10 % of the average daily net assets of the Portfolio. In addition, for the period ended November 30, 1996, certain legal expenses were charged to the Portfolios by Forum. The respective amounts for Index Portfolio, Small Company Portfolio and International Portfolio II and International Portfolio were: $1,294, $1,459, $1,541, and $563.

Forum Financial Corp. ("FFC"), an affiliate of Forum, provides Portfolio accounting services to the Portfolios. For these services, FFC receives a fee of $36,000 per year for each Portfolio plus certain amounts based upon the type of Portfolio, and number and types of portfolio transactions within each Portfolio. For its interestholder recordkeeping services, FFC receives a fee of $12,000 per year for each Portfolio.

Norwest serves as the custodian for Index Portfolio and Small Company Portfolio and may appoint certain subcustodians to custody those portfolios' foreign securities and other assets held in foreign countries. Norwest receives no compensation for its custodial services.

WAIVERS-For the period ended November 30, 1996, fees waived by the Portfolio's service providers were as follows:

                                                                                        FEES WAIVED   FEES WAIVED
                                                                                         BY FORUM     BY NORWEST
                                                                                       -------------  -----------
Index Portfolio......................................................................    $  21,000     $ 310,094
Small Company Portfolio..............................................................       15,000     1,875,200
International Portfolio II...........................................................        7,000     1,026,487
International Portfolio..............................................................        9,000        19,771

--------------------------------------------------------------------------------
 NOTE 5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales (including maturities) of securities (excluding short-term investments) during the period ended November 30, 1996 were as follows:

                                                PROCEEDS
                                  COST OF         FROM
                                 PURCHASES       SALES
                                ------------  ------------
Index Portfolio...............  $ 41,694,394  $ 12,528,118
Small Company Portfolio.......   299,297,389   271,406,328
International Portfolio II....   201,579,986   166,892,966
International Portfolio.......    82,630,156    53,454,199

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)         NOVEMBER 30, 1996

--------------------------------------------------------------------------------
 NOTE 5. SECURITIES TRANSACTIONS (CONTINUED)

Gross unrealized appreciation and depreciation based on identified tax cost as of November 30, 1996 were as follows:

                                 UNREALIZED     UNREALIZED        TAX
                                APPRECIATION   DEPRECIATION    COST BASIS
                                ------------   ------------   ------------
Index Portfolio...............  $136,101,648   $ 2,928,018    $274,230,640
Small Company Portfolio.......   73,206,862     11,952,605     395,325,930
International Portfolio II....   68,428,288     17,239,318     439,299,971
International Portfolio.......   23,135,209      6,393,854     163,206,889

--------------------------------------------------------------------------------
 NOTE 6. PORTFOLIO SECURITIES LOANED

As of November 30, 1996, Index Portfolio had loaned securities with a market value of $117,098,438 which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements with a market value of $121,228,643. Small Company Portfolio had loaned securities with a market value of $29,304,470 which were collateralized by various securities, including time deposits, commercial paper, corporate bonds and repurchase agreements with a market value of $30,767,686.

--------------------------------------------------------------------------------
 NOTE 7. CONCENTRATION OF RISK

International Portfolio II and International Portfolio have a relatively large concentration of portfolio securities invested in companies domiciled in Japan. The Portfolio's may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

--------------------------------------------------------------------------------
 NOTE 8. FINANCIAL HIGHLIGHTS

                                      RATIOS TO AVERAGE NET ASSETS
                                -----------------------------------------
                                   NET                                      PORTFOLIO   AVERAGE
                                INVESTMENT                     GROSS        TURNOVER   COMMISSION
                                INCOME(A)    EXPENSES(A)   EXPENSES(A)(B)     RATE        RATE
                                ----------   -----------   --------------   --------   ----------
INDEX PORTFOLIO
June 1, 1996 to November 30,
 1996.........................    1.06%         0.07%          0.16%          3.44%     $0.0473
November 1, 1995 to May 31,
 1996.........................    2.35%         0.17%          0.32%          7.21%     $0.0501
November 11, 1994 to October
 31, 1995.....................    2.42%         0.17%          0.33%          7.73%       N/A
SMALL COMPANY PORTFOLIO
June 1, 1996 to November 30,
 1996.........................    0.58%         0.06%          0.52%         66.78%     $0.0562
November 1, 1995 to May 31,
 1996.........................    1.32%         0.15%          1.04%         84.00%     $0.0562
November 11, 1994 to October
 31, 1995.....................    0.73%         0.15%          1.05%        126.01%       N/A
INTERNATIONAL PORTFOLIO II
June 1, 1996 to November 30,
 1996.........................    0.72%         0.10%          0.33%         38.57%     $0.0206
November 1, 1995 to May 31,
 1996.........................    1.75%         0.23%          0.68%         17.58%     $0.0247
November 11, 1994 to October
 31, 1995.....................    1.94%         0.25%          0.70%         28.19%       N/A
INTERNATIONAL PORTFOLIO
June 1, 1996 to November 30,
 1996.........................    0.46%         0.37%          0.39%         34.75%     $0.0213
November 1, 1995 to May 31,
 1996.........................    1.30%         0.81%          0.82%         14.12%     $0.0325
November 11, 1994 to October
 31, 1995.....................    1.24%         0.80%          0.90%         29.41%       N/A

(a) Annualized.

(b) During each period various expenses were waived or reimbursed. Gross expenses reflect what the expense ratio would have been had these waivers and reimbursements not occurred.

                                                           CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (UNAUDITED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
-----------------------------------------------------------------
                         INDEX PORTFOLIO
----------------------------------------------------
COMMON STOCKS (98.1%)
AGRICULTURAL PRODUCTION--CROPS (0.1%)
     5,800  Pioneer Hi-Bred International, Inc.     $      404,550
                                                    --------------
AMUSEMENT & RECREATION SERVICES (0.9%)
     7,100  Harrah's Entertainment, Inc.(a)                126,025
    47,200  Walt Disney Company                          3,481,000
                                                    --------------
                                                         3,607,025
                                                    --------------
APPAREL & ACCESSORY STORES (0.4%)
     7,300  CVS Corporation(b)                             300,213
     7,200  Charming Shoppes, Inc.(a)                       36,901
    20,000  Gap, Inc.(b)                                   642,501
     5,700  Nordstrom, Inc.                                247,950
     5,100  TJX Companies, Inc.                            230,138
    18,800  The Limited, Inc.                              338,400
                                                    --------------
                                                         1,796,103
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.1%)
     2,159  Footstar, Inc.(a)                               44,261
     5,100  Liz Claiborne, Inc.                            216,113
     4,400  V.F. Corporation                               298,651
                                                    --------------
                                                           559,025
                                                    --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.0%)
     4,300  Pep Boys-Manny, Moe & Jack                     157,488
                                                    --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS
(0.0%)
     2,000  Centex Corporation                              72,000
     2,700  Kaufman & Broad Home Corporation                34,763
     1,700  Pulte Corporation                               52,063
                                                    --------------
                                                           158,826
                                                    --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY, & MOBILE HOME DEALERS
(0.6%)
    33,300  Home Depot, Inc.                             1,735,765
    11,900  Lowe's Companies, Inc.                         483,439
                                                    --------------
                                                         2,219,204
                                                    --------------
BUSINESS SERVICES (4.3%)
    11,700  3Com Corporation(a)(b)                         878,964
     3,200  Autodesk, Inc.                                  89,600
    20,200  Automatic Data Processing, Inc.(b)             866,076
    25,650  C.U.C. International, Inc.(a)(b)               676,520
    10,600  Cabletron Systems, Inc.(a)(b)                  427,975
     4,800  Ceridian Corporation(a)                        231,001

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
BUSINESS SERVICES (continued)

    11,800  Cognizant Corporation(b)                $      407,100
    25,400  Computer Associates International,
              Inc.                                       1,670,050
     5,200  Computer Sciences Corporation(a)               408,851
    31,200  First Data Corporation(b)                    1,244,100
     5,700  Interpublic Group of Companies, Inc.           282,150
    41,600  Microsoft Corporation(a)                     6,526,001
    24,600  Novell, Inc.(a)                                270,600
    45,500  Oracle Systems Corporation(a)(b)             2,229,500
     4,000  Safety Kleen Corporation                        63,500
     1,700  Shared Medical Systems Corporation              84,575
    12,800  Sun Microsystems, Inc.(a)                      745,600
    13,000  UST, Inc.                                      424,127
                                                    --------------
                                                        17,526,290
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (7.4%)
    54,200  Abbott Laboratories                          3,021,650
     7,700  Air Products & Chemicals, Inc.                 535,150
     2,000  Alberto Culver Company                          95,000
     4,500  Allergan, Inc.                                 144,563
     5,900  Alza Corporation(a)(b)                         166,675
     9,200  Avon Products, Inc.                            512,900
    19,000  Baxter International, Inc.(b)                  807,500
    34,800  Bristol-Myers Squibb Company                 3,958,500
     3,600  Clorox Company                                 375,300
    10,200  Colgate-Palmolive Company(b)                   944,777
    17,000  Dow Chemical Company                         1,423,750
    39,000  E.I. du Pont de Nemours & Company            3,675,750
     5,500  Eastman Chemical Company(b)                    314,189
     4,500  Ecolab, Inc.                                   174,938
    38,000  Eli Lilly & Company                          2,907,000
     2,500  FMC Corporation(a)                             193,125
     3,700  Goodrich (B.F.) Company                        166,038
     4,400  Great Lakes Chemical Corporation               235,951
     7,400  Hercules, Inc.                                 358,900
     7,700  International Flavors & Fragrances,
              Inc.(b)                                      350,350
     5,200  Mallinckrodt, Inc.(b)                          228,800
    40,700  Monsanto Company                             1,617,825
     9,900  Morton International, Inc.                     399,713
     4,700  Nalco Chemical Company(b)                      179,189
    12,900  PPG Industries, Inc.(b)                        790,125
    35,300  Pharmacia & Upjohn, Inc.                     1,363,464

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
CHEMICALS & ALLIED PRODUCTS (continued)

    10,900  Praxair, Inc.                           $      530,015
     4,500  Rohm & Haas Company                            358,314
    25,700  Schering-Plough Corporation(b)               1,831,125
     6,000  Sherwin-Williams Company                       340,500
     9,000  Union Carbide Corporation                      415,125
     6,200  WR Grace - WI(a)                               327,825
    18,900  Warner-Lambert Company                       1,351,350
                                                    --------------
                                                        30,095,376
                                                    --------------
COMMUNICATIONS (6.7%)
   112,100  AT&T Corporation(b)                          4,399,925
    34,700  Airtouch Communications, Inc.(a)               889,188
    13,200  Alltel Corporation                             420,751
    38,200  Ameritech Corporation                        2,249,026
    30,400  Bell Atlantic Corporation(b)                 1,911,402
    69,100  BellSouth Corporation                        2,789,913
    16,300  Comcast Corporation, Class A                   273,025
    67,300  GTE Corporation                              3,020,089
     2,600  King World Productions, Inc.(a)                 99,125
    48,800  MCI Communications Corporation               1,488,400
    30,400  NYNEX Corporation                            1,409,802
    29,800  Pacific Telesis Group                        1,102,600
    42,400  SBC Communications, Inc.(b)                  2,231,302
    30,000  Sprint Corporation                           1,256,252
    45,400  Tele-Communications, Inc.(a)                   612,900
    33,200  US West Communications Group(b)              1,037,500
    33,000  US West Media Group(a)                         631,127
    24,800  Viacom Inc. Class B(a)(b)                      936,200
    27,000  WorldCom, Inc. (a)(b)                          624,375
                                                    --------------
                                                        27,382,902
                                                    --------------
DEPOSITORY INSTITUTIONS (8.1%)
    30,200  Banc One Corporation                         1,438,275
    10,600  Bank of Boston Corporation                     740,676
    26,800  Bank of New York Company, Inc.(b)              961,450
    25,100  BankAmerica Corporation                      2,585,300
     5,600  Bankers Trust New York Corporation             487,200
    13,400  Barnett Banks, Inc.                            589,600
    10,900  Boatmen's Bancshares, Inc.(b)                  726,213
    30,300  Chase Manhattan Corporation                  2,863,350
    33,400  Citicorp(b)                                  3,648,950
     8,000  Comerica, Inc.                                 468,000
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
DEPOSITORY INSTITUTIONS (continued)

    15,500  Corestates Financial Corporation(b)     $      835,064
     7,300  Fifth Third Bancorp                            511,000
     9,800  First Bank System, Inc.(b)                     714,176
    22,000  First Chicago NBD Corporation(b)             1,292,501
    19,200  First Union Corporation                      1,466,401
    18,200  Fleet Financial Group, Inc.(b)               1,007,827
     4,000  Golden West Financial Corporation(b)           270,000
     9,500  Great Western Financial Corporation            295,688
     7,400  H. F. Ahmanson & Company(b)                    244,200
    12,900  J.P. Morgan & Company, Inc.                  1,217,438
    16,100  KeyCorp(b)                                     843,240
     9,000  Mellon Bank Corporation(b)                     650,251
    15,500  National City Corporation                      718,814
    20,300  NationsBank Corporation(b)                   2,103,590
    25,700  Norwest Corporation(a)(b)(e)                 1,201,475
    23,700  PNC Bank Corporation(b)                        936,150
     3,800  Republic New York Corporation                  335,350
    15,500  Suntrust Banks, Inc.(b)                        786,625
    10,800  U.S. Bancorp(b)                                461,700
    11,600  Wachovia Corporation                           696,000
     6,600  Wells Fargo & Company                        1,878,527
                                                    --------------
                                                        32,975,031
                                                    --------------
EATING & DRINKING PLACES (0.8%)
    11,000  Darden Restaurants, Inc.                        94,876
     1,700  Luby's Cafeterias, Inc.                         37,400
     8,900  Marriott International, Inc.(b)                496,175
    48,700  McDonald's Corporation                       2,276,725
     3,500  Ryan's Family Steak Houses, Inc.(a)             24,500
     3,300  Shoney's, Inc.(a)                               27,225
     8,900  Wendy's International, Inc.                    190,239
                                                    --------------
                                                         3,147,140
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (4.1%)
    13,000  American Electric Power Company(b)             539,500
    10,300  Baltimore Gas and Electric Company(a)          287,115
    14,800  Browning-Ferris Industries                     397,750
    11,000  CINergy Corporation                            368,500
    10,600  Carolina Power & Light Company(b)              388,227
    14,600  Central & Southwest Corporation                390,550

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRIC, GAS, & SANITARY SERVICES (continued)

     7,300  Coastal Corporation                     $      351,314
     3,800  Columbia Gas System, Inc.                      245,575
    16,300  Consolidated Edison Company of New
              York, Inc.                                   472,700
     6,600  Consolidated Natural Gas Company               377,026
    10,100  DTE Energy Company                             323,200
    12,300  Dominion Resources, Inc.                       468,938
    14,100  Duke Power Company(b)                          653,889
     4,800  ENSERCH Corporation                            112,200
     1,400  Eastern Enterprises                             52,500
    30,400  Edison International(b)                        604,202
    17,600  Enron Corporation(b)                           805,200
    15,900  Entergy Corporation(b)                         431,290
    12,700  FPL Group, Inc.(b)                             585,789
     8,400  General Public Utilities
              Corporation(b)                               282,450
    18,300  Houston Industries, Inc.(b)                    402,600
    21,700  Laidlaw, Inc., Class B                         265,825
    10,100  Niagara Mohawk Power Corporation(a)             88,375
     3,500  Nicor, Inc.                                    129,063
     9,500  NorAm Energy Corporation                       147,250
     4,800  Northern States Power Company                  226,202
    10,600  Ohio Edison Company                            243,800
     1,900  Oneok, Inc.                                     52,250
    11,300  PP&L Resources, Inc.                           258,488
    20,500  PacifiCorp                                     430,500
     5,900  Pacific Enterprises                            180,689
    28,900  Pacific Gas & Electric Company(b)              697,214
    10,500  Panenergy Corporation                          462,000
    15,500  Peco Energy Company(b)                         395,250
     2,400  People's Energy Corporation                     87,000
    17,000  Public Service Enterprise Group, Inc.          486,627
     6,000  Sonat, Inc.                                    310,500
    46,800  Southern Company                             1,041,300
    15,600  Texas Utilities Company                        616,200
     7,100  Union Electric Company                         282,225
    34,200  WMX Technologies, Inc.(b)                    1,231,200
     7,300  Williams Companies, Inc.                       409,713
                                                    --------------
                                                        16,582,186
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (8.0%)
    15,300  AMP, Inc.                                      585,225
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)

     9,400  Advanced Micro Devices, Inc.(a)         $      227,950
     4,200  Andrew Corporation(a)                          243,075
     7,500  Cooper Industries, Inc.(b)                     311,250
     8,100  DSC Communications Corporation(a)              145,800
    15,600  Emerson Electric Company                     1,530,750
   114,800  General Electric Company(b)                 11,939,200
     9,500  General Instrument Corporation(a)              210,188
     2,700  Harris Corporation                             184,950
     8,800  Honeywell, Inc.                                603,903
     8,100  ITT Corporation(a)                             373,614
    57,200  Intel Corporation(b)                         7,257,252
     9,000  LSI Logic Corporation(a)(b)                    271,127
    44,207  Lucent Technologies, Inc.(b)                 2,265,611
     7,000  Maytag Corporation                             133,876
    14,500  Micron Technology, Inc.(b)                     480,314
    41,200  Motorola, Inc.                               2,281,451
     9,600  National Semiconductor
              Corporation(a)(b)                            235,200
     3,300  National Service Industries                    115,500
    17,900  Northern Telecom, Ltd.                       1,176,925
     3,100  Raychem Corporation                            264,275
     5,400  Scientific-Atlanta, Inc.                        83,700
    12,400  Tellabs, Inc.(a)                               492,900
    13,200  Texas Instruments, Inc.                        841,500
     2,800  Thomas & Betts Corporation                     126,700
     5,200  Whirlpool Corporation                          260,000
                                                    --------------
                                                        32,642,236
                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT, & RELATED SERVICES
(0.1%)
     3,933  ACNielson Corporation                           68,336
    11,800  Dun & Bradstreet Corporation                   266,977
     3,300  EG&G, Inc.                                      60,225
                                                    --------------
                                                           395,538
                                                    --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (0.9%)
     2,100  Ball Corporation                                51,450
     2,100  Crane Company                                   98,175
     8,900  Crown Cork & Seal Company, Inc.                471,700
    30,900  Gillette Company(b)                          2,278,875
     5,200  Parker-Hannifin Corporation                    211,250
     4,200  Snap-On, Inc.                                  152,251

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(continued)

     6,200  Stanley Works                           $      182,900
                                                    --------------
                                                         3,446,601
                                                    --------------
FOOD STORES (0.5%)
    17,500  Albertson's, Inc.                              610,315
    10,200  American Stores Company                        406,726
     4,100  Giant Food, Inc., Class A                      138,375
     2,600  Great Atlantic & Pacific Tea Company            85,150
     8,700  Kroger Company(a)                              401,290
    10,600  Winn-Dixie Stores, Inc.                        356,426
                                                    --------------
                                                         1,998,282
                                                    --------------
FOOD & KINDRED PRODUCTS (7.9%)
     2,600  Adolph Coors Company                            51,676
    34,500  Anheuser-Busch Companies, Inc.(b)            1,461,938
    38,000  Archer Daniels Midland Company(b)              836,000
     4,800  Brown-Forman Corporation                       223,200
    10,100  CPC International Inc.                         840,825
    17,200  Campbell Soup Company                        1,421,151
   173,300  Coca-Cola Company                            8,859,963
    16,900  Conagra Inc.(b)                                897,813
    11,100  General Mills, Inc.                            704,850
    25,700  Heinz (H.J.) Company(b)                        973,388
    10,700  Hershey Foods Corporation                      533,663
    14,700  Kellogg Company(b)                             997,764
   108,900  PepsiCo, Inc.                                3,253,388
    47,700  Procter & Gamble Company                     5,187,375
     9,400  Quaker Oats Company                            370,126
     7,300  Ralston-Ralston Purina Group(b)                558,450
    33,800  Sara Lee Corporation                         1,326,650
    26,000  Seagram Company, Ltd.(b)                     1,062,752
    11,200  Unilever N.V. ADR(b)                         1,939,002
     7,300  Whitman Corporation                            167,900
     8,100  Wrigley (Wm) Jr. Company(b)                    472,839
                                                    --------------
                                                        32,140,713
                                                    --------------
FURNITURE & FIXTURES (0.1%)
    11,200  Masco Corporation                              408,800
                                                    --------------
GENERAL MERCHANDISE STORES (2.4%)
    15,100  Dayton Hudson Corporation(b)                   587,016
     7,900  Dillard Department Stores, Inc. Class
              A(b)                                         241,939
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
GENERAL MERCHANDISE STORES (continued)

    14,400  Federated Department Stores,
              Inc.(a)(b)                            $      491,401
     5,100  Harcourt General, Inc.                         278,590
    15,700  J.C. Penney Company, Inc.(b)                   843,875
    33,800  Kmart Corporation                              376,028
    17,300  May Department Stores Company(a)               843,375
     2,500  Mercantile Stores Company, Inc.                125,625
    13,600  Price/Costco, Inc.(a)                          316,200
    27,200  Sears Roebuck and Company                    1,353,200
   159,500  Wal-Mart Stores, Inc.(b)                     4,067,250
     9,300  Woolworth Corporation(a)                       223,200
                                                    --------------
                                                         9,747,699
                                                    --------------
HEALTH SERVICES (0.6%)
     6,900  Beverly Enterprises, Inc.(a)                    91,425
    46,700  Columbia/HCA Healthcare Corporation(b)       1,868,000
     4,400  Manor Care, Inc.                               111,100
    15,100  Tenet Healthcare Corporation(a)                337,864
                                                    --------------
                                                         2,408,389
                                                    --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-- CONTRACTORS
(0.2%)
     5,800  Fluor Corporation(b)                           394,400
     2,800  Foster Wheeler Corporation                     101,151
     8,000  Halliburton Company                            482,000
                                                    --------------
                                                           977,551
                                                    --------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (0.1%)
     6,900  Circuit City Stores, Inc.(b)                   230,289
                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGING PLACES (0.3%)
     3,500  Bally Entertainment Corporation(a)             101,938
     3,950  Choice Hotels Corporation Inc.(a)               67,651
     8,600  HFS, Inc.(a)(b)                                556,850
    13,700  Hilton Hotels Corporation(b)                   400,725
                                                    --------------
                                                         1,127,164
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.3%)
     8,400  Amdahl Corporation(a)                           99,752
     8,600  Apple Computer, Inc.                           207,477
    12,400  Applied Materials, Inc.(a)(b)                  472,751
    10,100  Baker Hughes, Inc.                             369,914
    13,100  Bay Networks, Inc.(a)                          350,425

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)

     6,100  Black & Decker Corporation              $      231,039
     2,100  Briggs & Stratton Corporation                   86,888
     6,900  Brunswick Corporation                          175,950
     5,100  Case Corporation(b)                            267,750
    13,400  Caterpillar, Inc.(b)                         1,060,276
     2,700  Cincinnati Milacron, Inc.                       56,025
    45,000  Cisco Systems Inc.(a)                        3,054,376
    18,700  Compaq Computer Corporation(a)(b)            1,481,975
     2,700  Cummins Engine Company, Inc.                   122,175
     2,700  Data General Corporation(a)                     39,488
    17,900  Deere & Company(b)                             798,789
     6,300  Dell Computer Corporation(a)                   640,238
    10,800  Digital Equipment Corporation(a)               396,900
     7,900  Dover Corporation                              421,663
    12,400  Dresser Industries, Inc.                       406,100
    16,100  EMC Corporation(a)(b)                          519,225
     3,400  General Signal Corporation                     146,626
     2,400  Giddings & Lewis, Inc.                          28,200
     3,200  Harnischfeger Industries, Inc.                 142,001
    71,100  Hewlett-Packard Company                      3,830,513
     7,600  Ingersoll-Rand Company                         353,400
     3,200  Intergraph Corporation(a)                       29,200
    36,700  International Business Machines
              Corporation(b)                             5,849,063
     3,800  McDermott International, Inc.                   67,450
     8,000  Pall Corporation(b)                            209,001
    10,400  Pitney Bowes, Inc.                             613,600
    14,600  Seagate Technology Inc.(a)(b)                  576,700
    11,900  Silicon Graphics, Inc.(a)                      236,514
     8,200  Tandem Computers, Inc.(a)                      111,726
     4,100  Tandy Corporation                              172,714
    11,800  Tenneco, Inc.(b)                               601,800
     2,200  Timken Company                                 100,375
     2,000  Trinova Corporation                             73,000
    10,600  Tyco International, Ltd.(b)                    580,350
    12,000  Unisys Corporation(a)                           91,502
    29,300  Westinghouse Electric Corporation(b)           549,375
                                                    --------------
                                                        25,622,286
                                                    --------------
INSURANCE AGENTS, BROKERS, & SERVICE (0.3%)
     3,100  Alexander & Alexander Services, Inc.            44,950
     7,500  Aon Corporation                                456,563
    11,300  Humana, Inc.(a)                                213,289
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
INSURANCE AGENTS, BROKERS, & SERVICE (continued)

     5,000  Marsh & McLennan Companies, Inc.(b)     $      566,875
                                                    --------------
                                                         1,281,677
                                                    --------------
INSURANCE CARRIERS (3.9%)
    10,500  Aetna, Inc.(b)                                 757,315
    30,900  Allstate Corporation                         1,861,725
    14,200  American General Corporation(b)                583,976
    32,600  American International Group, Inc.           3,749,000
     5,300  CIGNA Corporation                              749,289
    12,100  Chubb Corporation(b)                           656,425
     5,500  General Re Corporation(b)                      928,125
     8,100  ITT Hartford Group, Inc.                       553,839
     5,000  Jefferson-Pilot Corporation                    291,251
     7,200  Lincoln National Corporation(b)                387,901
     8,000  Loews Corporation                              742,000
     4,100  MGIC Investment Corporation                    306,988
     6,500  Providian Corporation                          347,750
     8,800  Safeco Corporation                             366,300
     5,900  St. Paul Companies, Inc.                       347,363
     5,000  Torchmark Corporation                          260,000
    44,533  Travelers Group, Inc.                        2,003,985
     2,300  US Life Corporation                             71,013
     8,200  USF&G Corporation                              164,000
    12,800  United Healthcare Corporation(b)               552,001
     5,100  Unum Corporation                               362,739
                                                    --------------
                                                        16,042,985
                                                    --------------
LEATHER & LEATHER PRODUCTS (0.0%)
     3,400  Stride Rite Corporation                         34,000
                                                    --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (0.0%)
     7,500  Louisiana-Pacific Corporation                  169,688
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (1.9%)
     3,900  Bard (C.R.), Inc.                              109,200
     3,900  Bausch & Lomb, Inc.                            144,789
     8,600  Becton, Dickinson & Company(b)                 361,200
     8,000  Biomet, Inc.(b)                                132,000
    12,300  Boston Scientific Corporation(a)(b)            718,013
    23,400  Eastman Kodak Company                        1,895,400
     2,800  Johnson Controls, Inc.                         217,000
    16,600  Medtronic, Inc.                              1,097,676
     3,000  Millipore Corporation                          122,625
     3,000  Perkin-Elmer Corporation                       184,875
     3,100  Polaroid Corporation                           132,138

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)

    16,400  Raytheon Company                        $      838,451
     5,600  St. Jude Medical, Inc.(a)                      233,800
     2,300  Tektronix, Inc.                                112,125
     4,300  U.S. Surgical Corporation                      172,538
    22,600  Xerox Corporation                            1,110,228
                                                    --------------
                                                         7,582,058
                                                    --------------
METAL MINING (0.6%)
    24,900  Barrick Gold Corporation(b)                    747,000
    15,700  Battle Mountain Gold Company                   113,825
     6,500  Cyprus Amax Minerals Company(b)                160,875
     9,700  Echo Bay Mines, Ltd.                            60,020
    13,600  Freeport McMoran Inc., Class B                 428,400
    10,200  Homestake Mining Company                       154,277
     7,000  Newmont Mining Corporation                     335,127
    16,600  Placer Dome, Inc.(b)                           392,176
     9,100  Santa Fe Pacific Gold Corporation              104,650
                                                    --------------
                                                         2,496,350
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.3%)
     6,000  Hasbro, Inc.(b)                                246,751
     8,200  ITT Industries, Inc.                           191,670
     2,600  Jostens, Inc.                                   55,250
    19,000  Mattel, Inc.                                   586,624
       600  NACCO Industries, Inc.                          28,657
                                                    --------------
                                                         1,108,952
                                                    --------------
MISCELLANEOUS RETAIL (0.4%)
     1,400  Longs Drug Stores, Inc.                         70,176
     5,900  Rite Aid Corporation(b)                        233,788
    19,000  Toys "R" Us, Inc.(a)                           655,500
    17,100  Walgreen Company(b)                            713,925
                                                    --------------
                                                         1,673,389
                                                    --------------
MOTION PICTURES (0.1%)
    15,000  Unicom Corporation                             399,376
                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.0%)
     2,700  Caliber System, Inc.                            52,314
     3,000  Consolidated Freightways, Inc.                  72,376
     2,000  Yellow Corporation(a)                           30,000
                                                    --------------
                                                           154,690
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (2.3%)
    33,000  American Express Company                     1,724,250
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
NONDEPOSITORY CREDIT INSTITUTIONS (continued)

     3,700  Beneficial Corporation                  $      229,863
    11,500  Dean Witter Discover & Company(b)              786,315
    12,400  Federal Home Loan Mortgage
              Corporation(b)                             1,416,700
    75,900  Federal National Mortgage Association        3,130,875
     9,500  Green Tree Financial Corporation               397,813
     6,800  Household International, Inc.(b)               644,300
    15,500  MBNA Corporation                               625,815
     4,600  Transamerica Corporation                       365,126
                                                    --------------
                                                         9,321,057
                                                    --------------
OIL & GAS EXTRACTION (1.3%)
     8,700  Burlington Resources, Inc.                     461,100
     1,800  Helmerich & Payne, Inc.                         96,750
    22,400  Occidental Petroleum Corporation               537,600
     7,200  Oryx Energy Company(a)                         149,400
    18,300  Phillips Petroleum Company                     825,789
     5,900  Rowan Companies, Inc.(a)                       139,388
     6,300  Santa Fe Energy Resources, Inc.(a)              91,351
    17,000  Schlumberger, Ltd.(b)                        1,768,000
    20,000  USX-Marathon Group, Inc.                       457,501
    17,599  Union Pacific Resources Group, Inc.(b)         525,770
     3,700  Western Atlas, Inc.(a)                         260,850
                                                    --------------
                                                         5,313,499
                                                    --------------
PAPER & ALLIED PRODUCTS (2.1%)
     3,600  Avery Dennison Corporation                     254,251
     3,600  Bemis Company, Inc.                            128,251
     3,300  Boise Cascade Corporation(b)                   102,300
     6,700  Champion International Corporation             288,100
     6,400  Georgia Pacific Corporation                    465,600
    20,900  International Paper Company(b)                 888,250
     5,900  James River Corporation of Virginia(b)         188,800
    19,600  Kimberly-Clark Corporation                   1,915,900
     3,600  Mead Corporation                               213,300
    29,200  Minnesota Mining & Manufacturing
              Company(b)                                 2,445,500
     6,900  Stone Container Corporation                    106,088
     3,800  Temple-Inland, Inc.                            204,250

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PAPER & ALLIED PRODUCTS (continued)

     4,800  Union Camp Corporation                  $      235,802
     7,000  Westvaco Corporation                           197,751
    13,800  Weyerhaeuser Company                           634,800
     3,800  Willamette Industries                          258,400
                                                    --------------
                                                         8,527,343
                                                    --------------
PERSONAL SERVICES (0.2%)
     7,100  H & R Block, Inc.                              207,675
    16,300  Service Corporation International              491,038
                                                    --------------
                                                           698,713
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (7.1%)
     6,500  Amerada Hess Corporation                       382,688
    34,600  Amoco Corporation                            2,685,820
     4,500  Ashland, Inc.                                  216,000
    11,200  Atlantic Richfield Company(b)                1,558,200
    45,400  Chevron Corporation                          3,041,800
    86,300  Exxon Corporation                            8,166,140
     3,400  Kerr-McGee Corporation                         238,000
     2,300  Louisiana Land & Exploration Company           137,420
    27,400  Mobil Corporation                            3,315,400
     3,200  Pennzoil Company                               180,000
    37,300  Royal Dutch Petroleum Company ADR(b)         6,336,340
     5,200  Sun Company, Inc.                              130,000
    18,400  Texaco, Inc.                                 1,823,901
    17,200  Unocal Corporation(b)                          700,900
                                                    --------------
                                                        28,912,609
                                                    --------------
PHARMACEUTICAL PREPARATIONS (4.9%)
    44,200  American Home Products Corporation           2,839,840
    18,400  Amgen Inc.(a)                                1,120,100
    92,600  Johnson & Johnson                            4,919,360
    84,600  Merck & Company, Inc.(b)                     7,021,800
    44,600  Pfizer, Inc.                                 3,997,250
                                                    --------------
                                                        19,898,350
                                                    --------------
PRIMARY METAL INDUSTRIES (0.9%)
    15,800  Alcan Aluminum, Ltd.(b)                        556,950
    12,100  Allegheny Teledyne Inc.                        282,838
    12,100  Aluminum Company of America(b)                 769,863
     7,400  Armco, Inc.(a)                                  33,300
     2,900  Asarco, Inc.                                    79,025
     7,700  Bethlehem Steel Corporation(a)                  69,300
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
PRIMARY METAL INDUSTRIES (continued)

    10,000  Engelhard Corporation                   $      195,000
    11,600  Inco, Ltd.                                     404,551
     3,400  Inland Steel Industries, Inc.                   63,325
     6,100  Nucor Corporation                              331,689
     4,600  Phelps Dodge Corporation                       334,077
     4,400  Reynolds Metals Company(b)                     261,800
     5,900  USX-US Steel Group, Inc.                       177,731
     6,400  Worthington Industries, Inc.                   127,201
                                                    --------------
                                                         3,686,650
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.3%)
     5,200  American Greetings Corporation                 146,900
     5,800  Deluxe Corporation                             179,800
     6,800  Dow Jones & Company, Inc.                      236,300
     9,800  Gannett Company, Inc.                          769,300
     2,200  John H. Harland Company                         67,920
     6,700  Knight-Ridder, Inc.(b)                         281,400
     7,000  McGraw-Hill Companies, Inc.                    318,485
     1,900  Meredith Corporation                            97,850
     7,000  Moore Corporation, Ltd.                        147,000
     6,800  New York Times Company                         254,145
    10,700  R.R. Donnelley & Sons Company(b)               358,450
    39,400  Time Warner, Inc.(b)                         1,605,550
     7,100  Times Mirror Company                           371,850
     4,200  Tribune Company                                363,300
                                                    --------------
                                                         5,198,250
                                                    --------------
RAILROAD TRANSPORTATION (1.0%)
    10,700  Burlington Northern Santa Fe
              Corporation                                  961,663
    14,700  CSX Corporation                                687,225
     5,700  Conrail, Inc.(b)                               554,325
     8,800  Norfolk Southern Corporation                   792,000
    16,900  Union Pacific Corporation                      984,425
                                                    --------------
                                                         3,979,638
                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.8%)
     2,500  Armstrong World Industries                     188,125
     5,800  Cooper Tire and Rubber Company                 118,900
    10,800  Goodyear Tire & Rubber Company                 523,800
     8,500  Illinois Tool Works, Inc.(b)                   728,875
    20,000  Nike, Inc. Class B                           1,137,500
     3,900  Reebok International, Ltd.                     148,200
    10,400  Rubbermaid, Inc.                               249,600

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)

     4,300  Tupperware Corporation                  $      227,900
                                                    --------------
                                                         3,322,900
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (0.5%)
    11,700  Merrill Lynch & Company, Inc.(b)               938,925
    10,600  Morgan Stanley Group, Inc.(b)                  637,326
     7,300  Salomon, Inc.                                  333,064
                                                    --------------
                                                         1,909,315
                                                    --------------
STONE, CLAY, GLASS, & CONCRETE PRODUCTS (0.3%)
    16,000  Corning, Inc.(b)                               648,000
    11,100  Newell Company                                 344,100
     3,600  Owens-Corning Corporation(a)(b)                154,351
                                                    --------------
                                                         1,146,451
                                                    --------------
TEXTILE MILL PRODUCTS (0.1%)
     5,300  Fruit of the Loom, Inc. Class A(a)(b)          188,813
     2,600  Russell Corporation                             74,750
     1,400  Springs Industries, Inc. Class A                65,100
                                                    --------------
                                                           328,663
                                                    --------------
TOBACCO PRODUCTS (1.5%)
    11,800  American Brands, Inc.                          563,450
    56,900  Philip Morris Companies, Inc.                5,867,800
                                                    --------------
                                                         6,431,250
                                                    --------------
TRANSPORTATION BY AIR (0.4%)
     6,400  AMR Corporation(a)                             584,000
     5,500  Delta Airlines, Inc.(b)                        413,875
     7,800  Federal Express Corporation(a)                 345,150
    10,100  Southwest Airlines Company                     249,975
     4,400  U.S. Air Group, Inc.(a)                        102,300
                                                    --------------
                                                         1,695,300
                                                    --------------
TRANSPORTATION EQUIPMENT (4.5%)
    19,700  Allied-Signal Inc.                           1,443,025
    24,200  Boeing Company                               2,404,800
    50,600  Chrysler Corporation(b)                      1,796,300
     7,000  Dana Corporation                               217,876
     5,400  Eaton Corporation(b)                           373,950
     4,300  Echlin, Inc.(b)                                144,589
     2,400  Fleetwood Enterprises, Inc.                     73,200
    82,200  Ford Motor Company                           2,692,050
FACE/SHARE                 SECURITY
  AMOUNT                 DESCRIPTION                    VALUE
----------------------------------------------------
                   INDEX PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
TRANSPORTATION EQUIPMENT (continued)

     4,400  General Dynamics Corporation            $      324,500
    52,600  General Motors Corporation                   3,031,070
    13,900  Lockheed Martin Corporation(b)               1,259,650
    15,000  McDonnell Douglas Corporation                  793,120
     5,200  Navistar International Corporation              49,400
     4,000  Northrop Grumman Corporation                   332,501
     2,700  Paccar, Inc.                                   179,550
    15,200  Rockwell International Corporation             976,600
     4,500  TRW, Inc.(b)                                   438,180
     5,600  Textron, Inc.                                  534,100
     8,400  United Technologies Corporation(b)           1,178,100
                                                    --------------
                                                        18,242,561
                                                    --------------
TRANSPORTATION SERVICES (0.0%)
     5,700  Ryder System, Inc.                             173,138
                                                    --------------
WHOLESALE TRADE--DURABLE GOODS (0.2%)
     8,400  Genuine Parts Company                          378,000
     3,500  Grainger (W.W.), Inc.                          278,250
     2,000  Potlatch Corporation                            88,500
                                                    --------------
                                                           744,750
                                                    --------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
     9,100  Alco Standard Corporation(b)                   470,925
     2,600  Fleming Companies, Inc.                         42,576
     3,400  Sigma Aldrich                                  212,500
     4,700  Supervalu, Inc.                                139,238
    12,600  Sysco Corporation                              429,976
                                                    --------------
                                                         1,295,215
                                                    --------------
TOTAL COMMON STOCKS (COST $266,816,714)                399,525,511
                                                    --------------
TIME DEPOSITS (1.8%)
 7,116,588  Sanwa Bank Ltd., 5.75%, due 12/2/96
              (cost $7,116,588)                          7,116,588
                                                    --------------
U.S. TREASURY OBLIGATIONS (0.1%)
   305,000  U.S. Treasury Bills, 5.21% yield, due
              5/29/97 (cost $297,336)(d)                   297,444
                                                    --------------
TOTAL INVESTMENTS (100.0%)
  (COST $274,230,638)                                 $406,939,543
                                                    --------------
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (continued)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE

-----------------------------------------------------------------
                     SMALL COMPANY PORTFOLIO
----------------------------------------------------

 SMALL COMPANY CORE INVESTMENT STYLE (33.8%)
COMMON STOCKS (31.8%)
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (0.4%)
     104,500  Ugly Duckling Corporation(a)(b)       $    1,815,688
                                                    --------------
BUSINESS SERVICES (3.9%)
      35,400  Computer Task Group, Inc.                  1,482,375
     117,600  HCIA, Inc.                                 3,381,000
     155,500  IKOS Systems, Inc.(a)                      2,993,375
      86,700  Information Management Resources,
                Inc.(b)                                  1,430,550
      28,300  Keane, Inc.(a)                             1,496,360
     162,000  Renters Choice, Inc.(a)                    2,956,500
      55,300  STB Systems, Inc.(a)(b)                    1,230,425
     164,050  USCS International, Inc.(b)                2,747,838
                                                    --------------
                                                        17,718,423
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (0.7%)
     133,200  Tetra Technologies, Inc.                   3,392,431
                                                    --------------
DEPOSITORY INSTITUTIONS (1.4%)
     264,500  Bank Plus Corporation(a)                   3,008,685
     115,700  GA Financial, Inc.                         1,764,425
      61,000  Ocean Financial Corporation                1,570,750
                                                    --------------
                                                         6,343,860
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (3.9%)
     140,200  Actel Corporation                          3,084,400
      61,600  Computer Products, Inc.(a)                 1,239,700
     115,250  Etec Systems, Inc.                         3,385,470
      61,900  Harman International Industries
                Inc.(b)                                  3,156,900
      65,600  P-COM, Inc.(a)(b)                          2,082,800
     139,200  Powell Industries, Inc.(a)                 1,392,000
     181,700  Symmetricom, Inc.                          3,429,585
                                                    --------------
                                                        17,770,855
                                                    --------------
FINANCIAL SERVICES (.4%)
      53,100  Southern Pacific Funding
                Corporation(b)                           1,685,925
                                                    --------------
HEALTH SERVICES (1.8%)
       7,500  Express Scripts, Inc.                        267,188
     194,000  Inphynet Medical Management, Inc.(b)       3,516,250
      72,000  Physicians Resource Group, Inc.            1,494,000

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
HEALTH SERVICES (continued)

     163,200  RoTech Medical Corporation(b)         $    2,774,400
                                                    --------------
                                                         8,051,838
                                                    --------------
HOLDING & OTHER INVESTMENTS (0.2%)
      69,350  HealthCare Financial Partners, Inc.          866,875
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.6%)
      93,550  Ciprico, Inc.                              1,286,310
     107,900  Greenfield Industries                      3,156,075
     222,000  Par Technology Corporation                 2,997,000
                                                    --------------
                                                         7,439,385
                                                    --------------
INSURANCE CARRIERS (0.4%)
      82,200  Sierra Health Services, Inc.(b)            2,024,175
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (1.9%)
     109,000  Arrow International, Inc.                  2,915,750
      88,200  Lunar Corporation                          2,734,200
      75,600  Zygo Corporation(a)(b)                     3,005,100
                                                    --------------
                                                         8,655,050
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.5%)
      16,500  RockShox, Inc.                               212,437
     192,000  YES! Entertainment Corporation(b)          1,968,001
                                                    --------------
                                                         2,180,438
                                                    --------------
MISCELLANEOUS RETAIL (0.1%)
      34,300  Friedman's, Inc. Class A(a)                  471,626
                                                    --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (0.7%)
     138,200  Swift Transportation, Inc.(a)              3,325,439
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (4.2%)
     162,500  AmeriCredit Corporation(a)                 3,229,687
     280,350  Imperial Credit Industries,
                Inc.(a)(b)                               5,957,437
     129,900  Imperial Credit Mortgage Holdings          2,825,325
      99,700  Medallion Financial Corporation            1,433,185
     197,300  Resource Bancshares Mortgage Group,
                Inc.(a)                                  2,984,161
     125,851  WFS Financial, Inc.(a)                     2,894,551
                                                    --------------
                                                        19,324,346
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

OIL & GAS EXTRACTION (6.4%)
     364,050  Abacan Resource Corporation           $    3,117,180
      59,300  Flores & Rucks Inc.(a)(b)                  2,913,112
     101,500  Forcenergy, Inc.(b)                        3,108,438
     166,400  FX Energy, Inc.                            1,497,600
      88,000  Key Energy Group                           1,067,000
     207,800  Marine Drilling Company, Inc.(a)           3,298,826
      68,175  Neuvo Energy Company(a)                    3,408,750
     162,000  Pride Petroleum Services, Inc.(b)          2,936,251
     139,900  Seagull Energy Corporation(a)              3,200,213
     102,350  Tuboscope Vetco International
                Corporation(a)                           1,573,632
      91,400  Vintage Petroleum, Inc.                    3,061,900
                                                    --------------
                                                        29,182,902
                                                    --------------
REAL ESTATE (0.7%)
     171,425  NHP, Inc.(a)                               2,978,510
                                                    --------------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (0.6%)
      82,100  Coast Savings Financial(a)(b)              2,914,550
                                                    --------------
TRANSPORTATION BY AIR (1.7%)
     113,250  Atlas Air, Inc.(a)                         5,266,125
      99,000  Kitty Hawk, Inc.                           1,188,000
     132,100  Mesa Airlines, Inc.(a)                     1,304,488
                                                    --------------
                                                         7,758,613
                                                    --------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      95,500  United Natural Foods, Inc.(b)              1,289,251
                                                    --------------
TOTAL COMMON STOCKS (COST $124,704,158)                145,190,180
                                                    --------------
REPURCHASE AGREEMENTS (2.0%)
   4,600,982  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $4,603,148 (cost $4,600,982)(c)          4,600,982
   4,600,982  Chase Securities, Inc., 5.92%, due
                12/2/96, to be repurchased at
                $4,603,252 (cost $4,600,982)(c)          4,600,982
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $9,201,964)
                                                         9,201,964
                                                    --------------
TOTAL SMALL COMPANY CORE INVESTMENT STYLE (COST
  $133,906,122)                                        154,392,144
                                                    --------------
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

 SMALL COMPANY VALUE INVESTMENT STYLE (33.3%)
COMMON STOCKS (31.7%)
AMUSEMENT & RECREATION SERVICES (0.6%)
      39,300  Cedar Fair L.P.                       $    1,439,360
     133,900  Jackpot Enterprises, Inc.                  1,339,000
                                                    --------------
                                                         2,778,360
                                                    --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.2%)
      52,000  Pillowtex Corporation                        903,500
                                                    --------------
AUTOMOTIVE REPAIR, SERVICES, & PARKING (0.2%)
      37,200  Breed Technologies, Inc.                     995,100
                                                    --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS
(0.4%)
      45,800  Continental Homes Holding
                Corporation                                938,900
     132,400  MDC Holdings, Inc.                           993,000
                                                    --------------
                                                         1,931,900
                                                    --------------
BUSINESS SERVICES (0.2%)
      63,700  Sequent Computer Systems, Inc.             1,074,935
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (1.7%)
      35,850  Bio-Rad Laboratories, Inc.                 1,071,015
      75,000  First Mississippi Corporation              2,165,625
     142,000  NL Industries, Inc.                        1,366,751
      41,900  Terra Nitrogen Company, L.P.               1,806,935
      70,900  Wellman, Inc.                              1,143,260
                                                    --------------
                                                         7,553,586
                                                    --------------
COAL MINING (0.2%)
      53,000  Zeigler Coal Holding Co.                     973,876
                                                    --------------
DEPOSITORY INSTITUTIONS (3.3%)
      75,360  Commerce Bancorp, Inc.                     2,185,440
      30,100  First Citizens BancShares, Inc.            2,408,000
      61,400  First Hawaiian, Inc.                       1,995,500
      62,750  One Valley Bancorp of West Virginia        2,353,126
      77,500  Peoples Bank of Bridgeport,
                Connecticut                              2,179,687
      76,600  Peoples Heritage Financial Group,
                Inc.                                     2,144,800
      88,500  Trans Financial, Inc.                      1,891,689
                                                    --------------
                                                        15,158,242
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

EATING & DRINKING PLACES (0.6%)
     114,100  Perkins Family Restaurants, L.P.      $    1,454,775
      53,100  Sbarro, Inc.                               1,387,238
                                                    --------------
                                                         2,842,013
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (3.3%)
      28,800  CILCORP, Inc.                              1,051,200
      99,800  Central Vermont Public Service             1,247,500
      57,500  Energen Corporation                        1,559,690
      69,700  Isomedix, Inc.                               958,375
      73,600  NUI Corporation                            1,472,000
     150,300  NorAm Energy Corporation                   2,329,650
      66,800  Public Service Company of New Mexico       1,277,551
      57,800  Rochester Gas & Electric Corporation       1,105,426
      81,200  Safety Kleen Corporation                   1,289,052
      79,800  Tuscon Electric Power Company              1,496,250
      32,200  United Illuminating Company                1,074,676
                                                    --------------
                                                        14,861,370
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (2.1%)
      68,000  Cypress Semiconductor Corporation            833,000
      56,600  Exar Corporation                             884,376
      86,800  Exide Electronics Group, Inc.                943,952
      39,200  HADCO Corporation                          1,820,350
      23,900  Hutchinson Technology, Inc.                1,260,725
      60,000  Read-Rite Corporation(a)                   1,327,500
      27,100  Trinova Corporation                          989,150
      61,000  VLSI Technology, Inc.(a)                   1,403,000
                                                    --------------
                                                         9,462,053
                                                    --------------
FOOD STORES (0.5%)
     152,600  Ingles Markets, Inc.                       2,222,239
      50,400  Penn Traffic Company                         258,301
                                                    --------------
                                                         2,480,540
                                                    --------------
FURNITURE & FIXTURES (0.6%)
      45,200  Kimball International, Inc., Class B       1,887,100
      58,600  Knape & Vogt Manufacturing Company           922,950
                                                    --------------
                                                         2,810,050
                                                    --------------
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

GENERAL MERCHANDISE STORES (0.2%)
      28,000  Waban Inc.                            $      738,500
                                                    --------------
HEALTH SERVICES (0.5%)
      74,500  GranCare, Inc.                             1,322,375
      93,200  Regency Health Services, Inc.                978,600
                                                    --------------
                                                         2,300,975
                                                    --------------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES (.1%)
       3,000  Rex Stores Corporation                       419,250
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.4%)
      47,000  AGCO Corporation                           1,310,126
      39,900  Allied Products Corporation                  952,616
      66,000  Data General Corporation(a)                  965,250
      36,600  Kysor Industrial Corporation               1,116,300
      33,000  Lam Research Corporation                   1,183,875
      58,600  Park-Ohio Industries                         842,377
                                                    --------------
                                                         6,370,544
                                                    --------------
INSURANCE CARRIERS (2.4%)
      48,600  Allied Group, Inc.                         2,150,550
      68,900  Capitol American Financial
                Corporation                              2,497,625
      72,000  Fremont General Corporation                2,241,000
      71,600  Harleysville Group, Inc.                   2,219,600
      46,000  PXRE Corporation                           1,109,750
      22,600  Transnational Re Corporation(a)              567,826
                                                    --------------
                                                        10,786,351
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.9%)
      55,400  Allied Healthcare Products, Inc.             387,800
      39,200  Amcast Industrial Corporation                926,101
      35,000  Esterline Technologies Corporation           888,126
      55,300  Haemonetics Corporation(a)                   960,838
      37,000  SpaceLabs Medical, Inc.                      744,626
                                                    --------------
                                                         3,907,491
                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
      12,900  NACCO Industries, Inc.                       615,975
      75,700  Oneida Limited                             1,286,900
                                                    --------------
                                                         1,902,875
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

MISCELLANEOUS RETAIL (0.1%)
     120,000  Service Merchandise                   $      660,000
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (1.7%)
     122,900  Consumer Portfolio Services                1,582,335
      95,100  First Merchants Acceptance
                Corporation                              1,997,100
     128,000  Olympic Financial, Ltd.(a)                 1,776,000
     167,990  Resource Bancshares Mortgage Group,
                Inc.(a)                                  2,540,845
                                                    --------------
                                                         7,896,280
                                                    --------------
PAPER & ALLIED PRODUCTS (0.4%)
      60,100  Chesapeake Corporation                     1,833,050
                                                    --------------
PERSONAL SERVICES (0.6%)
      48,600  Angelica Corporation                         935,550
      94,000  CPI Corporation                            1,598,000
                                                    --------------
                                                         2,533,550
                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES (0.2%)
      77,000  Tesoro Petroleum Corporation(a)            1,116,500
                                                    --------------
PRIMARY METAL INDUSTRIES (1.6%)
      41,500  MAXXAM, Inc.                               1,914,190
      83,400  Quanex Corporation                         2,230,950
      30,400  Texas Industries, Inc.                     1,729,000
     160,600  WHX Corporation                            1,505,626
                                                    --------------
                                                         7,379,766
                                                    --------------
PRINTING, PUBLISHING, & ALLIED INDUSTRIES (1.0%)
      28,800  Houghton Mifflin Company                   1,508,400
      56,100  John H. Harland Company                    1,732,085
      31,900  Plenum Publishing Corporation              1,140,425
                                                    --------------
                                                         4,380,910
                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.1%)
      66,400  Applied Extrusion Technologies, Inc.         622,500
                                                    --------------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (1.2%)
      26,080  Charter One Financial Inc.                 1,134,480
     105,700  Roosevelt Financial Group, Inc.            2,021,510
     159,305  Sovereign Bancorp, Inc.                    2,090,875
                                                    --------------
                                                         5,246,865
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (1.4%)
      49,000  Eaton Vance Corporation                    2,107,000
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (continued)

     130,300  Morgan Keegan, Inc.                   $    2,280,250
      76,000  Raymond James Financial, Inc.              2,156,500
                                                    --------------
                                                         6,543,750
                                                    --------------
TEXTILE MILL PRODUCTS (0.3%)
     223,000  Collins & Aikman Corporation               1,338,000
                                                    --------------
TRANSPORTATION BY AIR (0.3%)
      45,500  Midwest Express Holdings, Inc.             1,501,500
                                                    --------------
TRANSPORTATION EQUIPMENT (1.6%)
      55,400  A. O. Smith Corporation                    1,641,225
     115,000  Artic Cat Inc.                             1,092,500
      84,000  Avondale Industries Inc.                   1,459,500
      80,400  Gencorp, Inc.                              1,487,400
     149,100  Navistar International
                Corporation(a)                           1,416,450
                                                    --------------
                                                         7,097,075
                                                    --------------
WHOLESALE TRADE--DURABLE GOODS (0.5%)
      21,700  Barnes Group, Inc.                         1,231,473
      57,000  Getty Petroleum Corporation                  912,000
                                                    --------------
                                                         2,143,473
                                                    --------------
WHOLESALE TRADE--NONDURABLE GOODS (0.9%)
      55,200  Bindley Western Industries, Inc.             979,800
      34,800  Chemed Corporation                         1,305,000
      88,800  Nash-Finch Company                         1,687,200
                                                    --------------
                                                         3,972,000
                                                    --------------

TOTAL COMMON STOCKS (COST $128,666,396)                144,516,730
                                                    --------------
REPURCHASE AGREEMENTS (1.6%)
   3,718,255  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                3,718,255 (cost $3,718,255)(c)           3,718,255
   3,718,255  Chase Securities, Inc., 5.92%, due
                12/2/96, to be repurchased at
                3,720,089 (cost $3,718,255)(c)           3,718,255
                                                    --------------

TOTAL REPURCHASE AGREEMENTS (COST $7,436,510)
                                                         7,436,510
                                                    --------------

TOTAL SMALL COMPANY VALUE INVESTMENT STYLE (COST
  $136,102,906)                                        151,953,240
                                                    --------------
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------
 SMALL COMPANY GROWTH INVESTMENT STYLE (32.9%)
COMMON STOCKS (31.0%)
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
MATERIALS (0.5%)
      84,000  Warnaco Group Inc. Class A            $    2,236,501
                                                    --------------
BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE BUILDERS
(0.4%)
      93,700  Del Webb Corporation                       1,581,189
                                                    --------------
BUSINESS SERVICES (1.1%)
      32,100  Computer Horizons Corporation              1,075,350
      87,900  GTECH Holdings Corporation                 2,768,850
      48,700  Winthrop Resources Corporation             1,387,950
                                                    --------------
                                                         5,232,150
                                                    --------------
CHEMICALS & ALLIED PRODUCTS (3.4%)
      36,100  Agouron Pharmaceuticals Inc.               1,980,988
      60,000  Biovail Corporation International(a)       1,710,000
      72,000  Elan Corporation, plc Sponsored
                ADR(a)                                   2,142,000
     123,900  Genzyme Corporation(a)                     2,818,725
      47,600  Interneuron Pharmaceuticals, Inc.            928,200
      42,100  Martek Biosciences Corporation(a)            747,275
      80,000  North American Vaccine, Inc.               1,950,002
     102,300  Sepracor, Inc.(a)                          1,700,738
     119,000  Twinlab Corporation                        1,428,000
                                                    --------------
                                                        15,405,928
                                                    --------------
COMMUNICATIONS (1.0%)
      54,700  Central European Media Enterprises,
                Ltd.(a)                                  1,531,600
      19,800  Commnet Cellular Inc(a)                      559,350
      40,900  Vanguard Cellular Systems, Inc.(a)           690,187
      62,700  Young Broadcasting Corporation             1,904,513
                                                    --------------
                                                         4,685,650
                                                    --------------
DEPOSITORY INSTITUTIONS (1.3%)
      96,000  California Federal Bancorp, Inc.(a)        2,328,000
     223,400  Dime Bancorp, Inc.(a)                      3,546,475
                                                    --------------
                                                         5,874,475
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

EATING & DRINKING PLACES (0.9%)
     232,100  Foodmaker, Inc.                       $    2,117,914
     248,600  Shoney's, Inc.(a)                          2,050,950
                                                    --------------
                                                         4,168,864
                                                    --------------
ELECTRIC, GAS, & SANITARY SERVICES (1.0%)
     111,900  Philip Environmental, Inc.(a)              1,454,700
      93,500  U.S.A. Waste Services, Inc.(a)             3,015,375
                                                    --------------
                                                         4,470,075
                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (3.1%)
      54,400  Adaptec Inc.                               2,026,400
      94,700  American Power Conversion                  2,243,205
      98,600  BMC Industries Inc.                        2,834,750
      19,500  Hutchinson Technology, Inc.(a)             1,028,625
      29,100  Microchip Technology, Inc.                 1,389,525
      30,100  Portugal Telecom, ADR                        797,650
     235,500  Silicon Storage Technology                 1,913,435
     160,000  SmallWorldWide plc-ADR                     1,800,000
                                                    --------------
                                                        14,033,590
                                                    --------------
FOOD STORES (0.5%)
     109,200  Dominick's Supermarkets, Inc.              2,293,200
                                                    --------------
FINANCIAL SERVICES (0.3%)
      60,500  Credit Acceptance Corporation(a)           1,565,438
                                                    --------------
FURNITURE & FIXTURES (0.4%)
      55,700  Lear Corporation(a)                        1,998,237
                                                    --------------
GENERAL MERCHANDISE STORES (1.0%)
      61,000  Consolidated Stores Corporation(a)         2,257,000
     123,000  Stage Stores, Inc.(a)                      2,306,250
                                                    --------------
                                                         4,563,250
                                                    --------------
HEALTH SERVICES (1.2%)
      21,500  Genesis Health Ventures, Inc.(a)             599,310
      93,800  OrNda Healthcorp(a)                        2,731,925
      82,600  Quorum Health Group, Inc.(a)               2,323,125
                                                    --------------
                                                         5,654,360
                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES (0.2%)
      60,500  RFS Hotel Investors, Inc.(a)               1,013,375
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)

HOTELS, ROOMING HOUSES, CAMPS, & OTHER LODGING PLACES (0.8%)
      85,800  Aztar Corporation                     $      622,050
     119,700  Red Roof, Inc.(a)                          1,885,275
      25,800  Sun International Hotels, Ltd.(a)          1,280,325
                                                    --------------
                                                         3,787,650
                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (1.2%)
      38,100  American Standard Companies, Inc.          1,452,564
      34,300  Case Corporation                           1,800,750
      90,900  Varco International Inc.                   2,079,338
                                                    --------------
                                                         5,332,652
                                                    --------------
INSURANCE CARRIERS (1.2%)
      81,500  Everest Reinsurance Holdings, Inc.         2,292,188
      56,200  The PMI Group, Inc.                        3,259,600
                                                    --------------
                                                         5,551,788
                                                    --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (0.9%)
      97,100  Mentor Corporation                         2,658,114
      80,000  Possis Medical, Inc.(a)                    1,400,000
                                                    --------------
                                                         4,058,114
                                                    --------------
MISCELLANEOUS MANUFACTURING (0.2%)
      65,400  RockShox, Inc.                               842,025
                                                    --------------
MISCELLANEOUS RETAIL (1.5%)
      56,200  Borders Group, Inc.(a)                     2,051,300
     194,175  OfficeMax, Inc.(a)                         2,815,538
      72,800  Petsmart, Inc.(a)                          1,856,400
                                                    --------------
                                                         6,723,238
                                                    --------------
NONDEPOSITORY CREDIT INSTITUTIONS (0.2%)
      55,900  Olympic Financial Ltd.(a)                    775,612
                                                    --------------
OIL & GAS EXTRACTION (3.5%)
      40,600  Apache Corporation                         1,476,825
      35,700  Barrett Resources Corporation(a)           1,454,775
      43,000  Input/Output Inc.(a)                       1,032,000
     109,000  Noble Drilling Corporation                 2,098,250
      82,400  Parker & Parsley Petroleum Company,
                Delaware(a)                              2,719,200
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
OIL & GAS EXTRACTION (continued)

     194,900  Parker Drilling Company               $    1,827,185
     115,500  Pool Energy Services Company               1,703,625
      43,100  Reading & Bates Corporation(a)             1,249,900
      35,500  Transocean Offshore Inc.                   2,138,875
                                                    --------------
                                                        15,700,635
                                                    --------------
PRIMARY METAL INDUSTRIES (1.5%)
      93,800  Olympic Steel, Inc.                        2,262,925
     114,500  Steel Dynamics, Inc.                       2,089,625
      11,400  Texas Industries, Inc.                       648,375
      64,900  Titanium Metals Corporation,               2,174,150
                                                    --------------
                                                         7,175,075
                                                    --------------
REAL ESTATE (0.3%)
      93,100  Newhall Land & Farming Company             1,454,684
                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (0.5%)
      48,200  Energy Ventures, Inc.                      2,367,825
                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, & SERVICE (0.4%)
      86,100  Amresco Inc.                               1,851,150
                                                    --------------
TRANSPORTATION EQUIPMENT (1.2%)
     111,000  Gulfstream Aerospace Corporation           2,664,000
      68,876  LucasVarity plc-ADR                        2,918,620
                                                    --------------
                                                         5,582,620
                                                    --------------
WATER TRANSPORTATION (0.5%)
     274,200  OMI Corporation                            2,090,775
                                                    --------------
WHOLESALE TRADE--DURABLE GOODS (0.5%)
      75,400  Tech Data Corporation(a)                   2,262,000
                                                    --------------
WHOLESALE TRADE--NONDURABLE GOODS (0.3%)
      37,400  AmeriSource Health Corporation             1,472,626
                                                    --------------

TOTAL COMMON STOCKS (COST $116,886,850)                141,804,751
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (continued)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
-----------------------------------------------------------------
               SMALL COMPANY PORTFOLIO (continued)
----------------------------------------------------
REPURCHASE AGREEMENTS (1.9%)
   4,215,026  BA Securities, Inc., 5.65%, due
                12/2/96, to be repurchased at
                $4,217,105 (cost $4,215,026(c)      $    4,215,026
   4,215,026  Chase Securities, Inc., 5.92%, due
                12/2/96, to be repurchased at
                $4,217,105 (cost $4,215,026)(c)          4,215,026
                                                    --------------
TOTAL REPURCHASE AGREEMENTS (COST $8,430,052)
                                                         8,430,052
                                                    --------------
TOTAL SMALL COMPANY GROWTH INVESTMENT STYLE (COST
  $125,316,902)                                        150,234,803
                                                    --------------
                                                    --------------
TOTAL INVESTMENTS (100.0%) (COST $395,325,930)
                                                      $456,580,187
                                                    --------------
                                                    --------------
----------------------------------------------------
                    INTERNATIONAL PORTFOLIO II
----------------------------------------------------
STOCKS AND WARRANTS (94.8%)
ARGENTINA (0.3%)
COMMON STOCKS
     213,982  Compania Naviera Perez Companc SA     $    1,455,806
                                                    --------------
AUSTRALIA (0.8%)
COMMON STOCKS
     240,000  Australia & New Zealand Banking
                Group Ltd.                               1,577,456
      68,000  Brambles Industries Ltd.                   1,190,748
     140,000  Woodside Petroleum Ltd.(a)                   984,036
                                                    --------------
                                                         3,752,240
                                                    --------------
BRAZIL (0.7%)
COMMON STOCKS
      45,260  Telecomunicacoes Brasileiras SA --
                Telebras ADR                             3,428,446
                                                    --------------
CANADA (1.4%)
COMMON STOCKS
      59,000  Canadian Pacific Ltd.                      1,622,107
     152,000  NOVA Corporation                           1,449,391
      66,000  Noranda, Inc.                              1,562,328
      63,000  Royal Bank of Canada                       2,337,489
                                                    --------------
                                                         6,971,315
                                                    --------------
CHILE (0.3%)
COMMON STOCKS
      14,200  Compania Telecomunicacion Chile            1,350,776
                                                    --------------

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------
DENMARK (0.5%)
COMMON STOCKS
      83,000  ISS International Service System A/S  $    2,297,178
                                                    --------------
FRANCE (6.5%)
COMMON STOCKS
      18,800  Canal Plus                                 4,312,488
      40,925  Compagnie Generale des Eaux                5,046,471
      84,000  Elf Aquitaine                              7,335,887
      90,541  Michelin                                   4,644,417
      18,360  Primagaz Cie                               1,901,294
      76,000  SGS-Thomson Microelectronics NV(a)         5,027,764
      31,500  Societe Generale                           3,443,974
                                                    --------------
                                                        31,712,295
                                                    --------------
GERMANY (5.2%)
COMMON STOCKS
     150,000  Bayer AG                                   6,030,837
       9,000  Mannesmann AG                              3,747,316
       5,700  SGL Carbon AG                                704,574
     126,000  Veba AG                                    7,381,628
         200  Wella AG                                     110,078
PREFERRED STOCKS
      19,225  GEA AG                                     5,755,867
       3,400  Wella AG                                   1,875,739
                                                    --------------
                                                        25,606,039
                                                    --------------
HONG KONG (5.8%)
COMMON STOCKS
     440,200  Cheung Kong Holdings Ltd.                  3,871,393
   1,132,000  Citic Pacific Ltd.                         5,900,103
     707,200  Hutchison Whampoa Ltd.                     5,464,976
     223,900  Sun Hung Kai Properties Ltd.               2,779,928
     537,200  Swire Pacific Ltd.                         5,089,227
   1,050,000  Wharf (Holdings) Ltd.                      5,431,971
                                                    --------------
                                                        28,537,598
                                                    --------------
INDONESIA (1.2%)
COMMON STOCKS
     751,400  PT Indofoods Sukses Makmur                 1,570,090
     473,000  PT Indosat                                 1,306,044
   1,207,000  PT Telekomunikasi Indonesia                1,994,509
      54,700  PT Unilever Indonesia                        821,083
                                                    --------------
                                                         5,691,726
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------
ITALY (1.4%)
COMMON STOCKS
   1,590,000  Fiat SpA(a)                           $    4,649,552
   1,027,100  Telecom Italia SpA                         2,420,422
                                                    --------------
                                                         7,069,974
                                                    --------------
JAPAN (26.1%)
COMMON STOCKS
     163,000  Amada Metrecs Company Ltd.                 1,819,068
     144,000  Arcland Sakamoto                           1,809,490
     323,000  Bridgestone Corporation                    5,960,456
     165,000  Credit Saison Company Ltd.                 3,784,270
         247  DDI Corporation                            1,768,937
     730,000  Dai-Tokyo Fire & Marine Insurance
                Company                                  4,426,187
         730  East Japan Railway Company                 3,348,506
     290,000  Fuji Photo Film Company                    9,097,539
      58,000  Glory Ltd.                                 1,503,515
     403,000  Hanshin Electric Railway(a)                1,657,329
      56,500  Hirose Electric Company                    3,425,746
     647,000  Hitachi Ltd.                               6,026,540
     272,000  Ito-Yokado Company Ltd.                   13,743,408
     124,000  Japan Airport Terminal Company             1,765,205
   1,932,000  Kobe Steel Ltd.(a)                         4,498,945
      28,000  Kyocera Corporation                        1,801,055
      84,000  Mabuchi Motor Company                      4,222,144
      42,000  Meiko Shokai                               1,734,622
   1,088,000  Mitsubishi Electric Corporation            6,262,215
     234,000  Murata Manufacturing Company Ltd.          7,998,770
      39,000  Nagaileben Company Ltd.                    1,679,262
     178,000  Omron Corporation                          3,394,201
      85,800  SMC Corporation                            5,820,527
     665,000  Takeda Chemical Industries                13,031,194
      20,000  Toho Company                               3,181,018
     838,000  Tokio Marine & Fire Insurance
                Company                                  9,278,382
     184,000  Toyota Motor Corporation                   5,028,471
                                                    --------------
                                                       128,067,002
                                                    --------------
KOREA, REPUBLIC OF (0.9%)
COMMON STOCKS
      42,000  Korea Electric Power Corporation           1,342,663
      33,900  Korean Air                                   675,751
      12,000  Pohang Iron & Steel Company Ltd.             799,011
       9,602  Samsung Electronics Company                  708,969

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

KOREA, REPUBLIC OF (continued)
COMMON STOCKS (continued)

      54,054  Shinhan Bank                          $      966,379
                                                    --------------
                                                         4,492,773
                                                    --------------
MALAYSIA (3.3%)
COMMON STOCKS
   1,800,000  DCB Holdings Berhad                        6,160,238
     791,000  Hicom Holdings Berhad                      2,284,590
     659,000  Tenaga Nasional Berhad                     2,998,417
     496,000  United Engineers (Malaysia) Ltd.           4,493,927
                                                    --------------
                                                        15,937,172
                                                    --------------
MEXICO (0.2%)
COMMON STOCKS
     350,936  Cemex SA de CV                             1,166,897
                                                    --------------
NETHERLANDS (9.2%)
COMMON STOCKS
       9,223  Ceteco Holdings NV                           520,381
     290,000  Elsevier NV                                4,944,042
     203,088  Getronics NV                               5,440,803
      63,000  Gucci Group NV                             4,622,625
      41,000  Heineken NV                                7,358,365
     327,862  ING Groep NV                              11,483,252
      56,341  KLM Royal Dutch Air Lines NV               1,453,856
      60,000  Koninklijke Ahold NV                       3,754,132
      45,476  Koninklijke Sphinx Gustavsberg NV            553,781
      37,980  Oce-Van Der Grinten NV                     4,140,470
      35,000  Otra NV                                      604,812
PREFERRED STOCKS
       6,100  ING Group NV                                  32,896
                                                    --------------
                                                        44,909,415
                                                    --------------
PHILIPPINES (1.0%)
COMMON STOCKS
   1,481,502  Ayala Land Inc.                            1,606,282
     183,300  Manila Electric Company "B" Shares         1,359,792
      14,390  Manila Electric Company GDR                  514,443
      15,000  Philippine Long Distance Telephone
                Company                                    875,942
       6,800  Philippine Long Distance Telephone
                Company ADR                                391,000
     760,000  SM Prime Holdings                            182,150
                                                    --------------
                                                         4,929,609
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------
PORTUGAL (0.8%)
COMMON STOCKS
      80,200  Portugal Telecom(a)                   $    2,129,158
     129,450  Semapa-Sociedade de Investimento e
                Gestao SGPS SA                           2,001,933
                                                    --------------
                                                         4,131,091
                                                    --------------
SINGAPORE (3.5%)
COMMON STOCKS
     555,000  City Developments Ltd.                     4,907,302
     360,000  Development Bank of Singapore Ltd.         4,646,320
     240,400  Singapore Press Holdings Ltd.              4,542,640
     305,000  United Overseas Bank Ltd.                  3,240,516
                                                    --------------
                                                        17,336,778
                                                    --------------
SPAIN (0.9%)
COMMON STOCKS
      12,000  Banco Popular Espanol SA                   2,325,869
      90,000  Centros Comerciales Pryca SA               1,890,348
                                                    --------------
                                                         4,216,217
                                                    --------------
SWEDEN (1.9%)
COMMON STOCKS
     215,000  Atlas Copco AB                             4,964,618
     138,000  Telefonaktiebolaget LM Ericsson "B"
                Shares                                   4,255,643
                                                    --------------
                                                         9,220,261
                                                    --------------
SWITZERLAND (7.5%)
COMMON STOCKS
       5,500  ABB Asea Brown Boveri Ltd.                 6,888,199
      16,200  Adecco SA                                  4,179,683
      33,000  CS Holding AG                              3,515,895
      11,500  Ciba-Geigy AG                             14,243,647
       3,700  Nestle SA                                  4,020,195
         500  Roche Holding AG                           3,847,040
                                                    --------------
                                                        36,694,659
                                                    --------------
THAILAND (0.8%)
COMMON STOCKS
     105,000  Land & House Public Company Ltd.             830,448
     270,700  Thai Farmers Bank Public Company
                Ltd.                                     2,310,559
     100,000  United Communication Industry                806,566

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
              INTERNATIONAL PORTFOLIO II (continued)
----------------------------------------------------

THAILAND (continued)

WARRANTS
      33,837  Thai Farmers Bank Public Company
                Ltd.(a)                             $       43,389
                                                    --------------
                                                         3,990,962
                                                    --------------
UNITED KINGDOM (14.6%)
COMMON STOCKS
     272,900  Airtours plc                               3,083,939
     827,000  Asda Group plc                             1,653,722
     115,900  Barclays plc                               1,992,366
      65,000  British Aerospace plc                      1,264,829
     273,300  British Airways plc                        2,700,394
     350,420  British Land Company plc                   2,847,053
     900,800  British Steel plc                          2,512,734
     249,700  Cable & Wireless plc                       1,997,264
     218,609  Cadbury Schweppes plc                      1,882,660
     358,000  Courtaulds plc                             2,406,319
     810,000  David S. Smith (Holdings) plc              4,273,904
     199,000  De La Rue plc                              1,942,850
     295,600  Enterprise Oil plc                         2,955,504
     345,000  Guinness plc                               2,585,616
     135,000  Johnson Matthey plc                        1,234,078
     228,600  Kingfisher plc                             2,493,050
     696,300  LASMO plc                                  2,585,823
     389,000  Lloyds TSB Group plc                       2,693,127
     800,000  LucasVarity plc(a)                         3,407,831
     831,900  MFI Furniture plc                          2,697,978
   1,165,000  Pilkington Brothers plc                    2,926,693
     235,370  Prudential Corporation plc                 1,928,128
     140,000  RTZ Corporation plc                        2,352,546
     407,000  Rank Group plc                             2,975,046
     372,850  Tesco plc                                  2,129,587
     101,405  Tibbett and Britten Group plc              1,087,152
     330,584  United News & Media plc                    3,749,691
     705,800  Vodafone Group plc                         3,054,000
      72,000  Zeneca Group plc                           1,984,205
                                                    --------------
                                                        71,398,089
                                                    --------------
TOTAL STOCKS AND WARRANTS (COST $413,947,256)
                                                       464,364,318
                                                    --------------
SHORT-TERM HOLDINGS (5.2%)
  25,352,715  Norwest Cash Investment Fund              25,352,715
                                                    --------------
TOTAL INVESTMENTS (100.0%) (COST $439,299,971)
                                                      $489,717,033
                                                    --------------
                                                    --------------

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
                     INTERNATIONAL PORTFOLIO
----------------------------------------------------
STOCKS AND WARRANTS (96.4%)
ARGENTINA (0.3%)
COMMON STOCKS
      79,991  Compania Naviera Perez Companc SA     $      544,211
                                                    --------------
BRAZIL (0.7%)
COMMON STOCKS
      16,790  Telecomunicacoes Brasileiras
                SA--Telebras ADR                         1,271,843
                                                    --------------
CANADA (1.5%)
COMMON STOCKS
      22,000  Canadian Pacific Ltd.                        604,853
      56,000  NOVA Corporation                             533,987
      25,000  Noranda Inc.                                 591,790
      24,000  Royal Bank of Canada                         890,471
                                                    --------------
                                                         2,621,101
                                                    --------------
CHILE (0.3%)
COMMON STOCKS
       5,200  Compania Telecomunicacion Chile              494,651
                                                    --------------
DENMARK (0.4%)
COMMON STOCKS
      28,300  ISS International Service System A/S         783,254
                                                    --------------
FRANCE (7.7%)
COMMON STOCKS
       7,200  Canal Plus                                 1,651,591
      14,466  Compagnie Generale des Eaux                1,783,805
      31,000  Elf Aquitaine                              2,707,291
      75,181  Michelin                                   3,856,506
       6,765  Primagaz Cie                                 751,292
      26,000  SGS-Thomson Microelectronics NV(a)         1,720,024
      12,300  Societe Generale                           1,344,790
WARRANTS
         615  Primagaz Cie-CW(a)                            12,953
                                                    --------------
                                                        13,828,252
                                                    --------------
GERMANY (5.2%)
COMMON STOCKS
      50,000  Bayer AG                                   2,010,279
       3,500  Mannesmann AG                              1,457,289
       1,800  SGL Carbon AG                                222,497
       1,000  Siemens AG                                    48,273
      47,000  Veba AG                                    2,753,463
         100  Wella AG                                      55,039

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

GERMANY (continued)

PREFERRED STOCKS
       6,790  GEA AG                                $    2,032,892
       1,300  Wella AG                                     717,195
                                                    --------------
                                                         9,296,927
                                                    --------------
HONG KONG (5.5%)
COMMON STOCKS
     146,700  Cheung Kong Holdings Ltd.                  1,290,171
     377,000  Citic Pacific Ltd.                         1,964,964
     255,400  Hutchison Whampoa Ltd.                     1,973,635
      74,700  Sun Hung Kai Properties Ltd.                 927,470
     179,400  Swire Pacific Ltd.                         1,699,567
     400,000  Wharf (Holdings) Ltd.                      2,069,323
                                                    --------------
                                                         9,925,130
                                                    --------------
INDONESIA (1.2%)
COMMON STOCKS
     227,700  PT Indofoods Sukses Makmur                   475,791
     178,000  PT Indosat                                   491,492
     500,000  PT Telekomunikasi Indonesia                  826,226
      20,700  PT Unilever Indonesia                        310,721
                                                    --------------
                                                         2,104,230
                                                    --------------
ITALY (1.4%)
COMMON STOCKS
     590,000  Fiat SpA(a)                                1,725,306
     346,700  Telecom Italia SpA                           817,019
                                                    --------------
                                                         2,542,325
                                                    --------------
JAPAN (26.3%)
COMMON STOCKS
      60,000  Amada Metrecs Company Ltd.                   669,595
      53,000  Arcland Sakamoto                             665,993
     118,000  Bridgestone Corporation                    2,177,504
      66,000  Credit Saison Company Ltd.                 1,513,709
          73  DDI Corporation                              522,803
     257,000  Dai-Tokyo Fire & Marine Insurance
                Company                                  1,558,260
         240  East Japan Railway Company                 1,100,879
     108,000  Fuji Photo Film Company                    3,388,049
      21,000  Glory Ltd.                                   544,377
     148,000  Hanshin Electric Railway(a)                  608,647
      20,400  Hirose Electric Company                    1,236,907
     237,000  Hitachi Ltd.                               2,207,557
     100,000  Ito-Yokado Company Ltd.                    5,052,722
      44,000  Japan Airport Terminal Company               626,363
     724,000  Kobe Steel Ltd.(a)                         1,685,941
      10,000  Kyocera Corporation                          643,234

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

JAPAN (continued)
COMMON STOCKS (continued)

      29,000  Mabuchi Motor Company                 $    1,457,645
      15,000  Meiko Shokai                                 619,510
     398,000  Mitsubishi Electric Corporation            2,290,773
      89,000  Murata Manufacturing Company Ltd.          3,042,269
      14,000  Nagaileben Company Ltd.                      602,812
      71,000  Omron Corporation                          1,353,866
      33,400  SMC Corporation                            2,265,800
     251,000  Takeda Chemical Industries                 4,918,541
       7,500  Toho Company                               1,192,882
     308,000  Tokio Marine & Fire Insurance
                Company                                  3,410,194
      67,000  Toyota Motor Corporation                   1,831,019
                                                    --------------
                                                        47,187,851
                                                    --------------
KOREA, REPUBLIC OF (1.1%)
COMMON STOCKS
      14,000  Korea Electric Power Corporation             447,554
         500  Korea Mobile Telecommunications              505,398
      19,800  Korean Air                                   394,686
       3,000  Pohang Iron & Steel Company Ltd.             199,752
       3,400  Samsung Electronics(a)                       251,427
      12,000  Shinhan Bank                                 214,536
         422  Samsung Electronics Company 1st New           30,443
                                                    --------------
                                                         2,043,796
                                                    --------------
MALAYSIA (3.7%)
COMMON STOCKS
     690,000  DCB Holdings Berhad                        2,361,425
     264,000  Hicom Holdings Berhad                        762,493
     438,000  Tenaga Nasional Berhad                     1,992,879
     169,000  United Engineers (Malaysia) Ltd.           1,531,197
                                                    --------------
                                                         6,647,994
                                                    --------------
MEXICO (0.2%)
COMMON STOCKS
     130,000  Cemex SA de CV                               432,263
                                                    --------------
NETHERLANDS (9.2%)
COMMON STOCKS
       3,484  Ceteco Holdings NV                           196,574
     100,000  Elsevier NV                                1,704,842
      61,476  Getronics NV                               1,646,964
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

NETHERLANDS (continued)
COMMON STOCKS (continued)

      23,000  Gucci Group                           $    1,687,625
      15,500  Heineken NV                                2,781,821
     121,215  ING Groep NV                               4,245,513
      30,365  KLM Royal Dutch Air Lines NV                 783,557
      22,000  Koninklijke Ahold NV                       1,376,515
      17,218  NV Koninklijke Sphinx Gustavsberg            209,672
      15,071  Oce-Van Der Grinten NV                     1,642,996
      13,000  Otra NV                                      224,645
PREFERRED STOCKS
       2,300  ING Groep NV                                  12,404
                                                    --------------
                                                        16,513,128
                                                    --------------
PHILIPPINES (1.1%)
COMMON STOCKS
     644,062  Ayala Land Inc.                              698,310
      45,500  Manila Electric Company-B Shares             337,537
       9,015  Manila Electric Company GDR                  322,286
       7,000  Philippine Long Distance Telephone
                Company                                    408,773
       2,600  Philippine Long Distance Telephone
                Company ADR                                149,500
     200,000  SM Prime Holdings                             47,934
                                                    --------------
                                                         1,964,340
                                                    --------------
PORTUGAL (0.9%)
COMMON STOCKS
      30,160  Portugal Telecom(a)                          800,691
      48,300  Semapa--Sociedade de Investimento e
                Gestao SGPS SA                             746,956
                                                    --------------
                                                         1,547,647
                                                    --------------
SINGAPORE (3.5%)
COMMON STOCKS
     185,000  City Developments Ltd.                     1,635,767
     133,000  Development Bank of Singapore Ltd.         1,716,558
      95,000  Singapore Press Holdings Ltd.              1,795,137
     115,000  United Overseas Bank Ltd.                  1,221,834
                                                    --------------
                                                         6,369,296
                                                    --------------
SPAIN (1.0%)
COMMON STOCKS
       4,500  Banco Popular Espanol SA                     872,201

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS OF CORE TRUST (DELAWARE) (CONTINUED)     NOVEMBER 30,
1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

SPAIN (continued)
COMMON STOCKS (continued)

      42,000  Centros Comerciales Pryca, SA         $      882,162
                                                    --------------
                                                         1,754,363
                                                    --------------
SWEDEN (1.8%)
COMMON STOCKS
      80,000  Atlas Copco AB                             1,847,300
      46,000  Telefonaktiebolaget LM Ericsson "B"
                Shares                                   1,418,548
                                                    --------------
                                                         3,265,848
                                                    --------------
SWITZERLAND (7.7%)
COMMON STOCKS
       2,100  ABB Asea Brown Boveri Ltd.                 2,630,040
       6,400  Adecco SA                                  1,651,233
      12,500  CS Holding AG                              1,331,778
       4,210  Ciba-Geigy AG                              5,214,413
       1,300  Nestle SA                                  1,412,501
         210  Roche Holding AG                           1,615,756
                                                    --------------
                                                        13,855,721
                                                    --------------
THAILAND (0.8%)
COMMON STOCKS
      53,100  Krung Thai Bank Public Company Ltd.          151,771
      42,000  Land & House Public Company Ltd.             332,180
      62,900  Thai Farmers Bank Public Company
                Ltd.                                       536,883
      45,000  United Communication Industry                362,955
WARRANTS
       7,862  Thai Farmers Bank FRN-WT(a)                   10,081
                                                    --------------
                                                         1,393,870
                                                    --------------
UNITED KINGDOM (14.9%)
COMMON STOCKS
     104,400  Airtours plc                               1,179,784
     400,000  Asda Group plc                               799,865
      32,000  Barclays plc                                 550,092
      31,500  British Aerospace plc                        612,956
      98,900  British Airways plc                          977,200
     131,880  British Land Company plc                   1,071,484
     394,000  British Steel plc                          1,099,043
      73,000  Cable & Wireless plc                         583,901
      87,000  Cadbury Schweppes plc                        749,244
     114,300  Courtaulds plc                               768,274
     304,600  David S. Smith (Holdings) plc              1,607,198
      68,000  De La Rue plc                                663,889
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
               INTERNATIONAL PORTFOLIO (continued)
----------------------------------------------------

UNITED KINGDOM (continued)
COMMON STOCKS (continued)

      91,000  Enterprise Oil plc                    $      909,847
     121,700  Guinness plc                                 912,086
      50,300  Johnson Matthey plc                          459,808
      66,000  Kingfisher plc                               719,778
     316,000  LASMO plc                                  1,173,517
     141,000  Lloyds TSB Group plc                         976,172
     339,000  LucasVarity plc(a)                         1,444,067
     302,000  MFI Furniture plc                            979,432
     318,000  Pilkington Brothers plc                      798,874
     154,050  Prudential Corporation plc                 1,261,962
      59,000  RTZ Corporation plc                          991,430
     157,000  Rank Group plc                             1,147,622
     136,350  Tesco plc                                    778,783
     113,260  United News & Media plc                    1,284,666
     351,800  Vodafone Group plc                         1,522,239
      27,000  Zeneca Group plc                             744,077
                                                    --------------
                                                        26,767,290
                                                    --------------
TOTAL STOCKS AND WARRANTS (COST $156,946,828)
                                                       173,155,331
                                                    --------------
SHORT-TERM HOLDINGS (3.6%)
   6,530,061  Norwest Cash Investment Fund               6,530,061
                                                    --------------
TOTAL INVESTMENTS (100.0%) (COST $163,476,889)
                                                      $179,685,392
                                                    --------------
                                                    --------------
----------------------------------------------------
                NOTES TO PORTFOLIO OF INVESTMENTS
----------------------------------------------------

(a)  Non-income producing security.

(b) Part of all of this investment on loan, see Note 6 of Notes to Financial Statements.

(c) Repurchase Agreements: BA Securities, Inc., collateralized by U.S. Treasury Bills 4.93% to 5.06%, due 12/12/96 to 1/16/97, Par $17,043,850; U.S.
     Treasury Notes 7.50%, due 12/31/96, Par $15,000,000; Federal Farm Credit Bank 5.26% to 5.33%, due 12/31/96 to 5/23/97, Par $5,910,000; Federal Home
     Loan Mortgage Corporation 5.27%, due 1/2/97, Par $25,000,000; Federal National Mortgage Association 5.20% to 5.35%, due 12/27/96 to 6/24/97, Par $85,000,000; Student Loan Mortgage Association 5.19%, due 12/2/96, Par $6,000,000. Chase Securities Inc., collateralized by Federal Home Loan Bank 5.19%, due 12/6/96, Par $25,000,000; Federal Home Loan Mortgage Corporation 5.32%, due 12/9/96 to 12/12/96, Par $128,700,000.

See Notes to Financial Statements.                         CORE TRUST (DELAWARE)

--------------------------------------------------------------------------------
 PORTFOLIOS OF INVESTMENTS (CONCLUDED)                         NOVEMBER 30, 1996

----------------------------------------------------
                 NOTES TO PORTFOLIO OF INVESTMENTS (continued)
----------------------------------------------------
(d) At November 30, 1996, $305,000 of U.S. Treasury Bills, due 5/29/97 with a market value of $297,444 were pledged to cover margin requirements for open futures contracts.

(e) During the period June 1, 1996 through November 30, 1996, Index Fund purchased 3,900 shares of Norwest Bank Minnesota, N.A.

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

                             SCHRODER CAPITAL FUNDS
                              FINANCIAL STATEMENTS
                              FOR THE PERIOD ENDED
                               NOVEMBER 30, 1996
                        U.S. SMALLER COMPANIES PORTFOLIO

--------------------------------------------------------------------------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)                 NOVEMBER 30, 1996

ASSETS:
  Investment, at value (cost $30,531,509) (Note 2)..........  $ 34,351,788
  Cash......................................................        12,061
  Receivable for investments sold...........................       128,916
  Receivable for dividends and interest.....................        53,939
                                                              ------------
TOTAL ASSETS................................................    34,546,704
                                                              ------------

LIABILITIES:
  Payable for securities purchased..........................         3,650
  Accrued investment advisory and administration fees (Note
    4)......................................................         7,762
  Other payables and accrued expenses.......................        61,350
                                                              ------------
TOTAL LIABILITIES...........................................        72,762
                                                              ------------
NET ASSETS..................................................  $ 34,473,942
                                                              ------------
                                                              ------------
NET ASSETS CONSIST OF:
  Investors' capital........................................  $ 30,653,663
  Net unrealized appreciation of investments................     3,820,279
                                                              ------------
NET ASSETS..................................................  $ 34,473,942
                                                              ------------
                                                              ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENT OF OPERATIONS (UNAUDITED)      FOR THE PERIOD ENDED NOVEMBER 30, 1996

INVESTMENT INCOME:
  Dividend.....................................................            $   51,464
  Interest.....................................................                32,858
                                                                          -----------
TOTAL INVESTMENT INCOME........................................                84,322
                                                                          -----------
EXPENSES:
  Investment Advisory fees (Note 4)............................                42,120
  Administration fees (Note 4).................................                 5,265
  Transfer agent fees and expenses (Note 4)....................                 3,562
  Custodian fees...............................................                 1,930
  Accounting service fees (Note 4).............................                10,645
  Other professional fees......................................                13,957
  Trustees fees and expenses...................................                   284
  Other........................................................                 2,993
                                                                          -----------
TOTAL EXPENSES.................................................                80,756
  Fees waiver (Note 4).........................................               (20,260)
                                                                          -----------
NET EXPENSES...................................................                60,496
                                                                          -----------
NET INVESTMENT INCOME..........................................                23,826
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments.............................               911,894
  Net change in unrealized appreciation of investments.........             3,820,279
                                                                          -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS................             4,732,173
                                                                          -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........            $4,755,999
                                                                          -----------
                                                                          -----------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 STATEMENT OF CHANGES (UNAUDITED)         FOR THE PERIOD ENDED NOVEMBER 30, 1996

INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income...........................  $     23,826
  Net realized gain on investments................       911,894
  Net change in unrealized appreciation of
    investments...................................     3,820,279
                                                    ------------
  Net increase in net assets resulting from
    operations....................................     4,755,999
                                                    ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions...................................    31,371,678
  Withdrawals.....................................    (1,653,735)
                                                    ------------
NET CONTRIBUTIONS IN INVESTORS' BENIFICIAL
 INTEREST.........................................    29,717,943
                                                    ------------
INCREASE IN NET ASSETS............................    34,473,942
                                                    ------------
NET ASSETS:
  Beginning of period.............................             -
                                                    ------------
  End of period...................................  $ 34,473,942
                                                    ------------
                                                    ------------

See Notes to Financial Statements.                        SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 NOTE 1. ORGANIZATION

Schroder U.S. Smaller Companies Portfolio (the "Portfolio") is a separately managed, diversified portfolio of Schroder Capital Funds, a registered open-end management investment company.

--------------------------------------------------------------------------------
 NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles based upon the following significant accounting policies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION-The value of securities traded on the New York Stock Exchange is based on the last sale price, and the value of securities traded on any other national stock exchange is based on the last sale price as of 4:00 p.m. in New York as quoted by authoritative sources. In the absence of a recorded sale, the average of the closing bid and asked prices is used. Securities traded on other organized markets are valued at the average of the bid and asked prices as of 4:00 p.m. in New York as available from authoritative sources at the end of the business day.

SECURITY TRANSACTIONS AND INVESTMENT INCOME-Security transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Realized gains and losses from security transactions are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 NOTE 3. PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the period ended November 30, 1996, aggregated $20,021,400 and $4,292,893, respectively.

As of November 30, 1996, the aggregate cost of investment securities for Federal income tax purposes was $30,531,509. The gross unrealized appreciation of investments was $4,636,076 and the gross unrealized depreciation of investments was $815,797.

--------------------------------------------------------------------------------
 NOTE 4. RELATED PARTIES

For the period ended November 30, 1996, remunerations to related parties were paid or accrued in the following amounts:

                                                                                         EARNED       WAIVED        NET
                                                                                       -----------  -----------  ---------
Schroder Capital Management International Inc. (Investment Advisor)..................   $  42,120    $  20,260   $  21,860
Forum Financial Services, Inc. (Administrator).......................................       5,265            -       5,265
Forum Financial Corp. (Fund Accountant and Transfer agent)...........................      14,207            -      14,207

The Portfolio retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Contract. SCMI manages the investment and reinvestment of the assets included in the Portfolio and continuously reviews, supervises and administers the Portfolio's investments. It is the responsibility of SCMI to make decisions relating to the Portfolio's investments and to place purchase and sale orders regarding such investments with brokers or dealers selected at its discretion. For its services as investment adviser to the Portfolio, SCMI receives a monthly fee equal on an annual basis to 0.60% of the average daily net assets of the Portfolio.

The Portfolio has entered into an Administrative Services Contract with Schroder Fund Advisors Inc. ("Schroder Advisors"). In addition, the Portfolio and Schroder Advisors have entered into a Sub-Administration Agreement with Forum Financial Services, Inc. ("Forum"). Pursuant to their agreements, Schroder Advisors and Forum provide certain management and administrative services necessary to the Portfolio's operations other than the investment management and administrative services provided to the Portfolio by SCMI pursuant to the Investment Advisory Contract. Schroder Advisors is compensated for these services at an annual rate of 0.075% of the average daily net assets of the Portfolio, a portion of which Forum receives for its services with respect to the Portfolio. SCMI and Schroder Advisors have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund during the period ended November 30, 1996.

Forum Financial Corp. ("FFC") performs portfolio accounting for the Portfolio and is compensated for those services by the Portfolio in the amount of $36,000 per year, plus additional surcharges based upon total assets or security positions. FFC is also the Portfolio's transfer agent pursuant to a Transfer Agency Agreement between Schroder Capital Funds and FFC. FFC is compensated for those services in the amount of $12,000 per year, plus certain interestholder account fees.

                                                          SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------
 SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

--------------------------------------------------------------------------------
 NOTE 5. FEDERAL INCOME TAXES

The Portfolio is not required to pay Federal income taxes on its net investment income and capital gain, as it is treated as a partnership for Federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the partners in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Portfolio.

--------------------------------------------------------------------------------
 NOTE 6. FINANCIAL HIGHLIGHTS

PORTFOLIO PERFORMANCE FOR THE PERIOD ENDED NOVEMBER 30, 1996(B)
Ratio of expenses to average net assets net of fee waivers...............................     0.44%(c)
Ratio of net investment income to average net assets net of fee waivers..................     0.17%(c)
Ratio of expenses to average net assets excluding fee waivers............................     0.58%(c)
Ratio of net investment income to average net assets excluding fee waivers...............     0.31%(c)
Portfolio turnover rate..................................................................       17.39%
Average brokerage commission per share(a)................................................      $0.0553

(a) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

(b) Commencement of operations was August 15, 1996.

(c) Annualized.

                                                          SCHRODER CAPITAL FUNDS

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE

-----------------------------------------------------------------
            SCHRODER U.S. SMALLER COMPANIES PORTFOLIO
----------------------------------------------------
COMMON STOCKS (89.5%)
BASIC MATERIALS (3.5%)
      17,300  AMCOL International Corporation       $      244,365
       8,000  Ball Corporation                             196,000
      31,200  Calgon Carbon Corporation                    362,705
      13,600  Ferro Corporation                            392,702
                                                    --------------
                                                         1,195,772
                                                    --------------
CAPITAL GOODS/CONSTRUCTION (8.6%)
      14,100  BMC Industries Inc.                          405,375
      12,375  Cavalier Homes Inc.                          139,220
      10,100  Dal-Tile International Inc.(a)               214,625
      11,100  Donaldson Company Inc.                       338,550
       4,600  Harsco Corporation                           320,850
      12,100  Miller Industries Inc.(a)                    335,775
      10,900  Tracor Inc.(a)                               239,800
      11,700  Triangle Pacific Corporation(a)              255,207
       8,300  Trinova Corporation                          302,950
      12,500  U.S.A. Waste Services, Inc.(a)               403,125
                                                    --------------
                                                         2,955,477
                                                    --------------
CONSUMER CYCLICAL (18.5%)
       9,992  AccuStaff Inc.(a)                            202,339
       6,700  Barnett Inc.(a)                              165,825
       6,650  CDW Computer Centers Inc.(a)                 438,900
       7,200  Consolidated Stores Corporation(a)           266,400
      12,700  Day Runner Inc.(a)                           307,975
       2,900  Ethan Allen Interiors Inc.                    96,425
      26,000  Furniture Brands International,
                Inc.(a)                                    321,750
      10,000  Goody's Family Clothing, Inc.(a)             163,751
       8,800  HFS Inc.(a)                                  569,800
      10,400  Nautica Enterprises(a)                       332,800
       7,300  Performance Food Group Company(a)             88,057
      22,900  Petco Animal Supplies Inc.(a)                500,940
      18,350  Regal Cinemas Inc.(a)                        598,671
       5,800  Robert Half International, Inc.(a)           216,050
      21,800  ShoLodge Inc.(a)                             294,300
      16,750  Sonic Corporation(a)                         383,158
       7,000  Tiffany & Company                            258,126
       7,600  Viking Office Products, Inc.(a)              237,977
      11,000  Warnaco Group, Inc. Class A                  292,876
      13,500  WestPoint Stevens Inc.(a)                    405,000

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
      SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
CONSUMER CYCLICAL (continued)

       9,600  Wet Seal Inc.(a)                      $      218,400
                                                    --------------
                                                         6,359,520
                                                    --------------
CONSUMER STAPLES (6.6%)
      11,000  Compdent Corporation(a)                      302,500
      15,500  Data Processing Resources
                Corporation(a)                             269,314
      10,100  Eckerd Corporation(a)                        348,450
      21,900  Fine Host Corporation(a)                     347,664
       6,350  Harman International Industries,
                Inc.                                       323,850
       7,900  Henry Schein Inc.(a)                         321,925
      17,400  Physician Sales & Service, Inc.(a)           352,350
                                                    --------------
                                                         2,266,053
                                                    --------------
ENERGY (8.3%)
       7,800  B.J. Services Company(a)                     372,450
       5,700  Cooper Cameron Corporation(a)                374,775
       7,600  Flores & Rucks Inc.(a)                       373,350
      11,500  Input/Output, Inc.(a)                        276,000
      12,500  Offshore Energy Development
                Corporation(a)                             198,438
       7,100  Tosco Corporation                            540,489
      13,400  Union Texas Petroleum Holdings, Inc.         298,150
      18,100  Varco International Inc.(a)                  414,039
                                                    --------------
                                                         2,847,691
                                                    --------------
FINANCIAL (18.0%)
       7,900  American States Financial
                Corporation                                216,263
       9,600  Bank United Corporation(a)                   256,800
       5,500  Banknorth Group Inc.                         211,750
       5,800  CMAC Investment Corporation                  442,250
      20,500  CWM Mortgage Holdings Inc.                   422,817
       3,350  Charter One Financial, Inc.                  145,725
      14,900  Commercial Federal Corporation               720,791
       3,500  Community First Bankshares, Inc.              96,250
       9,100  Compass Bancshares Inc.                      353,765
      11,500  Cullen/Frost Bankers, Inc.                   408,250
      13,800  FBL Financial Group, Inc.(a)                 334,650
      13,000  Inkeepers USA Trust                          162,500
      11,500  MLF Bancorp Inc.(a)                          168,907

See Notes to Financial Statements.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (UNAUDITED)                          NOVEMBER 30, 1996

 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
      SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
FINANCIAL (continued)

       8,000  North Fork Bancorporation, Inc.       $      272,000
      12,900  Penncorp Financial Group Inc.                443,440
       7,000  Starwood Lodging Trust                       334,250
       9,400  UST Inc.                                     176,250
       8,582  Union Planters Corporation                   355,080
      14,600  UnionBancorp Inc.                            198,920
       5,200  Walden Bancorp Inc.                          178,750
       4,900  Westamerica Bancorporation                   284,200
                                                    --------------
                                                         6,183,608
                                                    --------------
HEALTH CARE (9.4%)
       3,300  AmeriSource Health Corporation(a)            129,938
      11,800  Bergen Brunswig Corporation                  321,550
      30,100  Community Psychiatric Centers(a)             270,900
      17,400  Coventry Corporation(a)                      171,826
       9,600  Genzyme Corporation(a)                       218,400
      19,100  Haemonetics Corporation(a)                   331,860
      25,162  Healthdyne Technologies Inc.(a)              229,600
       7,700  Invacare Corporation                         207,900
      21,000  Isis Pharmaceuticals Inc.(a)                 343,870
      29,100  Matria Healthcare Inc.(a)                    174,600
      20,050  Multicare Companies Inc.(a)                  395,980
       3,800  Shared Medical Systems Corporation           189,050
      13,100  Value Health Inc.(a)                         237,430
                                                    --------------
                                                         3,222,904
                                                    --------------
TECHNOLOGY (11.7%)
      14,100  Amphenol Corporation(a)                      301,390
      17,000  Antec Corporation(a)                         165,750
      11,675  Cadence Design Systems Inc.(a)               465,540
      51,700  Computervision Corporation(a)                491,150
      10,100  Credence Systems Corporation(a)              199,475
       2,000  Cymer Inc.(a)                                 66,500
 FACE/SHARE                 SECURITY
   AMOUNT                 DESCRIPTION                   VALUE
----------------------------------------------------
      SCHRODER U.S. SMALLER COMPANIES PORTFOLIO (continued)
----------------------------------------------------

COMMON STOCKS (continued)
TECHNOLOGY (continued)

      16,200  EG&G Inc.                             $      295,650
      13,500  Exabyte Corporation(a)                       195,750
      14,500  INTERSOLV(a)                                 134,125
      13,600  Intergraph Corporation(a)                    124,100
       4,700  Lam Research Corporation(a)                  168,610
       9,800  Marcam Corporation(a)                        111,470
       8,400  MicroTouch Systems Inc.(a)                   210,000
       3,500  Symbol Technologies Inc.(a)                  163,190
      16,300  System Software Associates Inc.              226,165
       9,200  Thomas & Betts Corporation                   416,300
      13,400  Wang Laboratories Inc.(a)                    283,070
                                                    --------------
                                                         4,018,235
                                                    --------------
TRANSPORTATION/SERVICES/MISCELLANEOUS (4.9%)
      10,100  Atlantic Southeast Airlines Inc.             229,775
      15,000  Comair Holdings Inc.                         373,120
       5,000  Heritage Media Corporation(a)                 69,375
       7,300  Jacor Communications Inc.(a)                 175,200
       7,000  Landstar System Inc.(a)                      161,000
       9,900  Mid-America Apartment Communities
                Inc.                                       252,450
      20,600  RemedyTemp Inc.(a)                           329,600
       6,200  Skywest Inc.                                  89,120
                                                    --------------
                                                         1,679,640
                                                    --------------

TOTAL COMMON STOCKS (COST $26,908,621)                  30,728,900
                                                    --------------

SHORT-TERM HOLDINGS (10.5%)
   3,622,888  Chase Institutional Treasury Money
                Market Fund Non Personal (cost
                $3,622,888)                              3,622,888
                                                    --------------

TOTAL INVESTMENTS (100.0%) (COST $30,531,509)
                                                       $34,351,788
                                                    --------------
                                                    --------------

(a)  Non-income producing.

See Notes to Financial Statements.

Norwest Advantage Funds                                          ---------------
733 Marquette Avenue                                                Bulk Rate
Minneapolis, MN 55479-0040                                        U.S. Postage
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                                                                 Permit No. 3489
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                                                                 ---------------




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Manager and Distributor

-C-1996 NORWEST ADVANTAGE FUNDS
MFBOA 032 1/97


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